UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Series Large Cap Growth Index Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	13.1
Microsoft Corp.	9.7
Amazon.com, Inc.	5.1
Tesla, Inc.	3.2
Alphabet, Inc. Class A	2.7
UnitedHealth Group, Inc.	2.7
Alphabet, Inc. Class C	2.5
Visa, Inc. Class A	1.9
NVIDIA Corp.	1.8
MasterCard, Inc. Class A	1.6
44.3

Market Sectors (% of Fund's net assets)

Information Technology	43.1
Consumer Discretionary	15.9
Health Care	12.7
Industrials	7.3
Communication Services	6.9
Consumer Staples	5.8
Financials	3.1
Energy	1.8
Real Estate	1.5
Materials	1.4
Utilities	0.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 2%

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.9%
Entertainment - 0.9%
Electronic Arts, Inc.	645	81,244
Live Nation Entertainment, Inc. (a)	2,807	223,465
Madison Square Garden Sports Corp.	353	55,283
Netflix, Inc. (a)	7,250	2,116,130
Playtika Holding Corp. (a)	3,490	32,981
Roblox Corp. (a)(b)	16,148	722,462
Roku, Inc. Class A (a)	1,282	71,202
Spotify Technology SA (a)	5,133	413,617
Take-Two Interactive Software, Inc. (a)	4,961	587,779
The Walt Disney Co. (a)	4,477	476,980
Warner Bros Discovery, Inc. (a)	63,518	825,734
World Wrestling Entertainment, Inc. Class A (b)	1,592	125,593
		5,732,470
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (a)	192,204	18,165,200
Class C (a)	172,633	16,341,440
Match Group, Inc. (a)	9,790	422,928
Meta Platforms, Inc. Class A (a)	17,938	1,671,104
Pinterest, Inc. Class A (a)	4,461	109,741
TripAdvisor, Inc. (a)	306	7,228
Zoominfo Technologies, Inc. (a)	10,075	448,640
		37,166,281
Media - 0.4%
Cable One, Inc.	130	111,726
Charter Communications, Inc. Class A (a)	4,063	1,493,640
Liberty Broadband Corp.:
Class A (a)	367	31,312
Class C (a)	2,045	172,659
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	839	48,435
Liberty Media Class A (a)	83	4,318
Liberty SiriusXM Series A (a)(b)	131	5,560
Liberty SiriusXM Series C (a)	2,254	95,096
Nexstar Broadcasting Group, Inc. Class A	131	22,440
The Trade Desk, Inc. (a)	16,096	856,951
		2,842,137
TOTAL COMMUNICATION SERVICES		45,740,888
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.0%
Aptiv PLC (a)	2,473	225,216
Automobiles - 3.3%
Lucid Group, Inc. Class A (a)(b)	18,310	261,650
Tesla, Inc. (a)	93,433	21,259,745
		21,521,395
Distributors - 0.1%
Genuine Parts Co.	417	74,168
Pool Corp.	1,414	430,181
		504,349
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	616	40,237
H&R Block, Inc.	4,787	196,985
Mister Car Wash, Inc. (a)(b)	2,099	18,534
		255,756
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	14,337	1,532,769
Booking Holdings, Inc. (a)	1,458	2,725,702
Caesars Entertainment, Inc. (a)	5,130	224,335
Chipotle Mexican Grill, Inc. (a)	1,021	1,529,795
Choice Hotels International, Inc.	1,221	158,535
Churchill Downs, Inc.	1,330	276,520
Darden Restaurants, Inc. (b)	3,281	469,642
Domino's Pizza, Inc.	964	320,279
Draftkings Holdings, Inc. (a)(b)	12,041	190,248
Expedia, Inc. (a)	5,547	518,478
Hilton Worldwide Holdings, Inc.	7,169	969,679
Las Vegas Sands Corp. (a)	4,483	170,399
Marriott International, Inc. Class A	10,077	1,613,428
McDonald's Corp.	6,599	1,799,283
Norwegian Cruise Line Holdings Ltd. (a)	1,139	19,238
Planet Fitness, Inc. (a)	2,303	150,800
Six Flags Entertainment Corp. (a)	1,423	31,733
Starbucks Corp.	15,165	1,313,137
Travel+Leisure Co.	2,205	83,746
Vail Resorts, Inc.	1,395	305,686
Wendy's Co.	6,175	128,317
Wyndham Hotels & Resorts, Inc.	2,248	170,691
Wynn Resorts Ltd. (a)	494	31,567
Yum! Brands, Inc.	1,195	141,309
		14,875,316
Household Durables - 0.2%
D.R. Horton, Inc.	6,114	470,044
NVR, Inc. (a)	79	334,782
PulteGroup, Inc.	3,352	134,046
Toll Brothers, Inc. (b)	2,003	86,289
TopBuild Corp. (a)	1,014	172,522
		1,197,683
Internet & Direct Marketing Retail - 5.5%
Amazon.com, Inc. (a)	326,462	33,442,767
Doordash, Inc. (a)	8,111	353,072
eBay, Inc.	2,597	103,464
Etsy, Inc. (a)	4,638	435,555
Lyft, Inc. (a)	9,012	131,936
Uber Technologies, Inc. (a)	60,088	1,596,538
Wayfair LLC Class A (a)(b)	1,812	68,711
		36,132,043
Leisure Products - 0.1%
Brunswick Corp.	502	35,476
Mattel, Inc. (a)	6,291	119,277
Polaris, Inc. (b)	1,514	153,822
YETI Holdings, Inc. (a)	3,120	100,090
		408,665
Multiline Retail - 0.6%
Dollar General Corp.	8,401	2,142,675
Dollar Tree, Inc. (a)	2,419	383,412
Nordstrom, Inc. (b)	3,396	69,075
Ollie's Bargain Outlet Holdings, Inc. (a)	119	6,664
Target Corp.	9,373	1,539,515
		4,141,341
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	178	33,806
AutoZone, Inc. (a)	649	1,643,839
Best Buy Co., Inc.	2,276	155,701
Burlington Stores, Inc. (a)	2,262	323,376
CarMax, Inc. (a)(b)	690	43,477
Carvana Co. Class A (a)(b)	3,835	51,888
Five Below, Inc. (a)	1,999	292,554
Floor & Decor Holdings, Inc. Class A (a)	3,781	277,412
Leslie's, Inc. (a)(b)	5,223	73,331
Lowe's Companies, Inc.	20,269	3,951,442
O'Reilly Automotive, Inc. (a)	940	786,940
RH (a)	280	71,100
Ross Stores, Inc.	5,368	513,664
The Home Depot, Inc.	22,012	6,518,414
TJX Companies, Inc.	43,121	3,109,024
Tractor Supply Co.	4,104	901,936
Ulta Beauty, Inc. (a)	1,886	790,932
Victoria's Secret & Co. (a)	2,208	83,021
Williams-Sonoma, Inc. (b)	1,980	245,183
		19,867,040
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	852	298,140
lululemon athletica, Inc. (a)	4,100	1,349,064
NIKE, Inc. Class B	45,013	4,171,805
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	747	25,719
Tapestry, Inc.	1,170	37,066
		5,881,794
TOTAL CONSUMER DISCRETIONARY		105,010,598
CONSUMER STAPLES - 5.8%
Beverages - 2.4%
Boston Beer Co., Inc. Class A (a)(b)	333	124,306
Brown-Forman Corp.:
Class A (b)	940	64,644
Class B (non-vtg.)	3,994	271,592
Monster Beverage Corp. (a)	12,618	1,182,559
PepsiCo, Inc.	42,909	7,791,416
The Coca-Cola Co.	107,567	6,437,885
		15,872,402
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	3,086	238,856
Costco Wholesale Corp.	16,262	8,155,393
Grocery Outlet Holding Corp. (a)	242	8,366
Performance Food Group Co. (a)	1,739	90,498
Sysco Corp.	18,645	1,613,911
		10,107,024
Food Products - 0.3%
Darling Ingredients, Inc. (a)	408	32,020
Freshpet, Inc. (a)	939	55,354
Kellogg Co.	5,076	389,938
Lamb Weston Holdings, Inc.	5,288	455,931
Pilgrim's Pride Corp. (a)	912	21,022
The Hershey Co.	4,644	1,108,848
		2,063,113
Household Products - 1.3%
Church & Dwight Co., Inc.	4,032	298,892
Colgate-Palmolive Co.	18,704	1,381,103
Kimberly-Clark Corp.	7,327	911,918
Procter & Gamble Co.	37,397	5,036,254
The Clorox Co.	3,747	547,212
		8,175,379
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	8,427	1,689,529
Olaplex Holdings, Inc. (b)	4,623	20,341
		1,709,870
TOTAL CONSUMER STAPLES		37,927,788
ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Halliburton Co.	14,915	543,204
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp. (a)	6,904	253,101
Cheniere Energy, Inc.	5,252	926,505
Continental Resources, Inc.	1,005	74,340
Coterra Energy, Inc.	4,643	144,537
Devon Energy Corp.	11,804	913,039
Diamondback Energy, Inc.	3,623	569,210
Enviva, Inc. (b)	1,133	67,799
EOG Resources, Inc.	15,698	2,143,091
Hess Corp.	8,089	1,141,196
New Fortress Energy, Inc.	1,811	99,732
Occidental Petroleum Corp.	24,815	1,801,569
ONEOK, Inc.	1,869	110,869
Ovintiv, Inc.	6,671	337,886
PDC Energy, Inc.	1,882	135,767
Pioneer Natural Resources Co.	4,799	1,230,512
Range Resources Corp.	6,123	174,383
Southwestern Energy Co. (a)	2,917	20,215
Targa Resources Corp.	8,282	566,240
Texas Pacific Land Corp. (b)	210	483,813
		11,193,804
TOTAL ENERGY		11,737,008
FINANCIALS - 3.1%
Banks - 0.1%
First Citizens Bancshares, Inc.	111	91,255
Signature Bank	117	18,548
SVB Financial Group (a)	1,373	317,108
Western Alliance Bancorp.	2,350	157,850
		584,761
Capital Markets - 1.6%
Ameriprise Financial, Inc.	2,530	782,074
Ares Management Corp.	5,561	421,691
Blackstone, Inc.	25,702	2,342,480
Blue Owl Capital, Inc. Class A (b)	15,085	151,152
Charles Schwab Corp.	30,986	2,468,655
FactSet Research Systems, Inc.	1,393	592,708
LPL Financial	2,922	747,009
MarketAxess Holdings, Inc.	1,363	332,627
Moody's Corp.	5,535	1,466,055
Morningstar, Inc.	826	191,781
MSCI, Inc.	2,178	1,021,177
Raymond James Financial, Inc.	578	68,285
Tradeweb Markets, Inc. Class A	2,456	135,276
		10,720,970
Consumer Finance - 0.0%
American Express Co.	1,385	205,603
Credit Acceptance Corp. (a)	26	12,106
Upstart Holdings, Inc. (a)(b)	518	12,007
		229,716
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	12,831	710,324
Insurance - 1.3%
Aon PLC	7,276	2,048,121
Arch Capital Group Ltd. (a)	4,218	242,535
Arthur J. Gallagher & Co.	861	161,076
Assurant, Inc.	122	16,575
Brown & Brown, Inc.	665	39,095
Erie Indemnity Co. Class A	674	173,225
Everest Re Group Ltd.	445	143,584
Lincoln National Corp.	1,319	71,055
Markel Corp. (a)	114	137,495
Marsh & McLennan Companies, Inc.	16,435	2,654,088
Progressive Corp.	18,655	2,395,302
RenaissanceRe Holdings Ltd.	877	135,654
Ryan Specialty Group Holdings, Inc. (a)(b)	3,050	136,793
		8,354,598
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc. (b)	2,443	16,857
UWM Holdings Corp. Class A (b)	3,112	10,207
		27,064
TOTAL FINANCIALS		20,627,433
HEALTH CARE - 12.7%
Biotechnology - 3.3%
AbbVie, Inc.	64,912	9,503,117
Alnylam Pharmaceuticals, Inc. (a)	4,427	917,540
Amgen, Inc.	16,474	4,453,746
Exact Sciences Corp. (a)(b)	1,186	41,249
Exelixis, Inc. (a)	9,943	164,855
Horizon Therapeutics PLC (a)	7,655	477,060
Incyte Corp. (a)	5,784	429,983
Ionis Pharmaceuticals, Inc. (a)	4,731	209,110
Moderna, Inc. (a)	761	114,401
Natera, Inc. (a)	2,971	139,518
Neurocrine Biosciences, Inc. (a)	3,474	399,927
Novavax, Inc. (a)(b)	2,958	65,875
Regeneron Pharmaceuticals, Inc. (a)	555	415,556
Repligen Corp. (a)(b)	1,443	263,333
Sarepta Therapeutics, Inc. (a)	3,084	351,638
Seagen, Inc. (a)	4,985	633,893
Ultragenyx Pharmaceutical, Inc. (a)	1,932	78,169
Vertex Pharmaceuticals, Inc. (a)	8,865	2,765,880
		21,424,850
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	8,317	822,884
Abiomed, Inc. (a)	1,639	413,159
Align Technology, Inc. (a)	2,158	419,299
Baxter International, Inc.	2,852	155,006
DexCom, Inc. (a)	14,371	1,735,729
Edwards Lifesciences Corp. (a)	22,681	1,642,785
Globus Medical, Inc. (a)	201	13,467
ICU Medical, Inc. (a)(b)	140	20,777
IDEXX Laboratories, Inc. (a)	3,059	1,100,261
Insulet Corp. (a)	2,525	653,495
Intuitive Surgical, Inc. (a)	12,103	2,983,026
Masimo Corp. (a)	1,316	173,186
Novocure Ltd. (a)(b)	3,781	267,165
Penumbra, Inc. (a)(b)	1,304	223,597
ResMed, Inc.	5,302	1,186,004
Stryker Corp.	6,904	1,582,673
Tandem Diabetes Care, Inc. (a)	2,231	125,271
		13,517,784
Health Care Providers & Services - 3.6%
agilon health, Inc. (a)(b)	6,403	127,100
AmerisourceBergen Corp.	5,417	851,661
Chemed Corp.	194	90,573
Cigna Corp.	1,749	565,032
DaVita HealthCare Partners, Inc. (a)	2,036	148,648
Elevance Health, Inc.	2,691	1,471,358
Guardant Health, Inc. (a)	3,539	175,181
HCA Holdings, Inc.	499	108,518
Humana, Inc.	3,278	1,829,386
McKesson Corp.	1,045	406,892
Molina Healthcare, Inc. (a)	1,630	584,942
Signify Health, Inc. (a)	210	6,138
UnitedHealth Group, Inc.	31,264	17,356,210
		23,721,639
Health Care Technology - 0.1%
Certara, Inc. (a)	2,802	34,268
Definitive Healthcare Corp. (a)(b)	602	9,500
Doximity, Inc. (a)(b)	1,847	48,890
Teladoc Health, Inc. (a)(b)	572	16,954
Veeva Systems, Inc. Class A (a)	5,111	858,341
		967,953
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	3,045	82,763
Agilent Technologies, Inc.	9,880	1,366,898
Avantor, Inc. (a)	20,774	419,012
Bio-Techne Corp.	1,425	422,171
Bruker Corp.	3,987	246,556
Charles River Laboratories International, Inc. (a)	1,725	366,131
Danaher Corp.	1,617	406,950
IQVIA Holdings, Inc. (a)	6,807	1,427,224
Maravai LifeSciences Holdings, Inc. (a)	4,057	67,346
Mettler-Toledo International, Inc. (a)	821	1,038,508
Sotera Health Co. (a)	3,730	25,662
Syneos Health, Inc. (a)	690	34,762
Thermo Fisher Scientific, Inc.	1,753	900,989
Waters Corp. (a)	2,197	657,276
West Pharmaceutical Services, Inc.	2,716	624,952
		8,087,200
Pharmaceuticals - 2.4%
Catalent, Inc. (a)	1,961	128,897
Eli Lilly & Co.	25,193	9,122,133
Merck & Co., Inc.	38,939	3,940,627
Zoetis, Inc. Class A	17,291	2,607,137
		15,798,794
TOTAL HEALTH CARE		83,518,220
INDUSTRIALS - 7.3%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	1,916	278,663
BWX Technologies, Inc.	1,318	75,100
HEICO Corp.	1,332	216,636
HEICO Corp. Class A	2,964	377,317
Howmet Aerospace, Inc.	1,366	48,561
Huntington Ingalls Industries, Inc.	321	82,519
Lockheed Martin Corp.	8,719	4,243,363
Northrop Grumman Corp.	630	345,876
Spirit AeroSystems Holdings, Inc. Class A	3,530	81,755
The Boeing Co. (a)	6,259	891,970
TransDigm Group, Inc.	729	419,729
		7,061,489
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc. (b)	1,182	115,505
Expeditors International of Washington, Inc.	1,843	180,338
GXO Logistics, Inc. (a)	426	15,566
United Parcel Service, Inc. Class B	24,093	4,042,083
		4,353,492
Airlines - 0.1%
Delta Air Lines, Inc. (a)	23,484	796,812
Building Products - 0.3%
A.O. Smith Corp.	1,151	63,052
Advanced Drain Systems, Inc.	2,347	271,970
Allegion PLC	2,540	266,116
Armstrong World Industries, Inc.	999	75,494
Carlisle Companies, Inc.	1,590	379,692
Fortune Brands Home & Security, Inc.	1,602	96,633
Masco Corp.	453	20,960
Trane Technologies PLC	4,969	793,201
Trex Co., Inc. (a)	4,028	193,707
		2,160,825
Commercial Services & Supplies - 0.8%
Cintas Corp.	2,963	1,266,831
Copart, Inc. (a)	7,813	898,651
Driven Brands Holdings, Inc. (a)(b)	146	4,669
IAA, Inc. (a)	4,110	155,892
MSA Safety, Inc.	530	71,147
Republic Services, Inc.	487	64,586
Rollins, Inc.	7,867	331,043
Tetra Tech, Inc.	815	115,143
Waste Management, Inc.	14,280	2,261,524
		5,169,486
Construction & Engineering - 0.1%
AECOM	301	22,659
Quanta Services, Inc.	2,849	404,672
Valmont Industries, Inc.	108	34,476
Willscot Mobile Mini Holdings (a)	4,052	172,332
		634,139
Electrical Equipment - 0.3%
ChargePoint Holdings, Inc. Class A (a)(b)	9,029	126,225
Emerson Electric Co.	6,921	599,359
Generac Holdings, Inc. (a)	2,282	264,507
Plug Power, Inc. (a)(b)	9,623	153,776
Rockwell Automation, Inc.	2,880	735,264
Vertiv Holdings Co.	1,773	25,372
		1,904,503
Industrial Conglomerates - 0.3%
General Electric Co.	2,227	173,283
Honeywell International, Inc.	7,277	1,484,654
		1,657,937
Machinery - 1.8%
AGCO Corp.	303	37,624
Allison Transmission Holdings, Inc.	2,753	116,314
Caterpillar, Inc.	16,887	3,655,360
Deere & Co.	10,296	4,075,363
Donaldson Co., Inc.	770	44,237
Graco, Inc.	4,219	293,558
IDEX Corp.	501	111,377
Illinois Tool Works, Inc.	10,229	2,184,198
Lincoln Electric Holdings, Inc.	2,054	291,668
Middleby Corp. (a)	139	19,441
Nordson Corp.	506	113,850
Otis Worldwide Corp.	1,921	135,699
Parker Hannifin Corp.	1,064	309,220
Toro Co.	3,827	403,481
Xylem, Inc.	928	95,055
		11,886,445
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	4,820	524,657
CoStar Group, Inc. (a)	2,044	169,080
Equifax, Inc.	2,228	377,735
FTI Consulting, Inc. (a)	525	81,706
KBR, Inc.	3,274	162,947
Robert Half International, Inc.	3,483	266,310
TransUnion Holding Co., Inc.	5,170	306,426
Verisk Analytics, Inc.	5,700	1,042,131
		2,930,992
Road & Rail - 1.0%
CSX Corp.	19,818	575,911
J.B. Hunt Transport Services, Inc.	2,727	466,508
Landstar System, Inc.	1,172	183,090
Old Dominion Freight Lines, Inc.	3,687	1,012,450
Union Pacific Corp.	23,062	4,546,443
XPO Logistics, Inc. (a)	288	14,901
		6,799,303
Trading Companies & Distributors - 0.4%
Core & Main, Inc. (a)(b)	988	23,297
Fastenal Co.	21,105	1,020,005
SiteOne Landscape Supply, Inc. (a)	1,010	117,029
United Rentals, Inc. (a)	1,172	370,012
W.W. Grainger, Inc.	1,671	976,449
Watsco, Inc. (b)	636	172,331
WESCO International, Inc. (a)	881	121,375
		2,800,498
TOTAL INDUSTRIALS		48,155,921
INFORMATION TECHNOLOGY - 43.1%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	9,027	1,091,003
Ubiquiti, Inc.	64	22,192
		1,113,195
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	16,206	1,228,901
Arrow Electronics, Inc. (a)	121	12,252
CDW Corp.	4,961	857,310
Cognex Corp.	5,930	274,144
Coherent Corp. (a)	741	24,905
Corning, Inc.	1,650	53,081
Jabil, Inc.	4,012	257,771
Keysight Technologies, Inc. (a)	6,089	1,060,399
National Instruments Corp.	629	24,015
Vontier Corp.	3,675	70,193
Zebra Technologies Corp. Class A (a)	774	219,212
		4,082,183
IT Services - 7.0%
Accenture PLC Class A	23,273	6,607,205
Automatic Data Processing, Inc.	14,080	3,403,136
Broadridge Financial Solutions, Inc.	3,887	583,283
Cloudflare, Inc. (a)	10,247	577,111
EPAM Systems, Inc. (a)	2,014	704,900
Euronet Worldwide, Inc. (a)	1,328	111,565
Fiserv, Inc. (a)	1,965	201,884
FleetCor Technologies, Inc. (a)	2,679	498,615
Gartner, Inc. (a)	2,816	850,207
Genpact Ltd.	3,467	168,150
Globant SA (a)	1,491	281,322
GoDaddy, Inc. (a)	818	65,767
IBM Corp.	22,084	3,053,996
Jack Henry & Associates, Inc.	2,665	530,495
MasterCard, Inc. Class A	31,618	10,376,395
MongoDB, Inc. Class A (a)	2,391	437,625
Okta, Inc. (a)	746	41,866
Paychex, Inc.	11,838	1,400,554
PayPal Holdings, Inc. (a)	13,093	1,094,313
Shift4 Payments, Inc. (a)(b)	1,893	87,021
Snowflake, Inc. (a)	10,535	1,688,761
Switch, Inc. Class A	3,128	106,508
The Western Union Co.	4,798	64,821
Thoughtworks Holding, Inc. (a)	3,146	30,233
Toast, Inc. (a)(b)	9,035	199,583
Twilio, Inc. Class A (a)	2,360	175,513
VeriSign, Inc. (a)	380	76,175
Visa, Inc. Class A	60,469	12,526,758
WEX, Inc. (a)	1,164	191,059
Wix.com Ltd. (a)	1,515	127,412
		46,262,233
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	46,747	2,807,625
Allegro MicroSystems LLC (a)	2,427	61,670
Analog Devices, Inc.	3,859	550,371
Applied Materials, Inc.	31,892	2,815,745
Broadcom, Inc.	14,508	6,820,501
Enphase Energy, Inc. (a)	4,803	1,474,521
Entegris, Inc.	5,443	431,848
GlobalFoundries, Inc.	558	31,639
KLA Corp.	5,207	1,647,755
Lam Research Corp.	5,025	2,034,020
Lattice Semiconductor Corp. (a)	4,972	241,192
Microchip Technology, Inc.	16,866	1,041,307
Micron Technology, Inc.	7,651	413,919
Monolithic Power Systems, Inc.	1,664	564,845
NVIDIA Corp.	88,453	11,938,501
onsemi (a)	9,935	610,307
Qualcomm, Inc.	41,157	4,842,533
Teradyne, Inc.	5,212	423,996
Texas Instruments, Inc.	23,205	3,727,419
Universal Display Corp.	1,581	150,543
		42,630,257
Software - 15.6%
Adobe, Inc. (a)	17,332	5,520,242
Alteryx, Inc. Class A (a)	2,126	103,600
ANSYS, Inc. (a)	1,679	371,328
AppLovin Corp. (a)(b)	8,155	138,309
Aspen Technology, Inc. (a)	986	238,070
Atlassian Corp. PLC (a)	5,019	1,017,502
Autodesk, Inc. (a)	7,987	1,711,614
Bentley Systems, Inc. Class B (b)	6,173	217,783
Black Knight, Inc. (a)	531	32,110
Cadence Design Systems, Inc. (a)	10,011	1,515,565
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	2,424	22,616
Ceridian HCM Holding, Inc. (a)	967	64,006
Confluent, Inc. (a)(b)	4,637	124,643
Coupa Software, Inc. (a)	1,545	82,240
Crowdstrike Holdings, Inc. (a)	7,714	1,243,497
Datadog, Inc. Class A (a)	9,737	783,926
DocuSign, Inc. (a)	7,239	349,644
DoubleVerify Holdings, Inc. (a)	2,042	59,688
Dropbox, Inc. Class A (a)	9,325	202,819
Dynatrace, Inc. (a)	7,287	256,794
Elastic NV (a)	2,872	183,664
Fair Isaac Corp. (a)	901	431,435
Five9, Inc. (a)	2,510	151,253
Fortinet, Inc. (a)	23,676	1,353,320
HubSpot, Inc. (a)	1,669	494,959
Informatica, Inc. (b)	232	4,492
Intuit, Inc.	10,121	4,326,728
Jamf Holding Corp. (a)(b)	2,067	48,926
Manhattan Associates, Inc. (a)	1,414	172,041
Microsoft Corp.	274,829	63,796,056
nCino, Inc. (a)(b)	560	17,629
NCR Corp. (a)	244	5,187
New Relic, Inc. (a)	1,903	112,734
NortonLifeLock, Inc.	7,460	168,074
Nutanix, Inc. Class A (a)	4,181	114,559
Oracle Corp.	38,170	2,979,932
Palantir Technologies, Inc. (a)(b)	66,332	583,058
Palo Alto Networks, Inc. (a)	10,793	1,851,971
Paycom Software, Inc. (a)	1,876	649,096
Paylocity Holding Corp. (a)	1,455	337,254
Pegasystems, Inc.	1,582	58,866
Procore Technologies, Inc. (a)(b)	1,887	103,143
PTC, Inc. (a)	3,863	455,177
RingCentral, Inc. (a)	3,188	113,238
Salesforce.com, Inc. (a)	7,562	1,229,506
SentinelOne, Inc. (a)(b)	4,701	107,371
ServiceNow, Inc. (a)	7,353	3,093,701
Smartsheet, Inc. (a)	4,543	158,642
Splunk, Inc. (a)	5,903	490,598
Synopsys, Inc. (a)	5,595	1,636,817
Teradata Corp. (a)	2,099	66,307
Tyler Technologies, Inc. (a)	1,317	425,826
UiPath, Inc. Class A (a)(b)	1,269	16,053
Unity Software, Inc. (a)(b)	5,075	149,713
VMware, Inc. Class A	3,734	420,187
Workday, Inc. Class A (a)	7,242	1,128,448
Zendesk, Inc. (a)	4,459	341,961
Zoom Video Communications, Inc. Class A (a)	4,667	389,414
Zscaler, Inc. (a)	3,052	470,313
		102,693,645
Technology Hardware, Storage & Peripherals - 13.3%
Apple, Inc.	561,642	86,122,176
Dell Technologies, Inc.	1,394	53,530
HP, Inc.	17,435	481,555
NetApp, Inc.	8,064	558,593
Pure Storage, Inc. Class A (a)	10,319	318,444
		87,534,298
TOTAL INFORMATION TECHNOLOGY		284,315,811
MATERIALS - 1.4%
Chemicals - 1.1%
Albemarle Corp.	2,211	618,793
Axalta Coating Systems Ltd. (a)	1,982	46,220
CF Industries Holdings, Inc.	7,297	775,379
Ecolab, Inc.	8,040	1,262,843
FMC Corp.	1,566	186,197
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	6,124	16,719
Linde PLC	3,876	1,152,529
PPG Industries, Inc.	4,591	524,200
RPM International, Inc.	241	22,791
Sherwin-Williams Co.	8,782	1,976,213
The Chemours Co. LLC	3,342	95,681
The Mosaic Co.	1,597	85,839
The Scotts Miracle-Gro Co. Class A	510	23,414
Valvoline, Inc.	6,405	188,051
		6,974,869
Construction Materials - 0.1%
Eagle Materials, Inc.	1,127	137,843
Martin Marietta Materials, Inc.	202	67,868
Vulcan Materials Co.	2,369	387,805
		593,516
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA (b)	1,804	8,010
Avery Dennison Corp.	1,841	312,142
Ball Corp.	4,497	222,107
Berry Global Group, Inc. (a)	2,239	105,949
Crown Holdings, Inc.	3,743	256,732
Graphic Packaging Holding Co.	8,565	196,652
Sealed Air Corp.	5,358	255,148
		1,356,740
Metals & Mining - 0.0%
MP Materials Corp. (a)(b)	3,372	101,295
Royal Gold, Inc.	157	14,909
Southern Copper Corp. (b)	2,110	99,107
		215,311
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	293	16,598
TOTAL MATERIALS		9,157,034
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	13,070	2,707,973
Apartment Income (REIT) Corp.	471	18,101
Camden Property Trust (SBI)	321	37,092
Crown Castle International Corp.	15,844	2,111,371
Equinix, Inc.	2,515	1,424,597
Equity Lifestyle Properties, Inc.	3,990	255,200
Extra Space Storage, Inc.	591	104,867
Iron Mountain, Inc.	7,930	397,055
Lamar Advertising Co. Class A	2,777	256,123
Public Storage	4,556	1,411,221
SBA Communications Corp. Class A	891	240,481
Simon Property Group, Inc.	5,803	632,411
		9,596,492
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	5,730	406,486
Opendoor Technologies, Inc. (a)(b)	4,696	12,163
Zillow Group, Inc.:
Class A (a)	91	2,815
Class C (a)	411	12,683
		434,147
TOTAL REAL ESTATE		10,030,639
UTILITIES - 0.1%
Gas Utilities - 0.0%
National Fuel Gas Co.	264	17,817
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	4,335	113,404
Vistra Corp.	8,625	198,116
		311,520
TOTAL UTILITIES		329,337
TOTAL COMMON STOCKS (Cost $552,586,225)		656,550,677

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $398,839)	400,000	396,190

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (e)	581,446	581,562
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f)	6,412,516	6,413,157
TOTAL MONEY MARKET FUNDS (Cost $6,994,719)		6,994,719

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $559,979,783)	663,941,586
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(4,840,422)
NET ASSETS - 100.0%	659,101,164

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	9	Dec 2022	2,060,505	73,990	73,990
CME E-mini S&P 500 Index Contracts (United States)	3	Dec 2022	582,450	23,810	23,810

TOTAL FUTURES CONTRACTS					97,800
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $293,180.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	5,233,166	168,917,178	173,568,782	30,746	-	-	581,562	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	4,375,732	25,108,996	23,071,571	27,561	-	-	6,413,157	0.0%
Total	9,608,898	194,026,174	196,640,353	58,307	-	-	6,994,719

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	45,740,888	45,740,888	-	-
Consumer Discretionary	105,010,598	105,010,598	-	-
Consumer Staples	37,927,788	37,927,788	-	-
Energy	11,737,008	11,737,008	-	-
Financials	20,627,433	20,627,433	-	-
Health Care	83,518,220	83,518,220	-	-
Industrials	48,155,921	48,155,921	-	-
Information Technology	284,315,811	284,315,811	-	-
Materials	9,157,034	9,157,034	-	-
Real Estate	10,030,639	10,030,639	-	-
Utilities	329,337	329,337	-	-

U.S. Government and Government Agency Obligations	396,190	-	396,190	-

Money Market Funds	6,994,719	6,994,719	-	-
Total Investments in Securities:	663,941,586	663,545,396	396,190	-
Derivative Instruments:

Assets
Futures Contracts	97,800	97,800	-	-
Total Assets	97,800	97,800	-	-
Total Derivative Instruments:	97,800	97,800	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	97,800	0
Total Equity Risk	97,800	0
Total Value of Derivatives	97,800	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,249,995) - See accompanying schedule:
Unaffiliated issuers (cost $552,985,064)	$656,946,867
Fidelity Central Funds (cost $6,994,719)	6,994,719

Total Investment in Securities (cost $559,979,783)		$663,941,586
Cash		1,403,841
Receivable for investments sold		13,870,755
Receivable for fund shares sold		55,550
Dividends receivable		350,006
Distributions receivable from Fidelity Central Funds		8,632
Other receivables		47
Total assets		679,630,417
Liabilities
Payable for fund shares redeemed	$14,077,733
Accrued management fee	294
Payable for daily variation margin on futures contracts	30,766
Other payables and accrued expenses	7,310
Collateral on securities loaned	6,413,150
Total Liabilities		20,529,253
Net Assets		$659,101,164
Net Assets consist of:
Paid in capital		$586,495,587
Total accumulated earnings (loss)		72,605,577
Net Assets		$659,101,164
Net Asset Value , offering price and redemption price per share ($659,101,164 ÷ 46,701,838 shares)		$14.11

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$3,427,619
Interest		2,398
Income from Fidelity Central Funds (including $27,561 from security lending)		58,307
Total Income		3,488,324
Expenses
Custodian fees and expenses	17,000
Independent trustees' fees and expenses	1,194
Interest	500
Total expenses before reductions	18,694
Expense reductions	(6,944)
Total expenses after reductions		11,750
Net Investment income (loss)		3,476,574
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(25,973,368)
Futures contracts	(308,950)
Total net realized gain (loss)		(26,282,318)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(30,263,640)
Futures contracts	135,090
Total change in net unrealized appreciation (depreciation)		(30,128,550)
Net gain (loss)		(56,410,868)
Net increase (decrease) in net assets resulting from operations		$(52,934,294)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,476,574	$4,744,000
Net realized gain (loss)	(26,282,318)	11,155,903
Change in net unrealized appreciation (depreciation)	(30,128,550)	(50,252,072)
Net increase (decrease) in net assets resulting from operations	(52,934,294)	(34,352,169)
Distributions to shareholders	(4,302,904)	(20,151,918)
Share transactions
Proceeds from sales of shares	154,752,627	328,924,069
Reinvestment of distributions	4,302,904	20,151,918
Cost of shares redeemed	(86,209,323)	(197,089,005)
Net increase (decrease) in net assets resulting from share transactions	72,846,208	151,986,982
Total increase (decrease) in net assets	15,609,010	97,482,895

Net Assets
Beginning of period	643,492,154	546,009,259
End of period	$659,101,164	$643,492,154

Other Information
Shares
Sold	10,662,311	18,966,983
Issued in reinvestment of distributions	297,367	1,064,704
Redeemed	(5,841,237)	(10,844,228)
Net increase (decrease)	5,118,441	9,187,459

Financial Highlights
Fidelity® Series Large Cap Growth Index Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$15.47	$16.85	$11.52	$10.54	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.08	.13	.12	.14	.06
Net realized and unrealized gain (loss)	(1.35)	(.92)	5.67	.99	.53
Total from investment operations	(1.27)	(.79)	5.79	1.13	.59
Distributions from net investment income	(.03)	(.12)	(.13)	(.10)	(.05)
Distributions from net realized gain	(.06)	(.46)	(.33)	(.05)	-
Total distributions	(.09)	(.59) D	(.46)	(.15)	(.05)
Net asset value, end of period	$14.11	$15.47	$16.85	$11.52	$10.54
Total Return E,F	(8.22)%	(5.34)%	51.21%	10.77%	5.97%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.01% I	.01%	.01%	.01%	.05% I
Expenses net of fee waivers, if any	-% I,J	-% J	-% J	.01%	.01% I
Expenses net of all reductions	-% I,J	-% J	-% J	.01%	.01% I
Net investment income (loss)	1.04% I	.73%	.85%	1.24%	.85% I
Supplemental Data
Net assets, end of period (000 omitted)	$659,101	$643,492	$546,009	$297,828	$263,824
Portfolio turnover rate K	46% I	40%	40%	45%	21% I

A For the period August 17, 2018 (commencement of operations) through April 30, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Annualized

J Amount represents less than .005%.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Series Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   passive foreign investment companies (PFIC), futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$145,439,285
Gross unrealized depreciation	(48,725,214)
Net unrealized appreciation (depreciation)	$96,714,071
Tax cost	$ 567,325,315

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Growth Index Fund	228,377,342	153,449,915

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Large Cap Growth Index Fund	Borrower	$ 7,014,000	2.57%	$500

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Large Cap Growth Index Fund	$2,765	$1,195	$14,886
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $6,944.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the Funds of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Series Large Cap Growth Index Fund	-%- D
Actual		$ 1,000	$ 917.80	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Large Cap Growth Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided . The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through August 31, 2025.

At its September 2022 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2022) that reduced the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9891256.104
CGI-SANN-1222
Fidelity® Large Cap Value Index Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Berkshire Hathaway, Inc. Class B	2.9
Exxon Mobil Corp.	2.5
Johnson & Johnson	2.5
JPMorgan Chase & Co.	2.0
Chevron Corp.	2.0
Pfizer, Inc.	1.5
Bank of America Corp.	1.4
Walmart, Inc.	1.1
Cisco Systems, Inc.	1.0
Procter & Gamble Co.	1.0
17.9

Market Sectors (% of Fund's net assets)

Financials	20.3
Health Care	17.0
Industrials	10.3
Energy	8.8
Information Technology	8.6
Communication Services	7.3
Consumer Staples	7.2
Consumer Discretionary	6.1
Utilities	5.5
Real Estate	4.5
Materials	4.1

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.1%

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	2,131,417	38,855,732
Frontier Communications Parent, Inc. (a)(b)	72,851	1,706,170
Lumen Technologies, Inc. (b)	305,208	2,246,331
Verizon Communications, Inc.	1,251,225	46,758,278
		89,566,511
Entertainment - 2.0%
Activision Blizzard, Inc.	231,164	16,828,739
AMC Entertainment Holdings, Inc. Class A (a)(b)	153,687	1,023,555
Electronic Arts, Inc.	77,313	9,738,345
Live Nation Entertainment, Inc. (a)	22,911	1,823,945
Madison Square Garden Sports Corp.	2,799	438,351
Netflix, Inc. (a)	71,546	20,882,846
Playtika Holding Corp. (a)	2,522	23,833
Roku, Inc. Class A (a)	25,493	1,415,881
Take-Two Interactive Software, Inc. (a)	8,369	991,559
The Walt Disney Co. (a)	506,082	53,917,976
Warner Bros Discovery, Inc. (a)	186,474	2,424,162
		109,509,192
Interactive Media & Services - 1.8%
Alphabet, Inc.:
Class A (a)	232,786	22,000,605
Class C (a)	209,061	19,789,714
IAC, Inc. (a)	23,105	1,124,751
Match Group, Inc. (a)	5,353	231,250
Meta Platforms, Inc. Class A (a)	537,208	50,046,297
Pinterest, Inc. Class A (a)	136,658	3,361,787
TripAdvisor, Inc. (a)(b)	27,947	660,108
		97,214,512
Media - 1.3%
Altice U.S.A., Inc. Class A (a)	62,307	411,849
Cable One, Inc.	667	573,240
Comcast Corp. Class A	1,303,679	41,378,771
DISH Network Corp. Class A (a)	74,540	1,111,391
Fox Corp.:
Class A	89,686	2,589,235
Class B	42,213	1,148,194
Interpublic Group of Companies, Inc.	116,942	3,483,702
Liberty Broadband Corp.:
Class A (a)	2,894	246,916
Class C (a)	19,616	1,656,179
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	52,803	3,048,317
Liberty Media Class A (a)	5,765	299,895
Liberty SiriusXM Series A (a)(b)	16,443	697,841
Liberty SiriusXM Series C (a)	32,902	1,388,135
News Corp.:
Class A	114,705	1,935,073
Class B	36,098	618,359
Nexstar Broadcasting Group, Inc. Class A	10,081	1,726,875
Omnicom Group, Inc.	60,516	4,402,539
Paramount Global:
Class A (b)	3,424	72,178
Class B (b)	170,731	3,127,792
Sirius XM Holdings, Inc. (b)	208,479	1,259,213
The New York Times Co. Class A	48,932	1,417,071
		72,592,765
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	177,343	26,878,105
TOTAL COMMUNICATION SERVICES		395,761,085
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.2%
Aptiv PLC (a)	60,237	5,485,784
BorgWarner, Inc.	70,120	2,631,604
Gentex Corp.	69,877	1,851,042
Lear Corp.	17,700	2,455,167
QuantumScape Corp. Class A (a)(b)	75,282	627,099
		13,050,696
Automobiles - 0.8%
Ford Motor Co.	1,173,126	15,684,695
General Motors Co.	432,867	16,990,030
Harley-Davidson, Inc.	40,007	1,720,301
Lucid Group, Inc. Class A (a)(b)	9,490	135,612
Rivian Automotive, Inc. (b)	154,549	5,404,579
Thor Industries, Inc.	15,727	1,281,279
		41,216,496
Distributors - 0.2%
Genuine Parts Co.	37,946	6,749,076
LKQ Corp.	76,354	4,248,337
		10,997,413
Diversified Consumer Services - 0.1%
ADT, Inc. (b)	62,292	526,990
Bright Horizons Family Solutions, Inc. (a)	12,288	802,652
Grand Canyon Education, Inc. (a)	9,355	941,394
H&R Block, Inc.	8,271	340,352
Mister Car Wash, Inc. (a)(b)	6,196	54,711
Service Corp. International	45,931	2,783,878
		5,449,977
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	68,865	2,513,573
Boyd Gaming Corp.	23,231	1,341,823
Caesars Entertainment, Inc. (a)	19,197	839,485
Carnival Corp. (a)(b)	284,428	2,576,918
Darden Restaurants, Inc.	9,817	1,405,205
Domino's Pizza, Inc.	2,875	955,190
Hilton Worldwide Holdings, Inc.	22,270	3,012,240
Hyatt Hotels Corp. Class A (a)	14,650	1,380,177
Las Vegas Sands Corp. (a)	61,626	2,342,404
Marriott Vacations Worldwide Corp.	11,402	1,684,760
McDonald's Corp.	166,536	45,407,706
MGM Resorts International	97,647	3,473,304
Norwegian Cruise Line Holdings Ltd. (a)(b)	115,197	1,945,677
Penn Entertainment, Inc. (a)	47,001	1,555,733
Planet Fitness, Inc. (a)	6,631	434,198
Royal Caribbean Cruises Ltd. (a)(b)	65,514	3,497,137
Six Flags Entertainment Corp. (a)	11,137	248,355
Starbucks Corp.	218,468	18,917,144
Travel+Leisure Co.	6,907	262,328
Vail Resorts, Inc.	637	139,586
Wyndham Hotels & Resorts, Inc.	8,052	611,388
Wynn Resorts Ltd. (a)	27,093	1,731,243
Yum! Brands, Inc.	75,360	8,911,320
		105,186,894
Household Durables - 0.5%
D.R. Horton, Inc.	45,137	3,470,133
Garmin Ltd.	45,851	4,036,722
Leggett & Platt, Inc. (b)	39,608	1,336,770
Lennar Corp.:
Class A	74,309	5,996,736
Class B	4,750	309,795
Mohawk Industries, Inc. (a)	15,643	1,482,174
Newell Brands, Inc.	112,286	1,550,670
NVR, Inc. (a)	249	1,055,200
PulteGroup, Inc.	41,722	1,668,463
Tempur Sealy International, Inc.	49,875	1,341,139
Toll Brothers, Inc.	15,465	666,232
TopBuild Corp. (a)	1,496	254,529
Whirlpool Corp.	15,843	2,190,136
		25,358,699
Internet & Direct Marketing Retail - 0.2%
Doordash, Inc. (a)	8,566	372,878
eBay, Inc.	142,241	5,666,881
Lyft, Inc. (a)	18,301	267,927
Uber Technologies, Inc. (a)	75,373	2,002,661
Wayfair LLC Class A (a)(b)	8,510	322,699
		8,633,046
Leisure Products - 0.1%
Brunswick Corp.	18,167	1,283,862
Hasbro, Inc.	39,088	2,550,492
Mattel, Inc. (a)	54,226	1,028,125
Peloton Interactive, Inc. Class A (a)(b)	89,706	753,530
Polaris, Inc.	4,362	443,179
		6,059,188
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	43,606	6,911,551
Kohl's Corp.	38,006	1,138,280
Macy's, Inc.	80,182	1,671,795
Nordstrom, Inc. (b)	4,946	100,602
Ollie's Bargain Outlet Holdings, Inc. (a)	17,620	986,720
Target Corp.	61,900	10,167,075
		20,976,023
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	16,730	3,177,362
AutoNation, Inc. (a)(b)	11,313	1,202,685
AutoZone, Inc. (a)	533	1,350,025
Bath & Body Works, Inc.	67,977	2,269,072
Best Buy Co., Inc.	41,087	2,810,762
Burlington Stores, Inc. (a)	1,245	177,985
CarMax, Inc. (a)(b)	42,192	2,658,518
Dick's Sporting Goods, Inc.	16,184	1,841,092
GameStop Corp. Class A (b)	79,763	2,258,091
Gap, Inc.	58,667	661,177
Leslie's, Inc. (a)(b)	5,127	71,983
Lithia Motors, Inc. Class A (sub. vtg.)	8,064	1,597,882
Lowe's Companies, Inc.	26,083	5,084,881
O'Reilly Automotive, Inc. (a)	11,049	9,249,891
Penske Automotive Group, Inc.	7,970	889,611
Petco Health & Wellness Co., Inc. (a)(b)	23,765	250,245
RH (a)	3,671	932,177
Ross Stores, Inc.	59,151	5,660,159
The Home Depot, Inc.	129,191	38,257,331
Victoria's Secret & Co. (a)	6,969	262,034
Williams-Sonoma, Inc. (b)	4,225	523,182
		81,186,145
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (a)	40,025	1,828,342
Carter's, Inc. (b)	11,320	768,288
Columbia Sportswear Co.	10,710	797,895
Deckers Outdoor Corp. (a)	918	321,236
Hanesbrands, Inc.	103,686	707,139
PVH Corp.	19,933	1,022,962
Ralph Lauren Corp.	12,580	1,166,040
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	33,760	1,162,357
Tapestry, Inc.	64,811	2,053,212
Under Armour, Inc.:
Class A (sub. vtg.) (a)	56,041	417,505
Class C (non-vtg.) (a)	59,366	389,441
VF Corp.	103,996	2,937,887
		13,572,304
TOTAL CONSUMER DISCRETIONARY		331,686,881
CONSUMER STAPLES - 7.2%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)(b)	149	55,620
Brown-Forman Corp.:
Class A (b)	5,739	394,671
Class B (non-vtg.)	22,324	1,518,032
Constellation Brands, Inc. Class A (sub. vtg.)	45,075	11,137,131
Keurig Dr. Pepper, Inc.	255,091	9,907,734
Molson Coors Beverage Co. Class B	52,075	2,626,142
Monster Beverage Corp. (a)	8,293	777,220
PepsiCo, Inc.	63,784	11,581,899
The Coca-Cola Co.	290,567	17,390,435
		55,388,884
Food & Staples Retailing - 1.6%
Albertsons Companies, Inc.	49,939	1,024,249
BJ's Wholesale Club Holdings, Inc. (a)	14,683	1,136,464
Casey's General Stores, Inc.	11,010	2,562,137
Grocery Outlet Holding Corp. (a)	24,244	838,115
Kroger Co.	195,057	9,224,246
Performance Food Group Co. (a)	31,262	1,626,874
U.S. Foods Holding Corp. (a)	59,978	1,784,945
Walgreens Boots Alliance, Inc.	213,446	7,790,779
Walmart, Inc.	429,155	61,081,631
		87,069,440
Food Products - 2.0%
Archer Daniels Midland Co.	166,646	16,161,329
Bunge Ltd.	41,668	4,112,632
Campbell Soup Co.	57,652	3,050,367
Conagra Brands, Inc.	139,993	5,137,743
Darling Ingredients, Inc. (a)	44,295	3,476,272
Flowers Foods, Inc.	55,736	1,600,181
Freshpet, Inc. (a)(b)	5,986	352,875
General Mills, Inc.	177,282	14,462,666
Hormel Foods Corp.	85,245	3,959,630
Ingredion, Inc.	19,489	1,736,860
Kellogg Co.	33,959	2,608,730
McCormick & Co., Inc. (non-vtg.)	74,555	5,863,005
Mondelez International, Inc.	411,289	25,286,048
Pilgrim's Pride Corp. (a)	6,826	157,339
Post Holdings, Inc. (a)	16,282	1,472,218
Seaboard Corp.	75	280,979
The Hershey Co.	5,769	1,377,464
The J.M. Smucker Co.	30,656	4,618,633
The Kraft Heinz Co.	207,891	7,997,567
Tyson Foods, Inc. Class A	84,715	5,790,270
		109,502,808
Household Products - 1.3%
Church & Dwight Co., Inc.	39,516	2,929,321
Colgate-Palmolive Co.	94,879	7,005,865
Kimberly-Clark Corp.	40,759	5,072,865
Procter & Gamble Co.	408,398	54,998,959
Reynolds Consumer Products, Inc. (b)	16,081	491,114
Spectrum Brands Holdings, Inc.	11,804	544,637
The Clorox Co.	6,267	915,233
		71,957,994
Personal Products - 0.0%
Coty, Inc. Class A (a)	102,804	689,815
Tobacco - 1.3%
Altria Group, Inc.	539,175	24,947,627
Philip Morris International, Inc.	461,293	42,369,762
		67,317,389
TOTAL CONSUMER STAPLES		391,926,330
ENERGY - 8.8%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	283,006	7,827,946
Halliburton Co.	146,203	5,324,713
NOV, Inc.	116,280	2,604,672
Schlumberger Ltd.	420,443	21,875,649
		37,632,980
Oil, Gas & Consumable Fuels - 8.1%
Antero Midstream GP LP	100,044	1,065,469
Antero Resources Corp. (a)	30,057	1,101,890
APA Corp.	96,756	4,398,528
Cheniere Energy, Inc.	31,464	5,550,564
Chesapeake Energy Corp.	36,012	3,682,947
Chevron Corp.	585,028	105,831,565
ConocoPhillips Co.	379,077	47,797,819
Continental Resources, Inc.	2,666	197,204
Coterra Energy, Inc.	195,353	6,081,339
Devon Energy Corp.	99,992	7,734,381
Diamondback Energy, Inc.	22,079	3,468,832
DT Midstream, Inc.	28,815	1,720,256
EOG Resources, Inc.	46,826	6,392,686
EQT Corp.	109,589	4,585,204
Exxon Mobil Corp.	1,241,485	137,568,953
Hess Corp.	18,174	2,563,988
HF Sinclair Corp.	43,359	2,652,270
Kinder Morgan, Inc.	591,122	10,711,131
Marathon Oil Corp.	200,871	6,116,522
Marathon Petroleum Corp.	148,156	16,833,485
Occidental Petroleum Corp.	42,374	3,076,352
ONEOK, Inc.	117,278	6,956,931
Ovintiv, Inc.	21,891	1,108,779
PDC Energy, Inc.	13,059	942,076
Phillips 66 Co.	143,133	14,927,341
Pioneer Natural Resources Co.	31,826	8,160,505
Range Resources Corp.	25,943	738,857
Southwestern Energy Co. (a)	307,183	2,128,778
The Williams Companies, Inc.	362,301	11,858,112
Valero Energy Corp.	116,972	14,685,835
		440,638,599
TOTAL ENERGY		478,271,579
FINANCIALS - 20.3%
Banks - 7.5%
Bank of America Corp.	2,090,828	75,353,441
Bank of Hawaii Corp. (b)	11,751	892,488
Bank OZK	33,290	1,430,804
BOK Financial Corp.	8,749	964,052
Citigroup, Inc.	576,248	26,426,733
Citizens Financial Group, Inc.	145,229	5,939,866
Comerica, Inc.	38,855	2,739,278
Commerce Bancshares, Inc.	32,541	2,305,204
Cullen/Frost Bankers, Inc.	17,357	2,691,203
East West Bancorp, Inc.	42,058	3,010,091
Fifth Third Bancorp	202,650	7,232,579
First Citizens Bancshares, Inc.	2,725	2,240,277
First Hawaiian, Inc.	37,867	968,638
First Horizon National Corp.	157,322	3,855,962
First Republic Bank	54,081	6,495,128
FNB Corp., Pennsylvania	103,621	1,497,323
Huntington Bancshares, Inc.	426,847	6,479,537
JPMorgan Chase & Co.	868,318	109,303,870
KeyCorp	276,379	4,938,893
M&T Bank Corp.	52,019	8,758,439
PacWest Bancorp	34,579	859,634
Pinnacle Financial Partners, Inc.	22,287	1,849,598
PNC Financial Services Group, Inc.	122,880	19,885,670
Popular, Inc.	21,854	1,545,515
Prosperity Bancshares, Inc.	26,020	1,862,251
Regions Financial Corp.	277,995	6,101,990
Signature Bank	17,494	2,773,324
SVB Financial Group (a)	6,314	1,458,281
Synovus Financial Corp.	42,821	1,706,417
Truist Financial Corp.	395,701	17,723,448
U.S. Bancorp	399,438	16,956,143
Umpqua Holdings Corp.	64,327	1,278,821
Webster Financial Corp.	51,956	2,819,133
Wells Fargo & Co.	1,128,997	51,922,572
Western Alliance Bancorp.	12,180	818,131
Wintrust Financial Corp.	17,818	1,668,121
Zions Bancorp NA	44,238	2,297,722
		407,050,577
Capital Markets - 4.8%
Affiliated Managers Group, Inc.	11,295	1,402,387
Ameriprise Financial, Inc.	11,633	3,595,993
Bank of New York Mellon Corp.	218,497	9,200,909
BlackRock, Inc. Class A	44,670	28,852,800
Carlyle Group LP	61,544	1,740,464
Cboe Global Markets, Inc.	31,482	3,919,509
Charles Schwab Corp.	201,350	16,041,555
CME Group, Inc.	106,750	18,499,775
Coinbase Global, Inc. (a)(b)	46,952	3,110,570
Evercore, Inc. Class A	10,855	1,140,861
Franklin Resources, Inc.	84,782	1,988,138
Goldman Sachs Group, Inc.	99,024	34,114,758
Interactive Brokers Group, Inc.	27,589	2,211,258
Intercontinental Exchange, Inc.	164,247	15,697,086
Invesco Ltd.	111,092	1,701,929
Janus Henderson Group PLC	40,344	918,633
Jefferies Financial Group, Inc.	60,479	2,081,082
KKR & Co. LP	170,122	8,273,033
Lazard Ltd. Class A	26,511	999,730
Moody's Corp.	2,704	716,208
Morgan Stanley	372,803	30,633,223
Morningstar, Inc.	684	158,811
MSCI, Inc.	5,796	2,717,513
NASDAQ, Inc.	102,252	6,364,164
Northern Trust Corp.	61,132	5,156,484
Raymond James Financial, Inc.	53,247	6,290,601
Robinhood Markets, Inc. (a)(b)	167,155	1,952,370
S&P Global, Inc.	99,205	31,869,606
SEI Investments Co.	30,573	1,660,114
State Street Corp.	109,126	8,075,324
Stifel Financial Corp.	30,722	1,900,770
T. Rowe Price Group, Inc.	66,568	7,066,859
Tradeweb Markets, Inc. Class A	11,751	647,245
Virtu Financial, Inc. Class A	29,033	649,759
		261,349,521
Consumer Finance - 1.1%
Ally Financial, Inc.	91,703	2,527,335
American Express Co.	167,932	24,929,505
Capital One Financial Corp.	113,279	12,009,840
Credit Acceptance Corp. (a)(b)	1,794	835,322
Discover Financial Services	81,162	8,478,183
OneMain Holdings, Inc.	34,532	1,331,554
SLM Corp.	74,366	1,233,732
SoFi Technologies, Inc. (a)(b)	236,032	1,284,014
Synchrony Financial	142,800	5,077,968
Upstart Holdings, Inc. (a)(b)	16,971	393,388
		58,100,841
Diversified Financial Services - 3.1%
Apollo Global Management, Inc.	32,526	1,800,639
Berkshire Hathaway, Inc. Class B (a)	537,069	158,483,683
Equitable Holdings, Inc.	111,247	3,406,383
Voya Financial, Inc. (b)	28,945	1,978,680
		165,669,385
Insurance - 3.7%
AFLAC, Inc.	186,369	12,134,486
Allstate Corp.	80,130	10,116,413
American Financial Group, Inc.	20,017	2,904,667
American International Group, Inc.	226,338	12,901,266
Aon PLC	3,634	1,022,935
Arch Capital Group Ltd. (a)	71,087	4,087,503
Arthur J. Gallagher & Co.	54,826	10,256,848
Assurant, Inc.	14,858	2,018,608
Assured Guaranty Ltd.	17,720	1,048,847
Axis Capital Holdings Ltd.	23,126	1,264,298
Brighthouse Financial, Inc. (a)	21,213	1,210,626
Brown & Brown, Inc.	64,957	3,818,822
Chubb Ltd.	123,705	26,582,967
Cincinnati Financial Corp.	46,514	4,805,826
CNA Financial Corp.	8,102	337,853
Erie Indemnity Co. Class A	1,934	497,057
Everest Re Group Ltd.	7,989	2,577,731
Fidelity National Financial, Inc.	78,428	3,088,495
First American Financial Corp.	30,015	1,512,756
Globe Life, Inc.	26,593	3,072,023
Hanover Insurance Group, Inc.	10,533	1,542,979
Hartford Financial Services Group, Inc.	95,919	6,945,495
Kemper Corp.	18,890	900,486
Lincoln National Corp.	39,976	2,153,507
Loews Corp.	59,268	3,379,461
Markel Corp. (a)	3,063	3,694,284
Marsh & McLennan Companies, Inc.	15,979	2,580,449
MetLife, Inc.	199,859	14,631,677
Old Republic International Corp.	84,011	1,949,895
Primerica, Inc.	11,073	1,602,263
Principal Financial Group, Inc.	73,347	6,464,071
Progressive Corp.	22,602	2,902,097
Prudential Financial, Inc.	111,621	11,741,413
Reinsurance Group of America, Inc.	19,872	2,924,562
RenaissanceRe Holdings Ltd.	5,794	896,216
The Travelers Companies, Inc.	70,488	13,002,216
Unum Group	59,586	2,716,526
W.R. Berkley Corp.	61,209	4,552,725
White Mountains Insurance Group Ltd.	839	1,188,150
Willis Towers Watson PLC	32,526	7,097,498
		198,125,997
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	155,662	1,279,542
Annaly Capital Management, Inc.	128,080	2,375,884
Rithm Capital Corp.	126,561	1,066,909
Starwood Property Trust, Inc.	86,780	1,792,875
		6,515,210
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp.	89,690	1,224,269
New York Community Bancorp, Inc.	136,878	1,274,334
Rocket Companies, Inc. (b)	14,637	100,995
TFS Financial Corp.	14,903	209,387
UWM Holdings Corp. Class A (b)	2,410	7,905
		2,816,890
TOTAL FINANCIALS		1,099,628,421
HEALTH CARE - 17.0%
Biotechnology - 1.8%
Amgen, Inc.	25,431	6,875,271
Biogen, Inc. (a)	43,362	12,290,525
BioMarin Pharmaceutical, Inc. (a)	54,880	4,754,254
Exact Sciences Corp. (a)(b)	42,594	1,481,419
Exelixis, Inc. (a)	12,526	207,681
Gilead Sciences, Inc.	373,685	29,319,325
Horizon Therapeutics PLC (a)	4,691	292,343
Incyte Corp. (a)	7,328	544,764
Ionis Pharmaceuticals, Inc. (a)	3,358	148,424
Mirati Therapeutics, Inc. (a)	12,828	863,581
Moderna, Inc. (a)	94,539	14,212,048
Natera, Inc. (a)	1,839	86,359
Regeneron Pharmaceuticals, Inc. (a)	26,350	19,729,563
Repligen Corp. (a)	4,741	865,185
Ultragenyx Pharmaceutical, Inc. (a)	4,390	177,619
United Therapeutics Corp. (a)	13,264	3,057,750
Vertex Pharmaceuticals, Inc. (a)	4,260	1,329,120
		96,235,231
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	443,087	43,839,028
Align Technology, Inc. (a)	5,824	1,131,603
Baxter International, Inc.	126,384	6,868,970
Becton, Dickinson & Co.	84,520	19,944,184
Boston Scientific Corp. (a)	424,737	18,310,412
Dentsply Sirona, Inc.	63,672	1,962,371
Enovis Corp. (a)(b)	15,036	743,530
Envista Holdings Corp. (a)	48,410	1,598,014
Globus Medical, Inc. (a)	21,159	1,417,653
Hologic, Inc. (a)	73,155	4,959,909
ICU Medical, Inc. (a)(b)	4,874	723,350
Integra LifeSciences Holdings Corp. (a)	21,547	1,082,737
Intuitive Surgical, Inc. (a)	8,418	2,074,784
Masimo Corp. (a)	3,306	435,070
Medtronic PLC	397,893	34,751,975
QuidelOrtho Corp. (a)	14,698	1,320,174
STERIS PLC	29,681	5,122,347
Stryker Corp.	48,634	11,148,858
Tandem Diabetes Care, Inc. (a)	1,270	71,311
Teleflex, Inc.	13,955	2,994,185
The Cooper Companies, Inc.	14,451	3,950,759
Zimmer Biomet Holdings, Inc.	62,400	7,073,040
		171,524,264
Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc. (a)	26,449	2,150,304
agilon health, Inc. (a)(b)	3,739	74,219
Amedisys, Inc. (a)	9,497	926,812
Cardinal Health, Inc.	81,038	6,150,784
Centene Corp. (a)	169,130	14,398,037
Chemed Corp.	2,792	1,303,501
Cigna Corp.	74,938	24,209,470
CVS Health Corp.	390,228	36,954,592
Elevance Health, Inc.	49,945	27,308,428
Encompass Health Corp.	29,134	1,586,055
Enhabit Home Health & Hospice (a)	14,571	180,972
HCA Holdings, Inc.	61,225	13,314,601
Henry Schein, Inc. (a)	40,211	2,752,845
Humana, Inc.	11,063	6,174,039
Laboratory Corp. of America Holdings	26,873	5,962,044
McKesson Corp.	34,715	13,516,980
Molina Healthcare, Inc. (a)	3,808	1,366,539
Oak Street Health, Inc. (a)(b)	34,627	700,504
Premier, Inc.	34,994	1,220,591
Quest Diagnostics, Inc.	34,791	4,997,727
Signify Health, Inc. (a)	19,885	581,239
Tenet Healthcare Corp. (a)	31,620	1,402,663
UnitedHealth Group, Inc.	25,061	13,912,614
Universal Health Services, Inc. Class B	18,885	2,188,205
		183,333,765
Health Care Technology - 0.0%
Certara, Inc. (a)	12,310	150,551
Definitive Healthcare Corp. (a)(b)	4,669	73,677
Doximity, Inc. (a)(b)	17,201	455,310
Teladoc Health, Inc. (a)(b)	43,178	1,279,796
		1,959,334
Life Sciences Tools & Services - 2.3%
10X Genomics, Inc. (a)	2,834	77,028
Agilent Technologies, Inc.	9,113	1,260,784
Avantor, Inc. (a)	12,889	259,971
Azenta, Inc.	21,987	976,223
Bio-Rad Laboratories, Inc. Class A (a)	6,362	2,237,579
Charles River Laboratories International, Inc. (a)	1,006	213,524
Danaher Corp.	179,600	45,199,932
Illumina, Inc. (a)	46,757	10,698,937
PerkinElmer, Inc.	37,509	5,010,452
QIAGEN NV (a)	67,455	2,938,340
Syneos Health, Inc. (a)	25,115	1,265,294
Thermo Fisher Scientific, Inc.	102,266	52,561,656
		122,699,720
Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co.	633,991	49,115,283
Catalent, Inc. (a)	34,597	2,274,061
Elanco Animal Health, Inc. (a)	132,443	1,746,923
Eli Lilly & Co.	46,655	16,893,309
Jazz Pharmaceuticals PLC (a)	18,131	2,607,056
Johnson & Johnson	783,462	136,298,884
Merck & Co., Inc.	437,532	44,278,238
Organon & Co.	75,523	1,977,192
Perrigo Co. PLC	39,943	1,608,904
Pfizer, Inc.	1,682,551	78,322,749
Royalty Pharma PLC	109,150	4,619,228
Viatris, Inc.	360,376	3,650,609
		343,392,436
TOTAL HEALTH CARE		919,144,750
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.5%
Axon Enterprise, Inc. (a)	4,529	658,698
BWX Technologies, Inc.	16,554	943,247
Curtiss-Wright Corp.	11,389	1,911,416
General Dynamics Corp.	72,406	18,087,019
HEICO Corp.	861	140,033
HEICO Corp. Class A	1,454	185,094
Hexcel Corp.	24,866	1,385,036
Howmet Aerospace, Inc.	100,579	3,575,583
Huntington Ingalls Industries, Inc.	9,121	2,344,735
L3Harris Technologies, Inc.	57,264	14,113,858
Mercury Systems, Inc. (a)	16,929	819,364
Northrop Grumman Corp.	38,478	21,124,807
Raytheon Technologies Corp.	442,676	41,974,538
Spirit AeroSystems Holdings, Inc. Class A	1,509	34,948
Textron, Inc.	62,843	4,300,975
The Boeing Co. (a)	112,398	16,017,839
TransDigm Group, Inc.	9,365	5,391,992
Woodward, Inc.	17,510	1,605,667
		134,614,849
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	26,569	2,596,323
Expeditors International of Washington, Inc.	33,512	3,279,149
FedEx Corp.	71,451	11,452,166
GXO Logistics, Inc. (a)	28,029	1,024,180
United Parcel Service, Inc. Class B	23,618	3,962,392
		22,314,210
Airlines - 0.3%
Alaska Air Group, Inc. (a)	36,779	1,635,194
American Airlines Group, Inc. (a)(b)	192,158	2,724,800
Copa Holdings SA Class A (a)	8,561	644,044
JetBlue Airways Corp. (a)	95,356	766,662
Southwest Airlines Co. (a)	176,103	6,401,344
United Airlines Holdings, Inc. (a)	97,006	4,179,018
		16,351,062
Building Products - 0.8%
A.O. Smith Corp.	28,612	1,567,365
Allegion PLC	5,420	567,853
Armstrong World Industries, Inc.	5,792	437,701
Builders FirstSource, Inc. (a)	45,873	2,828,529
Carlisle Companies, Inc.	2,397	572,404
Carrier Global Corp.	252,162	10,025,961
Fortune Brands Home & Security, Inc.	25,161	1,517,712
Hayward Holdings, Inc. (a)(b)	20,284	187,627
Johnson Controls International PLC	206,980	11,971,723
Lennox International, Inc.	9,502	2,219,382
Masco Corp.	63,524	2,939,255
Owens Corning	28,778	2,463,685
The AZEK Co., Inc. (a)	32,938	576,744
Trane Technologies PLC	29,082	4,642,360
		42,518,301
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,728	738,806
Clean Harbors, Inc. (a)	15,157	1,856,126
Driven Brands Holdings, Inc. (a)	15,499	495,658
IAA, Inc. (a)	6,747	255,914
MSA Safety, Inc.	6,748	905,852
Republic Services, Inc.	57,409	7,613,582
Rollins, Inc.	5,144	216,460
Stericycle, Inc. (a)	27,238	1,214,270
Tetra Tech, Inc.	9,326	1,317,577
Waste Management, Inc.	7,771	1,230,693
		15,844,938
Construction & Engineering - 0.2%
AECOM	36,789	2,769,476
MasTec, Inc. (a)	18,141	1,398,308
MDU Resources Group, Inc.	60,066	1,710,680
Quanta Services, Inc.	19,226	2,730,861
Valmont Industries, Inc.	5,379	1,717,084
Willscot Mobile Mini Holdings (a)	28,930	1,230,393
		11,556,802
Electrical Equipment - 1.0%
Acuity Brands, Inc.	9,697	1,780,078
AMETEK, Inc.	68,528	8,885,340
Eaton Corp. PLC	118,807	17,829,366
Emerson Electric Co.	119,678	10,364,115
Hubbell, Inc. Class B	15,923	3,781,394
nVent Electric PLC	49,125	1,793,063
Plug Power, Inc. (a)(b)	77,739	1,242,269
Regal Rexnord Corp.	19,934	2,522,448
Rockwell Automation, Inc.	11,247	2,871,359
Sensata Technologies, Inc. PLC	45,639	1,835,144
Sunrun, Inc. (a)	61,085	1,375,023
Vertiv Holdings Co.	76,023	1,087,889
		55,367,488
Industrial Conglomerates - 1.4%
3M Co.	168,947	21,251,843
General Electric Co.	307,744	23,945,561
Honeywell International, Inc.	141,643	28,898,005
		74,095,409
Machinery - 1.9%
AGCO Corp.	16,022	1,989,452
Allison Transmission Holdings, Inc.	6,001	253,542
Caterpillar, Inc.	20,272	4,388,077
Crane Holdings Co.	13,960	1,400,746
Cummins, Inc.	41,919	10,249,615
Donaldson Co., Inc.	30,514	1,753,029
Dover Corp.	42,790	5,592,225
ESAB Corp.	15,025	560,433
Flowserve Corp.	38,644	1,108,310
Fortive Corp.	106,696	6,817,874
Gates Industrial Corp. PLC (a)	32,154	358,517
Graco, Inc.	15,684	1,091,293
IDEX Corp.	18,571	4,128,519
Illinois Tool Works, Inc.	9,310	1,987,964
Ingersoll Rand, Inc.	120,822	6,101,511
ITT, Inc.	24,834	1,897,069
Middleby Corp. (a)	14,792	2,068,809
Nordson Corp.	13,196	2,969,100
Oshkosh Corp.	19,534	1,718,992
Otis Worldwide Corp.	110,501	7,805,791
PACCAR, Inc.	101,476	9,825,921
Parker Hannifin Corp.	29,429	8,552,656
Pentair PLC	48,883	2,099,525
Snap-On, Inc.	15,635	3,471,752
Stanley Black & Decker, Inc.	43,920	3,447,281
Timken Co.	18,540	1,321,717
Westinghouse Air Brake Tech Co.	53,837	5,021,915
Xylem, Inc.	45,818	4,693,138
		102,674,773
Marine - 0.0%
Kirby Corp. (a)	17,754	1,238,342
Professional Services - 0.6%
CACI International, Inc. Class A (a)	6,888	2,094,159
Clarivate Analytics PLC (a)(b)	140,529	1,451,665
CoStar Group, Inc. (a)	100,161	8,285,318
Dun & Bradstreet Holdings, Inc. (b)	74,813	961,347
Equifax, Inc.	18,078	3,064,944
FTI Consulting, Inc. (a)	5,799	902,498
Jacobs Solutions, Inc.	38,009	4,379,397
KBR, Inc.	14,510	722,163
Leidos Holdings, Inc.	40,502	4,114,598
Manpower, Inc.	15,304	1,198,915
Robert Half International, Inc.	3,781	289,095
Science Applications International Corp.	16,548	1,792,810
TransUnion Holding Co., Inc.	15,276	905,409
		30,162,318
Road & Rail - 0.7%
AMERCO	2,677	1,539,784
Avis Budget Group, Inc. (a)(b)	8,842	2,090,779
CSX Corp.	476,253	13,839,912
Hertz Global Holdings, Inc.	60,600	1,115,040
J.B. Hunt Transport Services, Inc.	2,712	463,942
Knight-Swift Transportation Holdings, Inc. Class A	46,342	2,225,806
Landstar System, Inc.	1,172	183,090
Norfolk Southern Corp.	69,752	15,908,339
Ryder System, Inc.	14,713	1,184,544
Schneider National, Inc. Class B	16,146	359,087
XPO Logistics, Inc. (a)	28,161	1,457,050
		40,367,373
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	30,841	1,088,379
Core & Main, Inc. (a)(b)	13,844	326,442
MSC Industrial Direct Co., Inc. Class A	13,719	1,138,403
SiteOne Landscape Supply, Inc. (a)	5,163	598,237
United Rentals, Inc. (a)	11,241	3,548,896
Univar Solutions, Inc. (a)	48,856	1,244,851
Watsco, Inc. (b)	4,611	1,249,397
WESCO International, Inc. (a)	6,221	857,067
		10,051,672
TOTAL INDUSTRIALS		557,157,537
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.4%
Ciena Corp. (a)	44,282	2,121,108
Cisco Systems, Inc.	1,237,734	56,230,256
F5, Inc. (a)	17,683	2,527,078
Juniper Networks, Inc.	95,079	2,909,417
Lumentum Holdings, Inc. (a)	20,509	1,526,895
Motorola Solutions, Inc.	48,973	12,229,048
Ubiquiti, Inc.	1,268	439,679
ViaSat, Inc. (a)(b)	21,380	875,725
		78,859,206
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	42,862	3,250,225
Arrow Electronics, Inc. (a)	18,047	1,827,439
Avnet, Inc.	28,004	1,125,481
Cognex Corp.	3,509	162,221
Coherent Corp. (a)	31,943	1,073,604
Corning, Inc.	211,324	6,798,293
IPG Photonics Corp. (a)	9,975	854,459
Jabil, Inc.	7,336	471,338
Keysight Technologies, Inc. (a)	3,956	688,937
Littelfuse, Inc.	7,188	1,583,157
National Instruments Corp.	33,771	1,289,377
TD SYNNEX Corp.	12,686	1,160,896
Teledyne Technologies, Inc. (a)	13,772	5,480,981
Trimble, Inc. (a)	74,265	4,467,782
Vontier Corp.	17,758	339,178
Zebra Technologies Corp. Class A (a)	9,044	2,561,442
		33,134,810
IT Services - 2.4%
Affirm Holdings, Inc. (a)(b)	52,822	1,060,138
Akamai Technologies, Inc. (a)	46,567	4,113,263
Amdocs Ltd.	35,921	3,100,342
Automatic Data Processing, Inc.	10,201	2,465,582
Block, Inc. Class A (a)	157,154	9,440,241
Broadridge Financial Solutions, Inc.	3,193	479,142
Cognizant Technology Solutions Corp. Class A	154,798	9,636,176
Concentrix Corp.	12,836	1,568,944
DXC Technology Co. (a)	68,353	1,965,149
Euronet Worldwide, Inc. (a)	3,495	293,615
Fidelity National Information Services, Inc.	181,561	15,067,747
Fiserv, Inc. (a)	159,284	16,364,838
Genpact Ltd.	25,370	1,230,445
Global Payments, Inc.	81,814	9,348,068
GoDaddy, Inc. (a)	40,111	3,224,924
IBM Corp.	88,941	12,299,651
Kyndryl Holdings, Inc. (a)	59,936	579,581
Okta, Inc. (a)(b)	38,296	2,149,172
PayPal Holdings, Inc. (a)	238,496	19,933,496
Snowflake, Inc. (a)	5,851	937,915
SS&C Technologies Holdings, Inc.	66,357	3,412,077
Switch, Inc. Class A	17,820	606,771
The Western Union Co.	75,822	1,024,355
Twilio, Inc. Class A (a)	31,736	2,360,206
VeriSign, Inc. (a)	24,934	4,998,270
WEX, Inc. (a)	3,609	592,381
Wix.com Ltd. (a)	3,518	295,864
		128,548,353
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)	101,933	6,122,096
Analog Devices, Inc.	124,144	17,705,417
Cirrus Logic, Inc. (a)	16,560	1,111,507
First Solar, Inc. (a)	31,589	4,598,411
GlobalFoundries, Inc.	14,305	811,094
Intel Corp.	1,218,193	34,633,227
Marvell Technology, Inc.	252,437	10,016,700
Microchip Technology, Inc.	23,381	1,443,543
Micron Technology, Inc.	265,965	14,388,707
MKS Instruments, Inc.	17,050	1,400,658
onsemi (a)	48,523	2,980,768
Qorvo, Inc. (a)	30,628	2,636,458
Skyworks Solutions, Inc.	47,820	4,112,998
Teradyne, Inc.	4,345	353,466
Texas Instruments, Inc.	86,447	13,885,982
Wolfspeed, Inc. (a)(b)	34,360	2,705,850
		118,906,882
Software - 1.7%
ANSYS, Inc. (a)	12,221	2,702,796
Bill.Com Holdings, Inc. (a)	29,019	3,869,974
Black Knight, Inc. (a)	41,707	2,522,022
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	30,938	288,652
Ceridian HCM Holding, Inc. (a)	32,970	2,182,284
Coupa Software, Inc. (a)	9,895	526,711
Dolby Laboratories, Inc. Class A	18,135	1,212,143
DoubleVerify Holdings, Inc. (a)	2,517	73,572
Dropbox, Inc. Class A (a)	5,410	117,668
Guidewire Software, Inc. (a)	24,888	1,478,596
Informatica, Inc. (b)	8,988	174,008
Jamf Holding Corp. (a)(b)	2,838	67,175
Manhattan Associates, Inc. (a)	7,123	866,655
nCino, Inc. (a)(b)	16,529	520,333
NCR Corp. (a)	35,916	763,574
NortonLifeLock, Inc.	109,171	2,459,623
Nutanix, Inc. Class A (a)	30,522	836,303
Oracle Corp.	140,947	11,003,732
Paycor HCM, Inc. (a)(b)	14,029	427,464
Procore Technologies, Inc. (a)(b)	5,809	317,520
Roper Technologies, Inc.	31,415	13,022,774
Salesforce.com, Inc. (a)	225,190	36,613,642
SentinelOne, Inc. (a)(b)	16,320	372,749
Teradata Corp. (a)	13,924	439,859
Tyler Technologies, Inc. (a)	1,550	501,162
UiPath, Inc. Class A (a)	100,947	1,276,980
Unity Software, Inc. (a)(b)	20,188	595,546
VMware, Inc. Class A	31,871	3,586,444
Zoom Video Communications, Inc. Class A (a)	37,261	3,109,058
		91,929,019
Technology Hardware, Storage & Peripherals - 0.3%
Dell Technologies, Inc.	65,308	2,507,827
Hewlett Packard Enterprise Co.	386,249	5,511,773
HP, Inc.	166,479	4,598,150
Western Digital Corp. (a)	93,224	3,204,109
		15,821,859
TOTAL INFORMATION TECHNOLOGY		467,200,129
MATERIALS - 4.1%
Chemicals - 2.5%
Air Products & Chemicals, Inc.	65,902	16,501,861
Albemarle Corp.	16,883	4,725,045
Ashland, Inc.	15,066	1,580,725
Axalta Coating Systems Ltd. (a)	49,711	1,159,261
Celanese Corp. Class A	32,209	3,095,929
Corteva, Inc.	215,532	14,082,861
Dow, Inc.	213,801	9,993,059
DuPont de Nemours, Inc.	149,176	8,532,867
Eastman Chemical Co.	36,409	2,796,575
Ecolab, Inc.	8,622	1,354,258
Element Solutions, Inc.	67,933	1,168,448
FMC Corp.	24,652	2,931,123
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	209,920	573,082
Huntsman Corp.	56,849	1,521,279
International Flavors & Fragrances, Inc.	75,805	7,399,326
Linde PLC	118,152	35,132,497
LyondellBasell Industries NV Class A	76,428	5,842,921
NewMarket Corp.	1,752	533,204
Olin Corp.	39,730	2,103,704
PPG Industries, Inc.	32,874	3,753,553
RPM International, Inc.	36,016	3,406,033
The Chemours Co. LLC	18,183	520,579
The Mosaic Co.	89,943	4,834,436
The Scotts Miracle-Gro Co. Class A (b)	7,930	364,066
Westlake Corp.	9,836	950,649
		134,857,341
Construction Materials - 0.2%
Eagle Materials, Inc.	1,903	232,756
Martin Marietta Materials, Inc.	16,867	5,666,975
Vulcan Materials Co.	20,162	3,300,519
		9,200,250
Containers & Packaging - 0.5%
Amcor PLC	446,071	5,165,502
Aptargroup, Inc.	19,458	1,929,261
Ardagh Group SA	4,009	31,190
Ardagh Metal Packaging SA	30,320	134,621
Avery Dennison Corp.	9,330	1,581,902
Ball Corp.	55,240	2,728,304
Berry Global Group, Inc. (a)	19,194	908,260
Crown Holdings, Inc.	4,117	282,385
Graphic Packaging Holding Co.	20,918	480,277
International Paper Co.	107,515	3,613,579
Packaging Corp. of America	27,479	3,303,251
Silgan Holdings, Inc.	24,944	1,181,348
Sonoco Products Co.	28,918	1,795,229
WestRock Co.	75,288	2,564,309
		25,699,418
Metals & Mining - 0.9%
Alcoa Corp.	53,399	2,084,163
Cleveland-Cliffs, Inc. (a)(b)	151,823	1,972,181
Freeport-McMoRan, Inc.	424,238	13,444,102
Newmont Corp.	236,423	10,005,421
Nucor Corp.	77,825	10,224,649
Reliance Steel & Aluminum Co.	17,840	3,594,403
Royal Gold, Inc.	18,223	1,730,456
Southern Copper Corp.	8,680	407,700
SSR Mining, Inc. (b)	62,988	869,234
Steel Dynamics, Inc.	51,494	4,843,011
United States Steel Corp.	69,951	1,424,202
		50,599,522
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	19,681	1,114,929
TOTAL MATERIALS		221,471,460
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Alexandria Real Estate Equities, Inc.	48,182	7,000,845
American Homes 4 Rent Class A	90,201	2,881,020
American Tower Corp.	32,182	6,667,789
Americold Realty Trust	79,875	1,936,969
Apartment Income (REIT) Corp.	42,062	1,616,443
AvalonBay Communities, Inc.	41,542	7,274,835
Boston Properties, Inc.	46,611	3,388,620
Brixmor Property Group, Inc.	88,641	1,888,940
Camden Property Trust (SBI)	28,235	3,262,554
Cousins Properties, Inc.	44,955	1,068,131
CubeSmart	66,504	2,784,522
Digital Realty Trust, Inc.	84,489	8,470,022
Douglas Emmett, Inc.	50,376	886,114
EastGroup Properties, Inc.	12,233	1,916,789
EPR Properties	21,962	847,733
Equinix, Inc.	6,652	3,767,959
Equity Lifestyle Properties, Inc.	20,401	1,304,848
Equity Residential (SBI)	110,137	6,940,834
Essex Property Trust, Inc.	19,329	4,295,677
Extra Space Storage, Inc.	34,716	6,160,007
Federal Realty Investment Trust (SBI)	23,891	2,364,731
First Industrial Realty Trust, Inc.	39,148	1,864,619
Gaming & Leisure Properties	72,603	3,638,862
Healthcare Trust of America, Inc.	112,619	2,289,544
Healthpeak Properties, Inc.	160,398	3,806,245
Highwoods Properties, Inc. (SBI)	30,886	871,912
Host Hotels & Resorts, Inc.	210,522	3,974,655
Hudson Pacific Properties, Inc.	40,780	450,211
Invitation Homes, Inc.	181,488	5,751,355
Iron Mountain, Inc.	21,508	1,076,906
JBG SMITH Properties	31,862	627,044
Kilroy Realty Corp.	34,496	1,474,359
Kimco Realty Corp.	179,634	3,840,575
Lamar Advertising Co. Class A	3,099	285,821
Life Storage, Inc.	25,027	2,768,236
Medical Properties Trust, Inc.	176,434	2,020,169
Mid-America Apartment Communities, Inc.	34,141	5,375,500
National Retail Properties, Inc.	52,167	2,192,579
National Storage Affiliates Trust	25,278	1,078,359
Omega Healthcare Investors, Inc.	69,807	2,218,466
Park Hotels & Resorts, Inc.	66,173	865,543
Prologis (REIT), Inc.	274,032	30,349,044
Public Storage	9,583	2,968,334
Rayonier, Inc.	43,368	1,461,502
Realty Income Corp.	183,815	11,446,160
Regency Centers Corp.	50,962	3,083,711
Rexford Industrial Realty, Inc.	50,936	2,815,742
SBA Communications Corp. Class A	24,487	6,609,041
Simon Property Group, Inc.	49,972	5,445,949
SL Green Realty Corp.	19,015	754,515
Spirit Realty Capital, Inc.	40,411	1,569,159
Store Capital Corp.	75,613	2,404,493
Sun Communities, Inc.	36,178	4,878,603
UDR, Inc.	96,291	3,828,530
Ventas, Inc.	118,747	4,646,570
VICI Properties, Inc.	286,088	9,160,538
Vornado Realty Trust	52,388	1,235,833
Welltower Op	137,985	8,422,604
Weyerhaeuser Co.	221,401	6,847,933
WP Carey, Inc.	56,859	4,338,342
		235,462,945
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	48,819	3,463,220
Howard Hughes Corp. (a)	10,926	670,310
Jones Lang LaSalle, Inc. (a)	14,195	2,258,283
Opendoor Technologies, Inc. (a)(b)	98,681	255,584
WeWork, Inc. (a)(b)	37,953	97,539
Zillow Group, Inc.:
Class A (a)	15,903	491,880
Class C (a)(b)	44,808	1,382,775
		8,619,591
TOTAL REAL ESTATE		244,082,536
UTILITIES - 5.5%
Electric Utilities - 3.5%
Alliant Energy Corp.	74,553	3,889,430
American Electric Power Co., Inc.	153,004	13,452,112
Avangrid, Inc. (b)	21,126	859,406
Constellation Energy Corp.	97,127	9,182,387
Duke Energy Corp.	229,187	21,355,645
Edison International	111,839	6,714,814
Entergy Corp.	60,379	6,469,006
Evergy, Inc.	66,111	4,041,365
Eversource Energy	102,497	7,818,471
Exelon Corp.	295,475	11,402,380
FirstEnergy Corp.	161,504	6,090,316
Hawaiian Electric Industries, Inc.	32,378	1,231,659
IDACORP, Inc.	14,969	1,567,254
NextEra Energy, Inc.	584,459	45,295,573
NRG Energy, Inc.	70,169	3,115,504
OGE Energy Corp.	59,375	2,174,906
PG&E Corp. (a)	461,355	6,888,030
Pinnacle West Capital Corp.	33,577	2,256,710
PPL Corp.	219,202	5,806,661
Southern Co.	315,889	20,684,412
Xcel Energy, Inc.	162,217	10,561,949
		190,857,990
Gas Utilities - 0.2%
Atmos Energy Corp.	41,036	4,372,386
National Fuel Gas Co.	23,945	1,616,048
UGI Corp.	62,248	2,199,222
		8,187,656
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	37,914	1,176,471
The AES Corp.	162,709	4,256,467
Vistra Corp.	51,681	1,187,113
		6,620,051
Multi-Utilities - 1.5%
Ameren Corp.	76,545	6,239,948
CenterPoint Energy, Inc.	187,381	5,360,970
CMS Energy Corp.	86,119	4,913,089
Consolidated Edison, Inc.	105,552	9,284,354
Dominion Energy, Inc.	247,711	17,332,339
DTE Energy Co.	57,379	6,432,760
NiSource, Inc.	120,780	3,102,838
Public Service Enterprise Group, Inc.	148,124	8,305,313
Sempra Energy	93,616	14,130,399
WEC Energy Group, Inc.	93,866	8,572,782
		83,674,792
Water Utilities - 0.2%
American Water Works Co., Inc.	54,117	7,865,365
Essential Utilities, Inc.	68,820	3,043,220
		10,908,585
TOTAL UTILITIES		300,249,074
TOTAL COMMON STOCKS (Cost $4,966,149,941)		5,406,579,782

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (d) (Cost $997,278)	1,000,000	990,474

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (e)	16,448,142	16,451,431
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f)	68,210,516	68,217,337
TOTAL MONEY MARKET FUNDS (Cost $84,668,768)		84,668,768

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $5,051,815,987)	5,492,239,024
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(69,126,946)
NET ASSETS - 100.0%	5,423,112,078

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	38	Dec 2022	7,377,700	413,501	413,501
CME E-mini S&P MidCap 400 Index Contracts (United States)	33	Dec 2022	8,050,680	642,311	642,311

TOTAL FUTURES CONTRACTS					1,055,812
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $990,474.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	8,584,209	516,924,983	509,057,761	144,116	-	-	16,451,431	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	45,147,021	209,117,336	186,047,020	340,135	-	-	68,217,337	0.2%
Total	53,731,230	726,042,319	695,104,781	484,251	-	-	84,668,768

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	395,761,085	395,761,085	-	-
Consumer Discretionary	331,686,881	331,686,881	-	-
Consumer Staples	391,926,330	391,926,330	-	-
Energy	478,271,579	478,271,579	-	-
Financials	1,099,628,421	1,099,628,421	-	-
Health Care	919,144,750	919,144,750	-	-
Industrials	557,157,537	557,157,537	-	-
Information Technology	467,200,129	467,200,129	-	-
Materials	221,471,460	221,471,460	-	-
Real Estate	244,082,536	244,082,536	-	-
Utilities	300,249,074	300,249,074	-	-

U.S. Government and Government Agency Obligations	990,474	-	990,474	-

Money Market Funds	84,668,768	84,668,768	-	-
Total Investments in Securities:	5,492,239,024	5,491,248,550	990,474	-
Derivative Instruments:

Assets
Futures Contracts	1,055,812	1,055,812	-	-
Total Assets	1,055,812	1,055,812	-	-
Total Derivative Instruments:	1,055,812	1,055,812	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,055,812	0
Total Equity Risk	1,055,812	0
Total Value of Derivatives	1,055,812	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $66,049,539) - See accompanying schedule:
Unaffiliated issuers (cost $4,967,147,219)	$5,407,570,256
Fidelity Central Funds (cost $84,668,768)	84,668,768

Total Investment in Securities (cost $5,051,815,987)		$5,492,239,024
Cash		889,530
Receivable for fund shares sold		6,213,485
Dividends receivable		5,085,616
Distributions receivable from Fidelity Central Funds		70,976
Other receivables		4,810
Total assets		5,504,503,441
Liabilities
Payable for investments purchased	$10,220,280
Payable for fund shares redeemed	2,724,113
Accrued management fee	149,799
Payable for daily variation margin on futures contracts	76,512
Other payables and accrued expenses	4,505
Collateral on securities loaned	68,216,154
Total Liabilities		81,391,363
Net Assets		$5,423,112,078
Net Assets consist of:
Paid in capital		$5,004,565,187
Total accumulated earnings (loss)		418,546,891
Net Assets		$5,423,112,078
Net Asset Value , offering price and redemption price per share ($5,423,112,078 ÷ 367,985,013 shares)		$14.74

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$60,461,491
Interest		6,643
Income from Fidelity Central Funds (including $340,135 from security lending)		484,251
Total Income		60,952,385
Expenses
Management fee	$907,863
Independent trustees' fees and expenses	9,355
Total expenses before reductions	917,218
Expense reductions	(872)
Total expenses after reductions		916,346
Net Investment income (loss)		60,036,039
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,263,527)
Futures contracts	(3,937,479)
Total net realized gain (loss)		(6,201,006)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(224,733,461)
Futures contracts	1,305,528
Total change in net unrealized appreciation (depreciation)		(223,427,933)
Net gain (loss)		(229,628,939)
Net increase (decrease) in net assets resulting from operations		$(169,592,900)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,036,039	$86,086,207
Net realized gain (loss)	(6,201,006)	115,575,894
Change in net unrealized appreciation (depreciation)	(223,427,933)	(203,749,128)
Net increase (decrease) in net assets resulting from operations	(169,592,900)	(2,087,027)
Distributions to shareholders	(25,118,529)	(71,152,654)
Share transactions
Proceeds from sales of shares	1,020,499,004	2,718,796,328
Reinvestment of distributions	21,624,855	60,657,215
Cost of shares redeemed	(731,892,965)	(1,088,452,857)
Net increase (decrease) in net assets resulting from share transactions	310,230,894	1,691,000,686
Total increase (decrease) in net assets	115,519,465	1,617,761,005

Net Assets
Beginning of period	5,307,592,613	3,689,831,608
End of period	$5,423,112,078	$5,307,592,613

Other Information
Shares
Sold	69,472,289	171,331,199
Issued in reinvestment of distributions	1,490,341	3,828,682
Redeemed	(49,922,446)	(68,584,701)
Net increase (decrease)	21,040,184	106,575,180

Financial Highlights
Fidelity® Large Cap Value Index Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.30	$15.35	$10.77	$12.58	$11.86	$11.29
Income from Investment Operations
Net investment income (loss) A,B	.17	.30	.28	.33	.30	.28
Net realized and unrealized gain (loss)	(.66)	(.10)	4.60	(1.64)	.73	.57
Total from investment operations	(.49)	.20	4.88	(1.31)	1.03	.85
Distributions from net investment income	(.07)	(.25)	(.30)	(.28)	(.25)	(.21)
Distributions from net realized gain	-	-	-	(.22)	(.06)	(.07)
Total distributions	(.07)	(.25)	(.30)	(.50)	(.31)	(.28)
Net asset value, end of period	$14.74	$15.30	$15.35	$10.77	$12.58	$11.86
Total Return C,D	(3.19)%	1.27%	45.93%	(11.04)%	9.15%	7.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G,H	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.03% G,H	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03% G,H	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	2.29% G	1.90%	2.24%	2.65%	2.55%	2.35%
Supplemental Data
Net assets, end of period (000 omitted)	$5,423,112	$5,307,593	$3,689,832	$2,298,504	$2,097,991	$355,541
Portfolio turnover rate I	28% G	16%	31%	27%	15%	12%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$902,270,071
Gross unrealized depreciation	(523,421,493)
Net unrealized appreciation (depreciation)	$378,848,578
Tax cost	$5,114,446,258

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(23,743,771)
Long-term	(6,449,120)
Total capital loss carryforward	$(30,192,891)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Index Fund	1,107,180,156	735,496,349
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2023.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Large Cap Value Index Fund	Borrower	$ 45,935,000	2.48%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Value Index Fund	$36,041	$74,362	$9,012
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $872.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Large Cap Value Index Fund	.03%
Actual		$ 1,000	$ 968.10	$ .15
Hypothetical- B		$ 1,000	$ 1,025.05	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Value Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity and Geode had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods. No performance peer group information was considered by the Board as Fidelity advised the Board that the peer group, which is created by a third-party provider, includes a number of actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board considered that effective August 1, 2017, the fund's management fee rate was reduced from 0.05% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rate for 2017, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2021.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements terminate on June 30, 2023 and may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9879610.106
LC2-I-SANN-1222
Fidelity® Large Cap Growth Index Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
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Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	13.1
Microsoft Corp.	9.7
Amazon.com, Inc.	5.1
Tesla, Inc.	3.2
Alphabet, Inc. Class A	2.7
UnitedHealth Group, Inc.	2.7
Alphabet, Inc. Class C	2.5
Visa, Inc. Class A	1.9
NVIDIA Corp.	1.8
MasterCard, Inc. Class A	1.6
44.3

Market Sectors (% of Fund's net assets)

Information Technology	43.2
Consumer Discretionary	16.0
Health Care	12.7
Industrials	7.3
Communication Services	6.9
Consumer Staples	5.8
Financials	3.1
Energy	1.8
Real Estate	1.5
Materials	1.4

Asset Allocation (% of Fund's net assets)

Foreign investments - 2%

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.9%
Entertainment - 0.9%
Electronic Arts, Inc.	9,326	1,174,703
Live Nation Entertainment, Inc. (a)	41,797	3,327,459
Madison Square Garden Sports Corp.	5,133	803,879
Netflix, Inc. (a)	107,110	31,263,267
Playtika Holding Corp. (a)	50,726	479,361
Roblox Corp. (a)(b)	238,576	10,673,890
Roku, Inc. Class A (a)	18,271	1,014,771
Spotify Technology SA (a)	75,865	6,113,202
Take-Two Interactive Software, Inc. (a)	73,302	8,684,821
The Walt Disney Co. (a)	66,231	7,056,251
Warner Bros Discovery, Inc. (a)	938,571	12,201,423
World Wrestling Entertainment, Inc. Class A (b)	23,362	1,843,028
		84,636,055
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (a)	2,839,241	268,336,667
Class C (a)	2,549,747	241,359,051
Match Group, Inc. (a)	144,677	6,250,046
Meta Platforms, Inc. Class A (a)	264,970	24,684,605
Pinterest, Inc. Class A (a)	66,601	1,638,385
TripAdvisor, Inc. (a)(b)	4,561	107,731
Zoominfo Technologies, Inc. (a)	148,937	6,632,165
		549,008,650
Media - 0.4%
Cable One, Inc.	1,945	1,671,591
Charter Communications, Inc. Class A (a)	60,027	22,067,126
Liberty Broadband Corp.:
Class A (a)	4,208	359,027
Class C (a)	31,533	2,662,331
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	12,197	704,133
Liberty Media Class A (a)	1,226	63,777
Liberty SiriusXM Series A (a)(b)	10,982	466,076
Liberty SiriusXM Series C (a)	23,491	991,085
Nexstar Broadcasting Group, Inc. Class A	1,875	321,188
The Trade Desk, Inc. (a)	237,846	12,662,921
		41,969,255
TOTAL COMMUNICATION SERVICES		675,613,960
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.0%
Aptiv PLC (a)	36,831	3,354,199
Automobiles - 3.3%
Lucid Group, Inc. Class A (a)(b)	270,287	3,862,401
Tesla, Inc. (a)	1,380,096	314,027,044
		317,889,445
Distributors - 0.1%
Genuine Parts Co.	6,113	1,087,258
Pool Corp.	20,899	6,358,103
		7,445,361
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	8,736	570,636
H&R Block, Inc.	71,386	2,937,534
Mister Car Wash, Inc. (a)(b)	30,376	268,220
		3,776,390
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	211,796	22,643,110
Booking Holdings, Inc. (a)	21,534	40,257,382
Caesars Entertainment, Inc. (a)	76,252	3,334,500
Chipotle Mexican Grill, Inc. (a)	15,082	22,597,813
Choice Hotels International, Inc.	18,221	2,365,815
Churchill Downs, Inc.	19,665	4,088,550
Darden Restaurants, Inc.	48,433	6,932,700
Domino's Pizza, Inc.	14,232	4,728,440
Draftkings Holdings, Inc. (a)(b)	175,740	2,776,692
Expedia, Inc. (a)	81,948	7,659,680
Hilton Worldwide Holdings, Inc.	105,876	14,320,788
Las Vegas Sands Corp. (a)	66,948	2,544,693
Marriott International, Inc. Class A	148,821	23,827,730
McDonald's Corp.	97,433	26,566,082
Norwegian Cruise Line Holdings Ltd. (a)(b)	16,637	280,999
Planet Fitness, Inc. (a)	33,727	2,208,444
Six Flags Entertainment Corp. (a)	20,338	453,537
Starbucks Corp.	223,957	19,392,437
Travel+Leisure Co.	31,955	1,213,651
Vail Resorts, Inc.	20,628	4,520,214
Wendy's Co.	92,378	1,919,615
Wyndham Hotels & Resorts, Inc.	33,422	2,537,732
Wynn Resorts Ltd. (a)	7,067	451,581
Yum! Brands, Inc.	17,859	2,111,827
		219,734,012
Household Durables - 0.2%
D.R. Horton, Inc.	90,507	6,958,178
NVR, Inc. (a)	1,175	4,979,356
PulteGroup, Inc.	48,741	1,949,153
Toll Brothers, Inc.	30,245	1,302,955
TopBuild Corp. (a)	14,789	2,516,200
		17,705,842
Internet & Direct Marketing Retail - 5.5%
Amazon.com, Inc. (a)	4,822,163	493,982,378
Doordash, Inc. (a)	119,862	5,217,593
eBay, Inc.	38,772	1,544,676
Etsy, Inc. (a)	68,527	6,435,371
Lyft, Inc. (a)	134,644	1,971,188
Uber Technologies, Inc. (a)	887,598	23,583,479
Wayfair LLC Class A (a)(b)	26,691	1,012,123
		533,746,808
Leisure Products - 0.1%
Brunswick Corp.	6,982	493,418
Mattel, Inc. (a)	91,890	1,742,234
Polaris, Inc.	22,667	2,302,967
YETI Holdings, Inc. (a)	46,746	1,499,612
		6,038,231
Multiline Retail - 0.6%
Dollar General Corp.	124,032	31,634,362
Dollar Tree, Inc. (a)	35,700	5,658,450
Nordstrom, Inc. (b)	51,568	1,048,893
Ollie's Bargain Outlet Holdings, Inc. (a)	1,782	99,792
Target Corp.	138,431	22,737,292
		61,178,789
Specialty Retail - 3.0%
Advance Auto Parts, Inc.	2,605	494,742
AutoZone, Inc. (a)	9,578	24,259,925
Best Buy Co., Inc.	34,089	2,332,028
Burlington Stores, Inc. (a)	33,454	4,782,584
CarMax, Inc. (a)(b)	10,148	639,425
Carvana Co. Class A (a)(b)	56,764	768,017
Five Below, Inc. (a)	29,594	4,331,082
Floor & Decor Holdings, Inc. Class A (a)	55,990	4,107,986
Leslie's, Inc. (a)(b)	76,537	1,074,579
Lowe's Companies, Inc.	299,376	58,363,351
O'Reilly Automotive, Inc. (a)	13,876	11,616,571
RH (a)	3,997	1,014,958
Ross Stores, Inc.	79,318	7,589,939
The Home Depot, Inc.	325,131	96,281,043
TJX Companies, Inc.	636,908	45,921,067
Tractor Supply Co.	60,617	13,321,798
Ulta Beauty, Inc. (a)	27,851	11,679,874
Victoria's Secret & Co. (a)	32,098	1,206,885
Williams-Sonoma, Inc. (b)	29,243	3,621,161
		293,407,015
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	12,600	4,409,118
lululemon athletica, Inc. (a)	60,538	19,919,424
NIKE, Inc. Class B	664,745	61,608,567
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	10,921	376,010
Tapestry, Inc.	18,667	591,371
		86,904,490
TOTAL CONSUMER DISCRETIONARY		1,551,180,582
CONSUMER STAPLES - 5.8%
Beverages - 2.4%
Boston Beer Co., Inc. Class A (a)(b)	4,861	1,814,563
Brown-Forman Corp.:
Class A (b)	14,745	1,014,014
Class B (non-vtg.)	58,251	3,961,068
Monster Beverage Corp. (a)	186,433	17,472,501
PepsiCo, Inc.	633,769	115,079,775
The Coca-Cola Co.	1,588,745	95,086,388
		234,428,309
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	45,863	3,549,796
Costco Wholesale Corp.	240,200	120,460,300
Grocery Outlet Holding Corp. (a)	3,516	121,548
Performance Food Group Co. (a)	25,505	1,327,280
Sysco Corp.	275,392	23,837,932
		149,296,856
Food Products - 0.3%
Darling Ingredients, Inc. (a)	5,949	466,878
Freshpet, Inc. (a)(b)	13,755	810,857
Kellogg Co.	75,002	5,761,654
Lamb Weston Holdings, Inc.	78,111	6,734,730
Pilgrim's Pride Corp. (a)	13,170	303,569
The Hershey Co.	68,607	16,381,293
		30,458,981
Household Products - 1.3%
Church & Dwight Co., Inc.	59,644	4,421,410
Colgate-Palmolive Co.	276,221	20,396,159
Kimberly-Clark Corp.	108,230	13,470,306
Procter & Gamble Co.	552,370	74,387,668
The Clorox Co.	55,368	8,085,943
		120,761,486
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	124,479	24,956,795
Olaplex Holdings, Inc. (b)	66,600	293,040
		25,249,835
TOTAL CONSUMER STAPLES		560,195,467
ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Halliburton Co.	220,649	8,036,037
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp. (a)	101,958	3,737,780
Cheniere Energy, Inc.	77,585	13,686,770
Continental Resources, Inc.	14,696	1,087,063
Coterra Energy, Inc.	69,328	2,158,181
Devon Energy Corp.	174,392	13,489,221
Diamondback Energy, Inc.	53,562	8,415,126
Enviva, Inc.	16,536	989,514
EOG Resources, Inc.	231,920	31,661,718
Hess Corp.	119,520	16,861,882
New Fortress Energy, Inc.	26,026	1,433,252
Occidental Petroleum Corp.	366,538	26,610,659
ONEOK, Inc.	27,276	1,618,012
Ovintiv, Inc.	98,607	4,994,445
PDC Energy, Inc.	27,498	1,983,706
Pioneer Natural Resources Co.	70,896	18,178,443
Range Resources Corp.	91,711	2,611,929
Southwestern Energy Co. (a)	42,127	291,940
Targa Resources Corp.	122,468	8,373,137
Texas Pacific Land Corp. (b)	3,103	7,148,909
		165,331,687
TOTAL ENERGY		173,367,724
FINANCIALS - 3.1%
Banks - 0.1%
First Citizens Bancshares, Inc.	1,626	1,336,767
Signature Bank	1,683	266,806
SVB Financial Group (a)	20,299	4,688,257
Western Alliance Bancorp.	35,003	2,351,152
		8,642,982
Capital Markets - 1.6%
Ameriprise Financial, Inc.	37,364	11,549,960
Ares Management Corp.	82,211	6,234,060
Blackstone, Inc.	379,671	34,603,215
Blue Owl Capital, Inc. Class A	225,405	2,258,558
Charles Schwab Corp.	457,660	36,461,772
FactSet Research Systems, Inc.	20,570	8,752,329
LPL Financial	43,141	11,028,997
MarketAxess Holdings, Inc.	20,131	4,912,769
Moody's Corp.	81,745	21,651,798
Morningstar, Inc.	12,216	2,836,311
MSCI, Inc.	32,174	15,085,102
Raymond James Financial, Inc.	8,431	996,038
Tradeweb Markets, Inc. Class A	36,910	2,033,003
		158,403,912
Consumer Finance - 0.0%
American Express Co.	20,565	3,052,874
Credit Acceptance Corp. (a)(b)	355	165,295
Upstart Holdings, Inc. (a)(b)	7,289	168,959
		3,387,128
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	189,656	10,499,356
Insurance - 1.3%
Aon PLC	107,493	30,258,205
Arch Capital Group Ltd. (a)	62,289	3,581,618
Arthur J. Gallagher & Co.	12,850	2,403,978
Assurant, Inc.	1,764	239,657
Brown & Brown, Inc.	9,750	573,203
Erie Indemnity Co. Class A	10,044	2,581,408
Everest Re Group Ltd.	6,526	2,105,679
Lincoln National Corp.	19,109	1,029,402
Markel Corp. (a)	1,660	2,002,126
Marsh & McLennan Companies, Inc.	242,813	39,211,871
Progressive Corp.	275,537	35,378,951
RenaissanceRe Holdings Ltd.	12,782	1,977,120
Ryan Specialty Group Holdings, Inc. (a)(b)	44,607	2,000,624
		123,343,842
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc. (b)	35,276	243,404
UWM Holdings Corp. Class A (b)	44,386	145,586
		388,990
TOTAL FINANCIALS		304,666,210
HEALTH CARE - 12.7%
Biotechnology - 3.3%
AbbVie, Inc.	958,841	140,374,322
Alnylam Pharmaceuticals, Inc. (a)	65,418	13,558,535
Amgen, Inc.	243,345	65,788,321
Exact Sciences Corp. (a)(b)	17,119	595,399
Exelixis, Inc. (a)	148,094	2,455,399
Horizon Therapeutics PLC (a)	113,171	7,052,817
Incyte Corp. (a)	85,538	6,358,895
Ionis Pharmaceuticals, Inc. (a)	70,443	3,113,581
Moderna, Inc. (a)	11,004	1,654,231
Natera, Inc. (a)	43,475	2,041,586
Neurocrine Biosciences, Inc. (a)	51,352	5,911,642
Novavax, Inc. (a)(b)	42,423	944,760
Regeneron Pharmaceuticals, Inc. (a)	8,208	6,145,740
Repligen Corp. (a)	21,310	3,888,862
Sarepta Therapeutics, Inc. (a)	45,606	5,199,996
Seagen, Inc. (a)	73,676	9,368,640
Ultragenyx Pharmaceutical, Inc. (a)	28,274	1,143,966
Vertex Pharmaceuticals, Inc. (a)	130,949	40,856,088
		316,452,780
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	122,805	12,150,327
Abiomed, Inc. (a)	24,212	6,103,361
Align Technology, Inc. (a)	31,892	6,196,616
Baxter International, Inc.	42,512	2,310,527
DexCom, Inc. (a)	212,300	25,641,594
Edwards Lifesciences Corp. (a)	335,030	24,266,223
Globus Medical, Inc. (a)	2,778	186,126
ICU Medical, Inc. (a)	2,063	306,170
IDEXX Laboratories, Inc. (a)	45,194	16,255,378
Insulet Corp. (a)	37,308	9,655,683
Intuitive Surgical, Inc. (a)	178,791	44,066,618
Masimo Corp. (a)	19,678	2,589,625
Novocure Ltd. (a)(b)	56,038	3,959,645
Penumbra, Inc. (a)	19,310	3,311,086
ResMed, Inc.	78,316	17,518,506
Stryker Corp.	101,973	23,376,291
Tandem Diabetes Care, Inc. (a)	32,373	1,817,744
		199,711,520
Health Care Providers & Services - 3.6%
agilon health, Inc. (a)(b)	95,749	1,900,618
AmerisourceBergen Corp.	80,026	12,581,688
Chemed Corp.	2,809	1,311,438
Cigna Corp.	25,820	8,341,409
DaVita HealthCare Partners, Inc. (a)	30,523	2,228,484
Elevance Health, Inc.	39,757	21,737,935
Guardant Health, Inc. (a)	52,804	2,613,798
HCA Holdings, Inc.	7,247	1,576,005
Humana, Inc.	48,415	27,019,443
McKesson Corp.	15,425	6,006,032
Molina Healthcare, Inc. (a)	24,091	8,645,296
Signify Health, Inc. (a)	2,170	63,429
UnitedHealth Group, Inc.	461,797	256,366,605
		350,392,180
Health Care Technology - 0.1%
Certara, Inc. (a)	40,758	498,470
Definitive Healthcare Corp. (a)(b)	8,972	141,578
Doximity, Inc. (a)(b)	27,479	727,369
Teladoc Health, Inc. (a)(b)	8,321	246,634
Veeva Systems, Inc. Class A (a)	75,532	12,684,844
		14,298,895
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	44,632	1,213,098
Agilent Technologies, Inc.	145,986	20,197,163
Avantor, Inc. (a)	307,060	6,193,400
Bio-Techne Corp.	21,081	6,245,457
Bruker Corp.	58,998	3,648,436
Charles River Laboratories International, Inc. (a)	25,494	5,411,102
Danaher Corp.	23,885	6,011,138
IQVIA Holdings, Inc. (a)	100,569	21,086,302
Maravai LifeSciences Holdings, Inc. (a)	59,260	983,716
Mettler-Toledo International, Inc. (a)	12,129	15,342,336
Sotera Health Co. (a)	53,543	368,376
Syneos Health, Inc. (a)	9,619	484,605
Thermo Fisher Scientific, Inc.	25,900	13,311,823
Waters Corp. (a)	32,463	9,711,956
West Pharmaceutical Services, Inc.	40,138	9,235,754
		119,444,662
Pharmaceuticals - 2.4%
Catalent, Inc. (a)	29,516	1,940,087
Eli Lilly & Co.	372,112	134,738,034
Merck & Co., Inc.	575,072	58,197,286
Zoetis, Inc. Class A	255,433	38,514,188
		233,389,595
TOTAL HEALTH CARE		1,233,689,632
INDUSTRIALS - 7.3%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	28,331	4,120,461
BWX Technologies, Inc.	19,263	1,097,606
HEICO Corp.	22,966	3,735,190
HEICO Corp. Class A	39,904	5,079,779
Howmet Aerospace, Inc.	19,812	704,317
Huntington Ingalls Industries, Inc.	4,697	1,207,458
Lockheed Martin Corp.	128,772	62,670,757
Northrop Grumman Corp.	9,293	5,101,950
Spirit AeroSystems Holdings, Inc. Class A	53,701	1,243,715
The Boeing Co. (a)	92,453	13,175,477
TransDigm Group, Inc.	10,773	6,202,662
		104,339,372
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	17,816	1,740,980
Expeditors International of Washington, Inc.	27,317	2,672,968
GXO Logistics, Inc. (a)	6,286	229,690
United Parcel Service, Inc. Class B	355,737	59,681,996
		64,325,634
Airlines - 0.1%
Delta Air Lines, Inc. (a)	346,879	11,769,604
Building Products - 0.3%
A.O. Smith Corp.	16,484	902,994
Advanced Drain Systems, Inc.	34,730	4,024,512
Allegion PLC	37,564	3,935,580
Armstrong World Industries, Inc.	14,416	1,089,417
Carlisle Companies, Inc.	23,490	5,609,412
Fortune Brands Home & Security, Inc.	24,032	1,449,610
Masco Corp.	6,525	301,912
Trane Technologies PLC	73,481	11,729,772
Trex Co., Inc. (a)	59,682	2,870,107
		31,913,316
Commercial Services & Supplies - 0.8%
Cintas Corp.	43,785	18,720,277
Copart, Inc. (a)	115,518	13,286,880
Driven Brands Holdings, Inc. (a)	1,789	57,212
IAA, Inc. (a)	60,116	2,280,200
MSA Safety, Inc.	7,683	1,031,366
Republic Services, Inc.	7,118	943,989
Rollins, Inc.	116,292	4,893,567
Tetra Tech, Inc.	11,887	1,679,395
Waste Management, Inc.	210,922	33,403,717
		76,296,603
Construction & Engineering - 0.1%
AECOM	4,325	325,586
Quanta Services, Inc.	42,113	5,981,731
Valmont Industries, Inc.	1,578	503,729
Willscot Mobile Mini Holdings (a)	59,915	2,548,185
		9,359,231
Electrical Equipment - 0.3%
ChargePoint Holdings, Inc. Class A (a)(b)	135,782	1,898,232
Emerson Electric Co.	102,142	8,845,497
Generac Holdings, Inc. (a)	33,797	3,917,410
Plug Power, Inc. (a)(b)	140,121	2,239,134
Rockwell Automation, Inc.	42,537	10,859,696
Vertiv Holdings Co.	26,177	374,593
		28,134,562
Industrial Conglomerates - 0.3%
General Electric Co.	33,246	2,586,871
Honeywell International, Inc.	107,493	21,930,722
		24,517,593
Machinery - 1.8%
AGCO Corp.	4,405	546,969
Allison Transmission Holdings, Inc.	41,318	1,745,686
Caterpillar, Inc.	249,443	53,994,432
Deere & Co.	152,078	60,195,514
Donaldson Co., Inc.	11,222	644,704
Graco, Inc.	62,312	4,335,669
IDEX Corp.	7,308	1,624,641
Illinois Tool Works, Inc.	151,108	32,266,091
Lincoln Electric Holdings, Inc.	30,385	4,314,670
Middleby Corp. (a)	2,021	282,657
Nordson Corp.	7,365	1,657,125
Otis Worldwide Corp.	28,011	1,978,697
Parker Hannifin Corp.	15,756	4,579,009
Toro Co.	56,554	5,962,488
Xylem, Inc.	13,560	1,388,951
		175,517,303
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	71,149	7,744,569
CoStar Group, Inc. (a)	30,455	2,519,238
Equifax, Inc.	32,940	5,584,648
FTI Consulting, Inc. (a)	7,650	1,190,570
KBR, Inc.	48,637	2,420,663
Robert Half International, Inc.	51,506	3,938,149
TransUnion Holding Co., Inc.	76,487	4,533,384
Verisk Analytics, Inc.	84,202	15,394,652
		43,325,873
Road & Rail - 1.0%
CSX Corp.	292,446	8,498,481
J.B. Hunt Transport Services, Inc.	40,279	6,890,529
Landstar System, Inc.	17,436	2,723,852
Old Dominion Freight Lines, Inc.	54,466	14,956,364
Union Pacific Corp.	340,598	67,145,490
XPO Logistics, Inc. (a)	4,211	217,877
		100,432,593
Trading Companies & Distributors - 0.4%
Core & Main, Inc. (a)(b)	13,285	313,260
Fastenal Co.	312,024	15,080,120
SiteOne Landscape Supply, Inc. (a)	14,652	1,697,727
United Rentals, Inc. (a)	17,373	5,484,830
W.W. Grainger, Inc.	24,700	14,433,445
Watsco, Inc. (b)	9,428	2,554,611
WESCO International, Inc. (a)	12,787	1,761,665
		41,325,658
TOTAL INDUSTRIALS		711,257,342
INFORMATION TECHNOLOGY - 43.2%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	133,373	16,119,461
Ubiquiti, Inc.	933	323,518
		16,442,979
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	239,383	18,152,413
Arrow Electronics, Inc. (a)	1,698	171,939
CDW Corp.	73,287	12,664,726
Cognex Corp.	87,752	4,056,775
Coherent Corp. (a)	10,896	366,215
Corning, Inc.	24,030	773,045
Jabil, Inc.	59,443	3,819,213
Keysight Technologies, Inc. (a)	89,958	15,666,186
National Instruments Corp.	9,230	352,401
Vontier Corp.	53,165	1,015,452
Zebra Technologies Corp. Class A (a)	11,455	3,244,285
		60,282,650
IT Services - 7.0%
Accenture PLC Class A	343,763	97,594,316
Automatic Data Processing, Inc.	207,953	50,262,240
Broadridge Financial Solutions, Inc.	57,422	8,616,745
Cloudflare, Inc. (a)	151,425	8,528,256
EPAM Systems, Inc. (a)	29,746	10,411,100
Euronet Worldwide, Inc. (a)	19,257	1,617,781
Fiserv, Inc. (a)	29,009	2,980,385
FleetCor Technologies, Inc. (a)	39,576	7,365,885
Gartner, Inc. (a)	41,599	12,559,570
Genpact Ltd.	51,717	2,508,275
Globant SA (a)	22,078	4,165,677
GoDaddy, Inc. (a)	11,775	946,710
IBM Corp.	326,146	45,102,730
Jack Henry & Associates, Inc.	39,335	7,830,025
MasterCard, Inc. Class A	467,030	153,269,905
MongoDB, Inc. Class A (a)	35,339	6,468,097
Okta, Inc. (a)(b)	11,070	621,248
Paychex, Inc.	174,855	20,687,095
PayPal Holdings, Inc. (a)	193,440	16,167,715
Shift4 Payments, Inc. (a)(b)	27,378	1,258,567
Snowflake, Inc. (a)	155,630	24,947,489
Switch, Inc. Class A	46,829	1,594,527
The Western Union Co.	70,173	948,037
Thoughtworks Holding, Inc. (a)	46,522	447,076
Toast, Inc. (a)	134,792	2,977,555
Twilio, Inc. Class A (a)	35,172	2,615,742
VeriSign, Inc. (a)	5,441	1,090,703
Visa, Inc. Class A	893,175	185,030,133
WEX, Inc. (a)	17,320	2,842,905
Wix.com Ltd. (a)	22,668	1,906,379
		683,362,868
Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc. (a)	690,500	41,471,430
Allegro MicroSystems LLC (a)	35,812	909,983
Analog Devices, Inc.	56,934	8,119,927
Applied Materials, Inc.	471,078	41,591,477
Broadcom, Inc.	214,282	100,738,254
Enphase Energy, Inc. (a)	70,941	21,778,887
Entegris, Inc.	80,428	6,381,158
GlobalFoundries, Inc.	8,335	472,595
KLA Corp.	76,913	24,339,119
Lam Research Corp.	74,221	30,043,176
Lattice Semiconductor Corp. (a)	73,442	3,562,671
Microchip Technology, Inc.	249,103	15,379,619
Micron Technology, Inc.	112,965	6,111,407
Monolithic Power Systems, Inc.	24,592	8,347,754
NVIDIA Corp.	1,306,548	176,344,784
onsemi (a)	146,738	9,014,115
Qualcomm, Inc.	607,916	71,527,397
Teradyne, Inc.	76,989	6,263,055
Texas Instruments, Inc.	342,670	55,043,082
Universal Display Corp.	23,518	2,239,384
		629,679,274
Software - 15.6%
Adobe, Inc. (a)	256,026	81,544,281
Alteryx, Inc. Class A (a)	32,039	1,561,260
ANSYS, Inc. (a)	24,855	5,496,932
AppLovin Corp. (a)(b)	118,537	2,010,388
Aspen Technology, Inc. (a)	14,589	3,522,514
Atlassian Corp. PLC (a)	74,167	15,035,876
Autodesk, Inc. (a)	118,010	25,289,543
Bentley Systems, Inc. Class B (b)	91,391	3,224,274
Black Knight, Inc. (a)	7,718	466,707
Cadence Design Systems, Inc. (a)	147,896	22,389,975
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	35,817	334,173
Ceridian HCM Holding, Inc. (a)	14,090	932,617
Confluent, Inc. (a)(b)	67,386	1,811,336
Coupa Software, Inc. (a)	22,572	1,201,508
Crowdstrike Holdings, Inc. (a)	113,967	18,371,480
Datadog, Inc. Class A (a)	143,901	11,585,470
DocuSign, Inc. (a)	107,066	5,171,288
DoubleVerify Holdings, Inc. (a)	29,794	870,879
Dropbox, Inc. Class A (a)	138,138	3,004,502
Dynatrace, Inc. (a)	107,649	3,793,551
Elastic NV (a)	41,911	2,680,208
Fair Isaac Corp. (a)	13,307	6,371,924
Five9, Inc. (a)	37,399	2,253,664
Fortinet, Inc. (a)	349,805	19,994,854
HubSpot, Inc. (a)	24,678	7,318,508
Informatica, Inc. (b)	3,337	64,604
Intuit, Inc.	149,508	63,914,670
Jamf Holding Corp. (a)(b)	30,188	714,550
Manhattan Associates, Inc. (a)	20,968	2,551,177
Microsoft Corp.	4,059,523	942,337,074
nCino, Inc. (a)(b)	7,817	246,079
NCR Corp. (a)	3,358	71,391
New Relic, Inc. (a)	28,370	1,680,639
NortonLifeLock, Inc.	110,829	2,496,977
Nutanix, Inc. Class A (a)	60,329	1,653,015
Oracle Corp.	563,832	44,018,364
Palantir Technologies, Inc. (a)(b)	980,343	8,617,215
Palo Alto Networks, Inc. (a)	159,435	27,357,452
Paycom Software, Inc. (a)	27,749	9,601,154
Paylocity Holding Corp. (a)	21,517	4,987,425
Pegasystems, Inc.	22,405	833,690
Procore Technologies, Inc. (a)(b)	27,252	1,489,594
PTC, Inc. (a)	57,091	6,727,033
RingCentral, Inc. (a)	46,296	1,644,434
Salesforce.com, Inc. (a)	111,742	18,168,132
SentinelOne, Inc. (a)(b)	70,259	1,604,716
ServiceNow, Inc. (a)	108,628	45,704,145
Smartsheet, Inc. (a)	67,899	2,371,033
Splunk, Inc. (a)	87,233	7,249,935
Synopsys, Inc. (a)	82,655	24,180,720
Teradata Corp. (a)	29,989	947,353
Tyler Technologies, Inc. (a)	19,475	6,296,852
UiPath, Inc. Class A (a)	18,315	231,685
Unity Software, Inc. (a)(b)	75,859	2,237,841
VMware, Inc. Class A	55,169	6,208,168
Workday, Inc. Class A (a)	107,022	16,676,168
Zendesk, Inc. (a)	65,878	5,052,184
Zoom Video Communications, Inc. Class A (a)	68,991	5,756,609
Zscaler, Inc. (a)	45,108	6,951,143
		1,516,880,933
Technology Hardware, Storage & Peripherals - 13.3%
Apple, Inc.	8,295,990	1,272,107,088
Dell Technologies, Inc.	21,580	828,672
HP, Inc.	257,413	7,109,747
NetApp, Inc.	119,062	8,247,425
Pure Storage, Inc. Class A (a)	152,497	4,706,057
		1,292,998,989
TOTAL INFORMATION TECHNOLOGY		4,199,647,693
MATERIALS - 1.4%
Chemicals - 1.1%
Albemarle Corp.	32,668	9,142,793
Axalta Coating Systems Ltd. (a)	28,936	674,788
CF Industries Holdings, Inc.	107,772	11,451,853
Ecolab, Inc.	118,769	18,655,047
FMC Corp.	23,352	2,776,553
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	89,960	245,591
Linde PLC	57,236	17,019,125
PPG Industries, Inc.	67,817	7,743,345
RPM International, Inc.	3,575	338,088
Sherwin-Williams Co.	129,720	29,190,892
The Chemours Co. LLC	50,583	1,448,191
The Mosaic Co.	23,035	1,238,131
The Scotts Miracle-Gro Co. Class A (b)	7,494	344,050
Valvoline, Inc.	95,631	2,807,726
		103,076,173
Construction Materials - 0.1%
Eagle Materials, Inc.	16,821	2,057,377
Martin Marietta Materials, Inc.	2,972	998,533
Vulcan Materials Co.	35,018	5,732,447
		8,788,357
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA	25,671	113,979
Avery Dennison Corp.	27,146	4,602,604
Ball Corp.	66,612	3,289,967
Berry Global Group, Inc. (a)	32,647	1,544,856
Crown Holdings, Inc.	55,548	3,810,037
Graphic Packaging Holding Co.	127,778	2,933,783
Sealed Air Corp.	78,878	3,756,170
		20,051,396
Metals & Mining - 0.0%
MP Materials Corp. (a)(b)	49,070	1,474,063
Royal Gold, Inc.	2,307	219,073
Southern Copper Corp.	30,436	1,429,579
		3,122,715
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	4,166	236,004
TOTAL MATERIALS		135,274,645
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	193,067	40,001,552
Apartment Income (REIT) Corp.	6,797	261,209
Camden Property Trust (SBI)	4,719	545,280
Crown Castle International Corp.	234,064	31,191,369
Equinix, Inc.	37,155	21,046,078
Equity Lifestyle Properties, Inc.	59,011	3,774,344
Extra Space Storage, Inc.	8,526	1,512,853
Iron Mountain, Inc.	117,172	5,866,802
Lamar Advertising Co. Class A	41,187	3,798,677
Public Storage	67,302	20,846,795
SBA Communications Corp. Class A	13,192	3,560,521
Simon Property Group, Inc.	85,759	9,346,016
		141,751,496
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	84,760	6,012,874
Opendoor Technologies, Inc. (a)(b)	67,347	174,429
Zillow Group, Inc.:
Class A (a)	1,834	56,726
Class C (a)(b)	5,303	163,651
		6,407,680
TOTAL REAL ESTATE		148,159,176
UTILITIES - 0.0%
Gas Utilities - 0.0%
National Fuel Gas Co.	3,878	261,726
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	65,109	1,703,251
Vistra Corp.	128,562	2,953,069
		4,656,320
TOTAL UTILITIES		4,918,046
TOTAL COMMON STOCKS (Cost $8,272,100,183)		9,697,970,477

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (d) (Cost $1,994,556)	2,000,000	1,980,949

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (e)	906	906
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f)	71,740,691	71,747,865
TOTAL MONEY MARKET FUNDS (Cost $71,748,771)		71,748,771

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $8,345,843,510)	9,771,700,197
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(46,901,204)
NET ASSETS - 100.0%	9,724,798,993

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	65	Dec 2022	14,881,425	430,558	430,558
CME E-mini S&P 500 Index Contracts (United States)	23	Dec 2022	4,465,450	215,514	215,514

TOTAL FUTURES CONTRACTS					646,072
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $732,951.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	74,792,053	1,453,433,333	1,528,224,480	469,059	-	-	906	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	84,486,071	287,411,945	300,150,151	382,905	-	-	71,747,865	0.2%
Total	159,278,124	1,740,845,278	1,828,374,631	851,964	-	-	71,748,771

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	675,613,960	675,613,960	-	-
Consumer Discretionary	1,551,180,582	1,551,180,582	-	-
Consumer Staples	560,195,467	560,195,467	-	-
Energy	173,367,724	173,367,724	-	-
Financials	304,666,210	304,666,210	-	-
Health Care	1,233,689,632	1,233,689,632	-	-
Industrials	711,257,342	711,257,342	-	-
Information Technology	4,199,647,693	4,199,647,693	-	-
Materials	135,274,645	135,274,645	-	-
Real Estate	148,159,176	148,159,176	-	-
Utilities	4,918,046	4,918,046	-	-

U.S. Government and Government Agency Obligations	1,980,949	-	1,980,949	-

Money Market Funds	71,748,771	71,748,771	-	-
Total Investments in Securities:	9,771,700,197	9,769,719,248	1,980,949	-
Derivative Instruments:

Assets
Futures Contracts	646,072	646,072	-	-
Total Assets	646,072	646,072	-	-
Total Derivative Instruments:	646,072	646,072	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	646,072	0
Total Equity Risk	646,072	0
Total Value of Derivatives	646,072	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $69,877,397) - See accompanying schedule:
Unaffiliated issuers (cost $8,274,094,739)	$9,699,951,426
Fidelity Central Funds (cost $71,748,771)	71,748,771

Total Investment in Securities (cost $8,345,843,510)		$9,771,700,197
Cash		20,294,264
Receivable for fund shares sold		17,971,942
Dividends receivable		5,031,501
Distributions receivable from Fidelity Central Funds		130,515
Other receivables		385
Total assets		9,815,128,804
Liabilities
Payable for fund shares redeemed	$6,259,416
Accrued management fee	274,137
Notes payable to affiliates	11,907,000
Payable for daily variation margin on futures contracts	135,768
Other payables and accrued expenses	1
Collateral on securities loaned	71,753,489
Total Liabilities		90,329,811
Net Assets		$9,724,798,993
Net Assets consist of:
Paid in capital		$8,688,177,097
Total accumulated earnings (loss)		1,036,621,896
Net Assets		$9,724,798,993
Net Asset Value , offering price and redemption price per share ($9,724,798,993 ÷ 447,953,264 shares)		$21.71

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$46,726,987
Interest		14,366
Income from Fidelity Central Funds (including $382,905 from security lending)		851,964
Total Income		47,593,317
Expenses
Management fee	$1,581,306
Independent trustees' fees and expenses	16,203
Total expenses before reductions	1,597,509
Expense reductions	(1,327)
Total expenses after reductions		1,596,182
Net Investment income (loss)		45,997,135
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(375,443,348)
Futures contracts	(3,287,276)
Total net realized gain (loss)		(378,730,624)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(488,044,518)
Futures contracts	971,078
Total change in net unrealized appreciation (depreciation)		(487,073,440)
Net gain (loss)		(865,804,064)
Net increase (decrease) in net assets resulting from operations		$(819,806,929)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,997,135	$61,758,337
Net realized gain (loss)	(378,730,624)	148,789,594
Change in net unrealized appreciation (depreciation)	(487,073,440)	(859,218,165)
Net increase (decrease) in net assets resulting from operations	(819,806,929)	(648,670,234)
Distributions to shareholders	(15,125,997)	(215,358,076)
Share transactions
Proceeds from sales of shares	3,127,695,098	4,609,400,972
Reinvestment of distributions	13,137,819	195,646,382
Cost of shares redeemed	(1,301,954,551)	(2,341,538,817)
Net increase (decrease) in net assets resulting from share transactions	1,838,878,366	2,463,508,537
Total increase (decrease) in net assets	1,003,945,440	1,599,480,227

Net Assets
Beginning of period	8,720,853,553	7,121,373,326
End of period	$9,724,798,993	$8,720,853,553

Other Information
Shares
Sold	138,205,403	170,017,284
Issued in reinvestment of distributions	590,464	6,861,958
Redeemed	(58,775,075)	(86,833,277)
Net increase (decrease)	80,020,792	90,045,965

Financial Highlights
Fidelity® Large Cap Growth Index Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.70	$25.63	$17.27	$15.75	$13.62	$11.60
Income from Investment Operations
Net investment income (loss) A,B	.11	.19	.18	.20	.19	.18
Net realized and unrealized gain (loss)	(2.06)	(1.46)	8.60	1.50	2.13	2.00
Total from investment operations	(1.95)	(1.27)	8.78	1.70	2.32	2.18
Distributions from net investment income	(.04)	(.16)	(.18)	(.17)	(.15)	(.13)
Distributions from net realized gain	-	(.50)	(.24)	(.01)	(.04)	(.03)
Total distributions	(.04)	(.66)	(.42)	(.18)	(.19)	(.16)
Net asset value, end of period	$21.71	$23.70	$25.63	$17.27	$15.75	$13.62
Total Return C,D	(8.24)%	(5.39)%	51.34%	10.84%	17.34%	18.89%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.03% G,H	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.03% G,H	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03% G,H	.04%	.04%	.04%	.04%	.04%
Net investment income (loss)	1.01% H	.70%	.82%	1.20%	1.30%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$9,724,799	$8,720,854	$7,121,373	$4,042,492	$2,240,759	$141,224
Portfolio turnover rate I	24% H	14%	21%	15%	14%	24%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,186,265,466
Gross unrealized depreciation	(867,701,050)
Net unrealized appreciation (depreciation)	$1,318,564,416
Tax cost	$8,453,781,853

The Fund elected to defer to its next fiscal year approximately $17,642,825 of capital losses recognized during the period November 1, 2021 to April 30, 2022.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Index Fund	3,010,800,320	1,114,222,931
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2023.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Large Cap Growth Index Fund	Borrower	$11,907,000	3.32%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Growth Index Fund	$40,620	$22,896	$90,027
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,327.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Large Cap Growth Index Fund	.03%
Actual		$ 1,000	$ 917.60	$ .15
Hypothetical- B		$ 1,000	$ 1,025.05	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Growth Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity and Geode had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.
The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods. No performance peer group information was considered by the Board as Fidelity advised the Board that the peer group, which is created by a third-party provider, includes a number of actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparison of management fees and total expense ratios by broadening the competitive group used for such comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board considered that effective August 1, 2017, the fund's management fee rate was reduced from 0.05% to 0.035%. The Board considered that the chart below reflects the fund's lower management fee rate for 2017, as if the lower fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

At its September 2022 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2022) that reduced the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2021.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all expenses of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.035%. These contractual arrangements terminate on June 30, 2023 and may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.9879606.106
LC1-I-SANN-1222
Fidelity® Mid Cap Index Fund
Fidelity® Small Cap Index Fund

Semi-Annual Report
October 31, 2022

Contents

Fidelity® Mid Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Mid Cap Index Fund
Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

O'Reilly Automotive, Inc.	0.6
Devon Energy Corp.	0.5
Phillips 66 Co.	0.5
AutoZone, Inc.	0.5
DexCom, Inc.	0.5
Corteva, Inc.	0.5
Synopsys, Inc.	0.5
Amphenol Corp. Class A	0.5
Cheniere Energy, Inc.	0.5
Chipotle Mexican Grill, Inc.	0.4
5.0

Market Sectors (% of Fund's net assets)

Information Technology	15.8
Industrials	15.4
Financials	14.0
Consumer Discretionary	11.7
Health Care	10.4
Real Estate	7.5
Materials	6.1
Utilities	5.7
Energy	5.7
Consumer Staples	3.7
Communication Services	3.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.1%

Fidelity® Mid Cap Index Fund
Schedule of Investments October 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)(b)	635,805	14,890,553
Lumen Technologies, Inc. (b)	2,659,348	19,572,801
		34,463,354
Entertainment - 1.5%
AMC Entertainment Holdings, Inc. Class A (a)(b)	1,347,924	8,977,174
Electronic Arts, Inc.	712,662	89,766,906
Live Nation Entertainment, Inc. (a)	398,166	31,697,995
Madison Square Garden Sports Corp.	49,049	7,681,564
Playtika Holding Corp. (a)(b)	270,595	2,557,123
Roblox Corp. (a)(b)	1,134,606	50,762,272
Roku, Inc. Class A (a)	289,446	16,075,831
Spotify Technology SA (a)	345,774	27,862,469
Take-Two Interactive Software, Inc. (a)	420,700	49,844,536
Warner Bros Discovery, Inc. (a)	6,080,842	79,050,946
World Wrestling Entertainment, Inc. Class A (b)	110,901	8,748,980
		373,025,796
Interactive Media & Services - 0.5%
IAC, Inc. (a)	206,880	10,070,918
Match Group, Inc. (a)	723,102	31,238,006
Pinterest, Inc. Class A (a)	1,478,019	36,359,267
TripAdvisor, Inc. (a)(b)	270,078	6,379,242
Zoominfo Technologies, Inc. (a)	714,342	31,809,649
		115,857,082
Media - 1.5%
Altice U.S.A., Inc. Class A (a)	473,170	3,127,654
Cable One, Inc.	15,232	13,090,838
DISH Network Corp. Class A (a)	650,303	9,696,018
Fox Corp.:
Class A	765,151	22,089,909
Class B	380,867	10,359,582
Interpublic Group of Companies, Inc.	1,015,909	30,263,929
Liberty Broadband Corp.:
Class A (a)	46,676	3,982,396
Class C (a)	320,219	27,036,090
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	509,007	29,384,974
Liberty Media Class A (a)	63,914	3,324,806
Liberty SiriusXM Series A (a)(b)	199,028	8,446,748
Liberty SiriusXM Series C (a)	392,810	16,572,654
News Corp.:
Class A	978,180	16,501,897
Class B	334,466	5,729,403
Nexstar Broadcasting Group, Inc. Class A	96,170	16,473,921
Omnicom Group, Inc.	524,411	38,150,900
Paramount Global:
Class A (b)	37,068	781,393
Class B (b)	1,459,458	26,737,271
Sirius XM Holdings, Inc. (b)	1,789,050	10,805,862
The New York Times Co. Class A	427,200	12,371,712
The Trade Desk, Inc. (a)	1,131,476	60,239,782
		365,167,739
TOTAL COMMUNICATION SERVICES		888,513,971
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.5%
Aptiv PLC (a)	697,872	63,555,203
BorgWarner, Inc.	607,647	22,804,992
Gentex Corp.	600,303	15,902,026
Lear Corp.	154,120	21,377,985
QuantumScape Corp. Class A (a)(b)	667,605	5,561,150
		129,201,356
Automobiles - 0.4%
Harley-Davidson, Inc.	345,653	14,863,079
Lucid Group, Inc. Class A (a)(b)	1,375,250	19,652,323
Rivian Automotive, Inc.	1,339,711	46,849,694
Thor Industries, Inc. (b)	135,985	11,078,698
		92,443,794
Distributors - 0.5%
Genuine Parts Co.	356,232	63,359,424
LKQ Corp.	660,911	36,773,088
Pool Corp.	99,940	30,404,746
		130,537,258
Diversified Consumer Services - 0.3%
ADT, Inc. (b)	542,365	4,588,408
Bright Horizons Family Solutions, Inc. (a)	149,173	9,743,980
Grand Canyon Education, Inc. (a)	80,184	8,068,916
H&R Block, Inc.	409,506	16,851,172
Mister Car Wash, Inc. (a)(b)	212,931	1,880,181
Service Corp. International	396,573	24,036,290
		65,168,947
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	594,786	21,709,689
Boyd Gaming Corp.	200,654	11,589,775
Caesars Entertainment, Inc. (a)	532,498	23,286,138
Carnival Corp. (a)(b)	2,426,101	21,980,475
Chipotle Mexican Grill, Inc. (a)	71,606	107,289,418
Choice Hotels International, Inc.	86,269	11,201,167
Churchill Downs, Inc.	92,953	19,325,858
Darden Restaurants, Inc.	314,778	45,057,323
Domino's Pizza, Inc.	92,505	30,733,861
Draftkings Holdings, Inc. (a)(b)	805,440	12,725,952
Expedia, Inc. (a)	390,199	36,471,901
Hilton Worldwide Holdings, Inc.	695,207	94,033,699
Hyatt Hotels Corp. Class A (a)	127,504	12,012,152
Las Vegas Sands Corp. (a)	852,017	32,385,166
Marriott Vacations Worldwide Corp.	99,103	14,643,459
MGM Resorts International	846,354	30,104,812
Norwegian Cruise Line Holdings Ltd. (a)(b)	1,059,082	17,887,895
Penn Entertainment, Inc. (a)	411,071	13,606,450
Planet Fitness, Inc. (a)	217,887	14,267,241
Royal Caribbean Cruises Ltd. (a)(b)	569,976	30,425,319
Six Flags Entertainment Corp. (a)	204,959	4,570,586
Travel+Leisure Co.	211,071	8,016,477
Vail Resorts, Inc.	103,671	22,717,426
Wendy's Co.	436,959	9,080,008
Wyndham Hotels & Resorts, Inc.	228,431	17,344,766
Wynn Resorts Ltd. (a)	269,897	17,246,418
Yum! Brands, Inc.	735,058	86,920,609
		766,634,040
Household Durables - 1.3%
D.R. Horton, Inc.	819,279	62,986,170
Garmin Ltd.	396,594	34,916,136
Leggett & Platt, Inc.	341,839	11,537,066
Lennar Corp.:
Class A	644,213	51,987,989
Class B	38,810	2,531,188
Mohawk Industries, Inc. (a)	135,667	12,854,448
Newell Brands, Inc.	973,339	13,441,812
NVR, Inc. (a)	7,697	32,617,962
PulteGroup, Inc.	589,585	23,577,504
Tempur Sealy International, Inc.	434,758	11,690,643
Toll Brothers, Inc.	277,999	11,976,197
TopBuild Corp. (a)	83,433	14,195,291
Whirlpool Corp.	138,123	19,094,124
		303,406,530
Internet & Direct Marketing Retail - 0.5%
Doordash, Inc. (a)	623,604	27,145,482
eBay, Inc.	1,428,144	56,897,257
Etsy, Inc. (a)	327,917	30,794,685
Lyft, Inc. (a)	746,543	10,929,390
Wayfair LLC Class A (a)(b)	169,241	6,417,619
		132,184,433
Leisure Products - 0.3%
Brunswick Corp.	194,065	13,714,574
Hasbro, Inc.	342,059	22,319,350
Mattel, Inc. (a)	912,219	17,295,672
Peloton Interactive, Inc. Class A (a)(b)	640,854	5,383,174
Polaris, Inc.	147,586	14,994,738
YETI Holdings, Inc. (a)	211,241	6,776,611
		80,484,119
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	546,248	86,580,308
Kohl's Corp.	339,414	10,165,449
Macy's, Inc.	695,056	14,491,918
Nordstrom, Inc. (b)	290,297	5,904,641
Ollie's Bargain Outlet Holdings, Inc. (a)	161,012	9,016,672
		126,158,988
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	157,277	29,870,048
AutoNation, Inc. (a)(b)	97,608	10,376,706
AutoZone, Inc. (a)	50,017	126,687,059
Bath & Body Works, Inc.	590,756	19,719,435
Best Buy Co., Inc.	518,219	35,451,362
Burlington Stores, Inc. (a)	170,048	24,310,062
CarMax, Inc. (a)(b)	414,188	26,097,986
Carvana Co. Class A (a)(b)	213,845	2,893,323
Dick's Sporting Goods, Inc.	140,423	15,974,520
Five Below, Inc. (a)	141,409	20,695,207
Floor & Decor Holdings, Inc. Class A (a)	270,675	19,859,425
GameStop Corp. Class A (b)	692,470	19,603,826
Gap, Inc. (b)	549,276	6,190,341
Leslie's, Inc. (a)(b)	411,088	5,771,676
Lithia Motors, Inc. Class A (sub. vtg.)	69,772	13,825,322
O'Reilly Automotive, Inc. (a)	161,195	134,947,601
Penske Automotive Group, Inc.	68,300	7,623,646
Petco Health & Wellness Co., Inc. (a)(b)	212,826	2,241,058
RH (a)	51,384	13,047,939
Ross Stores, Inc.	888,423	85,013,197
Tractor Supply Co.	287,709	63,229,807
Ulta Beauty, Inc. (a)	132,210	55,444,908
Victoria's Secret & Co. (a)	213,621	8,032,150
Williams-Sonoma, Inc. (b)	176,406	21,844,355
		768,750,959
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	347,925	15,893,214
Carter's, Inc. (b)	98,671	6,696,801
Columbia Sportswear Co.	92,015	6,855,118
Deckers Outdoor Corp. (a)	68,048	23,812,037
Hanesbrands, Inc.	910,703	6,210,994
lululemon athletica, Inc. (a)	287,796	94,696,396
PVH Corp.	174,399	8,950,157
Ralph Lauren Corp.	110,056	10,201,091
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	345,180	11,884,547
Tapestry, Inc.	651,503	20,639,615
Under Armour, Inc.:
Class A (sub. vtg.) (a)	480,079	3,576,589
Class C (non-vtg.) (a)	545,279	3,577,030
VF Corp.	862,227	24,357,913
		237,351,502
TOTAL CONSUMER DISCRETIONARY		2,832,321,926
CONSUMER STAPLES - 3.7%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	24,538	9,159,790
Brown-Forman Corp.:
Class A	116,423	8,006,410
Class B (non-vtg.)	471,657	32,072,676
Molson Coors Beverage Co. Class B	443,192	22,350,173
		71,589,049
Food & Staples Retailing - 0.8%
Albertsons Companies, Inc.	433,766	8,896,541
BJ's Wholesale Club Holdings, Inc. (a)	345,301	26,726,297
Casey's General Stores, Inc.	94,950	22,095,815
Grocery Outlet Holding Corp. (a)	227,780	7,874,355
Kroger Co.	1,687,032	79,779,743
Performance Food Group Co. (a)	392,043	20,401,918
U.S. Foods Holding Corp. (a)	521,412	15,517,221
		181,291,890
Food Products - 2.2%
Bunge Ltd.	361,189	35,649,354
Campbell Soup Co.	498,267	26,363,307
Conagra Brands, Inc.	1,211,961	44,478,969
Darling Ingredients, Inc. (a)	412,627	32,382,967
Flowers Foods, Inc.	481,176	13,814,563
Freshpet, Inc. (a)(b)	118,273	6,972,193
Hormel Foods Corp.	733,058	34,050,544
Ingredion, Inc.	168,530	15,019,394
Kellogg Co.	647,484	49,739,721
Lamb Weston Holdings, Inc.	370,767	31,967,531
McCormick & Co., Inc. (non-vtg.)	645,581	50,768,490
Pilgrim's Pride Corp. (a)	120,867	2,785,984
Post Holdings, Inc. (a)	140,121	12,669,741
Seaboard Corp.	644	2,412,669
The Hershey Co.	374,520	89,424,140
The J.M. Smucker Co.	265,441	39,991,341
Tyson Foods, Inc. Class A	731,922	50,026,869
		538,517,777
Household Products - 0.4%
Church & Dwight Co., Inc.	625,575	46,373,875
Reynolds Consumer Products, Inc. (b)	138,006	4,214,703
Spectrum Brands Holdings, Inc.	105,340	4,860,388
The Clorox Co.	318,147	46,462,188
		101,911,154
Personal Products - 0.0%
Coty, Inc. Class A (a)	910,303	6,108,133
Olaplex Holdings, Inc. (b)	333,312	1,466,573
		7,574,706
TOTAL CONSUMER STAPLES		900,884,576
ENERGY - 5.7%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	2,451,396	67,805,613
Halliburton Co.	2,315,625	84,335,063
NOV, Inc.	992,099	22,223,018
		174,363,694
Oil, Gas & Consumable Fuels - 5.0%
Antero Midstream GP LP	862,607	9,186,765
Antero Resources Corp. (a)	745,485	27,329,480
APA Corp.	838,121	38,100,981
Cheniere Energy, Inc.	640,687	113,023,594
Chesapeake Energy Corp.	311,720	31,879,604
Continental Resources, Inc.	91,615	6,776,762
Coterra Energy, Inc.	2,018,710	62,842,442
Devon Energy Corp.	1,693,323	130,978,534
Diamondback Energy, Inc.	445,394	69,975,851
DT Midstream, Inc.	247,962	14,803,331
Enviva, Inc. (b)	79,539	4,759,614
EQT Corp.	949,190	39,714,110
Hess Corp.	724,654	102,234,186
HF Sinclair Corp.	374,275	22,894,402
Marathon Oil Corp.	1,739,114	52,956,021
New Fortress Energy, Inc.	124,217	6,840,630
ONEOK, Inc.	1,143,908	67,856,623
Ovintiv, Inc.	658,143	33,334,943
PDC Energy, Inc.	243,623	17,574,963
Phillips 66 Co.	1,237,749	129,084,843
Range Resources Corp.	660,508	18,811,268
Southwestern Energy Co. (a)	2,873,767	19,915,205
Targa Resources Corp.	583,144	39,869,555
Texas Pacific Land Corp. (b)	14,724	33,922,182
The Williams Companies, Inc.	3,132,521	102,527,412
		1,197,193,301
TOTAL ENERGY		1,371,556,995
FINANCIALS - 14.0%
Banks - 3.3%
Bank of Hawaii Corp.	100,501	7,633,051
Bank OZK	285,731	12,280,718
BOK Financial Corp.	74,694	8,230,532
Citizens Financial Group, Inc.	1,258,796	51,484,756
Comerica, Inc.	336,906	23,751,873
Commerce Bancshares, Inc.	278,367	19,719,518
Cullen/Frost Bankers, Inc.	149,252	23,141,523
East West Bancorp, Inc.	364,148	26,062,072
Fifth Third Bancorp	1,754,345	62,612,573
First Citizens Bancshares, Inc.	31,376	25,794,837
First Hawaiian, Inc.	324,614	8,303,626
First Horizon National Corp.	1,350,650	33,104,432
First Republic Bank	468,944	56,320,174
FNB Corp., Pennsylvania	886,878	12,815,387
Huntington Bancshares, Inc.	3,699,922	56,164,816
KeyCorp	2,399,810	42,884,605
M&T Bank Corp.	449,435	75,671,371
PacWest Bancorp	293,230	7,289,698
Pinnacle Financial Partners, Inc.	192,479	15,973,832
Popular, Inc.	187,896	13,288,005
Prosperity Bancshares, Inc.	222,527	15,926,257
Regions Financial Corp.	2,407,184	52,837,689
Signature Bank	160,283	25,409,664
SVB Financial Group (a)	151,676	35,031,089
Synovus Financial Corp.	371,159	14,790,686
Umpqua Holdings Corp.	552,351	10,980,738
Webster Financial Corp.	449,701	24,400,776
Western Alliance Bancorp.	273,447	18,367,435
Wintrust Financial Corp.	152,857	14,310,472
Zions Bancorp NA	384,387	19,965,061
		814,547,266
Capital Markets - 4.3%
Affiliated Managers Group, Inc.	98,133	12,184,193
Ameriprise Financial, Inc.	278,012	85,939,069
Ares Management Corp.	392,031	29,727,711
Bank of New York Mellon Corp.	1,890,821	79,622,472
Blue Owl Capital, Inc. Class A (b)	1,083,048	10,852,141
Carlyle Group LP	537,019	15,186,897
Cboe Global Markets, Inc.	271,882	33,849,309
Coinbase Global, Inc. (a)(b)	407,647	27,006,614
Evercore, Inc. Class A	94,069	9,886,652
FactSet Research Systems, Inc.	97,654	41,550,800
Franklin Resources, Inc.	735,618	17,250,242
Interactive Brokers Group, Inc.	239,596	19,203,619
Invesco Ltd.	972,460	14,898,087
Janus Henderson Group PLC	354,345	8,068,436
Jefferies Financial Group, Inc.	523,586	18,016,594
KKR & Co. LP	1,474,551	71,707,415
Lazard Ltd. Class A	230,963	8,709,615
LPL Financial	204,915	52,386,520
MarketAxess Holdings, Inc.	94,197	22,987,836
Morningstar, Inc.	64,082	14,878,559
MSCI, Inc.	203,103	95,226,873
NASDAQ, Inc.	883,166	54,968,252
Northern Trust Corp.	528,988	44,620,138
Raymond James Financial, Inc.	500,059	59,076,970
Robinhood Markets, Inc. (a)(b)	1,459,058	17,041,797
SEI Investments Co.	261,360	14,191,848
State Street Corp.	945,162	69,941,988
Stifel Financial Corp.	265,913	16,452,037
T. Rowe Price Group, Inc.	577,705	61,329,163
Tradeweb Markets, Inc. Class A	277,976	15,310,918
Virtu Financial, Inc. Class A	249,238	5,577,946
		1,047,650,711
Consumer Finance - 0.8%
Ally Financial, Inc.	797,553	21,980,561
Credit Acceptance Corp. (a)(b)	17,320	8,064,538
Discover Financial Services	701,571	73,286,107
OneMain Holdings, Inc.	320,280	12,349,997
SLM Corp.	641,866	10,648,557
SoFi Technologies, Inc. (a)(b)	2,089,313	11,365,863
Synchrony Financial	1,238,661	44,046,785
Upstart Holdings, Inc. (a)(b)	149,485	3,465,062
		185,207,470
Diversified Financial Services - 0.5%
Apollo Global Management, Inc.	1,186,295	65,673,291
Equitable Holdings, Inc.	958,090	29,336,716
Voya Financial, Inc. (b)	251,201	17,172,100
		112,182,107
Insurance - 4.8%
AFLAC, Inc.	1,607,750	104,680,603
Allstate Corp.	693,848	87,598,310
American Financial Group, Inc.	172,581	25,043,229
Arch Capital Group Ltd. (a)	908,287	52,226,503
Arthur J. Gallagher & Co.	535,307	100,145,234
Assurant, Inc.	137,636	18,699,227
Assured Guaranty Ltd.	153,605	9,091,880
Axis Capital Holdings Ltd.	200,534	10,963,194
Brighthouse Financial, Inc. (a)	181,175	10,339,657
Brown & Brown, Inc.	609,006	35,803,463
Cincinnati Financial Corp.	404,024	41,743,760
CNA Financial Corp.	69,328	2,890,978
Erie Indemnity Co. Class A	63,831	16,405,205
Everest Re Group Ltd.	100,361	32,382,480
Fidelity National Financial, Inc.	678,716	26,727,836
First American Financial Corp.	260,484	13,128,394
Globe Life, Inc.	229,320	26,491,046
Hanover Insurance Group, Inc.	90,801	13,301,438
Hartford Financial Services Group, Inc.	829,842	60,088,859
Kemper Corp.	165,587	7,893,532
Lincoln National Corp.	440,596	23,734,907
Loews Corp.	508,842	29,014,171
Markel Corp. (a)	34,417	41,510,344
Old Republic International Corp.	725,429	16,837,207
Primerica, Inc.	96,009	13,892,502
Principal Financial Group, Inc.	633,658	55,844,280
Prudential Financial, Inc.	967,004	101,719,151
Reinsurance Group of America, Inc.	171,705	25,269,825
RenaissanceRe Holdings Ltd.	111,999	17,324,005
Ryan Specialty Group Holdings, Inc. (a)(b)	211,230	9,473,666
Unum Group	514,075	23,436,679
W.R. Berkley Corp.	527,484	39,234,260
White Mountains Insurance Group Ltd.	7,268	10,292,578
Willis Towers Watson PLC	281,369	61,397,529
		1,164,625,932
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	1,506,646	12,384,630
Annaly Capital Management, Inc.	1,001,225	18,572,724
Rithm Capital Corp.	1,111,908	9,373,384
Starwood Property Trust, Inc.	765,676	15,818,866
		56,149,604
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	766,791	10,466,697
New York Community Bancorp, Inc.	1,189,145	11,070,940
Rocket Companies, Inc. (b)	337,982	2,332,076
TFS Financial Corp.	127,247	1,787,820
UWM Holdings Corp. Class A (b)	332,321	1,090,013
		26,747,546
TOTAL FINANCIALS		3,407,110,636
HEALTH CARE - 10.4%
Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (a)	311,015	64,460,969
Biogen, Inc. (a)	375,365	106,393,456
BioMarin Pharmaceutical, Inc. (a)	475,237	41,169,781
Exact Sciences Corp. (a)(b)	429,520	14,938,706
Exelixis, Inc. (a)	815,197	13,515,966
Horizon Therapeutics PLC (a)	579,321	36,103,285
Incyte Corp. (a)	469,246	34,883,748
Ionis Pharmaceuticals, Inc. (a)	364,286	16,101,441
Mirati Therapeutics, Inc. (a)	114,797	7,728,134
Natera, Inc. (a)	225,093	10,570,367
Neurocrine Biosciences, Inc. (a)	244,139	28,105,282
Novavax, Inc. (a)(b)	183,991	4,097,480
Repligen Corp. (a)	142,755	26,051,360
Sarepta Therapeutics, Inc. (a)	217,227	24,768,223
Seagen, Inc. (a)	350,284	44,542,113
Ultragenyx Pharmaceutical, Inc. (a)	175,298	7,092,557
United Therapeutics Corp. (a)	114,769	26,457,698
		506,980,566
Health Care Equipment & Supplies - 3.0%
Abiomed, Inc. (a)	115,282	29,060,287
Align Technology, Inc. (a)	202,601	39,365,374
Dentsply Sirona, Inc.	525,414	16,193,259
DexCom, Inc. (a)	1,008,887	121,853,372
Enovis Corp. (a)	131,894	6,522,158
Envista Holdings Corp. (a)	420,210	13,871,132
Globus Medical, Inc. (a)	197,031	13,201,077
Hologic, Inc. (a)	631,707	42,829,735
ICU Medical, Inc. (a)	52,340	7,767,779
IDEXX Laboratories, Inc. (a)	214,842	77,274,371
Insulet Corp. (a)	177,390	45,910,306
Integra LifeSciences Holdings Corp. (a)	187,263	9,409,966
Masimo Corp. (a)	123,087	16,198,249
Novocure Ltd. (a)(b)	266,731	18,847,212
Penumbra, Inc. (a)	92,336	15,832,854
QuidelOrtho Corp. (a)	122,305	10,985,435
ResMed, Inc.	371,527	83,106,875
STERIS PLC	257,125	44,374,633
Tandem Diabetes Care, Inc. (a)	168,387	9,454,930
Teleflex, Inc.	121,235	26,012,182
The Cooper Companies, Inc.	125,393	34,281,192
Zimmer Biomet Holdings, Inc.	539,365	61,137,023
		743,489,401
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	229,016	18,619,001
agilon health, Inc. (a)(b)	489,249	9,711,593
Amedisys, Inc. (a)	83,079	8,107,680
AmerisourceBergen Corp.	378,166	59,455,259
Cardinal Health, Inc.	701,054	53,209,999
Chemed Corp.	37,363	17,443,664
DaVita HealthCare Partners, Inc. (a)	145,218	10,602,366
Encompass Health Corp.	252,413	13,741,364
Enhabit Home Health & Hospice (a)	128,038	1,590,232
Guardant Health, Inc. (a)	252,748	12,511,026
Henry Schein, Inc. (a)	347,063	23,759,933
Laboratory Corp. of America Holdings	232,499	51,582,228
Molina Healthcare, Inc. (a)	147,234	52,836,393
Oak Street Health, Inc. (a)(b)	303,186	6,133,453
Premier, Inc.	299,199	10,436,061
Quest Diagnostics, Inc.	300,900	43,224,285
Signify Health, Inc. (a)	183,841	5,373,672
Tenet Healthcare Corp. (a)	275,507	12,221,491
Universal Health Services, Inc. Class B	164,104	19,014,730
		429,574,430
Health Care Technology - 0.3%
Certara, Inc. (a)	327,420	4,004,347
Definitive Healthcare Corp. (a)(b)	103,024	1,625,719
Doximity, Inc. (a)(b)	290,209	7,681,832
Teladoc Health, Inc. (a)(b)	344,702	10,216,967
Veeva Systems, Inc. Class A (a)	360,337	60,514,996
		84,043,861
Life Sciences Tools & Services - 2.5%
10X Genomics, Inc. (a)	204,646	5,562,278
Agilent Technologies, Inc.	771,733	106,769,261
Avantor, Inc. (a)	1,574,633	31,760,348
Azenta, Inc.	192,766	8,558,810
Bio-Rad Laboratories, Inc. Class A (a)	55,552	19,538,194
Bio-Techne Corp.	100,555	29,790,424
Bruker Corp.	280,389	17,339,256
Charles River Laboratories International, Inc. (a)	130,240	27,643,440
IQVIA Holdings, Inc. (a)	477,592	100,136,715
Maravai LifeSciences Holdings, Inc. (a)	284,506	4,722,800
Mettler-Toledo International, Inc. (a)	57,533	72,775,218
PerkinElmer, Inc.	325,039	43,418,710
QIAGEN NV (a)	581,793	25,342,903
Sotera Health Co. (a)	259,142	1,782,897
Syneos Health, Inc. (a)	265,035	13,352,463
Waters Corp. (a)	153,972	46,063,803
West Pharmaceutical Services, Inc.	190,825	43,908,833
		598,466,353
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	440,550	28,957,352
Elanco Animal Health, Inc. (a)	1,157,070	15,261,753
Jazz Pharmaceuticals PLC (a)	157,000	22,575,030
Organon & Co.	652,737	17,088,655
Perrigo Co. PLC	340,028	13,696,328
Royalty Pharma PLC	940,812	39,815,164
Viatris, Inc.	3,121,893	31,624,776
		169,019,058
TOTAL HEALTH CARE		2,531,573,669
INDUSTRIALS - 15.4%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. (a)	174,369	25,360,227
BWX Technologies, Inc.	233,425	13,300,557
Curtiss-Wright Corp.	97,848	16,421,830
HEICO Corp.	116,773	18,991,961
HEICO Corp. Class A	200,654	25,543,254
Hexcel Corp.	216,409	12,053,981
Howmet Aerospace, Inc.	965,840	34,335,612
Huntington Ingalls Industries, Inc.	100,804	25,913,684
Mercury Systems, Inc. (a)	146,927	7,111,267
Spirit AeroSystems Holdings, Inc. Class A	274,128	6,348,804
Textron, Inc.	543,980	37,229,991
TransDigm Group, Inc.	132,228	76,131,593
Woodward, Inc.	152,169	13,953,897
		312,696,658
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc. (b)	314,383	30,721,507
Expeditors International of Washington, Inc.	419,964	41,093,477
GXO Logistics, Inc. (a)	275,856	10,079,778
		81,894,762
Airlines - 0.8%
Alaska Air Group, Inc. (a)	314,955	14,002,899
American Airlines Group, Inc. (a)(b)	1,679,267	23,812,006
Copa Holdings SA Class A (a)(b)	72,909	5,484,944
Delta Air Lines, Inc. (a)	1,646,005	55,848,950
JetBlue Airways Corp. (a)	907,923	7,299,701
Southwest Airlines Co. (a)	1,517,309	55,154,182
United Airlines Holdings, Inc. (a)	841,964	36,271,809
		197,874,491
Building Products - 1.7%
A.O. Smith Corp.	325,495	17,830,616
Advanced Drain Systems, Inc.	164,971	19,116,839
Allegion PLC	225,131	23,586,975
Armstrong World Industries, Inc.	116,955	8,838,289
Builders FirstSource, Inc. (a)	396,377	24,440,606
Carlisle Companies, Inc.	131,887	31,494,616
Carrier Global Corp.	2,178,609	86,621,494
Fortune Brands Home & Security, Inc.	333,567	20,120,761
Hayward Holdings, Inc. (a)(b)	180,887	1,673,205
Lennox International, Inc.	82,192	19,197,585
Masco Corp.	578,685	26,775,755
Owens Corning	249,066	21,322,540
The AZEK Co., Inc. (a)	292,866	5,128,084
Trane Technologies PLC	599,716	95,732,665
Trex Co., Inc. (a)	285,279	13,719,067
		415,599,097
Commercial Services & Supplies - 1.4%
Cintas Corp.	222,515	95,136,288
Clean Harbors, Inc. (a)	131,327	16,082,304
Copart, Inc. (a)	548,941	63,139,194
Driven Brands Holdings, Inc. (a)	143,078	4,575,634
IAA, Inc. (a)	345,778	13,115,360
MSA Safety, Inc.	94,194	12,644,603
Republic Services, Inc.	529,065	70,164,600
Rollins, Inc.	593,697	24,982,770
Stericycle, Inc. (a)	231,743	10,331,103
Tetra Tech, Inc.	137,484	19,423,740
		329,595,596
Construction & Engineering - 0.6%
AECOM	336,487	25,330,741
MasTec, Inc. (a)	157,715	12,156,672
MDU Resources Group, Inc.	515,869	14,691,949
Quanta Services, Inc.	366,274	52,025,559
Valmont Industries, Inc.	53,734	17,152,967
Willscot Mobile Mini Holdings (a)	536,434	22,814,538
		144,172,426
Electrical Equipment - 1.3%
Acuity Brands, Inc.	84,031	15,425,571
AMETEK, Inc.	591,231	76,659,011
ChargePoint Holdings, Inc. Class A (a)(b)	657,897	9,197,400
Generac Holdings, Inc. (a)	161,180	18,682,374
Hubbell, Inc. Class B	137,623	32,682,710
nVent Electric PLC	422,313	15,414,425
Plug Power, Inc. (a)(b)	1,344,503	21,485,158
Regal Rexnord Corp.	172,347	21,808,789
Rockwell Automation, Inc.	299,398	76,436,309
Sensata Technologies, Inc. PLC	396,296	15,935,062
Sunrun, Inc. (a)	532,741	11,992,000
Vertiv Holdings Co.	785,906	11,246,315
		326,965,124
Machinery - 4.0%
AGCO Corp.	160,137	19,884,211
Allison Transmission Holdings, Inc.	246,595	10,418,639
Crane Holdings Co.	120,111	12,051,938
Cummins, Inc.	362,234	88,569,835
Donaldson Co., Inc.	313,484	18,009,656
Dover Corp.	370,404	48,408,099
ESAB Corp.	130,850	4,880,705
Flowserve Corp.	328,936	9,433,884
Fortive Corp.	923,040	58,982,256
Gates Industrial Corp. PLC (a)	276,438	3,082,284
Graco, Inc.	429,510	29,885,306
IDEX Corp.	195,173	43,388,910
Ingersoll Rand, Inc.	1,048,971	52,973,036
ITT, Inc.	215,628	16,471,823
Lincoln Electric Holdings, Inc.	143,022	20,309,124
Middleby Corp. (a)	138,198	19,328,372
Nordson Corp.	148,429	33,396,525
Oshkosh Corp.	170,490	15,003,120
Otis Worldwide Corp.	1,087,376	76,812,241
PACCAR, Inc.	876,024	84,825,404
Parker Hannifin Corp.	329,753	95,832,817
Pentair PLC	426,090	18,300,566
Snap-On, Inc.	134,626	29,893,703
Stanley Black & Decker, Inc.	381,664	29,956,807
Timken Co.	161,057	11,481,754
Toro Co.	267,981	28,253,237
Westinghouse Air Brake Tech Co.	465,717	43,442,082
Xylem, Inc.	461,718	47,293,775
		970,570,109
Marine - 0.0%
Kirby Corp. (a)	153,802	10,727,690
Professional Services - 1.9%
Booz Allen Hamilton Holding Corp. Class A	337,435	36,729,800
CACI International, Inc. Class A (a)	59,518	18,095,258
Clarivate Analytics PLC (a)	1,154,740	11,928,464
CoStar Group, Inc. (a)	1,012,209	83,729,928
Dun & Bradstreet Holdings, Inc.	586,432	7,535,651
Equifax, Inc.	313,729	53,189,615
FTI Consulting, Inc. (a)(b)	86,521	13,465,263
Jacobs Solutions, Inc.	329,287	37,940,448
KBR, Inc.	357,572	17,796,358
Leidos Holdings, Inc.	349,784	35,534,557
Manpower, Inc.	133,106	10,427,524
Robert Half International, Inc.	277,871	21,246,017
Science Applications International Corp.	142,886	15,480,269
TransUnion Holding Co., Inc.	498,640	29,554,393
Verisk Analytics, Inc.	399,742	73,084,830
		465,738,375
Road & Rail - 0.9%
AMERCO	23,013	13,236,847
Avis Budget Group, Inc. (a)	76,676	18,130,807
Hertz Global Holdings, Inc.	525,621	9,671,426
J.B. Hunt Transport Services, Inc.	214,928	36,767,733
Knight-Swift Transportation Holdings, Inc. Class A	402,828	19,347,829
Landstar System, Inc.	93,134	14,549,393
Old Dominion Freight Lines, Inc.	259,149	71,162,315
Ryder System, Inc.	127,079	10,231,130
Schneider National, Inc. Class B	137,266	3,052,796
XPO Logistics, Inc. (a)	265,595	13,741,885
		209,892,161
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	268,280	9,467,601
Core & Main, Inc. (a)(b)	182,505	4,303,468
Fastenal Co.	1,479,696	71,513,708
MSC Industrial Direct Co., Inc. Class A	117,425	9,743,927
SiteOne Landscape Supply, Inc. (a)(b)	115,530	13,386,461
United Rentals, Inc. (a)	179,994	56,825,906
Univar Solutions, Inc. (a)	421,541	10,740,865
W.W. Grainger, Inc.	116,957	68,343,823
Watsco, Inc.	84,859	22,993,395
WESCO International, Inc. (a)	115,178	15,868,073
		283,187,227
TOTAL INDUSTRIALS		3,748,913,716
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	633,514	76,566,502
Ciena Corp. (a)	384,867	18,435,129
F5, Inc. (a)	153,274	21,904,387
Juniper Networks, Inc.	821,985	25,152,741
Lumentum Holdings, Inc. (a)	178,037	13,254,855
Motorola Solutions, Inc.	423,014	105,630,826
Ubiquiti, Inc.	15,186	5,265,746
ViaSat, Inc. (a)(b)	185,921	7,615,324
		273,825,510
Electronic Equipment & Components - 2.4%
Amphenol Corp. Class A	1,503,748	114,029,211
Arrow Electronics, Inc. (a)	163,501	16,556,111
Avnet, Inc.	239,864	9,640,134
CDW Corp.	347,517	60,054,413
Cognex Corp.	448,882	20,751,815
Coherent Corp. (a)	331,916	11,155,697
Corning, Inc.	1,943,567	62,524,550
IPG Photonics Corp. (a)	78,814	6,751,207
Jabil, Inc.	345,327	22,187,260
Keysight Technologies, Inc. (a)	461,039	80,289,942
Littelfuse, Inc.	62,324	13,726,861
National Instruments Corp.	337,248	12,876,129
TD SYNNEX Corp.	109,144	9,987,767
Teledyne Technologies, Inc. (a)	119,182	47,432,052
Trimble, Inc. (a)	645,065	38,807,110
Vontier Corp.	405,737	7,749,577
Zebra Technologies Corp. Class A (a)	133,366	37,771,919
		572,291,755
IT Services - 3.6%
Affirm Holdings, Inc. (a)(b)	465,294	9,338,451
Akamai Technologies, Inc. (a)	403,963	35,682,052
Amdocs Ltd.	307,789	26,565,269
Broadridge Financial Solutions, Inc.	300,117	45,035,557
Cloudflare, Inc. (a)	721,187	40,617,252
Concentrix Corp.	111,244	13,597,354
DXC Technology Co. (a)	565,176	16,248,810
EPAM Systems, Inc. (a)	141,348	49,471,800
Euronet Worldwide, Inc. (a)	122,162	10,262,830
FleetCor Technologies, Inc. (a)	188,360	35,057,563
Gartner, Inc. (a)	197,509	59,631,917
Genpact Ltd.	462,651	22,438,574
Global Payments, Inc.	708,555	80,959,494
Globant SA (a)	105,479	19,901,778
GoDaddy, Inc. (a)	402,921	32,394,848
Jack Henry & Associates, Inc.	186,100	37,045,066
Kyndryl Holdings, Inc. (a)	531,543	5,140,021
MongoDB, Inc. Class A (a)	168,426	30,827,011
Okta, Inc. (a)	378,134	21,220,880
Paychex, Inc.	829,721	98,164,292
Shift4 Payments, Inc. (a)	131,837	6,060,547
SS&C Technologies Holdings, Inc.	575,450	29,589,639
Switch, Inc. Class A	372,075	12,669,154
The Western Union Co.	989,230	13,364,497
Thoughtworks Holding, Inc. (a)	227,987	2,190,955
Toast, Inc. (a)(b)	644,640	14,240,098
Twilio, Inc. Class A (a)	444,064	33,025,040
VeriSign, Inc. (a)	241,525	48,416,102
WEX, Inc. (a)	113,840	18,685,698
Wix.com Ltd. (a)	135,762	11,417,584
		879,260,133
Semiconductors & Semiconductor Equipment - 2.2%
Allegro MicroSystems LLC (a)	168,451	4,280,340
Cirrus Logic, Inc. (a)	141,843	9,520,502
Enphase Energy, Inc. (a)	336,927	103,436,589
Entegris, Inc.	383,082	30,393,726
First Solar, Inc. (a)	273,528	39,817,471
GlobalFoundries, Inc. (b)	163,353	9,262,115
Lattice Semiconductor Corp. (a)	351,492	17,050,877
Microchip Technology, Inc.	1,384,842	85,500,145
MKS Instruments, Inc.	148,015	12,159,432
Monolithic Power Systems, Inc.	117,100	39,749,595
onsemi (a)	1,117,444	68,644,585
Qorvo, Inc. (a)	265,509	22,855,015
Skyworks Solutions, Inc.	408,195	35,108,852
Teradyne, Inc.	404,107	32,874,104
Universal Display Corp.	112,452	10,707,679
Wolfspeed, Inc. (a)(b)	298,115	23,476,556
		544,837,583
Software - 5.5%
Alteryx, Inc. Class A (a)	154,884	7,547,497
ANSYS, Inc. (a)	224,425	49,633,833
AppLovin Corp. (a)(b)	574,422	9,742,197
Aspen Technology, Inc. (a)	69,129	16,691,197
Bentley Systems, Inc. Class B (b)	435,165	15,352,621
Bill.Com Holdings, Inc. (a)	252,275	33,643,394
Black Knight, Inc. (a)	396,454	23,973,573
Cadence Design Systems, Inc. (a)	702,221	106,309,237
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	435,956	4,067,469
Ceridian HCM Holding, Inc. (a)	354,630	23,472,960
Confluent, Inc. (a)(b)	327,665	8,807,635
Coupa Software, Inc. (a)	196,766	10,473,854
Crowdstrike Holdings, Inc. (a)	541,871	87,349,605
Datadog, Inc. Class A (a)	684,931	55,143,795
DocuSign, Inc. (a)	501,065	24,201,440
Dolby Laboratories, Inc. Class A	155,320	10,381,589
DoubleVerify Holdings, Inc. (a)	164,416	4,805,880
Dropbox, Inc. Class A (a)	704,784	15,329,052
Dynatrace, Inc. (a)	515,496	18,166,079
Elastic NV (a)	203,117	12,989,332
Fair Isaac Corp. (a)	63,132	30,230,127
Five9, Inc. (a)	179,430	10,812,452
Fortinet, Inc. (a)	1,661,555	94,974,484
Guidewire Software, Inc. (a)	218,621	12,988,274
HubSpot, Inc. (a)	117,796	34,933,582
Informatica, Inc. (b)	94,716	1,833,702
Jamf Holding Corp. (a)(b)	170,567	4,037,321
Manhattan Associates, Inc. (a)	161,814	19,687,909
nCino, Inc. (a)(b)	182,396	5,741,826
NCR Corp. (a)	329,827	7,012,122
New Relic, Inc. (a)	136,499	8,086,201
NortonLifeLock, Inc.	1,468,415	33,083,390
Nutanix, Inc. Class A (a)	555,811	15,229,221
Palantir Technologies, Inc. (a)	4,591,864	40,362,485
Paycom Software, Inc. (a)	132,158	45,726,668
Paycor HCM, Inc. (a)(b)	123,100	3,750,857
Paylocity Holding Corp. (a)	102,621	23,786,522
Pegasystems, Inc.	116,045	4,318,034
Procore Technologies, Inc. (a)(b)	182,339	9,966,650
PTC, Inc. (a)	271,027	31,935,111
RingCentral, Inc. (a)	177,304	6,297,838
SentinelOne, Inc. (a)(b)	486,206	11,104,945
Smartsheet, Inc. (a)	330,820	11,552,234
Splunk, Inc. (a)	415,711	34,549,741
Synopsys, Inc. (a)	392,520	114,831,726
Teradata Corp. (a)	264,240	8,347,342
Tyler Technologies, Inc. (a)	106,061	34,292,703
UiPath, Inc. Class A (a)	977,033	12,359,467
Unity Software, Inc. (a)(b)	514,041	15,164,210
Zendesk, Inc. (a)	313,124	24,013,480
Zoom Video Communications, Inc. Class A (a)	651,393	54,352,232
Zscaler, Inc. (a)(b)	215,083	33,144,290
		1,336,589,385
Technology Hardware, Storage & Peripherals - 1.0%
Dell Technologies, Inc.	664,175	25,504,320
Hewlett Packard Enterprise Co.	3,333,867	47,574,282
HP, Inc.	2,661,314	73,505,493
NetApp, Inc.	565,471	39,170,176
Pure Storage, Inc. Class A (a)	726,599	22,422,845
Western Digital Corp. (a)	809,311	27,816,019
		235,993,135
TOTAL INFORMATION TECHNOLOGY		3,842,797,501
MATERIALS - 6.1%
Chemicals - 3.3%
Albemarle Corp.	301,429	84,360,934
Ashland, Inc.	130,009	13,640,544
Axalta Coating Systems Ltd. (a)	571,675	13,331,461
Celanese Corp. Class A	279,693	26,884,091
CF Industries Holdings, Inc.	511,723	54,375,686
Corteva, Inc.	1,862,647	121,705,355
DuPont de Nemours, Inc.	1,292,070	73,906,404
Eastman Chemical Co.	315,770	24,254,294
Element Solutions, Inc.	589,334	10,136,545
FMC Corp.	323,863	38,507,311
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	2,281,338	6,228,053
Huntsman Corp.	490,687	13,130,784
International Flavors & Fragrances, Inc.	656,479	64,078,915
LyondellBasell Industries NV Class A	659,624	50,428,255
NewMarket Corp.	15,023	4,572,100
Olin Corp.	344,032	18,216,494
PPG Industries, Inc.	606,835	69,288,420
RPM International, Inc.	327,685	30,989,170
The Chemours Co. LLC	397,902	11,391,934
The Mosaic Co.	887,637	47,710,489
The Scotts Miracle-Gro Co. Class A (b)	112,041	5,143,802
Valvoline, Inc.	454,224	13,336,017
Westlake Corp.	84,467	8,163,736
		803,780,794
Construction Materials - 0.5%
Eagle Materials, Inc.	96,334	11,782,612
Martin Marietta Materials, Inc.	159,842	53,703,715
Vulcan Materials Co.	339,635	55,598,250
		121,084,577
Containers & Packaging - 1.3%
Amcor PLC	3,855,696	44,648,960
Aptargroup, Inc.	167,922	16,649,466
Ardagh Group SA	38,734	301,351
Ardagh Metal Packaging SA	397,103	1,763,137
Avery Dennison Corp.	209,582	35,534,628
Ball Corp.	795,847	39,306,883
Berry Global Group, Inc. (a)	322,719	15,271,063
Crown Holdings, Inc.	301,089	20,651,695
Graphic Packaging Holding Co.	786,952	18,068,418
International Paper Co.	932,045	31,326,032
Packaging Corp. of America	237,885	28,596,156
Sealed Air Corp.	375,364	17,874,834
Silgan Holdings, Inc.	213,712	10,121,400
Sonoco Products Co.	247,310	15,353,005
WestRock Co.	654,317	22,286,037
		317,753,065
Metals & Mining - 1.0%
Alcoa Corp.	465,516	18,169,089
Cleveland-Cliffs, Inc. (a)	1,318,332	17,125,133
MP Materials Corp. (a)(b)	235,260	7,067,210
Nucor Corp.	672,984	88,416,638
Reliance Steel & Aluminum Co.	153,771	30,981,781
Royal Gold, Inc.	168,523	16,002,944
SSR Mining, Inc. (b)	545,496	7,527,845
Steel Dynamics, Inc.	444,917	41,844,444
United States Steel Corp.	605,139	12,320,630
		239,455,714
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	187,219	10,605,956
TOTAL MATERIALS		1,492,680,106
REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 7.1%
Alexandria Real Estate Equities, Inc.	417,429	60,652,434
American Homes 4 Rent Class A	779,301	24,890,874
Americold Realty Trust	692,433	16,791,500
Apartment Income (REIT) Corp.	391,291	15,037,313
AvalonBay Communities, Inc.	359,119	62,888,919
Boston Properties, Inc.	404,646	29,417,764
Brixmor Property Group, Inc.	771,550	16,441,731
Camden Property Trust (SBI)	266,777	30,826,082
Cousins Properties, Inc.	391,158	9,293,914
CubeSmart	575,942	24,114,692
Douglas Emmett, Inc.	442,869	7,790,066
EastGroup Properties, Inc.	106,091	16,623,399
EPR Properties	191,733	7,400,894
Equity Lifestyle Properties, Inc.	456,501	29,197,804
Equity Residential (SBI)	950,992	59,931,516
Essex Property Trust, Inc.	167,303	37,181,419
Extra Space Storage, Inc.	340,703	60,454,340
Federal Realty Investment Trust (SBI)	207,537	20,542,012
First Industrial Realty Trust, Inc.	338,862	16,139,997
Gaming & Leisure Properties	626,185	31,384,392
Healthcare Trust of America, Inc.	979,225	19,907,644
Healthpeak Properties, Inc.	1,394,186	33,084,034
Highwoods Properties, Inc. (SBI)	270,044	7,623,342
Host Hotels & Resorts, Inc.	1,825,712	34,469,443
Hudson Pacific Properties, Inc.	372,998	4,117,898
Invitation Homes, Inc.	1,572,253	49,824,698
Iron Mountain, Inc.	743,460	37,225,042
JBG SMITH Properties	282,596	5,561,489
Kilroy Realty Corp.	302,213	12,916,584
Kimco Realty Corp.	1,558,570	33,322,227
Lamar Advertising Co. Class A	222,508	20,521,913
Life Storage, Inc.	216,804	23,980,690
Medical Properties Trust, Inc.	1,583,649	18,132,781
Mid-America Apartment Communities, Inc.	294,828	46,420,669
National Retail Properties, Inc.	447,448	18,806,239
National Storage Affiliates Trust	221,867	9,464,846
Omega Healthcare Investors, Inc.	603,867	19,190,893
Park Hotels & Resorts, Inc.	607,962	7,952,143
Rayonier, Inc.	373,310	12,580,547
Realty Income Corp.	1,589,138	98,955,623
Regency Centers Corp.	440,880	26,677,649
Rexford Industrial Realty, Inc.	442,084	24,438,404
SBA Communications Corp. Class A	274,560	74,103,744
Simon Property Group, Inc.	839,954	91,538,187
SL Green Realty Corp.	170,679	6,772,543
Spirit Realty Capital, Inc.	349,713	13,579,356
Store Capital Corp.	653,869	20,793,034
Sun Communities, Inc.	313,144	42,227,468
UDR, Inc.	835,036	33,201,031
Ventas, Inc.	1,028,616	40,249,744
VICI Properties, Inc.	2,471,171	79,126,895
Vornado Realty Trust	358,860	8,465,507
Welltower Op	1,194,256	72,897,386
Weyerhaeuser Co.	1,912,718	59,160,368
WP Carey, Inc.	490,080	37,393,104
		1,721,684,227
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	824,399	58,482,865
Howard Hughes Corp. (a)	96,221	5,903,158
Jones Lang LaSalle, Inc. (a)	123,122	19,587,479
Opendoor Technologies, Inc. (a)(b)	960,944	2,488,845
WeWork, Inc. (a)(b)	451,139	1,159,427
Zillow Group, Inc.:
Class A (a)	165,143	5,107,873
Class C (a)(b)	407,205	12,566,346
		105,295,993
TOTAL REAL ESTATE		1,826,980,220
UTILITIES - 5.7%
Electric Utilities - 2.8%
Alliant Energy Corp.	648,046	33,808,560
Avangrid, Inc. (b)	180,137	7,327,973
Constellation Energy Corp.	840,297	79,441,678
Edison International	969,838	58,229,074
Entergy Corp.	522,477	55,978,186
Evergy, Inc.	571,747	34,950,894
Eversource Energy	886,376	67,612,761
FirstEnergy Corp.	1,398,184	52,725,519
Hawaiian Electric Industries, Inc.	278,005	10,575,310
IDACORP, Inc.	127,901	13,391,235
NRG Energy, Inc.	605,962	26,904,713
OGE Energy Corp.	509,419	18,660,018
PG&E Corp. (a)(b)	3,996,983	59,674,956
Pinnacle West Capital Corp.	291,749	19,608,450
PPL Corp.	1,899,168	50,308,960
Xcel Energy, Inc.	1,404,965	91,477,271
		680,675,558
Gas Utilities - 0.3%
Atmos Energy Corp.	354,843	37,808,522
National Fuel Gas Co.	224,626	15,160,009
UGI Corp.	537,307	18,983,056
		71,951,587
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	326,157	10,120,652
The AES Corp.	1,718,288	44,950,414
Vistra Corp.	1,060,808	24,366,760
		79,437,826
Multi-Utilities - 1.9%
Ameren Corp.	660,666	53,857,492
CenterPoint Energy, Inc.	1,615,238	46,211,959
CMS Energy Corp.	746,998	42,616,236
Consolidated Edison, Inc.	909,962	80,040,258
DTE Energy Co.	496,799	55,696,136
NiSource, Inc.	1,053,410	27,062,103
Public Service Enterprise Group, Inc.	1,284,927	72,045,857
WEC Energy Group, Inc.	810,102	73,986,616
		451,516,657
Water Utilities - 0.4%
American Water Works Co., Inc.	468,197	68,047,752
Essential Utilities, Inc.	594,675	26,296,529
		94,344,281
TOTAL UTILITIES		1,377,925,909
TOTAL COMMON STOCKS (Cost $21,738,706,445)		24,221,259,225

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (d) (Cost $5,983,667)	6,000,000	5,942,846

Money Market Funds - 3.5%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (e)	109,559,377	109,581,289
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f)	743,682,490	743,756,858
TOTAL MONEY MARKET FUNDS (Cost $853,334,231)		853,338,147

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $22,598,024,343)	25,080,540,218
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(785,338,297)
NET ASSETS - 100.0%	24,295,201,921

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	329	Dec 2022	80,262,840	4,131,083	4,131,083

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,351,765.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	38,224,389	2,332,487,444	2,261,130,544	688,241	-	-	109,581,289	0.2%
Fidelity Securities Lending Cash Central Fund 3.10%	616,968,030	1,597,545,546	1,470,756,718	4,570,397	-	-	743,756,858	2.1%
Total	655,192,419	3,930,032,990	3,731,887,262	5,258,638	-	-	853,338,147

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	888,513,971	888,513,971	-	-
Consumer Discretionary	2,832,321,926	2,832,321,926	-	-
Consumer Staples	900,884,576	900,884,576	-	-
Energy	1,371,556,995	1,371,556,995	-	-
Financials	3,407,110,636	3,407,110,636	-	-
Health Care	2,531,573,669	2,531,573,669	-	-
Industrials	3,748,913,716	3,748,913,716	-	-
Information Technology	3,842,797,501	3,842,797,501	-	-
Materials	1,492,680,106	1,492,680,106	-	-
Real Estate	1,826,980,220	1,826,980,220	-	-
Utilities	1,377,925,909	1,377,925,909	-	-

U.S. Government and Government Agency Obligations	5,942,846	-	5,942,846	-

Money Market Funds	853,338,147	853,338,147	-	-
Total Investments in Securities:	25,080,540,218	25,074,597,372	5,942,846	-
Derivative Instruments:

Assets
Futures Contracts	4,131,083	4,131,083	-	-
Total Assets	4,131,083	4,131,083	-	-
Total Derivative Instruments:	4,131,083	4,131,083	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,131,083	0
Total Equity Risk	4,131,083	0
Total Value of Derivatives	4,131,083	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Mid Cap Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $720,087,236) - See accompanying schedule:
Unaffiliated issuers (cost $21,744,690,112)	$24,227,202,071
Fidelity Central Funds (cost $853,334,231)	853,338,147

Total Investment in Securities (cost $22,598,024,343)		$25,080,540,218
Receivable for fund shares sold		19,601,705
Dividends receivable		12,592,541
Distributions receivable from Fidelity Central Funds		693,657
Receivable for daily variation margin on futures contracts		28,587
Other receivables		157,785
Total assets		25,113,614,493
Liabilities
Payable to custodian bank	$43
Payable for investments purchased	5,400,467
Payable for fund shares redeemed	22,512,316
Accrued management fee	481,096
Notes payable to affiliates	46,186,000
Other payables and accrued expenses	89,719
Collateral on securities loaned	743,742,931
Total Liabilities		818,412,572
Net Assets		$24,295,201,921
Net Assets consist of:
Paid in capital		$21,631,551,794
Total accumulated earnings (loss)		2,663,650,127
Net Assets		$24,295,201,921
Net Asset Value , offering price and redemption price per share ($24,295,201,921 ÷ 928,172,827 shares)		$26.18

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$209,230,125
Interest		35,770
Income from Fidelity Central Funds (including $4,570,397 from security lending)		5,258,638
Total Income		214,524,533
Expenses
Management fee	$2,934,347
Independent trustees' fees and expenses	43,329
Total expenses before reductions	2,977,676
Expense reductions	(1,297)
Total expenses after reductions		2,976,379
Net Investment income (loss)		211,548,154
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	209,691,850
Futures contracts	(6,625,892)
Total net realized gain (loss)		203,065,958
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,708,578,422)
Futures contracts	4,710,654
Total change in net unrealized appreciation (depreciation)		(1,703,867,768)
Net gain (loss)		(1,500,801,810)
Net increase (decrease) in net assets resulting from operations		$(1,289,253,656)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$211,548,154	$299,870,824
Net realized gain (loss)	203,065,958	786,458,220
Change in net unrealized appreciation (depreciation)	(1,703,867,768)	(2,784,963,059)
Net increase (decrease) in net assets resulting from operations	(1,289,253,656)	(1,698,634,015)
Distributions to shareholders	(185,802,445)	(825,817,779)
Share transactions
Proceeds from sales of shares	3,672,980,241	10,013,360,284
Reinvestment of distributions	175,388,595	777,046,785
Cost of shares redeemed	(2,684,623,165)	(5,613,571,542)
Net increase (decrease) in net assets resulting from share transactions	1,163,745,671	5,176,835,527
Total increase (decrease) in net assets	(311,310,430)	2,652,383,733

Net Assets
Beginning of period	24,606,512,351	21,954,128,618
End of period	$24,295,201,921	$24,606,512,351

Other Information
Shares
Sold	140,674,920	325,804,124
Issued in reinvestment of distributions	6,808,564	25,155,474
Redeemed	(102,916,404)	(182,488,538)
Net increase (decrease)	44,567,080	168,471,060

Financial Highlights
Fidelity® Mid Cap Index Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$27.85	$30.70	$19.71	$22.53	$20.85	$19.25
Income from Investment Operations
Net investment income (loss) A,B	.23	.38	.34	.40	.36	.34
Net realized and unrealized gain (loss)	(1.70)	(2.16)	11.28	(2.54)	1.80	1.79
Total from investment operations	(1.47)	(1.78)	11.62	(2.14)	2.16	2.13
Distributions from net investment income	(.08)	(.35)	(.37)	(.34)	(.34)	(.28)
Distributions from net realized gain	(.12)	(.72)	(.26)	(.34)	(.14)	(.25)
Total distributions	(.20)	(1.07)	(.63)	(.68)	(.48)	(.53)
Net asset value, end of period	$26.18	$27.85	$30.70	$19.71	$22.53	$20.85
Total Return C,D	(5.26)%	(6.13)%	59.59%	(9.99)%	10.68%	11.13%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.02% G,H	.03%	.03%	.03%	.03%	.04%
Expenses net of fee waivers, if any	.02% G,H	.03%	.03%	.03%	.03%	.04%
Expenses net of all reductions	.02% G,H	.03%	.03%	.03%	.03%	.04%
Net investment income (loss)	1.77% G	1.24%	1.35%	1.82%	1.71%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$24,295,202	$24,606,512	$21,954,129	$11,955,404	$9,705,989	$393,979
Portfolio turnover rate I	17% G,J	12% J	14% J	14%	12%	10% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Small Cap Index Fund
Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Shockwave Medical, Inc.	0.4
Chart Industries, Inc.	0.3
Matador Resources Co.	0.3
RBC Bearings, Inc.	0.3
Murphy Oil Corp.	0.3
EMCOR Group, Inc.	0.3
Kinsale Capital Group, Inc.	0.3
Southstate Corp.	0.3
Murphy U.S.A., Inc.	0.3
Texas Roadhouse, Inc. Class A	0.3
3.1

Market Sectors (% of Fund's net assets)

Financials	17.5
Health Care	16.7
Industrials	15.1
Information Technology	12.6
Consumer Discretionary	10.4
Energy	6.9
Real Estate	6.3
Materials	4.1
Consumer Staples	3.5
Utilities	3.3
Communication Services	2.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 5.2%

Fidelity® Small Cap Index Fund
Schedule of Investments October 31, 2022 (Unaudited)
Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)(b)	149,481	5,732,596
ATN International, Inc. (b)	88,576	3,819,397
Bandwidth, Inc. (a)	187,552	2,226,242
Charge Enterprises, Inc. (a)(b)	1,005,663	2,232,572
Cogent Communications Group, Inc. (b)	339,729	17,839,170
Consolidated Communications Holdings, Inc. (a)(b)	584,315	3,020,909
EchoStar Holding Corp. Class A (a)(b)	270,951	5,112,845
Globalstar, Inc. (a)(b)	5,415,632	11,751,921
IDT Corp. Class B (a)	120,643	3,143,957
Iridium Communications, Inc. (a)	1,005,714	51,824,442
Liberty Latin America Ltd.:
Class A (a)	83,757	651,629
Class C (a)	1,399,807	10,904,497
Ooma, Inc. (a)	182,642	2,964,280
Radius Global Infrastructure, Inc. (a)(b)	613,684	5,737,945
Starry Group Holdings, Inc. Class A (a)(b)	178,235	39,390
		127,001,792
Entertainment - 0.2%
Cinemark Holdings, Inc. (a)(b)	852,973	9,050,044
IMAX Corp. (a)	372,409	4,740,767
Lions Gate Entertainment Corp.:
Class A (a)(b)	621,887	5,012,409
Class B (a)(b)	742,924	5,638,793
Madison Square Garden Entertainment Corp. (a)(b)	203,318	9,968,682
Marcus Corp. (b)	182,731	2,748,274
Playstudios, Inc. Class A (a)(b)	606,401	2,734,869
Reservoir Media, Inc. (a)(b)	151,457	878,451
Skillz, Inc. (a)(b)	2,489,257	2,563,935
		43,336,224
Interactive Media & Services - 0.7%
Bumble, Inc. (a)(b)	682,031	17,323,587
CarGurus, Inc. Class A (a)(b)	808,762	11,775,575
Cars.com, Inc. (a)(b)	531,948	7,383,438
DHI Group, Inc. (a)	323,438	2,070,003
Eventbrite, Inc. (a)(b)	610,725	4,012,463
EverQuote, Inc. Class A (a)(b)	157,646	960,064
fuboTV, Inc. (a)(b)	1,414,525	5,177,162
MediaAlpha, Inc. Class A (a)(b)	189,364	2,079,217
Outbrain, Inc. (a)(b)	310,378	1,328,418
QuinStreet, Inc. (a)(b)	412,957	4,711,839
Shutterstock, Inc. (b)	194,028	9,707,221
The Arena Group Holdings, Inc. (b)	84,668	1,193,819
TrueCar, Inc. (a)	683,352	1,230,034
Vimeo, Inc. (a)	1,139,913	4,331,669
Vinco Ventures, Inc. (a)(b)	1,798,111	1,639,158
Wejo Group Ltd. (a)(b)	176,587	190,714
Yelp, Inc. (a)(b)	542,216	20,826,517
Ziff Davis, Inc. (a)	360,808	27,922,931
ZipRecruiter, Inc. (a)(b)	634,218	10,635,836
		134,499,665
Media - 0.9%
AdTheorent Holding Co., Inc. Class A (a)(b)	284,797	603,770
Advantage Solutions, Inc. Class A (a)(b)	664,558	2,246,206
AMC Networks, Inc. Class A (a)	238,828	5,376,018
Audacy, Inc. Class A (a)(b)	900,617	311,253
Boston Omaha Corp. (a)(b)	169,505	4,724,104
Cardlytics, Inc. (a)(b)	256,480	2,418,606
Clear Channel Outdoor Holdings, Inc. (a)	2,922,294	4,178,880
Cumulus Media, Inc. (a)(b)	131,936	972,368
Daily Journal Corp. (a)(b)	9,070	2,433,028
E.W. Scripps Co. Class A (a)(b)	467,574	6,634,875
Entravision Communication Corp. Class A (b)	459,491	2,150,418
Gambling.com Group Ltd. (a)(b)	65,868	551,974
Gannett Co., Inc. (a)(b)	1,100,347	1,595,503
Gray Television, Inc.	650,080	9,198,632
iHeartMedia, Inc. (a)(b)	952,317	7,885,185
Innovid Corp. (a)(b)	612,754	2,291,700
Integral Ad Science Holding Corp. (a)(b)	313,055	2,635,923
John Wiley & Sons, Inc. Class A	339,643	14,329,538
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	37,695	1,202,094
Liberty Braves Class C (a)(b)	337,822	10,526,534
Loyalty Ventures, Inc. (a)	160,696	189,621
Magnite, Inc. (a)(b)	1,043,895	7,609,995
PubMatic, Inc. (a)(b)	341,967	5,950,226
Scholastic Corp.	235,998	9,000,964
Sinclair Broadcast Group, Inc. Class A (b)	320,916	5,715,514
Stagwell, Inc. (a)(b)	623,364	4,731,333
TechTarget, Inc. (a)(b)	217,811	14,059,700
TEGNA, Inc.	1,749,526	36,530,103
Thryv Holdings, Inc. (a)(b)	199,563	4,083,059
Urban One, Inc.:
Class A (a)	117,834	710,539
Class D (non-vtg.) (a)	17,391	86,433
WideOpenWest, Inc. (a)(b)	424,447	5,819,168
		176,753,264
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	394,852	5,614,795
KORE Group Holdings, Inc. (a)(b)	261,381	799,826
Shenandoah Telecommunications Co.	384,122	8,704,205
Telephone & Data Systems, Inc. (b)	793,512	13,489,704
U.S. Cellular Corp. (a)(b)	117,406	3,659,545
		32,268,075
TOTAL COMMUNICATION SERVICES		513,859,020
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 1.4%
Adient PLC (a)(b)	748,062	26,167,209
American Axle & Manufacturing Holdings, Inc. (a)(b)	885,807	8,583,470
Dana, Inc.	1,011,697	16,146,684
Dorman Products, Inc. (a)	208,537	17,020,790
Fox Factory Holding Corp. (a)	335,536	29,476,838
Gentherm, Inc. (a)	260,926	15,243,297
Holley, Inc. (a)(b)	406,715	1,618,726
LCI Industries (b)	196,736	20,875,657
Luminar Technologies, Inc. (a)(b)	1,946,301	15,745,575
Modine Manufacturing Co. (a)	389,861	6,986,309
Motorcar Parts of America, Inc. (a)(b)	140,703	2,673,357
Patrick Industries, Inc. (b)	174,855	7,992,622
Solid Power, Inc. (a)(b)	1,033,944	5,800,426
Standard Motor Products, Inc.	160,157	6,074,755
Stoneridge, Inc. (a)(b)	200,731	4,189,256
Tenneco, Inc. (a)	642,879	12,664,716
The Goodyear Tire & Rubber Co. (a)	2,204,700	27,999,690
Visteon Corp. (a)	218,960	28,567,711
XPEL, Inc. (a)(b)	170,369	11,787,831
		265,614,919
Automobiles - 0.2%
Canoo, Inc. (a)(b)	1,124,185	1,540,133
Cenntro Electric Group Ltd. (a)(b)	1,460,555	1,489,766
Faraday Future Intelligent Electric, Inc. (a)(b)	802,258	433,300
Fisker, Inc. (a)(b)	1,287,533	10,493,394
Lordstown Motors Corp. Class A (a)(b)	1,317,274	2,384,266
Mullen Automotive, Inc. (a)(b)	2,616,642	1,246,568
Winnebago Industries, Inc. (b)	246,553	14,716,749
Workhorse Group, Inc. (a)(b)	1,231,522	3,325,109
		35,629,285
Distributors - 0.0%
Funko, Inc. (a)(b)	252,676	5,217,759
Weyco Group, Inc.	40,760	1,052,831
		6,270,590
Diversified Consumer Services - 1.0%
2U, Inc. (a)(b)	594,145	3,677,758
Adtalem Global Education, Inc. (a)	353,874	14,756,546
American Public Education, Inc. (a)	150,347	1,925,945
Carriage Services, Inc.	105,992	2,587,265
Chegg, Inc. (a)	985,157	21,249,836
Coursera, Inc. (a)(b)	909,145	11,718,879
Duolingo, Inc. (a)(b)	186,458	15,259,723
European Wax Center, Inc. (b)	197,351	2,837,907
Frontdoor, Inc. (a)(b)	650,668	14,353,736
Graham Holdings Co. (b)	29,141	18,180,196
Laureate Education, Inc. Class A	849,174	10,733,559
Nerdy, Inc. Class A (a)(b)	436,187	1,059,934
OneSpaWorld Holdings Ltd. (a)(b)	526,318	4,773,704
Perdoceo Education Corp. (a)(b)	531,794	6,078,405
PowerSchool Holdings, Inc. (a)(b)	365,390	7,307,800
Rover Group, Inc. Class A (a)(b)	728,736	3,199,151
StoneMor, Inc. (a)(b)	242,953	847,906
Strategic Education, Inc. (b)	179,404	12,378,876
Stride, Inc. (a)(b)	321,026	10,757,581
The Beachbody Co., Inc. (a)(b)	793,786	801,724
Udemy, Inc.	572,229	8,325,932
Universal Technical Institute, Inc. (a)	252,460	1,741,974
Vivint Smart Home, Inc. Class A (a)(b)	753,996	5,768,069
WW International, Inc. (a)(b)	436,732	1,974,029
		182,296,435
Hotels, Restaurants & Leisure - 2.5%
Accel Entertainment, Inc. (a)(b)	463,170	4,548,329
Bally's Corp. (a)	287,289	6,475,494
Biglari Holdings, Inc. Class B (a)(b)	5,786	798,179
BJ's Restaurants, Inc. (a)(b)	178,256	5,855,710
Bloomin' Brands, Inc. (b)	692,185	16,619,362
Bluegreen Vacations Holding Corp. Class A	92,018	1,592,832
Bowlero Corp. Class A (a)(b)	320,417	4,665,272
Brinker International, Inc. (a)(b)	343,297	11,462,687
Century Casinos, Inc. (a)(b)	210,927	1,676,870
Chuy's Holdings, Inc. (a)(b)	151,719	4,445,367
Cracker Barrel Old Country Store, Inc. (b)	179,561	20,509,457
Dave & Buster's Entertainment, Inc. (a)(b)	337,058	13,431,761
Denny's Corp. (a)	442,069	5,008,642
Dine Brands Global, Inc. (b)	116,929	8,429,412
El Pollo Loco Holdings, Inc. (b)	155,531	1,561,531
Everi Holdings, Inc. (a)	677,502	12,858,988
F45 Training Holdings, Inc. (a)(b)	290,932	971,713
First Watch Restaurant Group, Inc.	88,319	1,505,839
Full House Resorts, Inc. (a)	254,551	1,784,403
Golden Entertainment, Inc. (a)(b)	158,548	6,693,897
Hilton Grand Vacations, Inc. (a)	692,390	27,169,384
Inspirato, Inc. (a)(b)	95,680	204,755
Inspired Entertainment, Inc. (a)	170,581	1,746,749
International Game Technology PLC (b)	776,883	15,576,504
Jack in the Box, Inc. (b)	166,873	14,723,205
Krispy Kreme, Inc. (b)	565,676	8,117,451
Kura Sushi U.S.A., Inc. Class A (a)(b)	36,499	2,884,516
Life Time Group Holdings, Inc. (b)	333,308	3,496,401
Light & Wonder, Inc. Class A (a)	744,991	41,823,795
Lindblad Expeditions Holdings (a)(b)	269,556	2,261,575
Monarch Casino & Resort, Inc. (a)	105,819	8,403,087
NeoGames SA (a)(b)	105,307	1,811,280
Noodles & Co. (a)	318,034	1,850,958
Papa John's International, Inc.	256,850	18,655,016
Portillo's, Inc. (b)	186,045	3,988,805
RCI Hospitality Holdings, Inc. (b)	68,818	5,810,304
Red Rock Resorts, Inc. (b)	396,473	16,513,100
Rush Street Interactive, Inc. (a)(b)	495,009	2,054,287
Ruth's Hospitality Group, Inc. (b)	252,556	5,248,114
SeaWorld Entertainment, Inc. (a)(b)	331,454	19,277,365
Shake Shack, Inc. Class A (a)(b)	295,797	16,437,439
Sonder Holdings, Inc. (a)(b)	1,507,267	3,300,915
Sweetgreen, Inc. Class A (b)	693,686	12,902,560
Target Hospitality Corp. (a)(b)	232,804	2,833,225
Texas Roadhouse, Inc. Class A	528,542	52,299,231
The Cheesecake Factory, Inc. (b)	388,124	13,898,720
The ONE Group Hospitality, Inc. (a)(b)	161,260	1,206,225
Vacasa, Inc. Class A (a)(b)	891,140	3,252,661
Wingstop, Inc. (b)	236,603	37,475,549
Xponential Fitness, Inc. (a)(b)	138,404	2,678,117
		478,797,038
Household Durables - 1.5%
Aterian, Inc. (a)(b)	513,720	565,092
Beazer Homes U.S.A., Inc. (a)	235,400	2,662,374
Cavco Industries, Inc. (a)	70,513	15,983,182
Century Communities, Inc.	227,926	10,144,986
Dream Finders Homes, Inc. (a)(b)	171,941	1,908,545
Ethan Allen Interiors, Inc.	177,289	4,536,826
GoPro, Inc. Class A (a)(b)	1,020,809	5,563,409
Green Brick Partners, Inc. (a)(b)	218,841	5,061,792
Helen of Troy Ltd. (a)	187,501	17,741,345
Hovnanian Enterprises, Inc. Class A (a)	40,653	1,639,535
Installed Building Products, Inc.	188,540	16,214,440
iRobot Corp. (a)(b)	210,552	11,896,188
KB Home	618,389	17,821,971
La-Z-Boy, Inc. (b)	340,290	8,428,983
Landsea Homes Corp. (a)(b)	82,684	401,844
Legacy Housing Corp. (a)	57,833	1,073,380
LGI Homes, Inc. (a)(b)	162,271	14,937,046
Lifetime Brands, Inc.	91,088	780,169
Lovesac (a)(b)	112,038	2,727,005
M.D.C. Holdings, Inc.	454,794	13,853,025
M/I Homes, Inc. (a)	212,315	8,808,949
Meritage Homes Corp. (a)	287,077	21,863,784
Purple Innovation, Inc. (a)(b)	433,503	1,525,931
Skyline Champion Corp. (a)(b)	422,218	24,577,310
Snap One Holdings Corp. (a)(b)	137,026	1,633,350
Sonos, Inc. (a)(b)	1,005,665	16,211,320
Taylor Morrison Home Corp. (a)	864,128	22,761,132
Traeger, Inc. (a)(b)	262,025	1,087,404
TRI Pointe Homes, Inc. (a)	791,979	13,265,648
Tupperware Brands Corp. (a)(b)	351,521	2,717,257
Universal Electronics, Inc. (a)	89,522	1,827,144
Vizio Holding Corp. (a)(b)	538,394	6,030,013
Vuzix Corp. (a)(b)	468,466	2,342,330
Weber, Inc. (b)	215,265	1,433,665
		280,026,374
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)(b)	216,715	1,579,852
1stDibs.com, Inc. (a)(b)	176,298	1,193,537
a.k.a. Brands Holding Corp. (a)(b)	61,208	124,864
BARK, Inc. (a)(b)	950,746	1,739,865
Boxed, Inc. Class A (a)(b)	455,666	227,787
CarParts.com, Inc. (a)(b)	408,075	1,909,791
ContextLogic, Inc. (a)(b)	4,509,272	3,530,760
Duluth Holdings, Inc. (a)(b)	95,906	834,382
Groupon, Inc. (a)(b)	174,336	1,284,856
Lands' End, Inc. (a)(b)	124,832	1,308,239
Liquidity Services, Inc. (a)(b)	194,869	3,347,849
Lulu's Fashion Lounge Holdings, Inc. (b)	131,578	823,678
Overstock.com, Inc. (a)(b)	338,690	7,874,543
PetMed Express, Inc.	157,972	3,367,963
Porch Group, Inc. Class A (a)(b)	638,753	868,704
Poshmark, Inc. (a)	361,897	6,463,480
Quotient Technology, Inc. (a)(b)	714,693	1,758,145
Qurate Retail, Inc. Series A (b)	2,759,120	6,456,341
Rent the Runway, Inc. Class A (b)	379,325	739,684
Revolve Group, Inc. (a)(b)	323,993	7,775,832
RumbleON, Inc. Class B (a)(b)	82,337	1,347,857
Stitch Fix, Inc. (a)(b)	641,605	2,566,420
The RealReal, Inc. (a)(b)	679,724	1,148,734
thredUP, Inc. (a)(b)	470,801	579,085
Vivid Seats, Inc. Class A (b)	207,461	1,701,180
Xometry, Inc. (a)(b)	266,877	16,028,633
		76,582,061
Leisure Products - 0.4%
Acushnet Holdings Corp. (b)	266,194	12,396,655
AMMO, Inc. (a)(b)	713,906	2,320,195
Clarus Corp.	229,134	2,774,813
Johnson Outdoors, Inc. Class A	42,395	2,230,825
Latham Group, Inc. (a)(b)	348,982	1,542,500
Malibu Boats, Inc. Class A (a)(b)	161,356	8,535,732
Marine Products Corp.	59,392	593,920
MasterCraft Boat Holdings, Inc. (a)(b)	142,373	3,098,036
Smith & Wesson Brands, Inc. (b)	360,082	4,065,326
Solo Brands, Inc. Class A (b)	178,195	735,945
Sturm, Ruger & Co., Inc. (b)	135,877	7,626,776
Topgolf Callaway Brands Corp. (a)(b)	1,100,849	20,607,893
Vista Outdoor, Inc. (a)(b)	441,124	12,810,241
		79,338,857
Multiline Retail - 0.1%
Big Lots, Inc. (b)	224,908	4,244,014
Dillard's, Inc. Class A (b)	32,276	10,612,026
Franchise Group, Inc. (b)	219,450	6,660,308
		21,516,348
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	392,975	6,908,501
Academy Sports & Outdoors, Inc. (b)	653,186	28,759,780
America's Car Mart, Inc. (a)(b)	47,871	3,272,462
American Eagle Outfitters, Inc. (b)	1,219,081	13,848,760
Arko Corp. (b)	647,104	6,632,816
Asbury Automotive Group, Inc. (a)(b)	175,005	27,607,039
Bed Bath & Beyond, Inc. (a)(b)	629,565	2,877,112
Big 5 Sporting Goods Corp. (b)	170,019	2,191,545
Boot Barn Holdings, Inc. (a)	233,560	13,266,208
Build-A-Bear Workshop, Inc. (b)	112,425	1,977,556
Caleres, Inc. (b)	279,937	7,650,678
Camping World Holdings, Inc. (b)	304,211	8,466,192
Chico's FAS, Inc. (a)	967,624	5,689,629
Citi Trends, Inc. (a)(b)	65,062	1,471,052
Conn's, Inc. (a)(b)	104,786	860,293
Designer Brands, Inc. Class A (b)	437,987	6,670,542
Destination XL Group, Inc. (a)(b)	463,275	3,094,677
EVgo, Inc. Class A (a)(b)	539,438	3,997,236
Express, Inc. (a)(b)	497,915	607,456
Foot Locker, Inc. (b)	644,141	20,419,270
Genesco, Inc. (a)	103,719	4,878,942
Group 1 Automotive, Inc. (b)	120,592	20,862,416
GrowGeneration Corp. (a)(b)	457,679	1,633,914
Guess?, Inc. (b)	268,997	4,567,569
Haverty Furniture Companies, Inc. (b)	117,704	3,128,572
Hibbett, Inc. (b)	101,536	6,337,877
JOANN, Inc. (b)	93,212	493,091
LL Flooring Holdings, Inc. (a)	233,480	1,942,554
MarineMax, Inc. (a)(b)	168,382	5,440,422
Monro, Inc. (b)	252,257	12,045,272
Murphy U.S.A., Inc.	169,856	53,421,411
National Vision Holdings, Inc. (a)(b)	619,282	22,938,205
OneWater Marine, Inc. Class A (a)(b)	91,099	3,006,267
Party City Holdco, Inc. (a)(b)	859,042	1,451,781
Rent-A-Center, Inc. (b)	421,267	8,783,417
Sally Beauty Holdings, Inc. (a)(b)	840,197	10,678,904
Shoe Carnival, Inc.	137,911	3,307,106
Signet Jewelers Ltd. (b)	362,458	23,646,760
Sleep Number Corp. (a)(b)	168,708	4,679,960
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	157,141	7,346,342
Sportsman's Warehouse Holdings, Inc. (a)(b)	346,872	3,114,911
The Aaron's Co., Inc.	242,733	2,529,278
The Buckle, Inc.	239,072	9,402,702
The Cato Corp. Class A (sub. vtg.) (b)	140,720	1,675,975
The Children's Place, Inc. (a)(b)	101,326	4,101,676
The Container Store Group, Inc. (a)	264,690	1,437,267
The ODP Corp. (a)(b)	334,674	13,243,050
Tile Shop Holdings, Inc. (b)	296,647	1,168,789
Tilly's, Inc.	181,032	1,603,944
Torrid Holdings, Inc. (a)(b)	118,059	582,031
TravelCenters of America LLC (a)	99,608	6,333,077
Urban Outfitters, Inc. (a)(b)	503,929	12,023,746
Volta, Inc. (a)(b)	980,784	1,088,670
Warby Parker, Inc. (a)(b)	661,853	10,622,741
Winmark Corp.	21,666	5,452,032
Zumiez, Inc. (a)(b)	123,695	2,774,479
		444,013,954
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (b)	766,775	2,637,706
Crocs, Inc. (a)	478,621	33,862,436
Ermenegildo Zegna Holditalia SpA (b)	348,459	3,819,111
Fossil Group, Inc. (a)	374,636	1,592,203
G-III Apparel Group Ltd. (a)(b)	341,947	6,667,967
Kontoor Brands, Inc. (b)	440,290	15,718,353
Movado Group, Inc. (b)	123,902	4,097,439
Oxford Industries, Inc. (b)	119,330	12,139,441
PLBY Group, Inc. (a)(b)	242,323	877,209
Rocky Brands, Inc.	52,581	1,035,057
Steven Madden Ltd. (b)	619,145	18,493,861
Superior Group of Companies, Inc. (b)	85,689	850,035
Unifi, Inc. (a)	103,887	947,449
Wolverine World Wide, Inc. (b)	613,231	10,504,647
		113,242,914
TOTAL CONSUMER DISCRETIONARY		1,983,328,775
CONSUMER STAPLES - 3.5%
Beverages - 0.6%
Celsius Holdings, Inc. (a)(b)	439,111	39,994,230
Coca-Cola Bottling Co. Consolidated	37,174	18,104,110
Duckhorn Portfolio, Inc. (a)(b)	296,223	4,330,780
MGP Ingredients, Inc. (b)	110,931	12,429,819
National Beverage Corp. (b)	187,252	8,879,490
Primo Water Corp. (b)	1,242,123	18,122,575
The Vita Coco Co., Inc. (b)	225,536	2,313,999
Vintage Wine Estates, Inc. (a)(b)	274,674	760,847
		104,935,850
Food & Staples Retailing - 0.6%
Andersons, Inc.	254,631	8,980,835
Chefs' Warehouse Holdings (a)	269,295	9,864,276
HF Foods Group, Inc. (a)(b)	270,382	1,251,869
Ingles Markets, Inc. Class A	112,804	10,645,313
Natural Grocers by Vitamin Cottage, Inc. (b)	69,056	794,144
PriceSmart, Inc.	194,624	12,450,097
Rite Aid Corp. (a)(b)	431,819	2,254,095
SpartanNash Co. (b)	283,552	10,125,642
Sprouts Farmers Market LLC (a)(b)	849,037	25,046,592
United Natural Foods, Inc. (a)	459,876	19,503,341
Village Super Market, Inc. Class A	58,137	1,292,967
Weis Markets, Inc.	131,017	12,272,362
		114,481,533
Food Products - 1.2%
Alico, Inc. (b)	50,444	1,544,595
AppHarvest, Inc. (a)(b)	590,286	1,257,309
B&G Foods, Inc. Class A (b)	562,598	9,215,355
Benson Hill, Inc. (a)(b)	1,344,613	4,558,238
Beyond Meat, Inc. (a)(b)	484,016	7,599,051
BRC, Inc. Class A (a)(b)	210,794	1,528,257
Cal-Maine Foods, Inc. (b)	299,424	16,920,450
Calavo Growers, Inc. (b)	138,642	4,795,627
Fresh Del Monte Produce, Inc.	241,258	6,292,009
Hostess Brands, Inc. Class A (a)	1,064,947	28,199,797
J&J Snack Foods Corp. (b)	120,450	17,779,625
John B. Sanfilippo & Son, Inc. (b)	70,810	5,906,262
Lancaster Colony Corp. (b)	153,661	27,702,005
Landec Corp. (a)(b)	189,806	1,888,570
Local Bounti Corp. (a)(b)	337,975	1,000,406
Mission Produce, Inc. (a)(b)	310,271	5,162,909
Seneca Foods Corp. Class A (a)	44,633	2,816,789
Sovos Brands, Inc. (a)(b)	306,660	4,250,308
SunOpta, Inc. (a)(b)	769,953	8,646,572
Tattooed Chef, Inc. (a)(b)	399,440	1,897,340
The Hain Celestial Group, Inc. (a)(b)	594,317	11,119,671
The Simply Good Foods Co. (a)	711,913	27,266,268
Tootsie Roll Industries, Inc. (b)	124,421	5,025,364
TreeHouse Foods, Inc. (a)(b)	401,362	20,164,427
Utz Brands, Inc. Class A (b)	522,747	8,473,729
Vital Farms, Inc. (a)(b)	238,996	3,164,307
Whole Earth Brands, Inc. Class A (a)(b)	322,576	1,112,887
		235,288,127
Household Products - 0.3%
Central Garden & Pet Co. (a)(b)	320,799	13,239,375
Central Garden & Pet Co. Class A (non-vtg.) (a)(b)	69,769	2,730,759
Energizer Holdings, Inc. (b)	523,252	15,116,750
WD-40 Co. (b)	107,879	17,277,901
		48,364,785
Personal Products - 0.7%
BellRing Brands, Inc. (a)(b)	1,038,658	25,156,297
Edgewell Personal Care Co. (b)	405,365	15,886,254
elf Beauty, Inc. (a)	381,428	16,500,575
Herbalife Nutrition Ltd. (a)(b)	774,191	16,459,301
Inter Parfums, Inc. (b)	142,683	11,540,201
MediFast, Inc. (b)	86,373	10,104,777
Nature's Sunshine Products, Inc. (a)	91,213	769,838
Nu Skin Enterprises, Inc. Class A (b)	393,025	15,009,625
The Beauty Health Co. (a)(b)	788,718	9,015,047
The Honest Co., Inc. (a)(b)	519,606	1,719,896
Thorne HealthTech, Inc. (a)(b)	105,961	514,970
USANA Health Sciences, Inc. (a)	89,375	4,693,081
Veru, Inc. (a)(b)	512,180	6,269,083
		133,638,945
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	1,274,810	1,670,001
Turning Point Brands, Inc.	121,591	2,864,684
Universal Corp. (b)	191,020	9,667,522
Vector Group Ltd.	1,133,659	12,039,459
		26,241,666
TOTAL CONSUMER STAPLES		662,950,906
ENERGY - 6.9%
Energy Equipment & Services - 2.0%
Archrock, Inc.	1,065,889	8,004,826
Borr Drilling Ltd. (a)(b)	1,542,530	7,573,822
Bristow Group, Inc. (a)	186,517	5,584,319
Cactus, Inc. (b)	466,776	24,141,655
Championx Corp.	1,612,650	46,154,043
Diamond Offshore Drilling, Inc. (a)(b)	798,089	7,861,177
DMC Global, Inc. (a)(b)	149,324	3,231,371
Dril-Quip, Inc. (a)(b)	269,729	6,710,858
Expro Group Holdings NV (a)(b)	613,428	11,612,192
Helix Energy Solutions Group, Inc. (a)(b)	1,122,338	7,856,366
Helmerich & Payne, Inc.	810,623	40,133,945
Liberty Oilfield Services, Inc. Class A	1,128,979	19,091,035
Nabors Industries Ltd. (a)(b)	71,352	12,417,389
Newpark Resources, Inc. (a)	665,110	2,434,303
Nextier Oilfield Solutions, Inc. (a)	1,384,763	13,958,411
Noble Corp. PLC (a)(b)	583,724	21,037,413
Oceaneering International, Inc. (a)(b)	789,398	11,043,678
Oil States International, Inc. (a)	498,936	3,228,116
Patterson-UTI Energy, Inc.	1,689,424	29,818,334
ProFrac Holding Corp. (b)	127,277	2,788,639
ProPetro Holding Corp. (a)	690,985	8,181,262
RPC, Inc.	589,079	6,556,449
Select Energy Services, Inc. Class A	568,710	5,488,052
Solaris Oilfield Infrastructure, Inc. Class A	256,989	3,500,190
TETRA Technologies, Inc. (a)(b)	987,518	4,878,339
Tidewater, Inc. (a)	336,964	11,423,080
U.S. Silica Holdings, Inc. (a)	583,502	8,396,594
Valaris Ltd. (a)	480,382	32,151,967
Weatherford International PLC (a)	557,537	23,238,142
		388,495,967
Oil, Gas & Consumable Fuels - 4.9%
Aemetis, Inc. (a)(b)	235,209	1,740,547
Alto Ingredients, Inc. (a)(b)	576,515	2,381,007
Amplify Energy Corp. (a)(b)	282,171	2,790,671
Arch Resources, Inc. (b)	120,256	18,313,786
Archaea Energy, Inc. (a)	470,553	12,144,973
Ardmore Shipping Corp. (a)	273,512	3,700,617
Berry Corp. (b)	624,838	5,542,313
Brigham Minerals, Inc. Class A	419,964	13,018,884
California Resources Corp. (b)	598,653	27,005,237
Callon Petroleum Co. (a)(b)	389,527	17,123,607
Centrus Energy Corp. Class A (a)(b)	84,680	4,006,211
Chord Energy Corp.	328,037	50,219,184
Chord Energy Corp.:
warrants 9/1/24 (a)	29,463	783,716
warrants 9/1/25 (a)	14,729	351,287
Civitas Resources, Inc. (b)	584,064	40,831,914
Clean Energy Fuels Corp. (a)(b)	1,342,801	9,010,195
CNX Resources Corp. (a)(b)	1,471,463	24,735,293
Comstock Resources, Inc. (b)	724,680	13,609,490
CONSOL Energy, Inc.	270,580	17,051,952
Crescent Energy, Inc. Class A	263,020	3,624,416
CVR Energy, Inc.	232,698	9,089,184
Delek U.S. Holdings, Inc.	554,689	16,452,076
Denbury, Inc. (a)(b)	395,307	36,135,013
DHT Holdings, Inc.	1,078,185	9,606,628
Dorian LPG Ltd. (b)	239,958	4,336,041
Earthstone Energy, Inc. (a)(b)	357,526	5,777,620
Empire Petroleum Corp. (a)(b)	76,960	1,231,360
Energy Fuels, Inc. (a)(b)	1,233,186	8,878,939
Equitrans Midstream Corp.	3,239,620	27,277,600
Excelerate Energy, Inc. (b)	146,838	4,055,666
FLEX LNG Ltd. (b)	225,760	7,055,000
Frontline Ltd. (NY Shares) (b)	984,232	12,361,954
Gevo, Inc. (a)(b)	1,532,627	3,448,411
Golar LNG Ltd. (a)	794,845	22,112,588
Green Plains, Inc. (a)(b)	416,265	12,025,896
Gulfport Energy Corp. (a)(b)	88,343	7,907,582
HighPeak Energy, Inc. (b)	55,386	1,291,602
International Seaways, Inc.	387,974	16,453,977
Kinetik Holdings, Inc.	142,634	5,246,079
Kosmos Energy Ltd. (a)	3,563,572	23,127,582
Laredo Petroleum, Inc. (a)(b)	133,481	8,629,547
Magnolia Oil & Gas Corp. Class A	1,319,748	33,891,129
Matador Resources Co.	889,228	59,089,201
Murphy Oil Corp.	1,162,866	56,410,630
NACCO Industries, Inc. Class A (b)	29,621	1,675,364
National Energy Services Reunited Corp. (a)	299,227	2,262,156
Nextdecade Corp. (a)(b)	258,179	1,807,253
Nordic American Tanker Shipping Ltd. (b)	1,572,191	4,858,070
Northern Oil & Gas, Inc. (b)	528,138	18,030,631
Par Pacific Holdings, Inc. (a)	383,551	8,775,647
PBF Energy, Inc. Class A (b)	763,795	33,797,929
Peabody Energy Corp. (a)(b)	928,169	22,183,239
Permian Resource Corp. Class A (a)(b)	1,629,069	15,916,004
Ranger Oil Corp.	158,073	6,465,186
Rex American Resources Corp. (a)(b)	125,589	3,766,414
Riley Exploration Permian, Inc. (b)	83,253	2,420,165
Ring Energy, Inc. (a)(b)	699,826	2,232,445
SandRidge Energy, Inc. (a)	250,677	4,735,289
Scorpio Tankers, Inc.	384,167	18,416,966
SFL Corp. Ltd. (b)	903,406	9,214,741
SilverBow Resources, Inc. (a)(b)	93,528	3,317,438
Sitio Royalties Corp. (b)	96,384	2,733,450
SM Energy Co.	956,629	43,029,172
Talos Energy, Inc. (a)	522,936	11,128,078
Teekay Corp. (a)	530,529	2,074,368
Teekay Tankers Ltd. (a)	178,571	5,623,201
Tellurian, Inc. (a)(b)	4,035,304	10,895,321
Ur-Energy, Inc. (a)(b)	1,642,010	2,118,193
Uranium Energy Corp. (a)(b)	2,536,547	10,678,863
VAALCO Energy, Inc. (b)	841,666	4,334,580
Vertex Energy, Inc. (a)(b)	426,565	3,638,599
W&T Offshore, Inc. (a)	747,509	5,673,593
World Fuel Services Corp.	484,182	12,341,799
		934,020,759
TOTAL ENERGY		1,322,516,726
FINANCIALS - 17.5%
Banks - 10.2%
1st Source Corp.	128,477	7,472,222
ACNB Corp.	61,473	2,249,297
Amalgamated Financial Corp. (b)	112,150	2,578,329
Amerant Bancorp, Inc. Class A	217,876	6,558,068
American National Bankshares, Inc.	77,292	2,826,568
Ameris Bancorp	524,511	27,017,562
Arrow Financial Corp. (b)	104,461	3,637,332
Associated Banc-Corp.	1,171,381	28,523,127
Atlantic Union Bankshares Corp.	596,687	20,609,569
Banc of California, Inc.	419,117	6,990,872
BancFirst Corp. (b)	155,744	14,923,390
Bancorp, Inc., Delaware (a)(b)	437,447	12,064,788
Bank First National Corp. (b)	49,318	4,248,746
Bank of Marin Bancorp	118,253	4,268,933
BankUnited, Inc.	609,921	21,926,660
Bankwell Financial Group, Inc. (b)	39,347	1,205,592
Banner Corp.	270,447	20,215,913
Bar Harbor Bankshares	108,914	3,268,509
BayCom Corp. (b)	98,364	1,891,540
BCB Bancorp, Inc.	109,302	2,147,784
Berkshire Hills Bancorp, Inc.	345,336	10,101,078
Blue Ridge Bankshares, Inc.	140,906	1,838,823
Brookline Bancorp, Inc., Delaware	602,329	8,282,024
Business First Bancshares, Inc.	157,463	3,901,933
Byline Bancorp, Inc.	196,389	4,540,514
Cadence Bank (b)	1,431,812	39,589,602
Cambridge Bancorp	52,442	4,607,030
Camden National Corp.	107,931	4,697,157
Capital Bancorp, Inc.	61,968	1,529,370
Capital City Bank Group, Inc.	99,669	3,530,276
Capstar Financial Holdings, Inc.	158,130	2,795,738
Carter Bankshares, Inc. (a)(b)	174,403	3,121,814
Cathay General Bancorp (b)	570,993	26,037,281
Central Pacific Financial Corp.	226,929	4,656,583
Citizens & Northern Corp.	114,970	2,733,987
City Holding Co.	115,920	11,690,532
Civista Bancshares, Inc.	111,608	2,645,110
CNB Financial Corp., Pennsylvania	128,225	3,259,480
Coastal Financial Corp. of Washington (a)	81,757	3,811,511
Colony Bankcorp, Inc.	120,229	1,659,160
Columbia Banking Systems, Inc. (b)	625,409	20,932,439
Community Bank System, Inc.	422,722	26,390,534
Community Trust Bancorp, Inc.	123,228	5,827,452
ConnectOne Bancorp, Inc.	300,954	7,538,898
CrossFirst Bankshares, Inc. (a)(b)	336,852	4,685,611
Customers Bancorp, Inc. (a)(b)	244,067	8,222,617
CVB Financial Corp.	1,046,635	30,059,357
Dime Community Bancshares, Inc.	265,390	9,163,917
Eagle Bancorp, Inc.	253,483	11,477,710
Eastern Bankshares, Inc.	1,229,781	23,574,902
Enterprise Bancorp, Inc.	68,375	2,138,770
Enterprise Financial Services Corp.	283,534	15,160,563
Equity Bancshares, Inc.	115,078	4,110,586
Esquire Financial Holdings, Inc.	50,954	2,302,102
Farmers & Merchants Bancorp, Inc. (b)	90,696	2,653,765
Farmers National Banc Corp. (b)	243,585	3,346,858
FB Financial Corp.	285,621	11,984,657
Financial Institutions, Inc.	115,785	2,759,157
First Bancorp, North Carolina (b)	284,616	12,685,335
First Bancorp, Puerto Rico (b)	1,466,264	23,152,309
First Bancshares, Inc.	162,676	5,326,012
First Bank Hamilton New Jersey	111,774	1,757,087
First Busey Corp.	417,461	11,025,145
First Business Finance Services, Inc.	56,823	2,167,797
First Commonwealth Financial Corp.	742,773	10,651,365
First Community Bankshares, Inc.	122,519	4,562,608
First Financial Bancorp, Ohio (b)	740,422	19,302,802
First Financial Bankshares, Inc. (b)	1,028,537	39,588,389
First Financial Corp., Indiana	88,083	4,271,145
First Foundation, Inc.	414,276	6,611,845
First Guaranty Bancshares, Inc. (b)	43,392	1,001,053
First Internet Bancorp	69,867	1,794,883
First Interstate Bancsystem, Inc.	721,058	32,887,455
First Merchants Corp.	455,619	20,457,293
First Mid-Illinois Bancshares, Inc.	136,186	4,876,821
First of Long Island Corp.	167,923	2,952,086
First Western Financial, Inc. (a)	57,287	1,581,694
Five Star Bancorp	92,910	2,695,319
Flushing Financial Corp. (b)	227,221	4,476,254
Fulton Financial Corp. (b)	1,275,949	23,260,550
FVCBankcorp, Inc. (a)(b)	84,711	1,721,328
German American Bancorp, Inc.	217,783	8,556,694
Glacier Bancorp, Inc.	880,333	50,425,474
Great Southern Bancorp, Inc.	73,242	4,539,539
Guaranty Bancshares, Inc. Texas	59,914	2,218,615
Hancock Whitney Corp.	680,672	38,029,145
Hanmi Financial Corp.	243,273	6,514,851
HarborOne Bancorp, Inc.	356,420	5,428,277
HBT Financial, Inc.	74,496	1,518,973
Heartland Financial U.S.A., Inc.	330,671	16,308,694
Heritage Commerce Corp.	477,602	6,829,709
Heritage Financial Corp., Washington	274,616	9,251,813
Hilltop Holdings, Inc.	392,220	11,354,769
Home Bancshares, Inc. (b)	1,498,744	38,202,985
HomeStreet, Inc.	144,652	3,755,166
HomeTrust Bancshares, Inc.	109,834	2,639,311
Hope Bancorp, Inc.	917,151	12,445,739
Horizon Bancorp, Inc. Indiana	327,028	4,875,987
Independent Bank Corp.	158,429	3,664,463
Independent Bank Corp.	362,075	31,504,146
Independent Bank Group, Inc.	283,800	17,904,942
International Bancshares Corp.	423,805	21,020,728
John Marshall Bankcorp, Inc. (b)	84,377	2,430,058
Lakeland Bancorp, Inc.	495,535	9,241,728
Lakeland Financial Corp.	194,993	16,116,171
Live Oak Bancshares, Inc. (b)	261,890	8,503,568
Macatawa Bank Corp.	181,136	1,943,589
Mercantile Bank Corp.	115,254	4,028,127
Metrocity Bankshares, Inc.	142,271	3,165,530
Metropolitan Bank Holding Corp. (a)	83,703	5,524,398
Mid Penn Bancorp, Inc.	105,481	3,605,341
Midland States Bancorp, Inc.	174,251	4,885,998
MidWestOne Financial Group, Inc.	107,656	3,617,242
MVB Financial Corp. (b)	80,046	1,981,939
National Bank Holdings Corp.	235,104	10,302,257
NBT Bancorp, Inc. (b)	331,730	15,720,685
Nicolet Bankshares, Inc. (a)(b)	96,318	7,348,100
Northeast Bank	50,588	2,129,755
Northwest Bancshares, Inc.	958,652	14,437,299
OceanFirst Financial Corp.	463,888	10,474,591
OFG Bancorp	371,884	10,368,126
Old National Bancorp, Indiana	2,311,818	45,219,160
Old Second Bancorp, Inc.	335,544	5,368,704
Origin Bancorp, Inc.	179,948	7,437,251
Orrstown Financial Services, Inc.	82,644	2,187,587
Pacific Premier Bancorp, Inc.	749,063	27,273,384
Park National Corp.	115,241	16,998,048
Parke Bancorp, Inc. (b)	72,781	1,569,158
Pathward Financial, Inc.	230,020	9,667,741
PCB Bancorp	84,276	1,559,106
PCSB Financial Corp.	93,246	1,817,365
Peapack-Gladstone Financial Corp.	139,391	5,515,702
Peoples Bancorp, Inc.	225,817	6,835,481
Peoples Financial Services Corp. (b)	51,814	2,849,252
Preferred Bank, Los Angeles	106,849	8,213,483
Premier Financial Corp.	288,265	8,316,445
Primis Financial Corp.	155,178	2,000,244
Professional Holdings Corp. (A Shares) (a)	105,473	2,855,154
QCR Holdings, Inc.	127,803	6,480,890
RBB Bancorp	106,843	2,405,036
Red River Bancshares, Inc. (b)	32,465	1,847,908
Renasant Corp.	433,074	17,483,197
Republic Bancorp, Inc., Kentucky Class A	61,692	2,859,424
Republic First Bancorp, Inc. (a)(b)	352,574	997,784
S&T Bancorp, Inc.	310,859	11,753,579
Sandy Spring Bancorp, Inc.	352,082	12,477,786
Seacoast Banking Corp., Florida (b)	480,351	14,842,846
ServisFirst Bancshares, Inc.	396,774	29,888,985
Shore Bancshares, Inc.	128,149	2,555,291
Sierra Bancorp	104,177	2,297,103
Silvergate Capital Corp. (a)(b)	248,105	14,082,440
Simmons First National Corp. Class A	972,390	23,210,949
SmartFinancial, Inc.	111,861	3,270,816
South Plains Financial, Inc.	80,700	2,523,489
Southern First Bancshares, Inc. (a)	56,074	2,505,386
Southside Bancshares, Inc. (b)	244,608	8,375,378
Southstate Corp.	592,489	53,578,780
Stellar Bancorp, Inc. (b)	360,586	11,841,644
Stock Yards Bancorp, Inc. (b)	228,460	17,863,287
Summit Financial Group, Inc.	84,849	2,466,560
Texas Capital Bancshares, Inc. (a)	393,020	23,581,200
The Bank of NT Butterfield & Son Ltd.	400,274	13,825,464
The First Bancorp, Inc. (b)	78,001	2,383,711
Third Coast Bancshares, Inc. (b)	93,261	1,809,263
Tompkins Financial Corp.	114,273	9,466,375
TowneBank	540,734	17,811,778
Trico Bancshares (b)	248,123	14,368,803
Triumph Bancorp, Inc. (a)(b)	185,675	9,562,263
Trustmark Corp.	482,469	17,643,891
UMB Financial Corp. (b)	347,719	28,937,175
United Bankshares, Inc., West Virginia (b)	1,028,616	43,561,888
United Community Bank, Inc.	840,524	32,360,174
Unity Bancorp, Inc.	49,876	1,429,446
Univest Corp. of Pennsylvania	237,109	6,672,247
USCB Financial Holdings, Inc. (a)(b)	78,245	1,050,830
Valley National Bancorp (b)	3,408,640	40,460,557
Veritex Holdings, Inc.	420,925	13,292,812
Washington Federal, Inc.	510,142	19,742,495
Washington Trust Bancorp, Inc. (b)	137,082	6,648,477
WesBanco, Inc.	460,855	18,636,976
West Bancorp., Inc.	122,340	2,748,980
Westamerica Bancorp.	206,497	12,953,557
		1,943,844,981
Capital Markets - 1.5%
Artisan Partners Asset Management, Inc. (b)	476,618	13,588,379
Assetmark Financial Holdings, Inc. (a)	168,035	3,480,005
Associated Capital Group, Inc. (b)	10,985	442,696
B. Riley Financial, Inc.	163,091	6,634,542
Bakkt Holdings, Inc. Class A (a)(b)	502,321	1,069,944
BGC Partners, Inc. Class A	2,519,434	9,976,959
Blucora, Inc. (a)	371,709	8,188,749
BrightSphere Investment Group, Inc.	252,243	4,747,213
Cohen & Steers, Inc. (b)	203,087	12,217,714
Cowen Group, Inc. Class A	205,461	7,934,904
Diamond Hill Investment Group, Inc. (b)	23,539	4,235,843
Donnelley Financial Solutions, Inc. (a)(b)	204,201	8,255,846
Federated Hermes, Inc.	670,552	23,301,682
Focus Financial Partners, Inc. Class A (a)(b)	458,847	15,963,287
GCM Grosvenor, Inc. Class A (b)	343,792	2,843,160
Hamilton Lane, Inc. Class A	280,915	16,804,335
Houlihan Lokey	394,939	35,275,951
MarketWise, Inc. Class A (a)(b)	130,927	322,080
Moelis & Co. Class A	505,060	21,444,848
Open Lending Corp. (a)	842,704	6,042,188
Oppenheimer Holdings, Inc. Class A (non-vtg.)	69,859	2,404,547
Perella Weinberg Partners Class A (b)	332,706	2,621,723
Piper Jaffray Companies (b)	134,718	17,239,862
PJT Partners, Inc.	186,418	13,869,499
Sculptor Capital Management, Inc. Class A (b)	206,785	2,193,989
Silvercrest Asset Management Group Class A (b)	70,491	1,338,624
StepStone Group, Inc. Class A (b)	424,134	12,520,436
StoneX Group, Inc. (a)	133,911	12,496,575
Value Line, Inc.	7,370	395,032
Victory Capital Holdings, Inc.	132,365	3,827,996
Virtus Investment Partners, Inc.	54,727	9,385,133
WisdomTree Investments, Inc.	1,057,530	5,742,388
		286,806,129
Consumer Finance - 0.7%
Atlanticus Holdings Corp. (a)(b)	37,107	1,059,776
Bread Financial Holdings, Inc.	394,435	14,243,048
Consumer Portfolio Services, Inc. (a)(b)	65,058	417,672
CURO Group Holdings Corp.	154,018	796,273
Encore Capital Group, Inc. (a)(b)	185,375	9,439,295
Enova International, Inc. (a)(b)	248,982	9,334,335
EZCORP, Inc. (non-vtg.) Class A (a)	392,194	3,788,594
FirstCash Holdings, Inc. (b)	304,758	30,003,425
Green Dot Corp. Class A (a)	381,294	7,256,025
LendingClub Corp. (a)	818,108	8,704,669
LendingTree, Inc. (a)	84,067	2,121,010
MoneyLion, Inc. (a)(b)	1,116,699	1,250,703
Navient Corp.	870,298	13,176,312
Nelnet, Inc. Class A	113,596	10,120,268
NerdWallet, Inc. (b)	206,516	2,424,498
Oportun Financial Corp. (a)	219,994	1,209,967
OppFi, Inc. Class A (a)(b)	102,415	232,482
PRA Group, Inc. (a)(b)	298,331	9,994,089
PROG Holdings, Inc. (a)	398,736	6,587,119
Regional Management Corp. (b)	59,690	2,027,072
Sunlight Financial Holdings, Inc. Class A (a)(b)	184,672	223,453
World Acceptance Corp. (a)(b)	31,407	2,550,877
		136,960,962
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	144,437	4,392,329
Alerus Financial Corp.	111,357	2,483,261
Banco Latinoamericano de Comercio Exterior SA Series E (b)	193,743	3,039,828
Cannae Holdings, Inc. (a)	559,260	12,952,462
Compass Diversified Holdings	496,617	10,568,010
Jackson Financial, Inc. (b)	603,580	23,153,329
SWK Holdings Corp. (a)(b)	22,504	418,574
		57,007,793
Insurance - 2.1%
AMBAC Financial Group, Inc. (a)(b)	352,557	4,953,426
American Equity Investment Life Holding Co. (b)	570,991	24,598,292
Amerisafe, Inc. (b)	151,610	8,855,540
Argo Group International Holdings, Ltd.	253,908	6,314,692
Bright Health Group, Inc. (a)(b)	1,533,557	1,579,564
BRP Group, Inc. (a)(b)	474,067	13,439,799
CNO Financial Group, Inc.	900,191	19,858,213
Crawford & Co. Class A	116,863	700,009
Donegal Group, Inc. Class A	118,067	1,728,501
eHealth, Inc. (a)(b)	198,517	532,026
Employers Holdings, Inc.	214,543	9,356,220
Enstar Group Ltd. (a)	88,375	17,720,955
Genworth Financial, Inc. Class A (a)	3,945,152	18,423,860
Goosehead Insurance (a)(b)	152,845	6,344,596
Greenlight Capital Re, Ltd. (a)(b)	182,742	1,542,342
HCI Group, Inc. (b)	52,808	1,934,885
Hippo Holdings, Inc. (a)(b)	127,204	2,198,085
Horace Mann Educators Corp.	325,094	12,828,209
Investors Title Co. (b)	10,032	1,474,202
James River Group Holdings Ltd. (b)	292,017	7,379,270
Kinsale Capital Group, Inc.	171,027	53,902,580
Lemonade, Inc. (a)(b)	369,482	8,941,464
MBIA, Inc. (a)(b)	379,312	4,081,397
Mercury General Corp. (b)	213,744	6,198,576
National Western Life Group, Inc.	16,267	3,221,191
NI Holdings, Inc. (a)	66,359	901,155
Oscar Health, Inc. (a)	942,103	3,514,044
Palomar Holdings, Inc. (a)(b)	193,046	17,173,372
ProAssurance Corp.	424,582	9,429,966
RLI Corp.	308,733	40,156,901
Root, Inc. (a)(b)	65,523	558,911
Safety Insurance Group, Inc. (b)	112,280	9,762,746
Selective Insurance Group, Inc.	470,380	46,134,870
Selectquote, Inc. (a)(b)	1,058,878	713,684
Siriuspoint Ltd. (a)(b)	728,337	4,675,924
Stewart Information Services Corp.	214,967	8,375,114
Tiptree, Inc.	177,702	2,164,410
Trean Insurance Group, Inc. (a)	154,743	567,907
Trupanion, Inc. (a)(b)	308,944	15,592,404
United Fire Group, Inc. (b)	169,402	4,590,794
Universal Insurance Holdings, Inc. (b)	210,653	2,114,956
		404,535,052
Mortgage Real Estate Investment Trusts - 1.2%
Angel Oak Mortgage, Inc. (b)	98,697	1,019,540
Apollo Commercial Real Estate Finance, Inc.	1,132,979	12,757,344
Arbor Realty Trust, Inc.	1,314,923	18,106,490
Ares Commercial Real Estate Corp.	412,944	5,095,729
Armour Residential REIT, Inc. (b)	897,148	4,772,827
Blackstone Mortgage Trust, Inc.	1,341,108	33,474,056
BrightSpire Capital, Inc.	765,742	5,880,899
Broadmark Realty Capital, Inc.	1,084,170	6,309,869
Chimera Investment Corp.	1,850,930	12,493,778
Claros Mortgage Trust, Inc. (b)	730,070	11,681,120
Dynex Capital, Inc.	350,268	4,182,200
Ellington Financial LLC	464,570	6,215,947
Franklin BSP Realty Trust, Inc. (b)	672,061	9,469,339
Granite Point Mortgage Trust, Inc.	430,831	3,386,332
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	676,532	18,388,140
Invesco Mortgage Capital, Inc. (b)	264,390	3,096,007
KKR Real Estate Finance Trust, Inc. (b)	451,754	7,869,555
Ladder Capital Corp. Class A	898,250	9,584,328
MFA Financial, Inc.	815,688	8,124,252
New York Mortgage Trust, Inc.	3,030,979	8,153,334
Nexpoint Real Estate Finance, Inc.	59,114	1,038,633
Orchid Island Capital, Inc.	287,535	2,895,477
PennyMac Mortgage Investment Trust	722,517	10,021,311
Ready Capital Corp.	600,106	7,273,285
Redwood Trust, Inc.	957,413	6,826,355
TPG RE Finance Trust, Inc.	563,721	4,774,717
Two Harbors Investment Corp.	2,772,196	9,869,018
		232,759,882
Thrifts & Mortgage Finance - 1.5%
Axos Financial, Inc. (a)	456,594	17,788,902
Blue Foundry Bancorp (a)(b)	185,407	2,282,360
Bridgewater Bancshares, Inc. (a)(b)	159,564	3,050,864
Capitol Federal Financial, Inc.	1,033,682	8,455,519
Columbia Financial, Inc. (a)(b)	274,248	5,633,054
Enact Holdings, Inc. (b)	242,378	6,214,572
Essent Group Ltd.	836,654	33,114,765
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	70,987	8,177,702
Finance of America Companies, Inc. (a)(b)	270,722	435,862
Flagstar Bancorp, Inc.	412,096	15,948,115
Greene County Bancorp, Inc. (b)	24,743	1,647,884
Hingham Institution for Savings	11,174	2,762,772
Home Bancorp, Inc.	54,733	2,339,836
Home Point Capital, Inc. (b)	61,463	106,946
Kearny Financial Corp.	488,432	4,952,700
Luther Burbank Corp.	114,924	1,451,490
Merchants Bancorp	129,279	3,096,232
Mr. Cooper Group, Inc. (a)	555,582	21,939,933
NMI Holdings, Inc. (a)	659,930	14,472,265
Northfield Bancorp, Inc.	352,326	5,651,309
PennyMac Financial Services, Inc. (b)	223,635	11,924,218
Pioneer Bancorp, Inc. (a)(b)	80,367	828,584
Provident Bancorp, Inc.	114,401	1,413,996
Provident Financial Services, Inc. (b)	585,589	13,128,905
Radian Group, Inc.	1,280,777	26,729,816
Southern Missouri Bancorp, Inc.	58,155	2,980,444
Sterling Bancorp, Inc. (a)(b)	107,258	683,233
Trustco Bank Corp., New York	153,141	5,715,222
Velocity Financial, Inc. (a)(b)	61,015	592,456
Walker & Dunlop, Inc. (b)	244,741	22,016,900
Waterstone Financial, Inc. (b)	147,515	2,504,805
WSFS Financial Corp.	500,706	23,312,871
		271,354,532
TOTAL FINANCIALS		3,333,269,331
HEALTH CARE - 16.7%
Biotechnology - 7.0%
2seventy bio, Inc. (a)(b)	295,206	4,687,871
4D Molecular Therapeutics, Inc. (a)(b)	240,384	2,081,725
Aadi Bioscience, Inc. (a)(b)	114,532	1,479,181
ACADIA Pharmaceuticals, Inc. (a)(b)	950,682	15,239,432
Adicet Bio, Inc. (a)(b)	223,324	3,682,613
ADMA Biologics, Inc. (a)(b)	1,456,733	4,107,987
Aerovate Therapeutics, Inc. (a)(b)	72,980	1,423,840
Affimed NV (a)(b)	1,123,053	1,976,573
Agenus, Inc. (a)(b)	2,243,596	5,631,426
Agios Pharmaceuticals, Inc. (a)(b)	431,571	11,885,465
Akero Therapeutics, Inc. (a)(b)	220,878	9,334,304
Albireo Pharma, Inc. (a)(b)	138,635	2,844,790
Alector, Inc. (a)(b)	499,547	4,595,832
Alkermes PLC (a)	1,283,956	29,145,801
Allogene Therapeutics, Inc. (a)(b)	629,631	6,485,199
Allovir, Inc. (a)(b)	247,435	1,714,725
Alpine Immune Sciences, Inc. (a)(b)	117,254	692,971
ALX Oncology Holdings, Inc. (a)(b)	167,791	2,036,983
Amicus Therapeutics, Inc. (a)	2,176,842	21,768,420
AnaptysBio, Inc. (a)(b)	160,709	4,636,455
Anavex Life Sciences Corp. (a)(b)	552,332	6,721,880
Anika Therapeutics, Inc. (a)(b)	114,528	3,254,886
Apellis Pharmaceuticals, Inc. (a)	740,008	44,763,084
Arbutus Biopharma Corp. (a)(b)	846,068	1,979,799
Arcellx, Inc.	234,378	5,503,195
Arcturus Therapeutics Holdings, Inc. (a)(b)	183,488	3,247,738
Arcus Biosciences, Inc. (a)(b)	406,452	10,356,397
Arcutis Biotherapeutics, Inc. (a)(b)	321,987	5,692,730
Arrowhead Pharmaceuticals, Inc. (a)	813,415	28,314,976
Atara Biotherapeutics, Inc. (a)(b)	740,754	3,451,914
Aura Biosciences, Inc. (b)	137,079	1,698,409
Aurinia Pharmaceuticals, Inc. (a)(b)	1,062,164	8,635,393
Avid Bioservices, Inc. (a)(b)	485,916	8,231,417
Avidity Biosciences, Inc. (a)(b)	406,334	5,802,450
Beam Therapeutics, Inc. (a)(b)	503,053	22,164,515
BioCryst Pharmaceuticals, Inc. (a)(b)	1,459,287	19,481,481
Biohaven Ltd. (a)(b)	249,077	4,127,206
BioXcel Therapeutics, Inc. (a)(b)	152,394	1,918,640
bluebird bio, Inc. (a)(b)	610,886	3,830,255
Blueprint Medicines Corp. (a)(b)	472,082	24,472,731
BridgeBio Pharma, Inc. (a)(b)	827,822	8,634,183
C4 Therapeutics, Inc. (a)(b)	335,756	3,229,973
CareDx, Inc. (a)(b)	404,411	8,051,823
Caribou Biosciences, Inc. (a)(b)	446,763	4,351,472
Catalyst Pharmaceutical Partners, Inc. (a)(b)	754,761	10,468,535
Celldex Therapeutics, Inc. (a)(b)	362,420	12,731,815
Celularity, Inc. Class A (a)(b)	532,502	1,240,730
Century Therapeutics, Inc. (a)(b)	143,330	1,504,965
Cerevel Therapeutics Holdings (a)(b)	429,353	12,004,710
Chimerix, Inc. (a)	678,899	1,201,651
Chinook Therapeutics, Inc. (a)(b)	393,150	8,551,013
Chinook Therapeutics, Inc. rights (a)(c)	86,210	1
Cogent Biosciences, Inc. (a)	504,784	6,890,302
Coherus BioSciences, Inc. (a)(b)	579,878	5,044,939
Crinetics Pharmaceuticals, Inc. (a)(b)	418,461	7,724,790
CTI BioPharma Corp. (a)(b)	786,267	3,852,708
Cullinan Oncology, Inc. (a)(b)	243,820	3,203,795
Cytokinetics, Inc. (a)(b)	648,094	28,295,784
Day One Biopharmaceuticals, Inc. (a)(b)	218,073	4,610,063
Deciphera Pharmaceuticals, Inc. (a)(b)	356,801	5,787,312
Denali Therapeutics, Inc. (a)(b)	778,331	22,322,533
Design Therapeutics, Inc. (a)(b)	266,407	4,161,277
Dynavax Technologies Corp. (a)(b)	935,205	10,708,097
Dyne Therapeutics, Inc. (a)	251,637	2,868,662
Eagle Pharmaceuticals, Inc. (a)(b)	82,933	2,609,902
Editas Medicine, Inc. (a)(b)	548,885	6,888,507
Eiger Biopharmaceuticals, Inc. (a)(b)	331,933	1,696,178
Emergent BioSolutions, Inc. (a)(b)	396,168	8,264,064
Enanta Pharmaceuticals, Inc. (a)(b)	154,549	6,971,705
Enochian Biosciences, Inc. (a)(b)	145,286	294,931
EQRx, Inc. (a)(b)	1,588,734	8,166,093
Erasca, Inc. (a)(b)	514,342	4,202,174
Fate Therapeutics, Inc. (a)(b)	659,701	13,800,945
FibroGen, Inc. (a)(b)	691,245	11,253,469
Foghorn Therapeutics, Inc. (a)(b)	153,936	1,345,401
Generation Bio Co. (a)(b)	365,100	1,869,312
Geron Corp. (a)(b)	2,841,200	6,307,464
Gossamer Bio, Inc. (a)(b)	496,256	5,508,442
GreenLight Biosciences Holdings PBC Class A (a)(b)	559,369	995,677
Halozyme Therapeutics, Inc. (a)(b)	1,068,272	51,074,084
Heron Therapeutics, Inc. (a)(b)	814,768	3,136,857
HilleVax, Inc. (b)	98,737	2,110,997
Humacyte, Inc. Class A (a)(b)	138,797	478,156
Icosavax, Inc. (a)(b)	175,753	602,833
Ideaya Biosciences, Inc. (a)(b)	284,304	4,801,895
IGM Biosciences, Inc. (a)(b)	84,334	1,686,680
Imago BioSciences, Inc. (a)(b)	207,904	3,534,368
ImmunityBio, Inc. (a)(b)	647,715	3,562,433
ImmunoGen, Inc. (a)(b)	1,693,995	10,062,330
Immunovant, Inc. (a)(b)	316,522	3,545,046
Inhibrx, Inc. (a)(b)	230,350	7,412,663
Inovio Pharmaceuticals, Inc. (a)(b)	1,952,988	4,218,454
Insmed, Inc. (a)(b)	942,050	16,316,306
Instil Bio, Inc. (a)(b)	543,869	1,794,768
Intellia Therapeutics, Inc. (a)(b)	595,669	31,439,410
Intercept Pharmaceuticals, Inc. (a)	192,773	2,673,762
Invivyd, Inc. (a)(b)	440,429	1,739,695
Iovance Biotherapeutics, Inc. (a)	1,193,728	11,149,420
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	1,068,564	11,690,090
iTeos Therapeutics, Inc. (a)	190,016	3,701,512
Iveric Bio, Inc. (a)	934,142	22,344,677
Janux Therapeutics, Inc. (a)(b)	137,959	2,494,299
Jounce Therapeutics, Inc. (a)	271,461	591,785
Kalvista Pharmaceuticals, Inc. (a)(b)	188,960	958,027
Karuna Therapeutics, Inc. (a)	235,260	51,601,928
Karyopharm Therapeutics, Inc. (a)(b)	602,644	2,868,585
Keros Therapeutics, Inc. (a)	141,951	7,145,813
Kezar Life Sciences, Inc. (a)(b)	414,374	3,114,021
Kiniksa Pharmaceuticals Ltd. (a)(b)	252,246	2,880,649
Kinnate Biopharma, Inc. (a)(b)	231,301	1,949,867
Kodiak Sciences, Inc. (a)(b)	259,721	1,864,797
Kronos Bio, Inc. (a)(b)	298,988	885,004
Krystal Biotech, Inc. (a)(b)	167,733	12,831,575
Kura Oncology, Inc. (a)	501,162	7,778,034
Kymera Therapeutics, Inc. (a)(b)	300,267	9,110,101
Lexicon Pharmaceuticals, Inc. (a)(b)	599,678	1,289,308
Ligand Pharmaceuticals, Inc. Class B (a)(b)	118,963	10,427,107
Lyell Immunopharma, Inc. (a)(b)	1,370,062	8,055,965
Macrogenics, Inc. (a)(b)	480,598	2,460,662
Madrigal Pharmaceuticals, Inc. (a)(b)	100,653	7,128,245
MannKind Corp. (a)(b)	1,957,963	6,617,915
MeiraGTx Holdings PLC (a)(b)	233,804	1,699,755
Mersana Therapeutics, Inc. (a)	709,426	5,576,088
MiMedx Group, Inc. (a)(b)	886,399	2,623,741
Mirum Pharmaceuticals, Inc. (a)(b)	142,353	3,210,060
Monte Rosa Therapeutics, Inc. (a)(b)	227,027	2,088,648
Morphic Holding, Inc. (a)(b)	205,413	5,753,618
Myriad Genetics, Inc. (a)(b)	626,582	12,995,311
Nkarta, Inc. (a)(b)	255,298	3,219,308
Nurix Therapeutics, Inc. (a)	371,041	4,723,352
Nuvalent, Inc. Class A (a)(b)	134,780	4,812,994
Ocugen, Inc. (a)(b)	1,693,517	2,912,849
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Organogenesis Holdings, Inc. Class A (a)	578,389	1,897,116
Outlook Therapeutics, Inc. (a)(b)	907,850	1,053,106
Pardes Biosciences, Inc. (a)(b)	209,798	251,758
PepGen, Inc. (b)	76,032	933,673
PMV Pharmaceuticals, Inc. (a)(b)	291,166	3,584,253
Point Biopharma Global, Inc. (a)(b)	586,075	5,468,080
Praxis Precision Medicines, Inc. (a)(b)	306,106	603,029
Precigen, Inc. (a)(b)	790,376	1,280,409
Prometheus Biosciences, Inc. (a)(b)	241,795	12,699,073
Protagonist Therapeutics, Inc. (a)	366,320	2,967,192
Prothena Corp. PLC (a)(b)	280,201	17,215,549
PTC Therapeutics, Inc. (a)	552,966	20,913,174
Rallybio Corp. (a)(b)	117,904	1,127,162
RAPT Therapeutics, Inc. (a)(b)	207,352	4,524,421
Recursion Pharmaceuticals, Inc. (a)(b)	1,081,651	11,411,418
REGENXBIO, Inc. (a)	317,164	7,507,272
Relay Therapeutics, Inc. (a)(b)	605,297	13,449,699
Replimune Group, Inc. (a)(b)	322,294	5,917,318
Revolution Medicines, Inc. (a)(b)	589,754	11,948,416
Rigel Pharmaceuticals, Inc. (a)	1,380,702	1,005,979
Rocket Pharmaceuticals, Inc. (a)(b)	345,141	6,440,331
Sage Therapeutics, Inc. (a)(b)	409,725	15,430,244
Sana Biotechnology, Inc. (a)(b)	706,433	4,097,311
Sangamo Therapeutics, Inc. (a)(b)	1,018,579	4,471,562
Seres Therapeutics, Inc. (a)(b)	562,293	4,981,916
Sorrento Therapeutics, Inc. (a)(b)	2,996,878	4,705,098
SpringWorks Therapeutics, Inc. (a)(b)	275,254	6,608,849
Stoke Therapeutics, Inc. (a)(b)	178,632	2,652,685
Sutro Biopharma, Inc. (a)(b)	373,530	2,737,975
Syndax Pharmaceuticals, Inc. (a)	418,564	9,610,229
Talaris Therapeutics, Inc. (a)(b)	169,124	255,377
Tango Therapeutics, Inc. (a)(b)	360,186	2,895,895
Tenaya Therapeutics, Inc. (a)(b)	222,704	596,847
TG Therapeutics, Inc. (a)(b)	1,061,411	6,177,412
Tobira Therapeutics, Inc. rights (a)(c)	9,663	0
Travere Therapeutics, Inc. (a)(b)	481,031	10,428,752
Twist Bioscience Corp. (a)(b)	444,173	14,582,200
Tyra Biosciences, Inc. (a)(b)	93,195	644,909
Vanda Pharmaceuticals, Inc. (a)	438,135	4,587,273
Vaxart, Inc. (a)(b)	948,956	1,584,757
Vaxcyte, Inc. (a)(b)	532,786	23,234,797
VBI Vaccines, Inc. (a)(b)	1,560,519	1,123,730
Vera Therapeutics, Inc. (a)(b)	110,448	2,058,751
Veracyte, Inc. (a)(b)	567,104	11,404,461
Vericel Corp. (a)(b)	372,985	10,025,837
Verve Therapeutics, Inc. (a)(b)	359,472	13,552,094
Vir Biotechnology, Inc. (a)(b)	573,591	12,607,530
Viridian Therapeutics, Inc. (a)(b)	210,368	4,186,323
VistaGen Therapeutics, Inc. (a)(b)	1,450,109	192,284
Xencor, Inc. (a)(b)	454,858	12,736,024
Y-mAbs Therapeutics, Inc. (a)(b)	292,089	1,054,441
Zentalis Pharmaceuticals, Inc. (a)(b)	370,969	9,307,612
		1,328,193,536
Health Care Equipment & Supplies - 3.9%
Alphatec Holdings, Inc. (a)(b)	572,325	5,860,608
Angiodynamics, Inc. (a)	294,022	4,142,770
Artivion, Inc. (a)(b)	305,927	3,414,145
Atricure, Inc. (a)(b)	360,703	15,192,810
Atrion Corp. (b)	10,873	6,527,171
Avanos Medical, Inc. (a)	365,692	8,100,078
AxoGen, Inc. (a)	321,979	3,677,000
Axonics Modulation Technologies, Inc. (a)	387,130	28,314,688
BioLife Solutions, Inc. (a)(b)	268,688	6,319,542
Bioventus, Inc. (a)(b)	239,100	1,946,274
Butterfly Network, Inc. Class A (a)(b)	1,055,038	5,169,686
Cardiovascular Systems, Inc. (a)	315,091	4,549,914
Cerus Corp. (a)(b)	1,381,615	5,056,711
CONMED Corp. (b)	229,710	18,314,778
Cue Health, Inc. (a)(b)	864,680	3,432,780
Cutera, Inc. (a)(b)	130,260	5,988,052
Embecta Corp. (b)	460,121	14,226,941
Figs, Inc. Class A (a)(b)	1,012,358	7,471,202
Glaukos Corp. (a)(b)	360,289	20,201,404
Haemonetics Corp. (a)	400,049	33,984,163
Heska Corp. (a)(b)	76,669	5,501,767
Inari Medical, Inc. (a)(b)	381,773	29,369,797
Inogen, Inc. (a)	180,524	4,090,674
Inspire Medical Systems, Inc. (a)	223,098	43,492,955
Integer Holdings Corp. (a)(b)	259,596	16,180,619
IRadimed Corp. (b)	47,545	1,381,182
iRhythm Technologies, Inc. (a)	235,607	30,037,536
Lantheus Holdings, Inc. (a)	539,094	39,887,565
Lantheus Holdings, Inc. rights (a)(c)	524,619	5
LeMaitre Vascular, Inc. (b)	153,727	6,671,752
LivaNova PLC (a)	423,880	19,964,748
Meridian Bioscience, Inc. (a)	337,587	10,792,656
Merit Medical Systems, Inc. (a)(b)	440,513	30,294,079
Mesa Laboratories, Inc. (b)	39,986	5,286,549
Nano-X Imaging Ltd. (a)(b)	361,945	5,139,619
Neogen Corp. (a)	855,516	11,292,811
Nevro Corp. (a)(b)	275,054	10,545,570
NuVasive, Inc. (a)	411,599	18,163,864
Omnicell, Inc. (a)(b)	347,294	26,852,772
OraSure Technologies, Inc. (a)	567,967	2,476,336
Orthofix International NV (a)	151,400	2,431,484
OrthoPediatrics Corp. (a)(b)	118,864	5,050,531
Outset Medical, Inc. (a)(b)	381,640	5,930,686
Owlet, Inc. (a)(b)	121,877	116,697
Paragon 28, Inc. (b)	366,543	7,319,864
PROCEPT BioRobotics Corp. (a)	202,971	9,220,973
Pulmonx Corp. (a)(b)	274,064	3,661,495
RxSight, Inc. (a)(b)	141,562	1,761,031
Seaspine Holdings Corp. (a)	260,029	1,671,986
Senseonics Holdings, Inc. (a)(b)	3,610,297	4,260,150
Shockwave Medical, Inc. (a)	281,165	82,423,490
SI-BONE, Inc. (a)(b)	268,784	5,225,161
Sight Sciences, Inc. (a)(b)	179,554	1,405,908
Silk Road Medical, Inc. (a)(b)	273,109	12,038,645
Staar Surgical Co. (a)(b)	379,023	26,861,360
SurModics, Inc. (a)(b)	103,928	3,548,102
Tactile Systems Technology, Inc. (a)	157,835	1,174,292
TransMedics Group, Inc. (a)(b)	241,126	11,627,096
Treace Medical Concepts, Inc. (a)(b)	262,929	6,436,502
UFP Technologies, Inc. (a)	54,100	5,077,285
Utah Medical Products, Inc. (b)	25,330	2,268,302
Varex Imaging Corp. (a)(b)	305,325	6,750,736
Vicarious Surgical, Inc. (a)(b)	405,250	1,568,318
ViewRay, Inc. (a)(b)	1,183,497	5,077,202
Zimvie, Inc. (a)(b)	163,236	1,431,580
Zynex, Inc. (b)	177,680	2,025,552
		735,678,001
Health Care Providers & Services - 2.9%
1Life Healthcare, Inc. (a)(b)	1,422,802	24,329,914
23andMe Holding Co. Class A (a)(b)	2,047,380	6,428,773
Accolade, Inc. (a)	515,854	5,560,906
AdaptHealth Corp. (a)(b)	571,745	13,035,786
Addus HomeCare Corp. (a)(b)	121,720	12,466,562
Agiliti, Inc. (a)(b)	223,622	3,906,676
AirSculpt Technologies, Inc. (b)	97,899	663,755
Alignment Healthcare, Inc. (a)	669,729	8,867,212
AMN Healthcare Services, Inc. (a)	341,682	42,881,091
Apollo Medical Holdings, Inc. (a)(b)	309,692	10,981,678
ATI Physical Therapy, Inc. (a)(b)	555,650	605,659
Aveanna Healthcare Holdings, Inc. (a)(b)	290,040	403,156
Brookdale Senior Living, Inc. (a)	1,456,523	6,510,658
Cano Health, Inc. (a)(b)	1,276,337	4,569,286
CareMax, Inc. Class A (a)(b)	474,382	3,339,649
Castle Biosciences, Inc. (a)(b)	195,055	4,977,804
Clover Health Investments Corp. (a)(b)	3,037,746	4,799,639
Community Health Systems, Inc. (a)(b)	998,462	2,865,586
Corvel Corp. (a)(b)	70,549	11,584,851
Cross Country Healthcare, Inc. (a)	290,154	10,761,812
DocGo, Inc. Class A (a)(b)	635,699	6,293,420
Fulgent Genetics, Inc. (a)(b)	171,406	6,792,820
HealthEquity, Inc. (a)(b)	655,061	51,035,803
Hims & Hers Health, Inc. (a)(b)	962,975	4,371,907
Innovage Holding Corp. (a)(b)	145,489	900,577
Invitae Corp. (a)(b)	1,869,170	4,822,459
LHC Group, Inc. (a)	232,979	38,930,791
LifeStance Health Group, Inc. (a)(b)	572,605	4,323,168
Modivcare, Inc. (a)(b)	100,077	9,731,487
National Healthcare Corp. (b)	99,101	6,037,233
National Research Corp. Class A	110,488	4,500,176
Opko Health, Inc. (a)(b)	3,190,329	6,061,625
Option Care Health, Inc. (a)(b)	1,233,642	37,330,007
Owens & Minor, Inc.	583,186	9,914,162
P3 Health Partners, Inc. Class A (a)(b)	185,816	919,789
Patterson Companies, Inc.	688,067	17,869,100
Pediatrix Medical Group, Inc. (a)(b)	653,085	12,669,849
Pennant Group, Inc. (a)(b)	201,883	2,485,180
PetIQ, Inc. Class A (a)	220,726	1,814,368
Privia Health Group, Inc. (a)(b)	353,299	11,828,451
Progyny, Inc. (a)(b)	593,264	26,382,450
R1 Rcm, Inc. (a)(b)	1,188,461	20,988,221
RadNet, Inc. (a)(b)	393,327	7,520,412
Select Medical Holdings Corp. (b)	822,696	21,126,833
Sema4 Holdings Corp. Class A (a)(b)	1,219,722	1,256,314
Surgery Partners, Inc. (a)(b)	313,554	8,525,533
The Ensign Group, Inc.	424,678	38,127,591
The Joint Corp. (a)(b)	114,697	1,894,794
The Oncology Institute, Inc. (a)(b)	271,535	1,232,769
U.S. Physical Therapy, Inc. (b)	101,271	8,992,865
		554,220,607
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	863,530	12,693,891
American Well Corp. (a)(b)	1,821,008	7,447,923
Babylon Holdings Ltd. Class A (a)(b)	816,624	386,671
Computer Programs & Systems, Inc. (a)(b)	114,803	3,708,137
Evolent Health, Inc. (a)	647,473	20,596,116
Health Catalyst, Inc. (a)(b)	437,961	3,862,816
HealthStream, Inc. (a)	192,016	4,742,795
MultiPlan Corp. Class A (a)(b)	2,988,731	8,577,658
Nextgen Healthcare, Inc. (a)(b)	449,498	9,007,940
Nutex Health, Inc. (a)(b)	326,240	262,623
OptimizeRx Corp. (a)(b)	143,683	2,214,873
Pear Therapeutics, Inc. Class A (a)(b)	534,785	1,470,659
Phreesia, Inc. (a)(b)	390,287	10,662,641
Schrodinger, Inc. (a)(b)	427,460	10,246,216
Sharecare, Inc. Class A (a)(b)	2,345,200	4,502,784
Simulations Plus, Inc.	124,944	5,185,176
		105,568,919
Life Sciences Tools & Services - 0.8%
AbCellera Biologics, Inc. (a)(b)	1,639,595	19,396,409
Absci Corp. (a)(b)	440,974	1,393,478
Adaptive Biotechnologies Corp. (a)(b)	886,951	6,900,479
Akoya Biosciences, Inc. (a)(b)	127,069	1,747,199
Alpha Teknova, Inc. (a)(b)	51,569	236,702
Berkeley Lights, Inc. (a)	448,076	994,729
BioNano Genomics, Inc. (a)(b)	2,301,880	5,386,399
Codexis, Inc. (a)(b)	494,290	2,777,910
CryoPort, Inc. (a)(b)	346,689	9,624,087
Cytek Biosciences, Inc. (a)(b)	905,559	14,054,276
Inotiv, Inc. (a)(b)	137,985	2,867,328
MaxCyte, Inc. (a)(b)	692,951	4,795,221
Medpace Holdings, Inc. (a)(b)	200,436	44,492,783
Nanostring Technologies, Inc. (a)	369,174	3,861,560
Nautilus Biotechnology, Inc. (a)(b)	353,001	871,912
NeoGenomics, Inc. (a)	997,717	7,587,638
Pacific Biosciences of California, Inc. (a)(b)	1,785,152	15,066,683
Quanterix Corp. (a)(b)	272,428	3,015,778
Quantum-Si, Inc. (a)(b)	725,793	2,199,153
Science 37 Holdings, Inc. (a)(b)	463,886	672,635
Seer, Inc. (a)(b)	410,610	3,215,076
Singular Genomics Systems, Inc. (a)(b)	410,487	1,091,895
SomaLogic, Inc. Class A (a)(b)	1,192,896	4,139,349
		156,388,679
Pharmaceuticals - 1.6%
Aclaris Therapeutics, Inc. (a)	512,443	7,999,235
Aerie Pharmaceuticals, Inc. (a)	374,822	5,704,791
Amneal Pharmaceuticals, Inc. (a)(b)	812,687	1,787,911
Amphastar Pharmaceuticals, Inc. (a)	303,795	9,387,266
Amylyx Pharmaceuticals, Inc. (b)	278,902	9,948,434
AN2 Therapeutics, Inc. (b)	34,425	496,409
ANI Pharmaceuticals, Inc. (a)(b)	99,987	3,858,498
Arvinas Holding Co. LLC (a)(b)	385,293	19,152,915
Atea Pharmaceuticals, Inc. (a)(b)	609,495	3,656,970
Athira Pharma, Inc. (a)(b)	250,089	827,795
Axsome Therapeutics, Inc. (a)(b)	235,089	10,614,268
Cara Therapeutics, Inc. (a)(b)	358,883	3,373,500
Cassava Sciences, Inc. (a)(b)	301,545	10,988,300
CinCor Pharma, Inc. (b)	158,260	5,323,866
Collegium Pharmaceutical, Inc. (a)(b)	267,955	4,807,113
Corcept Therapeutics, Inc. (a)(b)	673,219	19,254,063
DICE Therapeutics, Inc. (a)	224,105	7,957,969
Edgewise Therapeutics, Inc. (a)(b)	237,174	2,255,525
Esperion Therapeutics, Inc. (a)(b)	525,337	4,270,990
Evolus, Inc. (a)(b)	283,700	2,428,472
Eyepoint Pharmaceuticals, Inc. (a)(b)	199,050	1,074,870
Fulcrum Therapeutics, Inc. (a)(b)	274,901	1,528,450
Harmony Biosciences Holdings, Inc. (a)(b)	208,188	10,825,776
Innoviva, Inc. (a)(b)	495,259	6,715,712
Intra-Cellular Therapies, Inc. (a)(b)	724,008	33,065,445
Liquidia Technologies, Inc. (a)(b)	378,801	1,852,337
Nektar Therapeutics (a)(b)	1,426,087	5,362,087
NGM Biopharmaceuticals, Inc. (a)	314,439	1,679,104
Nuvation Bio, Inc. (a)(b)	908,844	1,999,457
Ocular Therapeutix, Inc. (a)	619,660	2,236,973
Pacira Biosciences, Inc. (a)(b)	355,126	18,381,322
Phathom Pharmaceuticals, Inc. (a)(b)	183,953	1,949,902
Phibro Animal Health Corp. Class A (b)	163,998	2,409,131
Prestige Brands Holdings, Inc. (a)	391,783	21,344,338
Provention Bio, Inc. (a)(b)	467,030	3,241,188
Reata Pharmaceuticals, Inc. (a)(b)	218,882	7,048,000
Relmada Therapeutics, Inc. (a)(b)	215,140	1,374,745
Revance Therapeutics, Inc. (a)(b)	566,141	12,630,606
SIGA Technologies, Inc. (b)	371,835	3,417,164
Supernus Pharmaceuticals, Inc. (a)(b)	385,241	13,202,209
Tarsus Pharmaceuticals, Inc. (a)(b)	143,840	2,649,533
Theravance Biopharma, Inc. (a)(b)	504,447	5,029,337
Theseus Pharmaceuticals, Inc. (b)	125,449	674,916
Tricida, Inc. (a)(b)	261,685	86,958
Ventyx Biosciences, Inc. (b)	176,597	5,716,445
Xeris Biopharma Holdings, Inc. (a)(b)	1,033,317	1,653,307
Zogenix, Inc. rights (a)(c)	420,880	286,198
		301,529,800
TOTAL HEALTH CARE		3,181,579,542
INDUSTRIALS - 15.1%
Aerospace & Defense - 0.9%
AAR Corp. (a)	265,870	11,783,358
Aerojet Rocketdyne Holdings, Inc. (a)	625,531	30,306,977
AeroVironment, Inc. (a)	195,194	17,860,251
AerSale Corp. (a)(b)	129,750	2,750,700
Archer Aviation, Inc. Class A (a)(b)	1,131,528	3,224,855
Astra Space, Inc. Class A (a)(b)	1,165,570	734,775
Astronics Corp. (a)(b)	191,846	1,776,494
Cadre Holdings, Inc.	150,861	4,430,788
Ducommun, Inc. (a)	86,715	4,093,815
Kaman Corp.	223,300	7,167,930
Kratos Defense & Security Solutions, Inc. (a)	982,532	10,886,455
Maxar Technologies, Inc. (b)	582,753	13,018,702
Momentus, Inc. Class A (a)(b)	427,046	623,487
Moog, Inc. Class A	225,005	19,069,174
National Presto Industries, Inc.	41,006	2,890,513
Park Aerospace Corp.	142,346	1,770,784
Parsons Corp. (a)	261,594	12,263,527
Redwire Corp. (a)(b)	147,141	403,166
Rocket Lab U.S.A., Inc. Class A (a)(b)	1,714,319	8,725,884
Terran Orbital Corp. Class A (a)(b)	194,445	509,446
Triumph Group, Inc. (a)	511,919	4,632,867
V2X, Inc. (a)	97,867	4,011,568
Virgin Galactic Holdings, Inc. (a)(b)	1,799,919	8,315,626
		171,251,142
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)(b)	468,023	13,666,272
Atlas Air Worldwide Holdings, Inc. (a)(b)	219,876	22,238,259
Forward Air Corp.	212,608	22,508,809
Hub Group, Inc. Class A (a)	266,391	20,671,942
Radiant Logistics, Inc. (a)	293,822	1,783,500
		80,868,782
Airlines - 0.3%
Allegiant Travel Co. (a)	122,118	9,164,956
Blade Air Mobility, Inc. (a)(b)	435,322	1,958,949
Frontier Group Holdings, Inc. (a)(b)	294,730	3,863,910
Hawaiian Holdings, Inc. (a)(b)	392,067	5,657,527
Joby Aviation, Inc. (a)(b)	1,986,993	9,577,306
SkyWest, Inc. (a)	388,036	6,860,476
Spirit Airlines, Inc. (a)(b)	857,553	18,866,166
Sun Country Airlines Holdings, Inc. (a)(b)	264,012	4,298,115
Wheels Up Experience, Inc. Class A (a)	1,266,792	2,242,222
		62,489,627
Building Products - 1.2%
AAON, Inc. (b)	347,863	22,433,685
American Woodmark Corp. (a)(b)	131,694	5,972,323
Apogee Enterprises, Inc.	174,365	7,999,866
Caesarstone Sdot-Yam Ltd.	163,802	1,454,562
CSW Industrials, Inc.	115,275	14,861,253
Gibraltar Industries, Inc. (a)(b)	251,745	12,859,135
Griffon Corp.	362,548	11,652,293
Insteel Industries, Inc.	151,567	3,993,790
Janus International Group, Inc. (a)(b)	643,806	6,199,852
Jeld-Wen Holding, Inc. (a)(b)	671,888	7,128,732
Masonite International Corp. (a)(b)	175,544	12,556,662
PGT Innovations, Inc. (a)(b)	456,209	9,721,814
Quanex Building Products Corp. (b)	267,093	5,918,781
Resideo Technologies, Inc. (a)	1,143,508	27,009,659
Simpson Manufacturing Co. Ltd.	342,802	29,302,715
UFP Industries, Inc.	472,721	33,671,917
View, Inc. Class A (a)(b)	866,264	1,169,456
Zurn Elkay Water Solutions Cor	978,417	22,983,015
		236,889,510
Commercial Services & Supplies - 1.4%
ABM Industries, Inc. (b)	530,460	23,610,775
ACCO Brands Corp.	736,810	3,389,326
ACV Auctions, Inc. Class A (a)(b)	920,056	8,390,911
Aris Water Solution, Inc. Class A (b)	175,877	2,995,185
Brady Corp. Class A	360,258	16,481,804
BrightView Holdings, Inc. (a)(b)	356,065	3,176,100
Casella Waste Systems, Inc. Class A (a)(b)	393,612	32,201,398
Cimpress PLC (a)	141,765	3,300,289
CompX International, Inc. Class A	9,445	168,404
CoreCivic, Inc. (a)	918,830	9,620,150
Deluxe Corp. (b)	345,955	6,358,653
Ennis, Inc.	203,434	4,589,471
Harsco Corp. (a)	622,449	3,292,755
Healthcare Services Group, Inc.	590,127	8,238,173
Heritage-Crystal Clean, Inc. (a)	124,383	3,416,801
HNI Corp.	328,796	9,531,796
Interface, Inc. (b)	465,774	5,267,904
KAR Auction Services, Inc. (a)(b)	901,708	13,101,817
Kimball International, Inc. Class B	286,764	2,119,186
Li-Cycle Holdings Corp. (a)(b)	1,082,773	6,453,327
Matthews International Corp. Class A	237,074	6,372,549
Millerknoll, Inc. (b)	602,801	12,767,325
Montrose Environmental Group, Inc. (a)(b)	218,083	9,547,674
NL Industries, Inc.	64,234	562,690
Pitney Bowes, Inc. (b)	1,380,915	4,294,646
Quad/Graphics, Inc. (a)(b)	251,571	699,367
SP Plus Corp. (a)(b)	181,509	6,721,278
Steelcase, Inc. Class A (b)	687,201	5,339,552
The Brink's Co.	365,306	21,783,197
The GEO Group, Inc. (a)(b)	933,357	7,896,200
UniFirst Corp. (b)	118,160	21,742,622
Viad Corp. (a)(b)	158,707	5,916,597
VSE Corp.	79,353	3,673,250
		273,021,172
Construction & Engineering - 1.6%
Ameresco, Inc. Class A (a)(b)	251,852	15,232,009
API Group Corp. (a)(b)	1,635,775	26,973,930
Arcosa, Inc.	382,867	24,580,061
Argan, Inc.	109,087	3,782,046
Comfort Systems U.S.A., Inc.	280,350	34,561,548
Concrete Pumping Holdings, Inc. (a)	192,732	1,234,448
Construction Partners, Inc. Class A (a)(b)	316,214	9,846,904
Dycom Industries, Inc. (a)(b)	227,514	26,887,605
EMCOR Group, Inc.	384,416	54,241,098
Fluor Corp. (a)(b)	1,124,977	34,041,804
Granite Construction, Inc. (b)	348,301	11,748,193
Great Lakes Dredge & Dock Corp. (a)(b)	518,413	3,919,202
IES Holdings, Inc. (a)	67,008	2,213,944
MYR Group, Inc. (a)	130,437	11,414,542
Northwest Pipe Co. (a)	75,605	2,569,814
NV5 Global, Inc. (a)(b)	107,238	15,544,148
Primoris Services Corp.	418,363	8,446,749
Sterling Construction Co., Inc. (a)	231,826	6,256,984
Tutor Perini Corp. (a)(b)	334,457	2,481,671
		295,976,700
Electrical Equipment - 1.3%
Allied Motion Technologies, Inc. (b)	101,036	3,417,038
Array Technologies, Inc. (a)(b)	1,190,822	21,553,878
Atkore, Inc. (a)	326,097	31,077,044
AZZ, Inc.	195,168	7,845,754
Babcock & Wilcox Enterprises, Inc. (a)(b)	480,194	2,189,685
Blink Charging Co. (a)(b)	289,342	4,282,262
Bloom Energy Corp. Class A (a)(b)	1,389,445	25,996,516
Encore Wire Corp. (b)	146,186	20,113,732
Energy Vault Holdings, Inc. Class A (a)(b)	504,860	1,625,649
EnerSys	322,715	21,392,777
Enovix Corp. (a)(b)	860,317	16,234,182
ESS Tech, Inc. Class A (a)(b)	647,021	2,736,899
Fluence Energy, Inc. (b)	285,244	4,258,693
FTC Solar, Inc. (a)(b)	349,578	723,626
FuelCell Energy, Inc. (a)(b)	3,083,953	9,621,933
GrafTech International Ltd.	1,524,254	7,758,453
Heliogen, Inc. (a)(b)	729,166	1,312,499
NuScale Power Corp. (a)(b)	249,771	2,817,417
Powell Industries, Inc.	71,473	1,763,239
Preformed Line Products Co.	19,496	1,547,398
Shoals Technologies Group, Inc. (a)(b)	883,867	20,426,166
Stem, Inc. (a)(b)	1,139,426	15,496,194
SunPower Corp. (a)(b)	647,485	11,971,998
Thermon Group Holdings, Inc. (a)(b)	263,699	4,683,294
TPI Composites, Inc. (a)(b)	290,731	2,895,681
Vicor Corp. (a)(b)	175,550	8,386,024
		252,128,031
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A (b)	196,755	5,040,863
Machinery - 4.0%
3D Systems Corp. (a)(b)	1,003,481	8,860,737
Alamo Group, Inc.	79,478	12,087,014
Albany International Corp. Class A (b)	245,411	22,484,556
Altra Industrial Motion Corp.	515,311	30,990,804
Astec Industries, Inc.	182,547	7,968,177
Barnes Group, Inc.	384,832	13,611,508
Berkshire Grey, Inc. Class A (a)(b)	381,742	511,534
Blue Bird Corp. (a)(b)	131,934	1,209,835
Chart Industries, Inc. (a)(b)	290,129	64,663,952
CIRCOR International, Inc. (a)	147,315	3,045,001
Columbus McKinnon Corp. (NY Shares)	223,275	6,367,803
Desktop Metal, Inc. (a)(b)	2,107,015	5,330,748
Douglas Dynamics, Inc.	180,524	6,128,790
Energy Recovery, Inc. (a)(b)	433,380	11,150,867
Enerpac Tool Group Corp. Class A	461,529	11,727,452
EnPro Industries, Inc. (b)	163,625	17,426,063
ESCO Technologies, Inc.	203,846	17,565,410
Evoqua Water Technologies Corp. (a)(b)	928,572	36,381,451
Fathom Digital Manufacturing Corp. (a)(b)	72,720	184,709
Federal Signal Corp.	471,221	21,982,460
Franklin Electric Co., Inc.	362,925	29,738,075
Gorman-Rupp Co.	182,937	4,964,910
Helios Technologies, Inc. (b)	259,046	14,685,318
Hillenbrand, Inc.	548,132	24,216,472
Hillman Solutions Corp. Class A (a)(b)	1,064,326	8,312,386
Hydrofarm Holdings Group, Inc. (a)(b)	350,464	904,197
Hyliion Holdings Corp. Class A (a)(b)	1,039,127	2,961,512
Hyster-Yale Materials Handling, Inc. Class A	83,469	2,433,956
Hyzon Motors, Inc. Class A (a)(b)	706,741	1,349,875
John Bean Technologies Corp.	249,960	22,796,352
Kadant, Inc.	92,081	16,385,814
Kennametal, Inc.	642,377	17,157,890
Lightning eMotors, Inc. (a)(b)	306,432	471,905
Lindsay Corp.	87,142	14,753,141
Luxfer Holdings PLC sponsored	219,907	3,182,054
Manitowoc Co., Inc. (a)	271,209	2,473,426
Markforged Holding Corp. (a)(b)	874,283	1,905,937
Microvast Holdings, Inc. (a)(b)	1,324,591	3,245,248
Miller Industries, Inc.	82,854	2,106,977
Mueller Industries, Inc. (b)	441,294	27,642,656
Mueller Water Products, Inc. Class A	1,226,505	14,350,109
Nikola Corp. (a)(b)	2,561,005	9,706,209
Omega Flex, Inc. (b)	25,467	2,404,085
Proterra, Inc. Class A (a)(b)	1,754,938	10,950,813
Proto Labs, Inc. (a)	217,473	8,305,294
RBC Bearings, Inc. (a)(b)	224,912	57,021,939
REV Group, Inc. (b)	277,781	3,816,711
Sarcos Technology and Robotics Corp. Class A (a)(b)	850,015	1,717,030
Shyft Group, Inc. (The)	275,654	6,334,529
SPX Technologies, Inc. (a)(b)	344,672	22,693,204
Standex International Corp.	94,760	9,385,978
Tennant Co.	148,037	8,623,155
Terex Corp.	525,894	21,319,743
The Greenbrier Companies, Inc.	251,263	8,872,097
Titan International, Inc. (a)(b)	405,385	6,064,560
Trinity Industries, Inc.	643,236	18,351,523
Velo3D, Inc. (a)(b)	453,927	1,788,472
Wabash National Corp.	385,120	8,337,848
Watts Water Technologies, Inc. Class A (b)	216,114	31,630,445
Xos, Inc. Class A (a)(b)	410,499	463,864
		753,504,580
Marine - 0.3%
Costamare, Inc. (b)	414,354	3,911,502
Eagle Bulk Shipping, Inc. (b)	106,926	5,173,080
Eneti, Inc. (b)	182,385	1,499,205
Genco Shipping & Trading Ltd.	291,812	3,910,281
Golden Ocean Group Ltd. (b)	969,938	8,079,584
Matson, Inc.	304,421	22,399,297
Safe Bulkers, Inc. (b)	570,973	1,444,562
		46,417,511
Professional Services - 1.6%
Alight, Inc. Class A (a)(b)	2,680,586	22,222,058
ASGN, Inc. (a)	387,592	32,860,050
Atlas Technical Consultants, Inc. (a)(b)	107,796	817,094
Barrett Business Services, Inc.	56,177	4,899,758
CBIZ, Inc. (a)	379,443	18,835,551
CRA International, Inc. (b)	56,161	5,769,981
Exponent, Inc.	401,882	38,283,279
First Advantage Corp. (a)(b)	468,844	6,587,258
Forrester Research, Inc. (a)(b)	91,745	3,882,648
Franklin Covey Co. (a)	98,183	4,968,060
Heidrick & Struggles International, Inc.	156,232	4,399,493
HireRight Holdings Corp. (b)	171,581	2,309,480
Huron Consulting Group, Inc. (a)	161,909	11,921,360
ICF International, Inc.	144,754	17,316,921
Insperity, Inc. (b)	285,201	33,659,422
Kelly Services, Inc. Class A (non-vtg.)	271,100	4,429,774
Kforce, Inc.	162,625	10,289,284
Korn Ferry	428,525	23,821,705
LegalZoom.com, Inc. (a)(b)	765,718	7,082,892
Planet Labs PBC Class A (a)(b)	1,233,828	6,477,597
Red Violet, Inc. (a)(b)	71,387	1,244,989
Resources Connection, Inc.	258,478	4,722,393
Skillsoft Corp. (a)(b)	623,739	1,116,493
Spire Global, Inc. (a)(b)	951,854	1,370,670
Sterling Check Corp. (a)(b)	193,003	3,769,349
TriNet Group, Inc. (a)	294,965	19,166,826
TrueBlue, Inc. (a)	256,301	5,038,878
Upwork, Inc. (a)(b)	950,926	12,789,955
Willdan Group, Inc. (a)(b)	85,624	1,183,324
		311,236,542
Road & Rail - 0.5%
ArcBest Corp.	193,718	15,387,021
Bird Global, Inc. Class A (a)(b)	1,279,240	555,446
Covenant Transport Group, Inc. Class A	80,376	3,041,428
Daseke, Inc. (a)(b)	327,552	1,952,210
Heartland Express, Inc. (b)	366,044	5,446,735
Marten Transport Ltd.	461,351	8,659,558
P.A.M. Transportation Services, Inc.	53,840	1,499,444
Saia, Inc. (a)(b)	209,903	41,741,311
TuSimple Holdings, Inc. (a)(b)	1,113,496	3,819,291
Universal Logistics Holdings, Inc.	59,415	1,901,280
Werner Enterprises, Inc. (b)	497,274	19,493,141
		103,496,865
Trading Companies & Distributors - 1.6%
Alta Equipment Group, Inc.	142,057	1,737,357
Applied Industrial Technologies, Inc.	302,306	37,600,820
Beacon Roofing Supply, Inc. (a)	404,394	22,787,602
BlueLinx Corp. (a)(b)	72,779	5,128,008
Boise Cascade Co. (b)	312,874	20,890,597
Custom Truck One Source, Inc. Class A (a)(b)	481,413	3,336,192
Distribution Solutions Group I (a)	40,838	1,228,407
DXP Enterprises, Inc. (a)	121,485	3,475,686
GATX Corp. (b)	279,359	29,251,681
Global Industrial Co. (b)	97,853	3,105,854
GMS, Inc. (a)	342,132	16,148,630
H&E Equipment Services, Inc. (b)	252,083	9,518,654
Herc Holdings, Inc.	202,721	23,842,017
Hudson Technologies, Inc. (a)(b)	342,284	3,152,436
Karat Packaging, Inc. (a)	33,967	556,379
McGrath RentCorp.	190,288	17,896,586
MRC Global, Inc. (a)	655,352	6,573,181
NOW, Inc. (a)	872,850	11,111,381
Rush Enterprises, Inc.:
Class A	390,058	19,459,994
Class B	1,888	101,235
Textainer Group Holdings Ltd. (b)	354,079	10,594,044
Titan Machinery, Inc. (a)	161,407	5,549,173
Transcat, Inc. (a)(b)	56,799	4,700,685
Triton International Ltd. (b)	482,429	29,278,616
Veritiv Corp. (a)(b)	107,586	12,507,948
		299,533,163
TOTAL INDUSTRIALS		2,891,854,488
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 1.0%
ADTRAN Holdings, Inc.	557,395	12,519,092
Aviat Networks, Inc. (a)	87,396	2,854,353
Calix, Inc. (a)	448,811	33,050,442
Cambium Networks Corp. (a)(b)	89,884	1,739,255
Casa Systems, Inc. (a)(b)	239,646	754,885
Clearfield, Inc. (a)(b)	91,512	11,115,963
CommScope Holding Co., Inc. (a)(b)	1,619,518	21,442,418
Comtech Telecommunications Corp.	204,378	2,258,377
Digi International, Inc. (a)(b)	269,869	10,883,817
DZS, Inc. (a)(b)	134,545	2,137,920
Extreme Networks, Inc. (a)	996,931	17,884,942
Harmonic, Inc. (a)(b)	726,654	11,226,804
Infinera Corp. (a)(b)	1,498,726	8,407,853
Inseego Corp. (a)(b)	698,493	1,578,594
NETGEAR, Inc. (a)	222,510	4,372,322
NetScout Systems, Inc. (a)(b)	538,268	19,334,587
Ondas Holdings, Inc. (a)(b)	270,673	1,082,692
Ribbon Communications, Inc. (a)(b)	581,344	1,540,562
Viavi Solutions, Inc. (a)	1,790,740	27,040,174
		191,225,052
Electronic Equipment & Components - 2.3%
908 Devices, Inc. (a)(b)	175,445	2,805,366
Advanced Energy Industries, Inc.	298,270	23,458,936
Aeva Technologies, Inc. (a)(b)	771,478	1,542,956
AEye, Inc. Class A (a)(b)	214,665	186,866
Akoustis Technologies, Inc. (a)(b)	430,856	1,434,750
Arlo Technologies, Inc. (a)	691,058	3,558,949
Badger Meter, Inc. (b)	230,700	25,949,136
Belden, Inc. (b)	340,196	23,687,847
Benchmark Electronics, Inc.	276,715	7,855,939
Cepton, Inc. (a)(b)	387,177	851,789
CTS Corp. (b)	248,996	9,840,322
ePlus, Inc. (a)(b)	211,689	10,313,488
Evolv Technologies Holdings, Inc. (a)(b)	652,109	1,910,679
Fabrinet (a)	292,609	33,474,470
FARO Technologies, Inc. (a)	147,528	4,309,293
Focus Universal, Inc. (a)(b)	133,390	1,357,910
Identiv, Inc. (a)(b)	164,769	1,985,466
Insight Enterprises, Inc. (a)(b)	246,706	23,316,184
Itron, Inc. (a)(b)	356,380	17,423,418
Kimball Electronics, Inc. (a)	180,594	3,732,878
Knowles Corp. (a)	702,153	9,654,604
Lightwave Logic, Inc. (a)(b)	885,925	7,503,785
Methode Electronics, Inc. Class A	288,128	11,879,517
MicroVision, Inc. (a)(b)	1,309,116	4,791,365
Mirion Technologies, Inc. Class A (a)(b)	1,088,959	8,798,789
Napco Security Technologies, Inc. (b)	234,847	6,674,352
nLIGHT, Inc. (a)(b)	356,342	3,837,803
Novanta, Inc. (a)(b)	280,745	39,697,343
OSI Systems, Inc. (a)	128,283	10,542,297
Ouster, Inc. (a)(b)	1,125,769	1,407,211
Par Technology Corp. (a)(b)	209,572	6,031,482
PC Connection, Inc.	87,617	4,655,967
Plexus Corp. (a)	216,063	21,260,599
Rogers Corp. (a)(b)	147,315	34,667,639
Sanmina Corp. (a)	449,395	25,188,590
ScanSource, Inc. (a)	201,212	6,233,548
Smartrent, Inc. (a)(b)	971,520	2,671,680
TTM Technologies, Inc. (a)	798,977	12,232,338
Velodyne Lidar, Inc. (a)(b)	1,529,061	1,509,948
Vishay Intertechnology, Inc.	1,043,491	21,819,397
Vishay Precision Group, Inc. (a)	89,678	3,026,633
		443,081,529
IT Services - 2.1%
AvidXchange Holdings, Inc. (b)	1,161,193	10,566,856
BigCommerce Holdings, Inc. (a)(b)	510,008	7,578,719
Brightcove, Inc. (a)	303,762	2,035,205
Cantaloupe, Inc. (a)	460,402	1,542,347
Cass Information Systems, Inc.	104,138	4,455,024
Cerberus Cyber Sentinel Corp. (b)	341,035	1,179,981
Conduent, Inc. (a)	1,336,447	5,506,162
Core Scientific, Inc. (a)(b)	2,127,683	425,537
CSG Systems International, Inc.	248,456	16,067,650
Cyxtera Technologies, Inc. Class A (a)(b)	321,543	778,134
Digitalocean Holdings, Inc. (a)(b)	552,025	19,828,738
Edgio, Inc. (a)(b)	1,079,980	2,905,146
EVERTEC, Inc.	492,664	17,642,298
EVO Payments, Inc. Class A (a)	369,777	12,457,787
ExlService Holdings, Inc. (a)	255,429	46,449,764
Fastly, Inc. Class A (a)(b)	882,655	7,493,741
Flywire Corp. (a)(b)	444,283	9,752,012
Grid Dynamics Holdings, Inc. (a)	387,405	5,272,582
Hackett Group, Inc.	217,625	4,752,930
i3 Verticals, Inc. Class A (a)(b)	175,235	3,813,114
IBEX Ltd. (a)(b)	44,075	847,562
Information Services Group, Inc.	273,943	1,487,510
International Money Express, Inc. (a)	253,419	6,849,916
Marqeta, Inc. Class A (a)(b)	3,432,458	27,047,769
Maximus, Inc. (b)	476,629	29,393,710
MoneyGram International, Inc. (a)	730,620	7,737,266
Paya Holdings, Inc. (a)(b)	703,703	5,657,772
Payoneer Global, Inc. (a)(b)	1,712,632	13,272,898
Paysafe Ltd. (a)(b)	2,684,704	3,919,668
Perficient, Inc. (a)	270,649	18,125,364
PFSweb, Inc. (a)(b)	116,356	1,113,527
Priority Technology Holdings, Inc. (a)(b)	133,286	683,757
Rackspace Technology, Inc. (a)(b)	456,640	2,351,696
Remitly Global, Inc. (a)(b)	781,370	9,079,519
Repay Holdings Corp. (a)	698,561	4,254,236
Sabre Corp. (a)(b)	2,567,517	14,917,274
SolarWinds, Inc. (a)(b)	383,947	3,582,226
Squarespace, Inc. Class A (a)(b)	248,387	5,516,675
StoneCo Ltd. Class A (a)(b)	2,191,004	23,005,542
Ttec Holdings, Inc.	151,257	6,726,399
Tucows, Inc. (a)(b)	76,678	3,446,676
Unisys Corp. (a)(b)	527,320	4,482,220
Verra Mobility Corp. (a)(b)	1,129,403	19,278,909
		393,281,818
Semiconductors & Semiconductor Equipment - 2.2%
ACM Research, Inc. (b)	381,344	2,440,602
Alpha & Omega Semiconductor Ltd. (a)(b)	174,539	5,716,152
Ambarella, Inc. (a)	287,854	15,754,249
Amkor Technology, Inc. (b)	799,999	16,631,979
Atomera, Inc. (a)(b)	164,487	1,482,028
Axcelis Technologies, Inc. (a)	258,096	14,969,568
AXT, Inc. (a)	316,953	1,438,967
CEVA, Inc. (a)(b)	182,169	5,038,795
Cohu, Inc. (a)(b)	380,219	12,516,809
Credo Technology Group Holding Ltd. (b)	762,616	10,478,344
CyberOptics Corp. (a)	55,999	3,022,266
Diodes, Inc. (a)(b)	352,168	25,239,881
FormFactor, Inc. (a)	610,481	12,337,821
Ichor Holdings Ltd. (a)(b)	223,489	5,685,560
Impinj, Inc. (a)	165,066	18,921,516
indie Semiconductor, Inc. (a)(b)	802,149	6,272,805
Kulicke & Soffa Industries, Inc. (b)	451,442	18,933,477
MACOM Technology Solutions Holdings, Inc. (a)(b)	397,858	23,024,042
MaxLinear, Inc. Class A (a)(b)	575,997	17,786,787
Onto Innovation, Inc. (a)	392,277	26,219,795
PDF Solutions, Inc. (a)(b)	236,832	5,584,499
Photronics, Inc. (a)	472,365	7,661,760
Power Integrations, Inc. (b)	447,335	29,841,718
Rambus, Inc. (a)(b)	863,311	26,037,460
Rigetti Computing, Inc. Class A (a)	277,782	583,342
Rockley Photonics Holdings Ltd. (a)(b)	759,393	387,366
Semtech Corp. (a)	499,199	13,822,820
Silicon Laboratories, Inc. (a)(b)	267,566	30,748,685
SiTime Corp. (a)(b)	128,639	11,553,069
SkyWater Technology, Inc. (a)(b)	87,574	710,225
SMART Global Holdings, Inc. (a)(b)	387,987	5,249,464
Synaptics, Inc. (a)(b)	313,461	27,772,645
Transphorm, Inc. (a)(b)	154,685	1,067,327
Ultra Clean Holdings, Inc. (a)	358,387	11,149,420
Veeco Instruments, Inc. (a)(b)	400,602	7,302,974
		423,384,217
Software - 4.7%
8x8, Inc. (a)(b)	953,550	4,033,517
A10 Networks, Inc. (b)	523,683	8,797,874
ACI Worldwide, Inc. (a)	901,069	21,923,009
Adeia, Inc.	815,787	9,120,499
Agilysys, Inc. (a)	156,750	10,058,648
Alarm.com Holdings, Inc. (a)	379,170	22,310,363
Alkami Technology, Inc. (a)(b)	288,117	4,566,654
Altair Engineering, Inc. Class A (a)(b)	412,455	20,230,918
American Software, Inc. Class A	285,143	4,884,500
Amplitude, Inc. (a)(b)	446,353	7,498,730
AppFolio, Inc. (a)(b)	150,598	18,880,471
Appian Corp. Class A (a)(b)	318,421	15,545,313
Applied Blockchain, Inc. (b)	62,360	140,310
Arteris, Inc. (b)	126,245	699,397
Asana, Inc. (a)(b)	583,328	12,016,557
Avaya Holdings Corp. (a)(b)	675,212	1,066,835
AvePoint, Inc. (a)(b)	1,034,292	4,519,856
Benefitfocus, Inc. (a)(b)	180,417	1,271,940
Blackbaud, Inc. (a)(b)	366,242	20,033,437
BlackLine, Inc. (a)(b)	436,136	24,423,616
Blend Labs, Inc. (a)(b)	1,471,340	3,693,063
Box, Inc. Class A (a)	1,102,777	32,035,672
BTRS Holdings, Inc. (a)	791,069	7,467,691
C3.ai, Inc. (a)(b)	544,041	7,132,378
Cerence, Inc. (a)(b)	309,730	5,327,356
ChannelAdvisor Corp. (a)	222,678	5,130,501
Cipher Mining, Inc. (a)(b)	298,008	300,988
Cleanspark, Inc. (a)(b)	367,487	1,278,855
Clear Secure, Inc. (a)(b)	493,360	13,330,587
CommVault Systems, Inc. (a)	352,087	21,438,577
Consensus Cloud Solutions, Inc. (a)(b)	124,822	7,007,507
Couchbase, Inc. (a)	212,448	2,719,334
CS Disco, Inc. (a)(b)	182,269	1,953,924
Cvent Holding Corp. (a)(b)	370,630	2,168,186
Digimarc Corp. (a)(b)	105,080	1,717,007
Digital Turbine, Inc. (a)(b)	747,581	10,914,683
Domo, Inc. Class B (a)	242,611	4,286,936
Duck Creek Technologies, Inc. (a)	616,317	7,358,825
E2open Parent Holdings, Inc. (a)(b)	1,570,136	9,153,893
Ebix, Inc. (b)	208,320	4,122,653
eGain Communications Corp. (a)	154,520	1,243,886
Enfusion, Inc. Class A (b)	208,197	2,950,151
EngageSmart, Inc. (a)(b)	279,897	5,497,177
Envestnet, Inc. (a)(b)	434,523	21,426,329
Everbridge, Inc. (a)	313,716	9,828,722
EverCommerce, Inc. (a)(b)	200,398	1,745,467
ForgeRock, Inc. (a)(b)	241,067	5,438,472
Greenidge Generation Holdings, Inc. (a)(b)	98,343	95,609
Instructure Holdings, Inc. (a)(b)	140,820	3,326,168
Intapp, Inc. (a)(b)	116,006	2,605,495
InterDigital, Inc. (b)	233,737	11,656,464
IronNet, Inc. Class A (a)(b)	499,642	354,746
Kaleyra, Inc. (a)(b)	223,510	192,241
KnowBe4, Inc. (a)	578,255	14,213,508
Latch, Inc. (a)(b)	842,260	1,128,628
LivePerson, Inc. (a)(b)	558,135	5,899,487
Liveramp Holdings, Inc. (a)	525,500	9,648,180
Livevox Holdings, Inc. (a)(b)	147,045	457,310
Marathon Digital Holdings, Inc. (a)(b)	877,463	11,503,540
Matterport, Inc. (a)(b)	1,747,100	6,097,379
MeridianLink, Inc. (a)(b)	186,628	3,359,304
MicroStrategy, Inc. Class A (a)(b)	74,269	19,867,700
Mitek Systems, Inc. (a)	339,547	3,840,277
Model N, Inc. (a)(b)	289,959	11,018,442
Momentive Global, Inc. (a)	1,035,711	8,037,117
N-able, Inc. (a)(b)	545,583	5,908,664
Nextnav, Inc. (a)(b)	524,330	1,798,452
Olo, Inc. (a)(b)	714,861	6,297,925
ON24, Inc. (a)(b)	333,743	2,716,668
Onespan, Inc. (a)	316,142	3,474,401
Pagerduty, Inc. (a)(b)	675,604	16,849,564
Progress Software Corp. (b)	344,246	17,566,873
PROS Holdings, Inc. (a)	324,323	8,091,859
Q2 Holdings, Inc. (a)(b)	442,615	13,738,770
Qualys, Inc. (a)	304,157	43,360,622
Rapid7, Inc. (a)(b)	459,280	20,791,606
Rimini Street, Inc. (a)(b)	394,975	2,215,810
Riot Blockchain, Inc. (a)(b)	1,069,759	7,370,640
Sapiens International Corp. NV	249,687	4,911,343
SecureWorks Corp. (a)	71,748	586,899
ShotSpotter, Inc. (a)(b)	67,881	2,579,478
Sprout Social, Inc. (a)(b)	364,503	21,990,466
SPS Commerce, Inc. (a)(b)	286,599	36,260,505
Sumo Logic, Inc. (a)	898,682	6,928,838
Telos Corp. (a)(b)	428,104	4,537,902
Tenable Holdings, Inc. (a)	868,314	35,288,281
TeraWulf, Inc. (a)(b)	161,045	183,591
Upland Software, Inc. (a)(b)	234,090	1,882,084
UserTesting, Inc. (a)(b)	369,935	2,737,519
Varonis Systems, Inc. (a)(b)	862,040	23,076,811
Verint Systems, Inc. (a)(b)	501,387	17,764,141
Veritone, Inc. (a)(b)	254,147	1,883,229
Viant Technology, Inc. (a)	86,310	393,574
Weave Communications, Inc. (b)	251,667	1,384,169
Workiva, Inc. (a)(b)	376,534	29,298,111
Xperi, Inc. (a)	335,162	4,682,213
Yext, Inc. (a)(b)	934,796	4,973,115
Zeta Global Holdings Corp. (a)(b)	864,696	7,211,565
Zuora, Inc. (a)(b)	970,328	7,461,822
		888,190,369
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)(b)	281,884	7,748,991
CompoSecure, Inc. (a)(b)	54,245	289,668
Corsair Gaming, Inc. (a)(b)	305,129	4,210,780
Diebold Nixdorf, Inc. (a)(b)	584,642	1,455,759
Eastman Kodak Co. (a)(b)	443,529	2,372,880
IonQ, Inc. (a)(b)	939,215	5,531,976
Super Micro Computer, Inc. (a)	358,760	24,966,108
Turtle Beach Corp. (a)(b)	121,139	944,884
Xerox Holdings Corp.	898,400	13,143,592
		60,664,638
TOTAL INFORMATION TECHNOLOGY		2,399,827,623
MATERIALS - 4.1%
Chemicals - 2.1%
AdvanSix, Inc.	216,926	7,891,768
American Vanguard Corp. (b)	230,575	5,365,480
Amyris, Inc. (a)(b)	1,554,670	4,368,623
Aspen Aerogels, Inc. (a)(b)	245,699	3,115,463
Avient Corp. (b)	719,730	24,823,488
Balchem Corp. (b)	251,322	35,134,816
Cabot Corp. (b)	437,502	32,147,647
Chase Corp. (b)	60,186	5,670,123
Danimer Scientific, Inc. (a)(b)	722,706	1,893,490
Diversey Holdings Ltd. (a)(b)	625,777	3,379,196
Ecovyst, Inc. (a)	596,402	5,934,200
FutureFuel Corp.	201,300	1,376,892
H.B. Fuller Co. (b)	417,280	29,088,589
Hawkins, Inc.	153,539	6,913,861
Ingevity Corp. (a)	300,550	20,217,999
Innospec, Inc.	195,357	19,533,746
Intrepid Potash, Inc. (a)(b)	88,389	3,999,602
Koppers Holdings, Inc.	159,695	3,985,987
Kronos Worldwide, Inc. (b)	179,519	1,705,431
Livent Corp. (a)(b)	1,279,388	40,390,279
LSB Industries, Inc. (a)	251,330	4,430,948
Mativ, Inc. (b)	431,715	10,248,914
Minerals Technologies, Inc.	252,836	13,908,508
Origin Materials, Inc. Class A (a)(b)	830,261	4,715,882
Orion Engineered Carbons SA	476,092	7,598,428
Perimeter Solutions SA (a)(b)	960,404	7,673,628
PureCycle Technologies, Inc. (a)(b)	838,923	6,937,893
Quaker Houghton (b)	107,435	17,473,228
Rayonier Advanced Materials, Inc. (a)	475,004	2,161,268
Sensient Technologies Corp.	330,212	23,596,950
Stepan Co.	168,285	17,575,685
Tredegar Corp. (b)	196,700	2,142,063
Trinseo PLC (b)	279,362	5,257,593
Tronox Holdings PLC	924,792	11,097,504
Valhi, Inc.	17,749	484,903
		392,240,075
Construction Materials - 0.1%
Summit Materials, Inc. (a)(b)	935,563	24,652,085
United States Lime & Minerals, Inc.	15,807	1,994,053
		26,646,138
Containers & Packaging - 0.3%
Cryptyde, Inc. (a)(b)	136,811	74,247
Greif, Inc.:
Class A (b)	245,780	16,273,094
Class B	1,882	133,264
Myers Industries, Inc. (b)	287,958	5,842,668
O-I Glass, Inc. (a)(b)	1,223,884	19,961,548
Pactiv Evergreen, Inc.	348,032	3,797,029
Ranpak Holdings Corp. (A Shares) (a)	347,269	1,319,622
TriMas Corp.	329,918	7,538,626
		54,940,098
Metals & Mining - 1.5%
5E Advanced Materials, Inc. (a)(b)	262,906	3,517,682
Alpha Metallurgical Resources (b)	130,645	22,059,408
Arconic Corp. (a)	810,096	16,817,593
ATI, Inc. (a)(b)	975,692	29,036,594
Carpenter Technology Corp.	376,764	14,090,974
Century Aluminum Co. (a)(b)	417,073	3,007,096
Coeur d'Alene Mines Corp. (a)(b)	2,200,881	8,319,330
Commercial Metals Co.	954,321	43,421,606
Compass Minerals International, Inc. (b)	269,571	10,658,837
Constellium NV (a)	999,529	11,014,810
Dakota Gold Corp. (a)(b)	372,373	1,284,687
Haynes International, Inc.	97,379	4,762,807
Hecla Mining Co. (b)	4,366,611	19,955,412
Hycroft Mining Holding Corp. (a)(b)	1,151,016	793,741
Ivanhoe Electric, Inc. (a)(b)	114,020	1,192,649
Kaiser Aluminum Corp. (b)	125,343	10,126,461
Materion Corp.	160,963	13,796,139
Novagold Resources, Inc. (a)(b)	1,880,265	8,705,627
Olympic Steel, Inc.	75,883	2,064,776
Piedmont Lithium, Inc. (a)(b)	136,999	8,524,078
PolyMet Mining Corp. (a)	242,610	725,404
Ramaco Resources, Inc. (b)	180,934	2,042,745
Ryerson Holding Corp.	155,302	5,210,382
Schnitzer Steel Industries, Inc. Class A	206,623	5,576,755
SunCoke Energy, Inc.	652,973	4,740,584
TimkenSteel Corp. (a)(b)	366,816	6,397,271
Warrior Metropolitan Coal, Inc.	405,145	15,047,085
Worthington Industries, Inc. (b)	248,763	11,831,168
		284,721,701
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	132,925	5,912,504
Glatfelter Corp. (b)	365,464	1,034,263
Resolute Forest Products, Inc. (a)	359,107	7,473,017
Sylvamo Corp. (b)	280,237	13,499,016
		27,918,800
TOTAL MATERIALS		786,466,812
REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Acadia Realty Trust (SBI)	757,347	10,580,138
Agree Realty Corp.	627,605	43,116,464
Alexander & Baldwin, Inc.	588,213	11,458,389
Alexanders, Inc.	18,921	4,444,354
American Assets Trust, Inc.	406,157	11,161,194
Apartment Investment & Management Co. Class A (b)	1,179,520	9,365,389
Apple Hospitality (REIT), Inc.	1,707,120	29,225,894
Armada Hoffler Properties, Inc.	567,364	6,632,485
Ashford Hospitality Trust, Inc. (a)	274,462	2,228,631
Bluerock Homes Trust, Inc. (a)	29,108	736,432
Braemar Hotels & Resorts, Inc.	555,523	2,738,728
Brandywine Realty Trust (SBI)	1,390,304	9,120,394
Broadstone Net Lease, Inc.	1,342,226	23,005,754
BRT Apartments Corp.	90,569	2,007,009
CareTrust (REIT), Inc.	774,314	14,464,186
CBL & Associates Properties, Inc. (b)	210,705	6,053,555
Centerspace	125,645	8,707,199
Chatham Lodging Trust (a)	385,985	5,006,225
City Office REIT, Inc.	354,928	3,769,335
Clipper Realty, Inc.	95,498	677,081
Community Healthcare Trust, Inc.	203,470	7,040,062
Corporate Office Properties Trust (SBI)	901,021	24,012,210
CTO Realty Growth, Inc.	149,180	2,998,518
DiamondRock Hospitality Co.	1,665,645	15,557,124
Diversified Healthcare Trust (SBI)	1,948,083	2,649,393
Easterly Government Properties, Inc.	750,482	13,050,882
Elme Communities (SBI)	703,664	13,432,946
Empire State Realty Trust, Inc.	1,082,075	7,974,893
Equity Commonwealth	834,417	21,828,349
Essential Properties Realty Trust, Inc.	1,133,451	24,391,866
Farmland Partners, Inc.	390,748	5,474,379
Four Corners Property Trust, Inc.	664,529	17,025,233
Franklin Street Properties Corp.	837,942	2,413,273
Getty Realty Corp.	347,176	10,932,572
Gladstone Commercial Corp.	334,729	5,887,883
Gladstone Land Corp.	262,240	5,336,584
Global Medical REIT, Inc.	534,354	4,883,996
Global Net Lease, Inc.	857,966	10,510,084
Hersha Hospitality Trust	252,720	2,312,388
Independence Realty Trust, Inc.	1,770,792	29,678,474
Indus Realty Trust, Inc. (b)	46,342	2,400,052
Industrial Logistics Properties Trust	530,313	2,481,865
InvenTrust Properties Corp.	545,704	13,751,741
iStar Financial, Inc.	546,467	5,726,974
Kite Realty Group Trust	1,733,430	34,044,565
LTC Properties, Inc.	320,150	12,380,201
LXP Industrial Trust (REIT)	2,213,411	21,425,818
National Health Investors, Inc.	343,663	19,485,692
Necessity Retail (REIT), Inc./The	1,097,458	7,506,613
NETSTREIT Corp. (b)	496,514	9,344,393
NexPoint Residential Trust, Inc.	183,064	8,347,718
Office Properties Income Trust	410,851	6,286,020
One Liberty Properties, Inc.	142,559	3,213,280
Orion Office (REIT), Inc.	462,174	4,330,570
Outfront Media, Inc.	1,168,729	21,095,558
Paramount Group, Inc.	1,536,616	9,941,906
Pebblebrook Hotel Trust	1,029,575	16,514,383
Phillips Edison & Co., Inc. (b)	936,100	28,214,054
Physicians Realty Trust	1,805,491	27,190,694
Piedmont Office Realty Trust, Inc. Class A	1,007,051	10,523,683
Plymouth Industrial REIT, Inc.	311,980	5,752,911
Postal Realty Trust, Inc.	162,902	2,554,303
Potlatch Corp.	634,125	28,212,221
Retail Opportunity Investments Corp.	977,321	14,151,608
RLJ Lodging Trust	1,269,548	15,450,399
RPT Realty	703,696	6,544,373
Ryman Hospitality Properties, Inc.	425,874	37,868,716
Sabra Health Care REIT, Inc.	1,834,773	25,062,999
Safehold, Inc. (b)	178,838	5,231,012
Saul Centers, Inc.	97,974	4,012,035
Service Properties Trust	1,302,290	10,561,572
SITE Centers Corp.	1,568,339	19,416,037
Stag Industrial, Inc.	1,437,985	45,425,946
Summit Hotel Properties, Inc.	838,572	7,245,262
Sunstone Hotel Investors, Inc.	1,679,818	18,729,971
Tanger Factory Outlet Centers, Inc.	808,105	14,553,971
Terreno Realty Corp.	594,939	33,994,814
The Macerich Co.	1,710,490	19,037,754
UMH Properties, Inc.	414,860	7,276,644
Uniti Group, Inc.	1,906,078	14,791,165
Universal Health Realty Income Trust (SBI)	113,346	5,516,550
Urban Edge Properties	925,074	13,062,045
Urstadt Biddle Properties, Inc. Class A	254,825	4,775,421
Veris Residential, Inc. (a)	684,263	10,831,883
Whitestone REIT Class B	396,271	3,728,910
Xenia Hotels & Resorts, Inc.	911,257	15,564,270
		1,085,448,517
Real Estate Management & Development - 0.6%
Anywhere Real Estate, Inc. (a)(b)	896,991	6,664,643
Compass, Inc. (a)(b)	2,169,057	5,726,310
Cushman & Wakefield PLC (a)(b)	1,260,840	14,562,702
Digitalbridge Group, Inc.	1,281,419	16,402,163
Doma Holdings, Inc. Class A (a)(b)	1,037,435	562,912
Douglas Elliman, Inc.	613,438	2,834,084
eXp World Holdings, Inc. (b)	563,704	7,446,530
Forestar Group, Inc. (a)(b)	146,968	1,701,889
FRP Holdings, Inc. (a)(b)	49,618	3,008,339
Kennedy-Wilson Holdings, Inc. (b)	932,367	15,486,616
Marcus & Millichap, Inc. (b)	204,092	7,518,749
Newmark Group, Inc.	1,124,264	9,207,722
Offerpad Solutions, Inc. (a)(b)	535,794	522,131
RE/MAX Holdings, Inc. (b)	148,326	2,886,424
Redfin Corp. (a)(b)	843,181	4,055,701
Stratus Properties, Inc.	43,798	1,294,669
Tejon Ranch Co. (a)	155,009	2,625,852
The RMR Group, Inc.	129,277	3,538,311
The St. Joe Co.	274,669	9,758,990
Transcontinental Realty Investors, Inc. (a)	7,515	308,791
		116,113,528
TOTAL REAL ESTATE		1,201,562,045
UTILITIES - 3.3%
Electric Utilities - 0.7%
Allete, Inc. (b)	452,138	25,441,805
MGE Energy, Inc.	288,876	19,669,567
Otter Tail Corp.	326,228	21,994,292
PNM Resources, Inc.	667,236	31,006,457
Portland General Electric Co. (b)	702,326	31,562,530
Via Renewables, Inc. Class A, (b)	94,328	659,353
		130,334,004
Gas Utilities - 1.2%
Brookfield Infrastructure Corp. A Shares (b)	771,989	33,288,166
Chesapeake Utilities Corp.	139,378	17,335,836
New Jersey Resources Corp. (b)	760,231	33,936,712
Northwest Natural Holding Co.	276,460	13,294,961
ONE Gas, Inc.	424,917	32,922,569
South Jersey Industries, Inc.	957,953	33,212,231
Southwest Gas Corp.	528,944	38,649,938
Spire, Inc. (b)	404,546	28,241,356
		230,881,769
Independent Power and Renewable Electricity Producers - 0.5%
Altus Power, Inc. Class A (a)(b)	334,378	3,330,405
Clearway Energy, Inc.:
Class A	818,647	26,466,858
Class C (b)	152,858	5,310,287
Montauk Renewables, Inc. (a)(b)	512,022	7,664,969
Ormat Technologies, Inc. (b)	356,570	32,251,757
Sunnova Energy International, Inc. (a)(b)	786,460	14,580,968
		89,605,244
Multi-Utilities - 0.4%
Avista Corp. (b)	573,904	23,547,281
Black Hills Corp. (b)	511,642	33,446,038
NorthWestern Energy Corp.	443,759	23,443,788
Unitil Corp.	127,432	6,716,941
		87,154,048
Water Utilities - 0.5%
American States Water Co.	293,276	26,529,747
Artesian Resources Corp. Class A	65,763	3,438,090
California Water Service Group	431,335	26,768,650
Global Water Resources, Inc.	95,213	1,214,918
Middlesex Water Co.	139,340	12,466,750
Pure Cycle Corp. (a)(b)	160,039	1,381,137
SJW Group	214,912	15,189,980
York Water Co. (b)	115,785	5,043,595
		92,032,867
TOTAL UTILITIES		630,007,932
TOTAL COMMON STOCKS (Cost $18,141,300,629)		18,907,223,200

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (e) (Cost $20,942,835)	21,000,000	20,799,961

Money Market Funds - 18.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (f)	134,016,428	134,043,231
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	3,467,119,263	3,467,465,975
TOTAL MONEY MARKET FUNDS (Cost $3,601,491,243)		3,601,509,206

TOTAL INVESTMENT IN SECURITIES - 118.1% (Cost $21,763,734,707)	22,529,532,367
NET OTHER ASSETS (LIABILITIES) - (18.1)%	(3,454,970,963)
NET ASSETS - 100.0%	19,074,561,404

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1,853	Dec 2022	171,680,450	13,744,039	13,744,039

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $196,481,658.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,838,760.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	194,733,187	3,263,916,452	3,324,606,409	1,723,783	-	1	134,043,231	0.3%
Fidelity Securities Lending Cash Central Fund 3.10%	2,697,694,701	6,572,602,246	5,802,830,972	20,047,880	-	-	3,467,465,975	9.8%
Total	2,892,427,888	9,836,518,698	9,127,437,381	21,771,663	-	1	3,601,509,206

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Playstudios, Inc. Class A	-	3,269,187	-	-	-	(534,318)	-
Total	-	3,269,187	-	-	-	(534,318)	-

Purchase and Sales proceeds in the table above include the value of securities received or delivered through in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	513,859,020	513,859,020	-	-
Consumer Discretionary	1,983,328,775	1,983,328,775	-	-
Consumer Staples	662,950,906	662,950,906	-	-
Energy	1,322,516,726	1,322,516,726	-	-
Financials	3,333,269,331	3,333,269,331	-	-
Health Care	3,181,579,542	3,181,293,338	-	286,204
Industrials	2,891,854,488	2,891,854,488	-	-
Information Technology	2,399,827,623	2,399,827,623	-	-
Materials	786,466,812	786,466,812	-	-
Real Estate	1,201,562,045	1,201,562,045	-	-
Utilities	630,007,932	630,007,932	-	-

U.S. Government and Government Agency Obligations	20,799,961	-	20,799,961	-

Money Market Funds	3,601,509,206	3,601,509,206	-	-
Total Investments in Securities:	22,529,532,367	22,508,446,202	20,799,961	286,204
Derivative Instruments:

Assets
Futures Contracts	13,744,039	13,744,039	-	-
Total Assets	13,744,039	13,744,039	-	-
Total Derivative Instruments:	13,744,039	13,744,039	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	13,744,039	0
Total Equity Risk	13,744,039	0
Total Value of Derivatives	13,744,039	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Small Cap Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,348,370,100) - See accompanying schedule:
Unaffiliated issuers (cost $18,162,243,464)	$18,928,023,161
Fidelity Central Funds (cost $3,601,491,243)	3,601,509,206

Total Investment in Securities (cost $21,763,734,707)		$22,529,532,367
Cash		2,299,185
Receivable for investments sold		3,172,093
Receivable for fund shares sold		21,697,393
Dividends receivable		5,367,869
Distributions receivable from Fidelity Central Funds		3,143,498
Receivable for daily variation margin on futures contracts		164,602
Other receivables		297,374
Total assets		22,565,674,381
Liabilities
Payable for investments purchased	5,424,174
Payable for fund shares redeemed	17,892,857
Accrued management fee	373,900
Collateral on securities loaned	3,467,422,046
Total Liabilities		3,491,112,977
Net Assets		$19,074,561,404
Net Assets consist of:
Paid in capital		$18,264,522,817
Total accumulated earnings (loss)		810,038,587
Net Assets		$19,074,561,404
Net Asset Value , offering price and redemption price per share ($19,074,561,404 ÷ 831,023,412 shares)		$22.95

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$139,455,900
Interest		125,916
Income from Fidelity Central Funds (including $20,047,880 from security lending)		21,771,663
Total Income		161,353,479
Expenses
Management fee	$2,253,302
Independent trustees' fees and expenses	33,283
Total expenses before reductions	2,286,585
Expense reductions	(2,304)
Total expenses after reductions		2,284,281
Net Investment income (loss)		159,069,198
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	259,869,124
Futures contracts	5,114,740
Total net realized gain (loss)		264,983,864
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(451,433,563)
Fidelity Central Funds	1
Other affiliated issuers	(534,318)
Futures contracts	25,399,220
Total change in net unrealized appreciation (depreciation)		(426,568,660)
Net gain (loss)		(161,584,796)
Net increase (decrease) in net assets resulting from operations		$(2,515,598)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$159,069,198	$234,335,415
Net realized gain (loss)	264,983,864	1,360,437,369
Change in net unrealized appreciation (depreciation)	(426,568,660)	(5,274,911,692)
Net increase (decrease) in net assets resulting from operations	(2,515,598)	(3,680,138,908)
Distributions to shareholders	-	(803,693,172)
Share transactions
Proceeds from sales of shares	3,154,626,095	10,108,089,119
Reinvestment of distributions	-	759,419,198
Cost of shares redeemed	(2,782,093,185)	(8,894,495,318)
Net increase (decrease) in net assets resulting from share transactions	372,532,910	1,973,012,999
Total increase (decrease) in net assets	370,017,312	(2,510,819,081)

Net Assets
Beginning of period	18,704,544,092	21,215,363,173
End of period	$19,074,561,404	$18,704,544,092

Other Information
Shares
Sold	141,842,410	369,838,910
Issued in reinvestment of distributions	-	27,878,199
Redeemed	(124,742,353)	(321,734,800)
Net increase (decrease)	17,100,057	75,982,309

Financial Highlights
Fidelity® Small Cap Index Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$22.98	$28.75	$16.60	$20.43	$20.49	$19.03
Income from Investment Operations
Net investment income (loss) A,B	.19	.30	.25	.27	.27	.28
Net realized and unrealized gain (loss)	(.22)	(4.99)	12.13	(3.48)	.60	1.93
Total from investment operations	(.03)	(4.69)	12.38	(3.21)	.87	2.21
Distributions from net investment income	-	(.35)	(.23)	(.28)	(.23)	(.23)
Distributions from net realized gain	-	(.73)	-	(.35)	(.70)	(.51)
Total distributions	-	(1.08)	(.23)	(.62) C	(.93)	(.75) C
Net asset value, end of period	$22.95	$22.98	$28.75	$16.60	$20.43	$20.49
Total Return D,E	(.13)%	(16.89)%	74.95%	(16.27)%	4.74%	11.73%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.02% H,I	.02% H	.03%	.03%	.03%	.04%
Expenses net of fee waivers, if any	.02% H,I	.02% H	.03%	.03%	.03%	.04%
Expenses net of all reductions	.02% H,I	.02% H	.03%	.03%	.03%	.04%
Net investment income (loss)	1.73% I	1.10%	1.09%	1.42%	1.37%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$19,074,561	$18,704,544	$21,215,363	$9,927,295	$8,564,571	$353,568
Portfolio turnover rate J	17% I,K	24% K	19%	17%	18%	14% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Mid Cap Index Fund and   Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Mid Cap Index Fund	$89,719

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnerships, certain deemed dividends, redemptions in kind, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Index Fund	$22,961,233,719	$5,289,606,140	$(3,166,168,558)	$2,123,437,582
Fidelity Small Cap Index Fund	21,983,408,595	4,132,766,883	(3,572,899,072)	559,867,811
Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2021, to April 30, 2022. Loss deferrals were as follows:
Capital losses
Fidelity Small Cap Index Fund	(155,539,373)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	3,934,284,538	2,042,498,572
Fidelity Small Cap Index Fund	3,215,082,094	1,509,455,082

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	18,229,349	293,092,884	469,588,022
Fidelity Small Cap Index Fund	21,136,549	295,395,555	463,390,557

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	9,065,524	153,247,486	281,565,838
Fidelity Small Cap Index Fund	49,257,749	852,368,692	1,380,190,093

6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .025% of each Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of each Fund's average net assets. These expense contracts will remain in place through June 30, 2023.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Fidelity Mid Cap Index Fund	Borrower	$ 30,072,333	1.65%
Fidelity Small Cap Index Fund	Borrower	$ 319,064,000	1.80%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Index Fund	$ 494,103	$ 150,958	$5,406,888
Fidelity Small Cap Index Fund	$ 2,161,680	$ 914,355	$43,507,859

9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Mid Cap Index Fund	$ 1,297
Fidelity Small Cap Index Fund	2,304

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity® Mid Cap Index Fund	.02%
Actual		$ 1,000	$ 947.40	$ .10
Hypothetical- B		$ 1,000	$ 1,025.10	$ .10

Fidelity® Small Cap Index Fund	.02%
Actual		$ 1,000	$ 998.70	$ .10
Hypothetical- B		$ 1,000	$ 1,025.10	$ .10

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Index Fund
Fidelity Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided . The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. The Board also considered the steps Fidelity and Geode had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools.  The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers each fund's tracking error versus its benchmark index.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and its benchmark index for the most recent one-, three-, and five-year periods. No performance peer group information was considered by the Board as Fidelity advised the Board that the peer groups, which are created by a third-party provider, include a number of actively-managed funds. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered each fund's management fee and total expense ratio compared to selected groups of competitive funds and classes (referred to as "mapped groups" below) for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. Combining funds with similar investment objective categories aids the Board's comparisons of management fees and total expense ratios by broadening the competitive group used for such comparisons.

Management Fee . The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Mid Cap Index Fund

The Board considered that (i) effective August 1, 2017, the fund's management fee rate was reduced from 0.04% to 0.035%; and (ii) effective August 1, 2018, the fund's management fee rate was further reduced from 0.035% to 0.025%. The Board considered that the chart below reflects the fund's lower management fee rates for 2017 and 2018, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

At its September 2022 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2022) that reduced the sub-advisory fee rate that FMR pays to Geode.

Fidelity Small Cap Index Fund

The Board considered that (i) effective August 1, 2017, the fund's management fee rate was reduced from 0.04% to 0.035%; and (iii) effective August 1, 2018, the fund's management fee rate was further reduced from 0.035% to 0.025%. The Board considered that the chart below reflects the fund's lower management fee rates for 2017 and 2018, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2021.

At its September 2022 meeting, the Board also approved an amendment to each fund's sub-advisory agreement with Geode (effective October 1, 2022) that reduced the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio . In its review of each fund's total expense ratio, the Board considered the fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of each fund relative to a subset of non-Fidelity funds within the similar sales load structure group that are similar in size and management fee structure. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that each fund's total net expense ratio ranked below the similar sales load structure group competitive median and below the ASPG competitive median for 2021.

The Board considered that current contractual arrangements for each fund oblige FMR to pay all expenses of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.025%. These contractual arrangements terminate on June 30, 2023 and may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

Fees Charged to Other Clients . The Board also considered fee structures and other information with respect to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale . The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable and that each fund's Advisory Contracts should be renewed.

1.929323.111
MCX-I-SCX-I-SANN-1222
Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

O'Reilly Automotive, Inc.	0.6
Devon Energy Corp.	0.5
Phillips 66 Co.	0.5
AutoZone, Inc.	0.5
DexCom, Inc.	0.5
Corteva, Inc.	0.5
Synopsys, Inc.	0.5
Amphenol Corp. Class A	0.5
Cheniere Energy, Inc.	0.5
Chipotle Mexican Grill, Inc.	0.4
5.0

Market Sectors (% of Fund's net assets)

Information Technology	15.8
Industrials	15.5
Financials	14.0
Consumer Discretionary	11.7
Health Care	10.4
Real Estate	7.5
Materials	6.2
Utilities	5.7
Energy	5.6
Consumer Staples	3.7
Communication Services	3.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 4.2%

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)	6,744	157,944
Lumen Technologies, Inc. (b)	28,145	207,147
		365,091
Entertainment - 1.5%
AMC Entertainment Holdings, Inc. Class A (a)(b)	14,240	94,838
Electronic Arts, Inc.	7,556	951,754
Live Nation Entertainment, Inc. (a)	4,227	336,511
Madison Square Garden Sports Corp.	525	82,220
Playtika Holding Corp. (a)	2,865	27,074
Roblox Corp. (a)	12,026	538,043
Roku, Inc. Class A (a)	2,916	161,955
Spotify Technology SA (a)	3,842	309,588
Take-Two Interactive Software, Inc. (a)	4,459	528,302
Warner Bros Discovery, Inc. (a)	64,456	837,928
World Wrestling Entertainment, Inc. Class A	1,189	93,800
		3,962,013
Interactive Media & Services - 0.5%
IAC, Inc. (a)	2,147	104,516
Match Group, Inc. (a)	7,825	338,040
Pinterest, Inc. Class A (a)	15,922	391,681
TripAdvisor, Inc. (a)	2,905	68,616
Zoominfo Technologies, Inc. (a)	7,542	335,845
		1,238,698
Media - 1.5%
Altice U.S.A., Inc. Class A (a)	2,549	16,849
Cable One, Inc.	162	139,228
DISH Network Corp. Class A (a)	6,925	103,252
Fox Corp.:
Class A	8,095	233,703
Class B	4,082	111,030
Interpublic Group of Companies, Inc.	10,804	321,851
Liberty Broadband Corp.:
Class A (a)	506	43,172
Class C (a)	3,383	285,627
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	5,423	313,070
Liberty Media Class A (a)	653	33,969
Liberty SiriusXM Series A (a)	2,129	90,355
Liberty SiriusXM Series C (a)	4,181	176,396
News Corp.:
Class A	10,419	175,769
Class B	3,549	60,794
Nexstar Broadcasting Group, Inc. Class A	1,023	175,240
Omnicom Group, Inc.	5,577	405,727
Paramount Global:
Class A	784	16,527
Class B	15,200	278,464
Sirius XM Holdings, Inc. (b)	19,222	116,101
The New York Times Co. Class A	4,555	131,913
The Trade Desk, Inc. (a)	12,029	640,424
		3,869,461
TOTAL COMMUNICATION SERVICES		9,435,263
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.5%
Aptiv PLC (a)	7,410	674,829
BorgWarner, Inc.	6,423	241,055
Gentex Corp.	6,373	168,821
Lear Corp.	1,620	224,710
QuantumScape Corp. Class A (a)(b)	7,054	58,760
		1,368,175
Automobiles - 0.4%
Harley-Davidson, Inc.	3,652	157,036
Lucid Group, Inc. Class A (a)(b)	14,600	208,634
Rivian Automotive, Inc.	14,192	496,294
Thor Industries, Inc.	1,445	117,724
		979,688
Distributors - 0.5%
Genuine Parts Co.	3,780	672,311
LKQ Corp.	7,007	389,869
Pool Corp.	1,058	321,875
		1,384,055
Diversified Consumer Services - 0.3%
ADT, Inc. (b)	5,790	48,983
Bright Horizons Family Solutions, Inc. (a)	1,575	102,879
Grand Canyon Education, Inc. (a)	854	85,938
H&R Block, Inc.	4,349	178,961
Mister Car Wash, Inc. (a)	2,175	19,205
Service Corp. International	4,199	254,501
		690,467
Hotels, Restaurants & Leisure - 3.2%
ARAMARK Holdings Corp.	6,269	228,819
Boyd Gaming Corp.	2,124	122,682
Caesars Entertainment, Inc. (a)	5,633	246,331
Carnival Corp. (a)(b)	26,290	238,187
Chipotle Mexican Grill, Inc. (a)	759	1,137,232
Choice Hotels International, Inc.	915	118,804
Churchill Downs, Inc.	989	205,623
Darden Restaurants, Inc.	3,334	477,229
Domino's Pizza, Inc.	980	325,595
Draftkings Holdings, Inc. (a)	8,915	140,857
Expedia, Inc. (a)	4,132	386,218
Hilton Worldwide Holdings, Inc.	7,365	996,190
Hyatt Hotels Corp. Class A (a)	1,347	126,901
Las Vegas Sands Corp. (a)	9,026	343,078
Marriott Vacations Worldwide Corp.	1,044	154,261
MGM Resorts International	8,959	318,672
Norwegian Cruise Line Holdings Ltd. (a)	11,500	194,235
Penn Entertainment, Inc. (a)	4,348	143,919
Planet Fitness, Inc. (a)	2,312	151,390
Royal Caribbean Cruises Ltd. (a)	6,046	322,735
Six Flags Entertainment Corp. (a)	2,062	45,983
Travel+Leisure Co.	2,254	85,607
Vail Resorts, Inc.	1,094	239,728
Wendy's Co.	4,647	96,565
Wyndham Hotels & Resorts, Inc.	2,410	182,991
Wynn Resorts Ltd. (a)	2,841	181,540
Yum! Brands, Inc.	7,794	921,641
		8,133,013
Household Durables - 1.3%
D.R. Horton, Inc.	8,688	667,933
Garmin Ltd.	4,201	369,856
Leggett & Platt, Inc.	3,626	122,378
Lennar Corp.:
Class A	6,839	551,907
Class B	397	25,892
Mohawk Industries, Inc. (a)	1,440	136,440
Newell Brands, Inc.	10,307	142,340
NVR, Inc. (a)	82	347,496
PulteGroup, Inc.	6,255	250,137
Tempur Sealy International, Inc.	4,607	123,882
Toll Brothers, Inc.	2,930	126,224
TopBuild Corp. (a)	884	150,404
Whirlpool Corp.	1,464	202,383
		3,217,272
Internet & Direct Marketing Retail - 0.5%
Doordash, Inc. (a)	6,396	278,418
eBay, Inc.	15,179	604,731
Etsy, Inc. (a)	3,490	327,746
Lyft, Inc. (a)	6,985	102,260
Wayfair LLC Class A (a)	1,561	59,193
		1,372,348
Leisure Products - 0.3%
Brunswick Corp.	2,032	143,601
Hasbro, Inc.	3,590	234,248
Mattel, Inc. (a)	9,590	181,826
Peloton Interactive, Inc. Class A (a)(b)	8,327	69,947
Polaris, Inc.	1,547	157,175
YETI Holdings, Inc. (a)	2,385	76,511
		863,308
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	5,795	918,508
Kohl's Corp.	3,512	105,184
Macy's, Inc.	7,390	154,082
Nordstrom, Inc.	3,123	63,522
Ollie's Bargain Outlet Holdings, Inc. (a)	1,705	95,480
		1,336,776
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	1,667	316,597
AutoNation, Inc. (a)	1,041	110,669
AutoZone, Inc. (a)	530	1,342,426
Bath & Body Works, Inc.	6,272	209,359
Best Buy Co., Inc.	5,496	375,981
Burlington Stores, Inc. (a)	1,805	258,043
CarMax, Inc. (a)(b)	4,389	276,551
Carvana Co. Class A (a)(b)	1,925	26,045
Dick's Sporting Goods, Inc.	1,487	169,161
Five Below, Inc. (a)	1,503	219,964
Floor & Decor Holdings, Inc. Class A (a)	2,842	208,518
GameStop Corp. Class A (b)	7,331	207,541
Gap, Inc.	5,536	62,391
Leslie's, Inc. (a)	4,391	61,650
Lithia Motors, Inc. Class A (sub. vtg.)	740	146,631
O'Reilly Automotive, Inc. (a)	1,710	1,431,555
Penske Automotive Group, Inc.	728	81,259
Petco Health & Wellness Co., Inc. (a)(b)	2,271	23,914
RH (a)	547	138,900
Ross Stores, Inc.	9,422	901,591
Tractor Supply Co.	3,051	670,518
Ulta Beauty, Inc. (a)	1,402	587,957
Victoria's Secret & Co. (a)	2,274	85,502
Williams-Sonoma, Inc. (b)	1,872	231,810
		8,144,533
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	3,687	168,422
Carter's, Inc.	1,034	70,178
Columbia Sportswear Co.	957	71,297
Deckers Outdoor Corp. (a)	721	252,300
Hanesbrands, Inc.	9,612	65,554
lululemon athletica, Inc. (a)	3,047	1,002,585
PVH Corp.	1,837	94,275
Ralph Lauren Corp.	1,155	107,057
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	3,636	125,187
Tapestry, Inc.	6,900	218,592
Under Armour, Inc.:
Class A (sub. vtg.) (a)	4,749	35,380
Class C (non-vtg.) (a)	6,099	40,009
VF Corp.	9,579	270,607
		2,521,443
TOTAL CONSUMER DISCRETIONARY		30,011,078
CONSUMER STAPLES - 3.7%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	260	97,055
Brown-Forman Corp.:
Class A	1,225	84,243
Class B (non-vtg.)	4,976	338,368
Molson Coors Beverage Co. Class B	4,752	239,643
		759,309
Food & Staples Retailing - 0.8%
Albertsons Companies, Inc.	4,592	94,182
BJ's Wholesale Club Holdings, Inc. (a)	3,660	283,284
Casey's General Stores, Inc.	1,008	234,572
Grocery Outlet Holding Corp. (a)	2,411	83,348
Kroger Co.	17,888	845,924
Performance Food Group Co. (a)	4,170	217,007
U.S. Foods Holding Corp. (a)	5,525	164,424
		1,922,741
Food Products - 2.2%
Bunge Ltd.	3,827	377,725
Campbell Soup Co.	5,278	279,259
Conagra Brands, Inc.	12,833	470,971
Darling Ingredients, Inc. (a)	4,371	343,036
Flowers Foods, Inc.	5,099	146,392
Freshpet, Inc. (a)	1,246	73,452
Hormel Foods Corp.	7,773	361,056
Ingredion, Inc.	1,791	159,614
Kellogg Co.	6,863	527,216
Lamb Weston Holdings, Inc.	3,933	339,103
McCormick & Co., Inc. (non-vtg.)	6,839	537,819
Pilgrim's Pride Corp. (a)	1,275	29,389
Post Holdings, Inc. (a)	1,491	134,816
Seaboard Corp.	7	26,225
The Hershey Co.	3,973	948,633
The J.M. Smucker Co.	2,811	423,505
Tyson Foods, Inc. Class A	7,754	529,986
		5,708,197
Household Products - 0.4%
Church & Dwight Co., Inc.	6,625	491,111
Reynolds Consumer Products, Inc.	1,463	44,680
Spectrum Brands Holdings, Inc.	1,120	51,677
The Clorox Co.	3,372	492,447
		1,079,915
Personal Products - 0.0%
Coty, Inc. Class A (a)	9,506	63,785
Olaplex Holdings, Inc.	3,435	15,114
		78,899
TOTAL CONSUMER STAPLES		9,549,061
ENERGY - 5.6%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	25,956	717,943
Halliburton Co.	24,524	893,164
NOV, Inc.	10,657	238,717
		1,849,824
Oil, Gas & Consumable Fuels - 4.9%
Antero Midstream GP LP	9,094	96,851
Antero Resources Corp. (a)	7,896	289,467
APA Corp.	8,888	404,048
Cheniere Energy, Inc.	6,791	1,198,000
Chesapeake Energy Corp.	3,303	337,798
Continental Resources, Inc.	965	71,381
Coterra Energy, Inc.	21,397	666,089
Devon Energy Corp.	17,953	1,388,665
Diamondback Energy, Inc.	4,720	741,559
DT Midstream, Inc.	2,628	156,892
Enviva, Inc.	845	50,565
EQT Corp.	10,058	420,827
Hess Corp.	7,681	1,083,635
HF Sinclair Corp.	3,964	242,478
Marathon Oil Corp.	18,436	561,376
New Fortress Energy, Inc.	1,314	72,362
ONEOK, Inc.	12,117	718,780
Ovintiv, Inc.	6,977	353,385
PDC Energy, Inc.	2,582	186,265
Phillips 66 Co.	13,118	1,368,076
Range Resources Corp.	7,019	199,901
Southwestern Energy Co. (a)	30,418	210,797
Targa Resources Corp.	6,175	422,185
Texas Pacific Land Corp.	156	359,404
The Williams Companies, Inc.	33,192	1,086,374
		12,687,160
TOTAL ENERGY		14,536,984
FINANCIALS - 14.0%
Banks - 3.3%
Bank of Hawaii Corp.	1,048	79,596
Bank OZK	3,051	131,132
BOK Financial Corp.	786	86,609
Citizens Financial Group, Inc.	13,330	545,197
Comerica, Inc.	3,570	251,685
Commerce Bancshares, Inc.	2,924	207,136
Cullen/Frost Bankers, Inc.	1,585	245,754
East West Bancorp, Inc.	3,876	277,405
Fifth Third Bancorp	18,596	663,691
First Citizens Bancshares, Inc.	332	272,944
First Hawaiian, Inc.	3,427	87,663
First Horizon National Corp.	14,332	351,277
First Republic Bank	4,983	598,458
FNB Corp., Pennsylvania	9,345	135,035
Huntington Bancshares, Inc.	39,331	597,045
KeyCorp	25,508	455,828
M&T Bank Corp.	4,765	802,283
PacWest Bancorp	3,197	79,477
Pinnacle Financial Partners, Inc.	2,049	170,047
Popular, Inc.	1,996	141,157
Prosperity Bancshares, Inc.	2,353	168,404
Regions Financial Corp.	25,514	560,032
Signature Bank	1,695	268,708
SVB Financial Group (a)	1,607	371,153
Synovus Financial Corp.	3,941	157,049
Umpqua Holdings Corp.	5,905	117,391
Webster Financial Corp.	4,763	258,440
Western Alliance Bancorp.	2,896	194,524
Wintrust Financial Corp.	1,622	151,852
Zions Bancorp NA	4,089	212,383
		8,639,355
Capital Markets - 4.3%
Affiliated Managers Group, Inc.	1,043	129,499
Ameriprise Financial, Inc.	2,947	910,977
Ares Management Corp.	4,163	315,680
Bank of New York Mellon Corp.	20,018	842,958
Blue Owl Capital, Inc. Class A	11,418	114,408
Carlyle Group LP	5,700	161,196
Cboe Global Markets, Inc.	2,878	358,311
Coinbase Global, Inc. (a)(b)	4,319	286,134
Evercore, Inc. Class A	996	104,680
FactSet Research Systems, Inc.	1,035	440,382
Franklin Resources, Inc.	7,788	182,629
Interactive Brokers Group, Inc.	2,533	203,020
Invesco Ltd.	10,280	157,490
Janus Henderson Group PLC	3,765	85,729
Jefferies Financial Group, Inc.	5,547	190,872
KKR & Co. LP	15,664	761,740
Lazard Ltd. Class A	2,447	92,276
LPL Financial	2,173	555,527
MarketAxess Holdings, Inc.	1,015	247,701
Morningstar, Inc.	676	156,954
MSCI, Inc.	2,153	1,009,456
NASDAQ, Inc.	9,355	582,255
Northern Trust Corp.	5,603	472,613
Raymond James Financial, Inc.	5,304	626,615
Robinhood Markets, Inc. (a)(b)	15,473	180,725
SEI Investments Co.	2,764	150,085
State Street Corp.	10,010	740,740
Stifel Financial Corp.	2,803	173,422
T. Rowe Price Group, Inc.	6,116	649,275
Tradeweb Markets, Inc. Class A	2,936	161,715
Virtu Financial, Inc. Class A	2,655	59,419
		11,104,483
Consumer Finance - 0.8%
Ally Financial, Inc.	8,423	232,138
Credit Acceptance Corp. (a)(b)	183	85,208
Discover Financial Services	7,431	776,242
OneMain Holdings, Inc.	3,191	123,045
SLM Corp.	6,809	112,961
SoFi Technologies, Inc. (a)(b)	21,870	118,973
Synchrony Financial	13,105	466,014
Upstart Holdings, Inc. (a)(b)	1,951	45,224
		1,959,805
Diversified Financial Services - 0.5%
Apollo Global Management, Inc.	12,593	697,148
Equitable Holdings, Inc.	10,166	311,283
Voya Financial, Inc.	2,659	181,769
		1,190,200
Insurance - 4.8%
AFLAC, Inc.	17,043	1,109,670
Allstate Corp.	7,353	928,316
American Financial Group, Inc.	1,829	265,406
Arch Capital Group Ltd. (a)	9,644	554,530
Arthur J. Gallagher & Co.	5,675	1,061,679
Assurant, Inc.	1,454	197,540
Assured Guaranty Ltd.	1,627	96,302
Axis Capital Holdings Ltd.	2,133	116,611
Brighthouse Financial, Inc. (a)	1,925	109,860
Brown & Brown, Inc.	6,456	379,548
Cincinnati Financial Corp.	4,272	441,383
CNA Financial Corp.	658	27,439
Erie Indemnity Co. Class A	677	173,996
Everest Re Group Ltd.	1,063	342,988
Fidelity National Financial, Inc.	7,190	283,142
First American Financial Corp.	2,765	139,356
Globe Life, Inc.	2,429	280,598
Hanover Insurance Group, Inc.	965	141,363
Hartford Financial Services Group, Inc.	8,792	636,629
Kemper Corp.	1,751	83,470
Lincoln National Corp.	4,669	251,519
Loews Corp.	5,383	306,939
Markel Corp. (a)	364	439,020
Old Republic International Corp.	7,674	178,114
Primerica, Inc.	1,020	147,594
Principal Financial Group, Inc.	6,721	592,322
Prudential Financial, Inc.	10,242	1,077,356
Reinsurance Group of America, Inc.	1,821	267,997
RenaissanceRe Holdings Ltd.	1,181	182,677
Ryan Specialty Group Holdings, Inc. (a)	2,247	100,778
Unum Group	5,449	248,420
W.R. Berkley Corp.	5,601	416,602
White Mountains Insurance Group Ltd.	77	109,044
Willis Towers Watson PLC	2,982	650,702
		12,338,910
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	14,693	120,776
Annaly Capital Management, Inc.	11,713	217,276
Rithm Capital Corp.	11,553	97,392
Starwood Property Trust, Inc.	7,864	162,470
		597,914
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	8,201	111,944
New York Community Bancorp, Inc.	12,600	117,306
Rocket Companies, Inc. (b)	3,211	22,156
TFS Financial Corp.	1,248	17,534
UWM Holdings Corp. Class A	2,636	8,646
		277,586
TOTAL FINANCIALS		36,108,253
HEALTH CARE - 10.4%
Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (a)	3,294	682,714
Biogen, Inc. (a)	3,975	1,126,674
BioMarin Pharmaceutical, Inc. (a)	5,024	435,229
Exact Sciences Corp. (a)	4,805	167,118
Exelixis, Inc. (a)	8,604	142,654
Horizon Therapeutics PLC (a)	6,126	381,772
Incyte Corp. (a)	4,957	368,503
Ionis Pharmaceuticals, Inc. (a)	3,849	170,126
Mirati Therapeutics, Inc. (a)	1,180	79,438
Natera, Inc. (a)	2,381	111,812
Neurocrine Biosciences, Inc. (a)	2,580	297,010
Novavax, Inc. (a)(b)	2,175	48,437
Repligen Corp. (a)	1,509	275,377
Sarepta Therapeutics, Inc. (a)	2,294	261,562
Seagen, Inc. (a)	3,706	471,255
Ultragenyx Pharmaceutical, Inc. (a)	1,837	74,325
United Therapeutics Corp. (a)	1,213	279,633
		5,373,639
Health Care Equipment & Supplies - 3.0%
Abiomed, Inc. (a)	1,219	307,286
Align Technology, Inc. (a)	2,145	416,774
Dentsply Sirona, Inc.	5,833	179,773
DexCom, Inc. (a)	10,689	1,291,017
Enovis Corp. (a)	1,392	68,834
Envista Holdings Corp. (a)	4,417	145,805
Globus Medical, Inc. (a)	2,083	139,561
Hologic, Inc. (a)	6,689	453,514
ICU Medical, Inc. (a)	553	82,071
IDEXX Laboratories, Inc. (a)	2,276	818,632
Insulet Corp. (a)	1,880	486,563
Integra LifeSciences Holdings Corp. (a)	1,980	99,495
Masimo Corp. (a)	1,300	171,080
Novocure Ltd. (a)	2,823	199,473
Penumbra, Inc. (a)	979	167,869
QuidelOrtho Corp. (a)	1,344	120,718
ResMed, Inc.	3,937	880,668
STERIS PLC	2,721	469,590
Tandem Diabetes Care, Inc. (a)	1,762	98,936
Teleflex, Inc.	1,280	274,637
The Cooper Companies, Inc.	1,325	362,242
Zimmer Biomet Holdings, Inc.	5,712	647,455
		7,881,993
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	2,424	197,071
agilon health, Inc. (a)	5,207	103,359
Amedisys, Inc. (a)	881	85,977
AmerisourceBergen Corp.	4,014	631,081
Cardinal Health, Inc.	7,431	564,013
Chemed Corp.	395	184,414
DaVita HealthCare Partners, Inc. (a)	1,534	111,997
Encompass Health Corp.	2,671	145,409
Enhabit Home Health & Hospice (a)	1,330	16,519
Guardant Health, Inc. (a)	2,685	132,908
Henry Schein, Inc. (a)	3,671	251,317
Laboratory Corp. of America Holdings	2,462	546,219
Molina Healthcare, Inc. (a)	1,560	559,822
Oak Street Health, Inc. (a)	3,223	65,201
Premier, Inc.	3,151	109,907
Quest Diagnostics, Inc.	3,186	457,669
Signify Health, Inc. (a)	1,941	56,735
Tenet Healthcare Corp. (a)	2,924	129,709
Universal Health Services, Inc. Class B	1,737	201,266
		4,550,593
Health Care Technology - 0.3%
Certara, Inc. (a)	3,164	38,696
Definitive Healthcare Corp. (a)	938	14,802
Doximity, Inc. (a)	3,008	79,622
Teladoc Health, Inc. (a)	4,451	131,928
Veeva Systems, Inc. Class A (a)	3,812	640,187
		905,235
Life Sciences Tools & Services - 2.5%
10X Genomics, Inc. (a)	2,540	69,037
Agilent Technologies, Inc.	8,173	1,130,735
Avantor, Inc. (a)	16,648	335,790
Azenta, Inc.	2,033	90,265
Bio-Rad Laboratories, Inc. Class A (a)	586	206,102
Bio-Techne Corp.	1,062	314,628
Bruker Corp.	2,967	183,479
Charles River Laboratories International, Inc. (a)	1,376	292,056
IQVIA Holdings, Inc. (a)	5,059	1,060,721
Maravai LifeSciences Holdings, Inc. (a)	2,995	49,717
Mettler-Toledo International, Inc. (a)	610	771,607
PerkinElmer, Inc.	3,438	459,248
QIAGEN NV (a)	6,137	267,328
Sotera Health Co. (a)	2,757	18,968
Syneos Health, Inc. (a)	2,788	140,459
Waters Corp. (a)	1,631	487,946
West Pharmaceutical Services, Inc.	2,020	464,802
		6,342,888
Pharmaceuticals - 0.7%
Catalent, Inc. (a)	4,660	306,302
Elanco Animal Health, Inc. (a)	12,177	160,615
Jazz Pharmaceuticals PLC (a)	1,658	238,404
Organon & Co.	6,928	181,375
Perrigo Co. PLC	3,668	147,747
Royalty Pharma PLC	9,959	421,465
Viatris, Inc.	33,013	334,422
		1,790,330
TOTAL HEALTH CARE		26,844,678
INDUSTRIALS - 15.5%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. (a)	1,846	268,482
BWX Technologies, Inc.	2,468	140,627
Curtiss-Wright Corp.	1,040	174,543
HEICO Corp.	1,241	201,836
HEICO Corp. Class A	2,127	270,767
Hexcel Corp.	2,302	128,221
Howmet Aerospace, Inc.	10,237	363,925
Huntington Ingalls Industries, Inc.	1,069	274,808
Mercury Systems, Inc. (a)	1,565	75,746
Spirit AeroSystems Holdings, Inc. Class A	2,879	66,678
Textron, Inc.	5,763	394,420
TransDigm Group, Inc.	1,402	807,216
Woodward, Inc.	1,610	147,637
		3,314,906
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc. (b)	3,329	325,310
Expeditors International of Washington, Inc.	4,448	435,237
GXO Logistics, Inc. (a)	2,927	106,953
		867,500
Airlines - 0.8%
Alaska Air Group, Inc. (a)	3,370	149,830
American Airlines Group, Inc. (a)	17,837	252,929
Copa Holdings SA Class A (a)	770	57,927
Delta Air Lines, Inc. (a)	17,500	593,775
JetBlue Airways Corp. (a)	8,762	70,446
Southwest Airlines Co. (a)	16,112	585,671
United Airlines Holdings, Inc. (a)	8,931	384,747
		2,095,325
Building Products - 1.7%
A.O. Smith Corp.	3,459	189,484
Advanced Drain Systems, Inc.	1,756	203,485
Allegion PLC	2,392	250,610
Armstrong World Industries, Inc.	1,245	94,085
Builders FirstSource, Inc. (a)	4,207	259,404
Carlisle Companies, Inc.	1,401	334,559
Carrier Global Corp.	23,109	918,814
Fortune Brands Home & Security, Inc.	3,536	213,292
Hayward Holdings, Inc. (a)	1,875	17,344
Lennox International, Inc.	873	203,907
Masco Corp.	6,153	284,699
Owens Corning	2,642	226,182
The AZEK Co., Inc. (a)	3,098	54,246
Trane Technologies PLC	6,361	1,015,406
Trex Co., Inc. (a)	3,006	144,559
		4,410,076
Commercial Services & Supplies - 1.4%
Cintas Corp.	2,359	1,008,590
Clean Harbors, Inc. (a)	1,392	170,464
Copart, Inc. (a)	5,814	668,726
Driven Brands Holdings, Inc. (a)	1,530	48,929
IAA, Inc. (a)	3,662	138,900
MSA Safety, Inc.	998	133,972
Republic Services, Inc.	5,608	743,733
Rollins, Inc.	6,293	264,809
Stericycle, Inc. (a)	2,506	111,717
Tetra Tech, Inc.	1,460	206,269
		3,496,109
Construction & Engineering - 0.6%
AECOM	3,578	269,352
MasTec, Inc. (a)	1,668	128,569
MDU Resources Group, Inc.	5,481	156,099
Quanta Services, Inc.	3,885	551,825
Valmont Industries, Inc.	570	181,955
Willscot Mobile Mini Holdings (a)	5,678	241,485
		1,529,285
Electrical Equipment - 1.4%
Acuity Brands, Inc.	893	163,928
AMETEK, Inc.	6,267	812,579
ChargePoint Holdings, Inc. Class A (a)(b)	6,919	96,728
Generac Holdings, Inc. (a)	1,704	197,511
Hubbell, Inc. Class B	1,459	346,483
nVent Electric PLC	4,479	163,484
Plug Power, Inc. (a)(b)	14,246	227,651
Regal Rexnord Corp.	1,831	231,695
Rockwell Automation, Inc.	3,172	809,812
Sensata Technologies, Inc. PLC	4,192	168,560
Sunrun, Inc. (a)	5,632	126,776
Vertiv Holdings Co.	8,337	119,302
		3,464,509
Machinery - 4.0%
AGCO Corp.	1,698	210,841
Allison Transmission Holdings, Inc.	2,610	110,273
Crane Holdings Co.	1,272	127,632
Cummins, Inc.	3,838	938,429
Donaldson Co., Inc.	3,324	190,964
Dover Corp.	3,922	512,566
ESAB Corp.	1,397	52,108
Flowserve Corp.	3,587	102,875
Fortive Corp.	9,776	624,686
Gates Industrial Corp. PLC (a)	2,962	33,026
Graco, Inc.	4,554	316,867
IDEX Corp.	2,067	459,515
Ingersoll Rand, Inc.	11,105	560,803
ITT, Inc.	2,280	174,169
Lincoln Electric Holdings, Inc.	1,518	215,556
Middleby Corp. (a)	1,462	204,475
Nordson Corp.	1,573	353,925
Oshkosh Corp.	1,806	158,928
Otis Worldwide Corp.	11,532	814,620
PACCAR, Inc.	9,287	899,260
Parker Hannifin Corp.	3,493	1,015,136
Pentair PLC	4,504	193,447
Snap-On, Inc.	1,427	316,865
Stanley Black & Decker, Inc.	4,036	316,786
Timken Co.	1,713	122,120
Toro Co.	2,842	299,632
Westinghouse Air Brake Tech Co.	4,933	460,150
Xylem, Inc.	4,891	500,985
		10,286,639
Marine - 0.0%
Kirby Corp. (a)	1,632	113,832
Professional Services - 1.9%
Booz Allen Hamilton Holding Corp. Class A	3,573	388,921
CACI International, Inc. Class A (a)	629	191,235
Clarivate Analytics PLC (a)	12,963	133,908
CoStar Group, Inc. (a)	10,723	887,007
Dun & Bradstreet Holdings, Inc.	6,875	88,344
Equifax, Inc.	3,320	562,873
FTI Consulting, Inc. (a)	913	142,090
Jacobs Solutions, Inc.	3,481	401,081
KBR, Inc.	3,780	188,131
Leidos Holdings, Inc.	3,700	375,883
Manpower, Inc.	1,406	110,146
Robert Half International, Inc.	2,939	224,716
Science Applications International Corp.	1,510	163,593
TransUnion Holding Co., Inc.	5,266	312,116
Verisk Analytics, Inc.	4,231	773,554
		4,943,598
Road & Rail - 0.9%
AMERCO	245	140,922
Avis Budget Group, Inc. (a)	812	192,006
Hertz Global Holdings, Inc.	5,564	102,378
J.B. Hunt Transport Services, Inc.	2,286	391,066
Knight-Swift Transportation Holdings, Inc. Class A	4,276	205,376
Landstar System, Inc.	995	155,439
Old Dominion Freight Lines, Inc.	2,757	757,072
Ryder System, Inc.	1,357	109,252
Schneider National, Inc. Class B	1,458	32,426
XPO Logistics, Inc. (a)	2,833	146,579
		2,232,516
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	2,841	100,259
Core & Main, Inc. (a)	1,921	45,297
Fastenal Co.	15,683	757,959
MSC Industrial Direct Co., Inc. Class A	1,234	102,397
SiteOne Landscape Supply, Inc. (a)	1,226	142,057
United Rentals, Inc. (a)	1,914	604,269
Univar Solutions, Inc. (a)	4,468	113,845
W.W. Grainger, Inc.	1,241	725,178
Watsco, Inc.	899	243,593
WESCO International, Inc. (a)	1,221	168,217
		3,003,071
TOTAL INDUSTRIALS		39,757,366
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	6,716	811,696
Ciena Corp. (a)	4,059	194,426
F5, Inc. (a)	1,623	231,943
Juniper Networks, Inc.	8,707	266,434
Lumentum Holdings, Inc. (a)	1,886	140,413
Motorola Solutions, Inc.	4,486	1,120,199
Ubiquiti, Inc.	161	55,827
ViaSat, Inc. (a)	1,979	81,060
		2,901,998
Electronic Equipment & Components - 2.4%
Amphenol Corp. Class A	15,924	1,207,517
Arrow Electronics, Inc. (a)	1,727	174,876
Avnet, Inc.	2,537	101,962
CDW Corp.	3,682	636,286
Cognex Corp.	4,750	219,593
Coherent Corp. (a)	3,500	117,635
Corning, Inc.	20,575	661,898
IPG Photonics Corp. (a)	922	78,979
Jabil, Inc.	3,655	234,834
Keysight Technologies, Inc. (a)	4,881	850,026
Littelfuse, Inc.	659	145,145
National Instruments Corp.	3,576	136,532
TD SYNNEX Corp.	1,152	105,420
Teledyne Technologies, Inc. (a)	1,261	501,853
Trimble, Inc. (a)	6,819	410,231
Vontier Corp.	4,326	82,627
Zebra Technologies Corp. Class A (a)	1,411	399,623
		6,065,037
IT Services - 3.6%
Affirm Holdings, Inc. (a)(b)	4,891	98,162
Akamai Technologies, Inc. (a)	4,273	377,434
Amdocs Ltd.	3,257	281,112
Broadridge Financial Solutions, Inc.	3,178	476,891
Cloudflare, Inc. (a)	7,642	430,397
Concentrix Corp.	1,170	143,009
DXC Technology Co. (a)	6,277	180,464
EPAM Systems, Inc. (a)	1,498	524,300
Euronet Worldwide, Inc. (a)	1,296	108,877
FleetCor Technologies, Inc. (a)	1,994	371,123
Gartner, Inc. (a)	2,094	632,220
Genpact Ltd.	4,892	237,262
Global Payments, Inc.	7,505	857,521
Globant SA (a)	1,119	211,133
GoDaddy, Inc. (a)	4,269	343,228
Jack Henry & Associates, Inc.	1,971	392,347
Kyndryl Holdings, Inc. (a)	5,555	53,717
MongoDB, Inc. Class A (a)	1,787	327,075
Okta, Inc. (a)	4,104	230,316
Paychex, Inc.	8,790	1,039,945
Shift4 Payments, Inc. (a)	1,398	64,266
SS&C Technologies Holdings, Inc.	6,073	312,274
Switch, Inc. Class A	3,907	133,033
The Western Union Co.	10,432	140,936
Thoughtworks Holding, Inc. (a)	2,383	22,901
Toast, Inc. (a)	6,833	150,941
Twilio, Inc. Class A (a)	4,700	349,539
VeriSign, Inc. (a)	2,561	513,378
WEX, Inc. (a)	1,203	197,460
Wix.com Ltd. (a)	1,484	124,804
		9,326,065
Semiconductors & Semiconductor Equipment - 2.2%
Allegro MicroSystems LLC (a)	1,754	44,569
Cirrus Logic, Inc. (a)	1,495	100,344
Enphase Energy, Inc. (a)	3,571	1,096,297
Entegris, Inc.	4,053	321,565
First Solar, Inc. (a)	2,898	421,862
GlobalFoundries, Inc. (b)	1,730	98,091
Lattice Semiconductor Corp. (a)	3,726	180,748
Microchip Technology, Inc.	14,661	905,170
MKS Instruments, Inc.	1,561	128,236
Monolithic Power Systems, Inc.	1,243	421,936
onsemi (a)	11,842	727,454
Qorvo, Inc. (a)	2,803	241,282
Skyworks Solutions, Inc.	4,378	376,552
Teradyne, Inc.	4,268	347,202
Universal Display Corp.	1,185	112,836
Wolfspeed, Inc. (a)	3,153	248,299
		5,772,443
Software - 5.5%
Alteryx, Inc. Class A (a)	1,651	80,453
ANSYS, Inc. (a)	2,388	528,130
AppLovin Corp. (a)(b)	6,039	102,421
Aspen Technology, Inc. (a)	734	177,224
Bentley Systems, Inc. Class B	4,638	163,629
Bill.Com Holdings, Inc. (a)	2,674	356,605
Black Knight, Inc. (a)	4,207	254,397
Cadence Design Systems, Inc. (a)	7,447	1,127,401
CCC Intelligent Solutions Holdings, Inc. Class A (a)	4,708	43,926
Ceridian HCM Holding, Inc. (a)	3,770	249,536
Confluent, Inc. (a)	3,431	92,225
Coupa Software, Inc. (a)	1,700	90,491
Crowdstrike Holdings, Inc. (a)	5,744	925,933
Datadog, Inc. Class A (a)	7,280	586,113
DocuSign, Inc. (a)	5,442	262,849
Dolby Laboratories, Inc. Class A	1,658	110,821
DoubleVerify Holdings, Inc. (a)	1,749	51,123
Dropbox, Inc. Class A (a)	7,509	163,321
Dynatrace, Inc. (a)	5,484	193,256
Elastic NV (a)	2,136	136,597
Fair Isaac Corp. (a)	670	320,823
Five9, Inc. (a)	1,906	114,856
Fortinet, Inc. (a)	17,620	1,007,159
Guidewire Software, Inc. (a)	2,298	136,524
HubSpot, Inc. (a)	1,247	369,810
Informatica, Inc.	991	19,186
Jamf Holding Corp. (a)	1,816	42,985
Manhattan Associates, Inc. (a)	1,726	210,002
nCino, Inc. (a)	1,929	60,725
NCR Corp. (a)	3,499	74,389
New Relic, Inc. (a)	1,453	86,076
NortonLifeLock, Inc.	15,581	351,040
Nutanix, Inc. Class A (a)	5,905	161,797
Palantir Technologies, Inc. (a)	49,510	435,193
Paycom Software, Inc. (a)	1,402	485,092
Paycor HCM, Inc. (a)(b)	1,299	39,581
Paylocity Holding Corp. (a)	1,091	252,883
Pegasystems, Inc.	1,153	42,903
Procore Technologies, Inc. (a)	1,936	105,822
PTC, Inc. (a)	2,874	338,643
RingCentral, Inc. (a)	1,802	64,007
SentinelOne, Inc. (a)	5,107	116,644
Smartsheet, Inc. (a)	3,475	121,347
Splunk, Inc. (a)	4,406	366,183
Synopsys, Inc. (a)	4,162	1,217,593
Teradata Corp. (a)	2,803	88,547
Tyler Technologies, Inc. (a)	1,126	364,070
UiPath, Inc. Class A (a)	10,281	130,055
Unity Software, Inc. (a)(b)	5,083	149,949
Zendesk, Inc. (a)	3,316	254,304
Zoom Video Communications, Inc. Class A (a)	6,903	575,986
Zscaler, Inc. (a)	2,278	351,040
		14,151,665
Technology Hardware, Storage & Peripherals - 1.0%
Dell Technologies, Inc.	7,064	271,258
Hewlett Packard Enterprise Co.	35,359	504,573
HP, Inc.	28,231	779,740
NetApp, Inc.	5,997	415,412
Pure Storage, Inc. Class A (a)	7,721	238,270
Western Digital Corp. (a)	8,567	294,448
		2,503,701
TOTAL INFORMATION TECHNOLOGY		40,720,909
MATERIALS - 6.2%
Chemicals - 3.3%
Albemarle Corp.	3,195	894,185
Ashland, Inc.	1,375	144,265
Axalta Coating Systems Ltd. (a)	6,069	141,529
Celanese Corp. Class A	2,962	284,707
CF Industries Holdings, Inc.	5,426	576,567
Corteva, Inc.	19,747	1,290,269
DuPont de Nemours, Inc.	13,720	784,784
Eastman Chemical Co.	3,347	257,083
Element Solutions, Inc.	6,243	107,380
FMC Corp.	3,434	408,303
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	24,211	66,096
Huntsman Corp.	5,187	138,804
International Flavors & Fragrances, Inc.	6,954	678,780
LyondellBasell Industries NV Class A	7,000	535,150
NewMarket Corp.	156	47,477
Olin Corp.	3,644	192,950
PPG Industries, Inc.	6,432	734,406
RPM International, Inc.	3,475	328,631
The Chemours Co. LLC	4,214	120,647
The Mosaic Co.	9,411	505,841
The Scotts Miracle-Gro Co. Class A	1,117	51,281
Valvoline, Inc.	4,815	141,368
Westlake Corp.	894	86,405
		8,516,908
Construction Materials - 0.5%
Eagle Materials, Inc.	1,025	125,368
Martin Marietta Materials, Inc.	1,694	569,150
Vulcan Materials Co.	3,600	589,320
		1,283,838
Containers & Packaging - 1.3%
Amcor PLC	40,874	473,321
Aptargroup, Inc.	1,786	177,082
Ardagh Group SA	363	2,824
Ardagh Metal Packaging SA	4,228	18,772
Avery Dennison Corp.	2,222	376,740
Ball Corp.	8,430	416,358
Berry Global Group, Inc. (a)	3,434	162,497
Crown Holdings, Inc.	3,197	219,282
Graphic Packaging Holding Co.	8,373	192,244
International Paper Co.	9,855	331,227
Packaging Corp. of America	2,519	302,809
Sealed Air Corp.	3,986	189,813
Silgan Holdings, Inc.	2,264	107,223
Sonoco Products Co.	2,626	163,022
WestRock Co.	6,923	235,797
		3,369,011
Metals & Mining - 1.0%
Alcoa Corp.	4,943	192,925
Cleveland-Cliffs, Inc. (a)	14,018	182,094
MP Materials Corp. (a)	2,491	74,830
Nucor Corp.	7,138	937,790
Reliance Steel & Aluminum Co.	1,634	329,218
Royal Gold, Inc.	1,789	169,883
SSR Mining, Inc.	5,751	79,364
Steel Dynamics, Inc.	4,724	444,292
United States Steel Corp.	6,403	130,365
		2,540,761
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	1,990	112,734
TOTAL MATERIALS		15,823,252
REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 7.1%
Alexandria Real Estate Equities, Inc.	4,421	642,371
American Homes 4 Rent Class A	8,244	263,313
Americold Realty Trust	7,326	177,656
Apartment Income (REIT) Corp.	4,148	159,408
AvalonBay Communities, Inc.	3,805	666,332
Boston Properties, Inc.	4,284	311,447
Brixmor Property Group, Inc.	8,177	174,252
Camden Property Trust (SBI)	2,823	326,198
Cousins Properties, Inc.	4,128	98,081
CubeSmart	6,098	255,323
Douglas Emmett, Inc.	4,659	81,952
EastGroup Properties, Inc.	1,123	175,963
EPR Properties	2,039	78,705
Equity Lifestyle Properties, Inc.	4,840	309,566
Equity Residential (SBI)	10,083	635,431
Essex Property Trust, Inc.	1,772	393,809
Extra Space Storage, Inc.	3,613	641,091
Federal Realty Investment Trust (SBI)	2,195	217,261
First Industrial Realty Trust, Inc.	3,571	170,087
Gaming & Leisure Properties	6,647	333,148
Healthcare Trust of America, Inc.	10,347	210,355
Healthpeak Properties, Inc.	14,731	349,567
Highwoods Properties, Inc. (SBI)	2,865	80,879
Host Hotels & Resorts, Inc.	19,345	365,234
Hudson Pacific Properties, Inc.	3,921	43,288
Invitation Homes, Inc.	16,652	527,702
Iron Mountain, Inc.	7,890	395,052
JBG SMITH Properties	2,959	58,233
Kilroy Realty Corp.	3,202	136,853
Kimco Realty Corp.	16,542	353,668
Lamar Advertising Co. Class A	2,359	217,571
Life Storage, Inc.	2,291	253,408
Medical Properties Trust, Inc.	16,238	185,925
Mid-America Apartment Communities, Inc.	3,123	491,716
National Retail Properties, Inc.	4,728	198,718
National Storage Affiliates Trust	2,344	99,995
Omega Healthcare Investors, Inc.	6,406	203,583
Park Hotels & Resorts, Inc.	6,134	80,233
Rayonier, Inc.	3,956	133,317
Realty Income Corp.	16,830	1,048,004
Regency Centers Corp.	4,667	282,400
Rexford Industrial Realty, Inc.	4,671	258,213
SBA Communications Corp. Class A	2,913	786,219
Simon Property Group, Inc.	8,906	970,576
SL Green Realty Corp.	1,795	71,226
Spirit Realty Capital, Inc.	3,707	143,943
Store Capital Corp.	6,911	219,770
Sun Communities, Inc.	3,316	447,163
UDR, Inc.	8,844	351,637
Ventas, Inc.	10,899	426,478
VICI Properties, Inc.	26,201	838,956
Vornado Realty Trust	4,897	115,520
Welltower Op	12,649	772,095
Weyerhaeuser Co.	20,286	627,446
WP Carey, Inc.	5,182	395,387
		18,251,724
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	8,793	623,775
Howard Hughes Corp. (a)	1,022	62,700
Jones Lang LaSalle, Inc. (a)	1,315	209,203
Opendoor Technologies, Inc. (a)	6,212	16,089
WeWork, Inc. (a)	4,032	10,362
Zillow Group, Inc.:
Class A (a)	1,716	53,076
Class C (a)	4,288	132,328
		1,107,533
TOTAL REAL ESTATE		19,359,257
UTILITIES - 5.7%
Electric Utilities - 2.8%
Alliant Energy Corp.	6,862	357,991
Avangrid, Inc.	1,889	76,845
Constellation Energy Corp.	8,911	842,446
Edison International	10,276	616,971
Entergy Corp.	5,540	593,556
Evergy, Inc.	6,060	370,448
Eversource Energy	9,395	716,651
FirstEnergy Corp.	14,821	558,900
Hawaiian Electric Industries, Inc.	2,957	112,484
IDACORP, Inc.	1,360	142,392
NRG Energy, Inc.	6,432	285,581
OGE Energy Corp.	5,414	198,315
PG&E Corp. (a)	42,360	632,435
Pinnacle West Capital Corp.	3,084	207,276
PPL Corp.	20,125	533,111
Xcel Energy, Inc.	14,891	969,553
		7,214,955
Gas Utilities - 0.3%
Atmos Energy Corp.	3,746	399,136
National Fuel Gas Co.	2,379	160,559
UGI Corp.	5,672	200,392
		760,087
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	3,442	106,805
The AES Corp.	18,256	477,577
Vistra Corp.	11,211	257,517
		841,899
Multi-Utilities - 1.9%
Ameren Corp.	6,996	570,314
CenterPoint Energy, Inc.	17,162	491,005
CMS Energy Corp.	7,906	451,037
Consolidated Edison, Inc.	9,644	848,286
DTE Energy Co.	5,260	589,699
NiSource, Inc.	11,173	287,034
Public Service Enterprise Group, Inc.	13,639	764,739
WEC Energy Group, Inc.	8,585	784,068
		4,786,182
Water Utilities - 0.4%
American Water Works Co., Inc.	4,963	721,322
Essential Utilities, Inc.	6,302	278,674
		999,996
TOTAL UTILITIES		14,603,119
TOTAL COMMON STOCKS (Cost $239,380,608)		256,749,220

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	47

Money Market Funds - 1.4%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d) (Cost $3,515,715)	3,515,364	3,515,715

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $242,896,397)	260,264,982
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(3,035,948)
NET ASSETS - 100.0%	257,229,034

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Dec 2022	487,920	26,280	26,280

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	101,705	18,760,927	18,862,632	4,650	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	9,145,255	14,944,831	20,574,371	41,446	-	-	3,515,715	0.0%
Total	9,246,960	33,705,758	39,437,003	46,096	-	-	3,515,715

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	9,435,263	9,435,263	-	-
Consumer Discretionary	30,011,078	30,011,078	-	-
Consumer Staples	9,549,061	9,549,061	-	-
Energy	14,536,984	14,536,984	-	-
Financials	36,108,253	36,108,253	-	-
Health Care	26,844,678	26,844,678	-	-
Industrials	39,757,366	39,757,366	-	-
Information Technology	40,720,909	40,720,909	-	-
Materials	15,823,252	15,823,252	-	-
Real Estate	19,359,304	19,359,304	-	-
Utilities	14,603,119	14,603,119	-	-

Money Market Funds	3,515,715	3,515,715	-	-
Total Investments in Securities:	260,264,982	260,264,982	-	-
Derivative Instruments:

Assets
Futures Contracts	26,280	26,280	-	-
Total Assets	26,280	26,280	-	-
Total Derivative Instruments:	26,280	26,280	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	26,280	0
Total Equity Risk	26,280	0
Total Value of Derivatives	26,280	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,433,111) - See accompanying schedule:
Unaffiliated issuers (cost $239,380,682)	$256,749,267
Fidelity Central Funds (cost $3,515,715)	3,515,715

Total Investment in Securities (cost $242,896,397)		$260,264,982
Segregated cash with brokers for derivative instruments		27,000
Cash		442,534
Receivable for investments sold		753,879
Receivable for fund shares sold		194,872
Dividends receivable		133,674
Distributions receivable from Fidelity Central Funds		6,960
Total assets		261,823,901
Liabilities
Payable for investments purchased	$929
Payable for fund shares redeemed	1,077,973
Payable for daily variation margin on futures contracts	280
Collateral on securities loaned	3,515,685
Total Liabilities		4,594,867
Net Assets		$257,229,034
Net Assets consist of:
Paid in capital		$243,122,586
Total accumulated earnings (loss)		14,106,448
Net Assets		$257,229,034
Net Asset Value , offering price and redemption price per share ($257,229,034 ÷ 17,781,169 shares)		$14.47

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$2,228,698
Income from Fidelity Central Funds (including $41,446 from security lending)		46,096
Total Income		2,274,794
Expenses
Independent trustees' fees and expenses	450
Total expenses before reductions	450
Expense reductions	(13)
Total expenses after reductions		437
Net Investment income (loss)		2,274,357
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,314,700)
Futures contracts	(25,015)
Total net realized gain (loss)		(1,339,715)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(13,433,773)
Futures contracts	30,601
Total change in net unrealized appreciation (depreciation)		(13,403,172)
Net gain (loss)		(14,742,887)
Net increase (decrease) in net assets resulting from operations		$(12,468,530)
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,274,357	$2,997,312
Net realized gain (loss)	(1,339,715)	3,645,981
Change in net unrealized appreciation (depreciation)	(13,403,172)	(24,785,005)
Net increase (decrease) in net assets resulting from operations	(12,468,530)	(18,141,712)
Distributions to shareholders	(1,302,447)	(6,913,831)
Share transactions
Proceeds from sales of shares	56,717,213	148,157,214
Reinvestment of distributions	899,389	4,691,590
Cost of shares redeemed	(37,953,379)	(65,791,393)
Net increase (decrease) in net assets resulting from share transactions	19,663,223	87,057,411
Total increase (decrease) in net assets	5,892,246	62,001,868

Net Assets
Beginning of period	251,336,788	189,334,920
End of period	$257,229,034	$251,336,788

Other Information
Shares
Sold	3,936,794	8,732,269
Issued in reinvestment of distributions	63,207	271,847
Redeemed	(2,591,465)	(3,885,387)
Net increase (decrease)	1,408,536	5,118,729

Financial Highlights
Fidelity Flex® Mid Cap Index Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.35	$16.82	$10.78	$12.23	$11.28	$10.19
Income from Investment Operations
Net investment income (loss) A,B	.13	.21	.19	.22	.20	.16
Net realized and unrealized gain (loss)	(.93)	(1.18)	6.17	(1.39)	.98	.98
Total from investment operations	(.80)	(.97)	6.36	(1.17)	1.18	1.14
Distributions from net investment income	(.05)	(.19)	(.20)	(.18)	(.19)	(.04)
Distributions from net realized gain	(.03)	(.31)	(.12)	(.10)	(.05)	(.01)
Total distributions	(.08)	(.50)	(.32)	(.28)	(.23) C	(.05)
Net asset value, end of period	$14.47	$15.35	$16.82	$10.78	$12.23	$11.28
Total Return D,E	(5.23)%	(6.09)%	59.64%	(9.88)%	10.75%	11.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.82% I	1.27%	1.35%	1.84%	1.76%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$257,229	$251,337	$189,335	$88,365	$76,766	$54,888
Portfolio turnover rate J	23% I	13%	26%	38%	25%	25% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$47,169,313
Gross unrealized depreciation	(35,079,972)
Net unrealized appreciation (depreciation)	$12,089,341
Tax cost	$248,201,921

The Fund elected to defer to its next fiscal year approximately $560,137 of capital losses recognized during the period November 1, 2021 to April 30, 2022.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Index Fund	52,636,702	29,093,359
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Mid Cap Index Fund	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $13.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity Flex® Mid Cap Index Fund	-%- D
Actual		$ 1,000	$ 947.70	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Mid Cap Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

At its September 2022 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2022) that reduced the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

1.9881626.105
ZMP-SANN-1222
Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

Semi-Annual Report
October 31, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary October 31, 2022 (Unaudited)
Top Holdings (% of Fund's net assets)

Shockwave Medical, Inc.	0.4
Chart Industries, Inc.	0.3
Matador Resources Co.	0.3
RBC Bearings, Inc.	0.3
Murphy Oil Corp.	0.3
EMCOR Group, Inc.	0.3
Kinsale Capital Group, Inc.	0.3
Southstate Corp.	0.3
Murphy U.S.A., Inc.	0.3
Texas Roadhouse, Inc. Class A	0.3
3.1

Market Sectors (% of Fund's net assets)

Financials	17.6
Health Care	16.8
Industrials	15.2
Information Technology	12.6
Consumer Discretionary	10.4
Energy	7.0
Real Estate	6.3
Materials	4.1
Consumer Staples	3.5
Utilities	3.3
Communication Services	2.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 5.2%

Schedule of Investments October 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)	1,998	76,623
ATN International, Inc.	1,184	51,054
Bandwidth, Inc. (a)	2,450	29,082
Charge Enterprises, Inc. (a)	14,052	31,195
Cogent Communications Group, Inc.	4,620	242,596
Consolidated Communications Holdings, Inc. (a)	7,960	41,153
EchoStar Holding Corp. Class A (a)	3,567	67,309
Globalstar, Inc. (a)	73,364	159,200
IDT Corp. Class B (a)	1,639	42,712
Iridium Communications, Inc. (a)	13,636	702,663
Liberty Latin America Ltd.:
Class A (a)	4,628	36,006
Class C (a)	15,655	121,952
Ooma, Inc. (a)	2,568	41,679
Radius Global Infrastructure, Inc. (a)	8,313	77,727
Starry Group Holdings, Inc. Class A (a)	2,775	613
		1,721,564
Entertainment - 0.2%
Cinemark Holdings, Inc. (a)	11,660	123,713
IMAX Corp. (a)	5,074	64,592
Lions Gate Entertainment Corp.:
Class A (a)	7,824	63,061
Class B (a)	10,718	81,350
Madison Square Garden Entertainment Corp. (a)	2,749	134,783
Marcus Corp. (b)	2,473	37,194
Playstudios, Inc. Class A (a)(b)	8,496	38,317
Reservoir Media, Inc. (a)	2,070	12,006
Skillz, Inc. (a)	34,632	35,671
		590,687
Interactive Media & Services - 0.7%
Bumble, Inc. (a)	9,268	235,407
CarGurus, Inc. Class A (a)	10,998	160,131
Cars.com, Inc. (a)	7,189	99,783
DHI Group, Inc. (a)	4,520	28,928
Eventbrite, Inc. (a)	8,362	54,938
EverQuote, Inc. Class A (a)	2,154	13,118
fuboTV, Inc. (a)(b)	19,122	69,987
MediaAlpha, Inc. Class A (a)	2,555	28,054
Outbrain, Inc. (a)	4,178	17,882
QuinStreet, Inc. (a)	5,560	63,440
Shutterstock, Inc.	2,636	131,879
The Arena Group Holdings, Inc.	1,225	17,273
TrueCar, Inc. (a)	9,535	17,163
Vimeo, Inc. (a)	15,584	59,219
Vinco Ventures, Inc. (a)	24,500	22,334
Wejo Group Ltd. (a)	2,688	2,903
Yelp, Inc. (a)	7,368	283,005
Ziff Davis, Inc. (a)	4,902	379,366
ZipRecruiter, Inc. (a)	8,597	144,172
		1,828,982
Media - 0.9%
AdTheorent Holding Co., Inc. Class A (a)	4,020	8,522
Advantage Solutions, Inc. Class A (a)	8,804	29,758
AMC Networks, Inc. Class A (a)	3,229	72,685
Audacy, Inc. Class A (a)	12,902	4,459
Boston Omaha Corp. (a)	2,392	66,665
Cardlytics, Inc. (a)	3,540	33,382
Clear Channel Outdoor Holdings, Inc. (a)	39,651	56,701
Cumulus Media, Inc. (a)	1,800	13,266
Daily Journal Corp. (a)	135	36,214
E.W. Scripps Co. Class A (a)	6,232	88,432
Entravision Communication Corp. Class A	6,492	30,383
Gambling.com Group Ltd. (a)	908	7,609
Gannett Co., Inc. (a)	15,448	22,400
Gray Television, Inc.	8,800	124,520
iHeartMedia, Inc. (a)	12,903	106,837
Innovid Corp. (a)	8,271	30,934
Integral Ad Science Holding Corp. (a)	4,304	36,240
John Wiley & Sons, Inc. Class A	4,596	193,905
Liberty Media Corp.:
Liberty Braves Class A (a)	1,159	36,961
Liberty Braves Class C (a)	3,925	122,303
Loyalty Ventures, Inc. (a)	2,631	3,105
Magnite, Inc. (a)	14,176	103,343
PubMatic, Inc. (a)	4,635	80,649
Scholastic Corp.	3,193	121,781
Sinclair Broadcast Group, Inc. Class A	4,297	76,530
Stagwell, Inc. (a)	8,309	63,065
TechTarget, Inc. (a)	2,953	190,616
TEGNA, Inc.	23,755	496,004
Thryv Holdings, Inc. (a)	2,713	55,508
Urban One, Inc. Class A (a)	1,854	11,180
WideOpenWest, Inc. (a)	5,753	78,874
		2,402,831
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	5,325	75,722
KORE Group Holdings, Inc. (a)	3,782	11,573
Shenandoah Telecommunications Co.	5,211	118,081
Telephone & Data Systems, Inc.	10,750	182,750
U.S. Cellular Corp. (a)	1,594	49,685
		437,811
TOTAL COMMUNICATION SERVICES		6,981,875
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 1.4%
Adient PLC (a)	10,147	354,942
American Axle & Manufacturing Holdings, Inc. (a)	12,045	116,716
Dana, Inc.	13,808	220,376
Dorman Products, Inc. (a)	2,825	230,577
Fox Factory Holding Corp. (a)	4,555	400,157
Gentherm, Inc. (a)	3,534	206,456
Holley, Inc. (a)	5,549	22,085
LCI Industries	2,668	283,101
Luminar Technologies, Inc. (a)(b)	26,483	214,247
Modine Manufacturing Co. (a)	5,259	94,241
Motorcar Parts of America, Inc. (a)	2,041	38,779
Patrick Industries, Inc.	2,364	108,058
Solid Power, Inc. (a)(b)	14,083	79,006
Standard Motor Products, Inc.	2,138	81,094
Stoneridge, Inc. (a)	2,802	58,478
Tenneco, Inc. (a)	8,792	173,202
The Goodyear Tire & Rubber Co. (a)	30,018	381,229
Visteon Corp. (a)	2,977	388,409
XPEL, Inc. (a)	2,302	159,275
		3,610,428
Automobiles - 0.2%
Canoo, Inc. (a)(b)	15,490	21,221
Cenntro Electric Group Ltd. (a)(b)	20,080	20,482
Faraday Future Intelligent Electric, Inc. (a)(b)	11,040	5,963
Fisker, Inc. (a)(b)	17,695	144,214
Lordstown Motors Corp. Class A (a)(b)	18,063	32,694
Mullen Automotive, Inc. (a)(b)	36,340	17,312
Winnebago Industries, Inc.	3,345	199,663
Workhorse Group, Inc. (a)(b)	16,739	45,195
		486,744
Distributors - 0.0%
Funko, Inc. (a)	3,444	71,119
Weyco Group, Inc.	607	15,679
		86,798
Diversified Consumer Services - 1.0%
2U, Inc. (a)	8,064	49,916
Adtalem Global Education, Inc. (a)	4,808	200,494
American Public Education, Inc. (a)	2,044	26,184
Carriage Services, Inc.	1,440	35,150
Chegg, Inc. (a)	13,381	288,628
Coursera, Inc. (a)	12,359	159,308
Duolingo, Inc. (a)	2,532	207,219
European Wax Center, Inc. (b)	2,692	38,711
Frontdoor, Inc. (a)	8,884	195,981
Graham Holdings Co.	392	244,557
Laureate Education, Inc. Class A	11,500	145,360
Nerdy, Inc. Class A (a)	6,040	14,677
OneSpaWorld Holdings Ltd. (a)	7,102	64,415
Perdoceo Education Corp. (a)	7,136	81,564
PowerSchool Holdings, Inc. (a)	4,944	98,880
Rover Group, Inc. Class A (a)	10,201	44,782
StoneMor, Inc. (a)	2,634	9,193
Strategic Education, Inc.	2,437	168,153
Stride, Inc. (a)	4,367	146,338
The Beachbody Co., Inc. (a)	11,490	11,605
Udemy, Inc.	7,771	113,068
Universal Technical Institute, Inc. (a)	3,649	25,178
Vivint Smart Home, Inc. Class A (a)	10,239	78,328
WW International, Inc. (a)	4,147	18,744
		2,466,433
Hotels, Restaurants & Leisure - 2.5%
Accel Entertainment, Inc. (a)	6,229	61,169
Bally's Corp. (a)	3,898	87,861
Biglari Holdings, Inc. Class B (a)	68	9,381
BJ's Restaurants, Inc. (a)	2,412	79,234
Bloomin' Brands, Inc.	9,434	226,510
Bluegreen Vacations Holding Corp. Class A	1,200	20,772
Bowlero Corp. Class A (a)	4,321	62,914
Brinker International, Inc. (a)	4,670	155,931
Century Casinos, Inc. (a)	2,831	22,506
Chuy's Holdings, Inc. (a)	2,034	59,596
Cracker Barrel Old Country Store, Inc.	2,452	280,067
Dave & Buster's Entertainment, Inc. (a)	4,596	183,151
Denny's Corp. (a)	6,011	68,105
Dine Brands Global, Inc.	1,595	114,984
El Pollo Loco Holdings, Inc.	1,981	19,889
Everi Holdings, Inc. (a)	9,170	174,047
F45 Training Holdings, Inc. (a)	3,954	13,206
First Watch Restaurant Group, Inc.	1,044	17,800
Full House Resorts, Inc. (a)	3,402	23,848
Golden Entertainment, Inc. (a)	2,139	90,309
Hilton Grand Vacations, Inc. (a)	9,394	368,621
Inspirato, Inc. (a)	2,127	4,552
Inspired Entertainment, Inc. (a)	2,319	23,747
International Game Technology PLC (b)	10,530	211,127
Jack in the Box, Inc.	2,274	200,635
Krispy Kreme, Inc. (b)	7,702	110,524
Kura Sushi U.S.A., Inc. Class A (a)	501	39,594
Life Time Group Holdings, Inc.	4,509	47,299
Light & Wonder, Inc. Class A (a)	10,119	568,081
Lindblad Expeditions Holdings (a)	3,630	30,456
Monarch Casino & Resort, Inc. (a)	1,432	113,715
NeoGames SA (a)	1,416	24,355
Noodles & Co. (a)	4,474	26,039
Papa John's International, Inc.	3,501	254,278
Portillo's, Inc.	2,521	54,050
RCI Hospitality Holdings, Inc.	920	77,676
Red Rock Resorts, Inc.	5,387	224,369
Rush Street Interactive, Inc. (a)	6,867	28,498
Ruth's Hospitality Group, Inc.	3,435	71,379
SeaWorld Entertainment, Inc. (a)	4,510	262,302
Shake Shack, Inc. Class A (a)	4,031	224,003
Sonder Holdings, Inc. (a)	20,751	45,445
Sweetgreen, Inc. Class A	9,412	175,063
Target Hospitality Corp. (a)	3,166	38,530
Texas Roadhouse, Inc. Class A	7,188	711,253
The Cheesecake Factory, Inc.	5,288	189,363
The ONE Group Hospitality, Inc. (a)	2,372	17,743
Vacasa, Inc. Class A (a)	12,257	44,738
Wingstop, Inc.	3,214	509,065
Xponential Fitness, Inc. (a)	1,899	36,746
		6,504,526
Household Durables - 1.5%
Aterian, Inc. (a)	6,837	7,521
Beazer Homes U.S.A., Inc. (a)	3,237	36,610
Cavco Industries, Inc. (a)	961	217,830
Century Communities, Inc.	3,075	136,868
Dream Finders Homes, Inc. (a)(b)	2,200	24,420
Ethan Allen Interiors, Inc.	2,426	62,081
GoPro, Inc. Class A (a)	13,836	75,406
Green Brick Partners, Inc. (a)	2,900	67,077
Helen of Troy Ltd. (a)	2,558	242,038
Hovnanian Enterprises, Inc. Class A (a)	544	21,940
Installed Building Products, Inc.	2,565	220,590
iRobot Corp. (a)(b)	2,884	162,946
KB Home	8,497	244,884
La-Z-Boy, Inc.	4,662	115,478
Landsea Homes Corp. (a)	927	4,505
Legacy Housing Corp. (a)	874	16,221
LGI Homes, Inc. (a)	2,197	202,234
Lifetime Brands, Inc.	1,279	10,955
Lovesac (a)	1,549	37,703
M.D.C. Holdings, Inc.	6,241	190,101
M/I Homes, Inc. (a)	2,844	117,998
Meritage Homes Corp. (a)	3,873	294,968
Purple Innovation, Inc. (a)	2,347	8,261
Skyline Champion Corp. (a)	5,746	334,475
Snap One Holdings Corp. (a)(b)	1,957	23,327
Sonos, Inc. (a)	13,761	221,827
Taylor Morrison Home Corp. (a)	11,793	310,628
Traeger, Inc. (a)	3,649	15,143
TRI Pointe Homes, Inc. (a)	10,871	182,089
Tupperware Brands Corp. (a)	4,797	37,081
Universal Electronics, Inc. (a)	1,246	25,431
Vizio Holding Corp. (a)	7,299	81,749
Vuzix Corp. (a)(b)	6,478	32,390
Weber, Inc.	2,942	19,594
		3,802,369
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	2,988	21,783
1stDibs.com, Inc. (a)	2,605	17,636
a.k.a. Brands Holding Corp. (a)	1,392	2,840
BARK, Inc. (a)(b)	13,150	24,065
Boxed, Inc. Class A (a)	6,568	3,283
CarParts.com, Inc. (a)	5,697	26,662
ContextLogic, Inc. (a)(b)	63,019	49,344
Duluth Holdings, Inc. (a)	1,527	13,285
Groupon, Inc. (a)	1,482	10,922
Lands' End, Inc. (a)	1,707	17,889
Liquidity Services, Inc. (a)	2,670	45,871
Lulu's Fashion Lounge Holdings, Inc.	1,840	11,518
Overstock.com, Inc. (a)	4,624	107,508
PetMed Express, Inc.	2,224	47,416
Porch Group, Inc. Class A (a)	7,267	9,883
Poshmark, Inc. (a)	4,971	88,782
Quotient Technology, Inc. (a)	9,949	24,475
Qurate Retail, Inc. Series A	37,717	88,258
Rent the Runway, Inc. Class A	5,250	10,238
Revolve Group, Inc. (a)(b)	4,438	106,512
RumbleON, Inc. Class B (a)	1,144	18,727
Stitch Fix, Inc. (a)	8,414	33,656
The RealReal, Inc. (a)	4,606	7,784
thredUP, Inc. (a)	6,661	8,193
Vivid Seats, Inc. Class A (b)	2,824	23,157
Xometry, Inc. (a)(b)	3,628	217,898
		1,037,585
Leisure Products - 0.4%
Acushnet Holdings Corp.	3,584	166,907
AMMO, Inc. (a)(b)	9,915	32,224
Clarus Corp.	3,169	38,377
Johnson Outdoors, Inc. Class A	552	29,046
Latham Group, Inc. (a)	4,729	20,902
Malibu Boats, Inc. Class A (a)	2,192	115,957
Marine Products Corp.	879	8,790
MasterCraft Boat Holdings, Inc. (a)	1,942	42,258
Smith & Wesson Brands, Inc.	4,930	55,660
Solo Brands, Inc. Class A	2,541	10,494
Sturm, Ruger & Co., Inc.	1,865	104,682
Topgolf Callaway Brands Corp. (a)	14,999	280,781
Vista Outdoor, Inc. (a)	6,013	174,618
		1,080,696
Multiline Retail - 0.1%
Big Lots, Inc.	3,086	58,233
Dillard's, Inc. Class A	437	143,681
Franchise Group, Inc.	2,998	90,989
		292,903
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	5,372	94,440
Academy Sports & Outdoors, Inc.	8,887	391,295
America's Car Mart, Inc. (a)	657	44,913
American Eagle Outfitters, Inc.	16,601	188,587
Arko Corp.	8,705	89,226
Asbury Automotive Group, Inc. (a)	2,376	374,814
Bed Bath & Beyond, Inc. (a)(b)	8,579	39,206
Big 5 Sporting Goods Corp. (b)	2,351	30,304
Boot Barn Holdings, Inc. (a)	3,189	181,135
Build-A-Bear Workshop, Inc.	1,539	27,071
Caleres, Inc.	3,790	103,581
Camping World Holdings, Inc. (b)	4,168	115,995
Chico's FAS, Inc. (a)	13,188	77,545
Citi Trends, Inc. (a)	895	20,236
Conn's, Inc. (a)	1,407	11,551
Designer Brands, Inc. Class A	6,005	91,456
Destination XL Group, Inc. (a)	6,267	41,864
EVgo, Inc. Class A (a)(b)	7,281	53,952
Express, Inc. (a)	7,186	8,767
Foot Locker, Inc.	8,788	278,580
Genesco, Inc. (a)	1,397	65,715
Group 1 Automotive, Inc.	1,634	282,682
GrowGeneration Corp. (a)	4,626	16,515
Guess?, Inc.	3,676	62,418
Haverty Furniture Companies, Inc.	1,608	42,741
Hibbett, Inc.	1,381	86,202
JOANN, Inc.	1,181	6,247
LL Flooring Holdings, Inc. (a)	3,206	26,674
MarineMax, Inc. (a)	2,304	74,442
Monro, Inc.	3,439	164,212
Murphy U.S.A., Inc.	2,311	726,833
National Vision Holdings, Inc. (a)	8,425	312,062
OneWater Marine, Inc. Class A (a)	1,237	40,821
Party City Holdco, Inc. (a)	6,855	11,585
Rent-A-Center, Inc.	5,738	119,637
Sally Beauty Holdings, Inc. (a)	11,382	144,665
Shoe Carnival, Inc.	1,894	45,418
Signet Jewelers Ltd. (b)	4,928	321,503
Sleep Number Corp. (a)	2,301	63,830
Sonic Automotive, Inc. Class A (sub. vtg.)	2,144	100,232
Sportsman's Warehouse Holdings, Inc. (a)	4,733	42,502
The Aaron's Co., Inc.	3,340	34,803
The Buckle, Inc.	3,220	126,643
The Cato Corp. Class A (sub. vtg.)	1,837	21,879
The Children's Place, Inc. (a)	1,398	56,591
The Container Store Group, Inc. (a)	3,411	18,522
The ODP Corp. (a)	4,529	179,213
Tile Shop Holdings, Inc.	4,023	15,851
Tilly's, Inc.	2,329	20,635
Torrid Holdings, Inc. (a)	1,626	8,016
TravelCenters of America LLC (a)	1,354	86,087
Urban Outfitters, Inc. (a)	6,892	164,443
Volta, Inc. (a)(b)	13,527	15,015
Warby Parker, Inc. (a)(b)	8,993	144,338
Winmark Corp.	292	73,479
Zumiez, Inc. (a)	1,731	38,826
		6,025,795
Textiles, Apparel & Luxury Goods - 0.6%
Allbirds, Inc. Class A (b)	10,454	35,962
Crocs, Inc. (a)	6,510	460,583
Ermenegildo Zegna Holditalia SpA (b)	5,008	54,888
Fossil Group, Inc. (a)	5,115	21,739
G-III Apparel Group Ltd. (a)	4,624	90,168
Kontoor Brands, Inc.	5,973	213,236
Movado Group, Inc.	1,678	55,491
Oxford Industries, Inc.	1,614	164,192
PLBY Group, Inc. (a)	2,401	8,692
Rocky Brands, Inc.	712	14,016
Steven Madden Ltd.	8,376	250,191
Superior Group of Companies, Inc.	1,194	11,844
Unifi, Inc. (a)	1,397	12,741
Wolverine World Wide, Inc.	8,318	142,487
		1,536,230
TOTAL CONSUMER DISCRETIONARY		26,930,507
CONSUMER STAPLES - 3.5%
Beverages - 0.6%
Celsius Holdings, Inc. (a)	5,965	543,292
Coca-Cola Bottling Co. Consolidated	504	245,453
Duckhorn Portfolio, Inc. (a)	3,992	58,363
MGP Ingredients, Inc.	1,491	167,067
National Beverage Corp.	2,535	120,210
Primo Water Corp.	16,979	247,724
The Vita Coco Co., Inc.	3,068	31,478
Vintage Wine Estates, Inc. (a)	3,973	11,005
		1,424,592
Food & Staples Retailing - 0.6%
Andersons, Inc.	3,462	122,105
Chefs' Warehouse Holdings (a)	3,679	134,762
HF Foods Group, Inc. (a)	3,521	16,302
Ingles Markets, Inc. Class A	1,522	143,631
Natural Grocers by Vitamin Cottage, Inc.	956	10,994
PriceSmart, Inc.	2,653	169,712
Rite Aid Corp. (a)(b)	5,960	31,111
SpartanNash Co.	3,855	137,662
Sprouts Farmers Market LLC (a)	11,553	340,814
United Natural Foods, Inc. (a)	6,228	264,129
Village Super Market, Inc. Class A	819	18,215
Weis Markets, Inc.	1,733	162,330
		1,551,767
Food Products - 1.2%
Alico, Inc.	669	20,485
AppHarvest, Inc. (a)	7,723	16,450
B&G Foods, Inc. Class A (b)	7,683	125,848
Benson Hill, Inc. (a)	18,463	62,590
Beyond Meat, Inc. (a)(b)	6,637	104,201
BRC, Inc. Class A (a)	2,847	20,641
Cal-Maine Foods, Inc.	4,068	229,883
Calavo Growers, Inc.	1,851	64,026
Fresh Del Monte Produce, Inc.	3,241	84,525
Hostess Brands, Inc. Class A (a)	14,395	381,180
J&J Snack Foods Corp.	1,615	238,390
John B. Sanfilippo & Son, Inc.	953	79,490
Lancaster Colony Corp.	2,078	374,622
Landec Corp. (a)	2,607	25,940
Local Bounti Corp. (a)	4,705	13,927
Mission Produce, Inc. (a)	4,327	72,001
Seneca Foods Corp. Class A (a)	597	37,677
Sovos Brands, Inc. (a)	4,134	57,297
SunOpta, Inc. (a)	10,497	117,881
Tattooed Chef, Inc. (a)(b)	5,483	26,044
The Hain Celestial Group, Inc. (a)	8,113	151,794
The Simply Good Foods Co. (a)	9,692	371,204
Tootsie Roll Industries, Inc.	1,661	67,088
TreeHouse Foods, Inc. (a)	5,450	273,808
Utz Brands, Inc. Class A	7,114	115,318
Vital Farms, Inc. (a)	3,279	43,414
Whole Earth Brands, Inc. Class A (a)	4,629	15,970
		3,191,694
Household Products - 0.3%
Central Garden & Pet Co. (a)	1,246	51,422
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,114	161,022
Energizer Holdings, Inc.	7,167	207,055
WD-40 Co.	1,466	234,795
		654,294
Personal Products - 0.7%
BellRing Brands, Inc. (a)	14,105	341,623
Edgewell Personal Care Co.	5,489	215,114
elf Beauty, Inc. (a)	5,195	224,736
Herbalife Nutrition Ltd. (a)	10,508	223,400
Inter Parfums, Inc.	1,919	155,209
MediFast, Inc.	1,173	137,229
Nature's Sunshine Products, Inc. (a)	1,359	11,470
Nu Skin Enterprises, Inc. Class A	5,346	204,164
The Beauty Health Co. (a)	10,717	122,495
The Honest Co., Inc. (a)	7,154	23,680
Thorne HealthTech, Inc. (a)	1,493	7,256
USANA Health Sciences, Inc. (a)	1,183	62,119
Veru, Inc. (a)	6,976	85,386
		1,813,881
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	17,612	23,072
Turning Point Brands, Inc.	1,658	39,062
Universal Corp.	2,579	130,523
Vector Group Ltd.	15,385	163,389
		356,046
TOTAL CONSUMER STAPLES		8,992,274
ENERGY - 7.0%
Energy Equipment & Services - 2.1%
Archrock, Inc.	14,350	107,769
Borr Drilling Ltd. (a)	20,892	102,580
Bristow Group, Inc. (a)	2,500	74,850
Cactus, Inc.	6,336	327,698
Championx Corp.	21,926	627,522
Diamond Offshore Drilling, Inc. (a)	10,824	106,616
DMC Global, Inc. (a)	2,058	44,535
Dril-Quip, Inc. (a)	3,628	90,265
Expro Group Holdings NV (a)	8,302	157,157
Helix Energy Solutions Group, Inc. (a)	15,157	106,099
Helmerich & Payne, Inc.	11,000	544,610
Liberty Oilfield Services, Inc. Class A	15,297	258,672
Nabors Industries Ltd. (a)	973	169,331
Newpark Resources, Inc. (a)	8,835	32,336
Nextier Oilfield Solutions, Inc. (a)	18,803	189,534
Noble Corp. PLC (a)	7,931	285,833
Oceaneering International, Inc. (a)	10,754	150,448
Oil States International, Inc. (a)	6,725	43,511
Patterson-UTI Energy, Inc.	22,942	404,926
ProFrac Holding Corp.	1,727	37,839
ProPetro Holding Corp. (a)	9,393	111,213
RPC, Inc.	7,912	88,061
Select Energy Services, Inc. Class A	7,660	73,919
Solaris Oilfield Infrastructure, Inc. Class A	3,493	47,575
TETRA Technologies, Inc. (a)	13,368	66,038
Tidewater, Inc. (a)	4,569	154,889
U.S. Silica Holdings, Inc. (a)	7,927	114,070
Valaris Ltd. (a)	6,524	436,651
Weatherford International PLC (a)	7,537	314,142
		5,268,689
Oil, Gas & Consumable Fuels - 4.9%
Aemetis, Inc. (a)	3,227	23,880
Alto Ingredients, Inc. (a)	7,876	32,528
Amplify Energy Corp. (a)	3,809	37,671
Arch Resources, Inc. (b)	1,633	248,690
Archaea Energy, Inc. (a)	6,391	164,952
Ardmore Shipping Corp. (a)	3,673	49,696
Battalion Oil Corp. (a)	237	3,112
Berry Corp.	8,337	73,949
Brigham Minerals, Inc. Class A	5,687	176,297
California Resources Corp.	8,141	367,241
Callon Petroleum Co. (a)	5,292	232,636
Centrus Energy Corp. Class A (a)	1,152	54,501
Chord Energy Corp.	4,453	681,710
Chord Energy Corp.:
warrants 9/1/24 (a)	224	5,958
warrants 9/1/25 (a)	111	2,647
Civitas Resources, Inc.	7,927	554,177
Clean Energy Fuels Corp. (a)	18,282	122,672
CNX Resources Corp. (a)	20,037	336,822
Comstock Resources, Inc.	9,829	184,589
CONSOL Energy, Inc.	3,663	230,842
Crescent Energy, Inc. Class A (b)	3,515	48,437
CVR Energy, Inc.	3,154	123,195
Delek U.S. Holdings, Inc.	7,542	223,696
Denbury, Inc. (a)	5,373	491,146
DHT Holdings, Inc.	14,654	130,567
Dorian LPG Ltd.	3,280	59,270
Earthstone Energy, Inc. (a)(b)	4,830	78,053
Empire Petroleum Corp. (a)	1,102	17,632
Energy Fuels, Inc. (a)(b)	16,767	120,722
Equitrans Midstream Corp.	44,081	371,162
Excelerate Energy, Inc.	1,998	55,185
FLEX LNG Ltd. (b)	3,066	95,813
Frontline Ltd. (NY Shares) (b)	13,315	167,236
Gevo, Inc. (a)(b)	21,181	47,657
Golar LNG Ltd. (a)	10,733	298,592
Green Plains, Inc. (a)	5,662	163,575
Gulfport Energy Corp. (a)	1,187	106,248
HighPeak Energy, Inc.	731	17,047
International Seaways, Inc.	5,236	222,059
Kinetik Holdings, Inc.	1,901	69,919
Kosmos Energy Ltd. (a)	48,389	314,045
Laredo Petroleum, Inc. (a)	1,815	117,340
Magnolia Oil & Gas Corp. Class A	17,916	460,083
Matador Resources Co.	12,074	802,317
Murphy Oil Corp.	15,785	765,730
NACCO Industries, Inc. Class A	419	23,699
National Energy Services Reunited Corp. (a)	3,944	29,817
Nextdecade Corp. (a)(b)	3,491	24,437
Nordic American Tanker Shipping Ltd.	21,255	65,678
Northern Oil & Gas, Inc.	7,171	244,818
Par Pacific Holdings, Inc. (a)	5,227	119,594
PBF Energy, Inc. Class A	10,364	458,607
Peabody Energy Corp. (a)	12,604	301,236
Permian Resource Corp. Class A (a)	22,136	216,269
Ranger Oil Corp.	2,127	86,994
Rex American Resources Corp. (a)	1,716	51,463
Riley Exploration Permian, Inc.	1,097	31,890
Ring Energy, Inc. (a)	9,528	30,394
SandRidge Energy, Inc. (a)	3,407	64,358
Scorpio Tankers, Inc.	5,213	249,911
SFL Corp. Ltd.	12,274	125,195
SilverBow Resources, Inc. (a)(b)	1,287	45,650
Sitio Royalties Corp. (b)	1,342	38,059
SM Energy Co.	12,986	584,110
Talos Energy, Inc. (a)	7,094	150,960
Teekay Corp. (a)	7,201	28,156
Teekay Tankers Ltd. (a)	2,406	75,765
Tellurian, Inc. (a)(b)	54,831	148,044
Ur-Energy, Inc. (a)(b)	22,636	29,200
Uranium Energy Corp. (a)(b)	34,506	145,270
VAALCO Energy, Inc.	11,454	58,988
Vertex Energy, Inc. (a)(b)	5,812	49,576
W&T Offshore, Inc. (a)	10,118	76,796
World Fuel Services Corp.	6,543	166,781
		12,673,011
TOTAL ENERGY		17,941,700
FINANCIALS - 17.6%
Banks - 10.3%
1st Source Corp.	1,730	100,617
ACNB Corp.	859	31,431
Amalgamated Financial Corp.	1,514	34,807
Amerant Bancorp, Inc. Class A	2,932	88,253
American National Bankshares, Inc.	1,054	38,545
Ameris Bancorp	7,140	367,781
Arrow Financial Corp.	1,493	51,986
Associated Banc-Corp.	16,029	390,306
Atlantic Union Bankshares Corp.	8,075	278,911
Banc of California, Inc.	5,719	95,393
BancFirst Corp.	2,107	201,893
Bancorp, Inc., Delaware (a)	5,925	163,412
Bank First National Corp.	689	59,357
Bank of Marin Bancorp	1,755	63,356
BankUnited, Inc.	8,352	300,254
Bankwell Financial Group, Inc.	563	17,250
Banner Corp.	3,689	275,753
Bar Harbor Bankshares	1,521	45,645
BayCom Corp.	1,301	25,018
BCB Bancorp, Inc.	1,474	28,964
Berkshire Hills Bancorp, Inc.	4,680	136,890
Blue Ridge Bankshares, Inc.	1,842	24,038
Brookline Bancorp, Inc., Delaware	7,987	109,821
Business First Bancshares, Inc.	2,363	58,555
Byline Bancorp, Inc.	2,675	61,846
Cadence Bank	19,521	539,756
Cambridge Bancorp	741	65,097
Camden National Corp.	1,527	66,455
Capital Bancorp, Inc.	926	22,854
Capital City Bank Group, Inc.	1,452	51,430
Capstar Financial Holdings, Inc.	2,076	36,704
Carter Bankshares, Inc. (a)	2,447	43,801
Cathay General Bancorp	7,692	350,755
Central Pacific Financial Corp.	3,008	61,724
Citizens & Northern Corp.	1,557	37,025
City Holding Co.	1,538	155,107
Civista Bancshares, Inc.	1,566	37,114
CNB Financial Corp., Pennsylvania	1,740	44,231
Coastal Financial Corp. of Washington (a)	1,138	53,054
Colony Bankcorp, Inc.	1,712	23,626
Columbia Banking Systems, Inc.	8,591	287,541
Community Bank System, Inc.	5,768	360,096
Community Trust Bancorp, Inc.	1,648	77,934
ConnectOne Bancorp, Inc.	4,015	100,576
CrossFirst Bankshares, Inc. (a)	4,835	67,255
Customers Bancorp, Inc. (a)	3,318	111,783
CVB Financial Corp.	14,252	409,317
Dime Community Bancshares, Inc.	3,522	121,615
Eagle Bancorp, Inc.	3,443	155,899
Eastern Bankshares, Inc.	16,734	320,791
Enterprise Bancorp, Inc.	977	30,561
Enterprise Financial Services Corp.	3,756	200,833
Equity Bancshares, Inc.	1,564	55,866
Esquire Financial Holdings, Inc.	715	32,304
Farmers & Merchants Bancorp, Inc. (b)	1,331	38,945
Farmers National Banc Corp.	3,534	48,557
FB Financial Corp.	3,810	159,868
Financial Institutions, Inc.	1,592	37,937
First Bancorp, North Carolina	3,794	169,099
First Bancorp, Puerto Rico	20,007	315,911
First Bancshares, Inc.	2,194	71,832
First Bank Hamilton New Jersey	1,559	24,507
First Busey Corp.	5,510	145,519
First Business Finance Services, Inc.	807	30,787
First Commonwealth Financial Corp.	10,037	143,931
First Community Bankshares, Inc.	1,780	66,287
First Financial Bancorp, Ohio	10,024	261,326
First Financial Bankshares, Inc. (b)	13,972	537,782
First Financial Corp., Indiana	1,165	56,491
First Foundation, Inc.	5,539	88,402
First Guaranty Bancshares, Inc.	625	14,419
First Internet Bancorp	953	24,483
First Interstate Bancsystem, Inc.	9,820	447,890
First Merchants Corp.	6,133	275,372
First Mid-Illinois Bancshares, Inc.	2,079	74,449
First of Long Island Corp.	2,278	40,047
First Western Financial, Inc. (a)	834	23,027
Five Star Bancorp	1,371	39,773
Flushing Financial Corp.	3,025	59,593
Fulton Financial Corp.	17,295	315,288
FVCBankcorp, Inc. (a)	1,200	24,384
German American Bancorp, Inc.	2,964	116,456
Glacier Bancorp, Inc.	11,948	684,381
Great Southern Bancorp, Inc.	931	57,703
Guaranty Bancshares, Inc. Texas	830	30,735
Hancock Whitney Corp.	9,260	517,356
Hanmi Financial Corp.	3,241	86,794
HarborOne Bancorp, Inc.	4,697	71,535
HBT Financial, Inc.	989	20,166
Heartland Financial U.S.A., Inc.	4,375	215,775
Heritage Commerce Corp.	6,324	90,433
Heritage Financial Corp., Washington	3,685	124,148
Hilltop Holdings, Inc.	5,367	155,375
Home Bancshares, Inc.	20,416	520,404
HomeStreet, Inc.	1,939	50,336
HomeTrust Bancshares, Inc.	1,466	35,228
Hope Bancorp, Inc.	12,521	169,910
Horizon Bancorp, Inc. Indiana	4,270	63,666
Independent Bank Corp.	4,940	429,829
Independent Bank Corp.	2,116	48,943
Independent Bank Group, Inc. (b)	3,863	243,717
International Bancshares Corp.	5,725	283,960
John Marshall Bankcorp, Inc.	1,273	36,662
Lakeland Bancorp, Inc.	6,692	124,806
Lakeland Financial Corp.	2,623	216,791
Live Oak Bancshares, Inc.	3,550	115,269
Macatawa Bank Corp.	2,547	27,329
Mercantile Bank Corp.	1,644	57,458
Metrocity Bankshares, Inc.	1,930	42,943
Metropolitan Bank Holding Corp. (a)	1,123	74,118
Mid Penn Bancorp, Inc.	1,477	50,484
Midland States Bancorp, Inc.	2,287	64,127
MidWestOne Financial Group, Inc.	1,577	52,987
MVB Financial Corp.	1,060	26,246
National Bank Holdings Corp.	3,131	137,200
NBT Bancorp, Inc.	4,437	210,269
Nicolet Bankshares, Inc. (a)	1,314	100,245
Northeast Bank	678	28,544
Northwest Bancshares, Inc.	13,170	198,340
OceanFirst Financial Corp.	6,215	140,335
OFG Bancorp	4,962	138,341
Old National Bancorp, Indiana	31,522	616,570
Old Second Bancorp, Inc.	4,644	74,304
Origin Bancorp, Inc.	2,382	98,448
Orrstown Financial Services, Inc.	1,043	27,608
Pacific Premier Bancorp, Inc.	10,182	370,727
Park National Corp.	1,516	223,610
Parke Bancorp, Inc.	1,040	22,422
Pathward Financial, Inc.	3,138	131,890
PCB Bancorp	1,209	22,367
PCSB Financial Corp. (b)	1,223	23,836
Peapack-Gladstone Financial Corp.	1,834	72,571
Peoples Bancorp, Inc.	3,001	90,840
Peoples Financial Services Corp.	764	42,012
Preferred Bank, Los Angeles	1,425	109,540
Premier Financial Corp.	3,824	110,322
Primis Financial Corp.	2,388	30,781
Professional Holdings Corp. (A Shares) (a)	1,416	38,331
QCR Holdings, Inc.	1,682	85,294
RBB Bancorp	1,511	34,013
Red River Bancshares, Inc.	432	24,589
Renasant Corp.	5,855	236,366
Republic Bancorp, Inc., Kentucky Class A	889	41,205
Republic First Bancorp, Inc. (a)	5,154	14,586
S&T Bancorp, Inc.	4,134	156,307
Sandy Spring Bancorp, Inc.	4,666	165,363
Seacoast Banking Corp., Florida	6,514	201,283
ServisFirst Bancshares, Inc.	5,375	404,899
Shore Bancshares, Inc.	1,802	35,932
Sierra Bancorp	1,409	31,068
Silvergate Capital Corp. (a)	3,372	191,395
Simmons First National Corp. Class A	13,175	314,487
SmartFinancial, Inc.	1,576	46,082
South Plains Financial, Inc.	1,031	32,239
Southern First Bancshares, Inc. (a)	777	34,716
Southside Bancshares, Inc.	3,208	109,842
Southstate Corp. (b)	8,053	728,233
Stellar Bancorp, Inc.	4,836	158,814
Stock Yards Bancorp, Inc.	3,061	239,340
Summit Financial Group, Inc.	1,107	32,180
Texas Capital Bancshares, Inc. (a)	5,355	321,300
The Bank of NT Butterfield & Son Ltd.	5,373	185,583
The First Bancorp, Inc.	994	30,377
Third Coast Bancshares, Inc.	1,310	25,414
Tompkins Financial Corp.	1,512	125,254
TowneBank	7,183	236,608
Trico Bancshares	3,319	192,203
Triumph Bancorp, Inc. (a)	2,538	130,707
Trustmark Corp.	6,449	235,840
UMB Financial Corp.	4,729	393,547
United Bankshares, Inc., West Virginia (b)	14,013	593,451
United Community Bank, Inc.	11,454	440,979
Unity Bancorp, Inc.	703	20,148
Univest Corp. of Pennsylvania	3,167	89,119
USCB Financial Holdings, Inc. (a)	1,112	14,934
Valley National Bancorp	46,319	549,807
Veritex Holdings, Inc.	5,731	180,985
Washington Federal, Inc.	6,897	266,914
Washington Trust Bancorp, Inc.	1,819	88,222
WesBanco, Inc.	6,165	249,313
West Bancorp., Inc.	1,806	40,581
Westamerica Bancorp.	2,775	174,076
		26,376,210
Capital Markets - 1.5%
Artisan Partners Asset Management, Inc.	6,537	186,370
Assetmark Financial Holdings, Inc. (a)	2,238	46,349
Associated Capital Group, Inc.	136	5,481
B. Riley Financial, Inc.	2,223	90,432
Bakkt Holdings, Inc. Class A (a)(b)	6,937	14,776
BGC Partners, Inc. Class A	34,305	135,848
Blucora, Inc. (a)	5,068	111,648
BrightSphere Investment Group, Inc.	3,443	64,797
Cohen & Steers, Inc.	2,727	164,056
Cowen Group, Inc. Class A	2,827	109,179
Diamond Hill Investment Group, Inc.	316	56,864
Donnelley Financial Solutions, Inc. (a)	2,782	112,476
Federated Hermes, Inc.	9,160	318,310
Focus Financial Partners, Inc. Class A (a)	6,256	217,646
GCM Grosvenor, Inc. Class A (b)	4,429	36,628
Hamilton Lane, Inc. Class A	3,830	229,111
Houlihan Lokey	5,368	479,470
MarketWise, Inc. Class A (a)	2,053	5,050
Moelis & Co. Class A	6,893	292,677
Open Lending Corp. (a)	11,284	80,906
Oppenheimer Holdings, Inc. Class A (non-vtg.)	906	31,185
Perella Weinberg Partners Class A	4,501	35,468
Piper Jaffray Companies	1,834	234,697
PJT Partners, Inc.	2,541	189,050
Sculptor Capital Management, Inc. Class A	2,809	29,803
Silvercrest Asset Management Group Class A	1,027	19,503
StepStone Group, Inc. Class A	5,752	169,799
StoneX Group, Inc. (a)	1,807	168,629
Value Line, Inc.	94	5,038
Victory Capital Holdings, Inc.	1,810	52,345
Virtus Investment Partners, Inc.	749	128,446
WisdomTree Investments, Inc.	14,474	78,594
		3,900,631
Consumer Finance - 0.7%
Atlanticus Holdings Corp. (a)	460	13,138
Bread Financial Holdings, Inc.	5,365	193,730
Consumer Portfolio Services, Inc. (a)	928	5,958
CURO Group Holdings Corp.	2,502	12,935
Encore Capital Group, Inc. (a)	2,519	128,267
Enova International, Inc. (a)	3,363	126,079
EZCORP, Inc. (non-vtg.) Class A (a)	5,348	51,662
FirstCash Holdings, Inc.	4,138	407,386
Green Dot Corp. Class A (a)	5,208	99,108
LendingClub Corp. (a)	11,145	118,583
LendingTree, Inc. (a)	1,112	28,056
MoneyLion, Inc. (a)	13,756	15,407
Navient Corp.	11,893	180,060
Nelnet, Inc. Class A	1,528	136,130
NerdWallet, Inc.	2,782	32,661
Oportun Financial Corp. (a)	3,059	16,825
OppFi, Inc. Class A (a)	1,387	3,148
PRA Group, Inc. (a)	4,049	135,642
PROG Holdings, Inc. (a)	5,410	89,373
Regional Management Corp.	793	26,930
Sunlight Financial Holdings, Inc. Class A (a)	2,736	3,311
World Acceptance Corp. (a)(b)	426	34,600
		1,858,989
Diversified Financial Services - 0.3%
A-Mark Precious Metals, Inc.	1,952	59,360
Alerus Financial Corp.	1,664	37,107
Banco Latinoamericano de Comercio Exterior SA Series E	2,934	46,034
Cannae Holdings, Inc. (a)	7,646	177,081
Compass Diversified Holdings (b)	6,733	143,278
Jackson Financial, Inc.	8,190	314,168
SWK Holdings Corp. (a)	341	6,343
		783,371
Insurance - 2.2%
AMBAC Financial Group, Inc. (a)	4,708	66,147
American Equity Investment Life Holding Co.	7,750	333,870
Amerisafe, Inc.	2,040	119,156
Argo Group International Holdings, Ltd.	3,426	85,205
Bright Health Group, Inc. (a)(b)	21,042	21,673
BRP Group, Inc. (a)	6,434	182,404
CNO Financial Group, Inc.	12,238	269,970
Crawford & Co. Class A	1,639	9,818
Donegal Group, Inc. Class A	1,581	23,146
eHealth, Inc. (a)	2,589	6,939
Employers Holdings, Inc.	2,858	124,637
Enstar Group Ltd. (a)	1,195	239,621
Genworth Financial, Inc. Class A (a)	53,537	250,018
Goosehead Insurance (a)	2,081	86,382
Greenlight Capital Re, Ltd. (a)	2,659	22,442
HCI Group, Inc.	724	26,527
Hippo Holdings, Inc. (a)(b)	1,730	29,894
Horace Mann Educators Corp.	4,396	173,466
Investors Title Co.	139	20,426
James River Group Holdings Ltd.	3,916	98,957
Kinsale Capital Group, Inc.	2,322	731,825
Lemonade, Inc. (a)	5,039	121,944
MBIA, Inc. (a)	5,158	55,500
Mercury General Corp.	2,939	85,231
National Western Life Group, Inc.	240	47,525
NI Holdings, Inc. (a)	840	11,407
Oscar Health, Inc. (a)	12,898	48,110
Palomar Holdings, Inc. (a)	2,619	232,986
ProAssurance Corp.	5,795	128,707
RLI Corp.	4,191	545,123
Root, Inc. (a)	907	7,737
Safety Insurance Group, Inc.	1,514	131,642
Selective Insurance Group, Inc.	6,399	627,614
Selectquote, Inc. (a)	8,507	5,734
Siriuspoint Ltd. (a)	9,919	63,680
Stewart Information Services Corp.	2,906	113,218
Tiptree, Inc.	2,733	33,288
Trean Insurance Group, Inc. (a)	2,525	9,267
Trupanion, Inc. (a)(b)	4,201	212,024
United Fire Group, Inc.	2,263	61,327
Universal Insurance Holdings, Inc.	2,850	28,614
		5,493,201
Mortgage Real Estate Investment Trusts - 1.2%
Angel Oak Mortgage, Inc. (b)	1,381	14,266
Apollo Commercial Real Estate Finance, Inc.	15,280	172,053
Arbor Realty Trust, Inc.	17,918	246,731
Ares Commercial Real Estate Corp.	5,533	68,277
Armour Residential REIT, Inc.	12,715	67,644
Blackstone Mortgage Trust, Inc.	18,260	455,770
BrightSpire Capital, Inc.	10,090	77,491
Broadmark Realty Capital, Inc.	14,605	85,001
Chimera Investment Corp.	25,005	168,784
Claros Mortgage Trust, Inc.	9,872	157,952
Dynex Capital, Inc.	4,821	57,563
Ellington Financial LLC	6,300	84,294
Franklin BSP Realty Trust, Inc.	9,073	127,839
Granite Point Mortgage Trust, Inc.	5,941	46,696
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,175	249,377
Invesco Mortgage Capital, Inc. (b)	3,488	40,844
KKR Real Estate Finance Trust, Inc.	6,062	105,600
Ladder Capital Corp. Class A	12,011	128,157
MFA Financial, Inc.	11,167	111,223
New York Mortgage Trust, Inc.	41,224	110,893
Nexpoint Real Estate Finance, Inc.	807	14,179
Orchid Island Capital, Inc. (b)	3,956	39,837
PennyMac Mortgage Investment Trust	9,861	136,772
Ready Capital Corp.	8,217	99,590
Redwood Trust, Inc.	12,816	91,378
TPG RE Finance Trust, Inc.	7,456	63,152
Two Harbors Investment Corp.	37,490	133,464
		3,154,827
Thrifts & Mortgage Finance - 1.4%
Axos Financial, Inc. (a)	6,210	241,942
Blue Foundry Bancorp (a)	2,780	34,222
Bridgewater Bancshares, Inc. (a)	2,094	40,037
Capitol Federal Financial, Inc.	13,769	112,630
Columbia Financial, Inc. (a)	3,604	74,026
Enact Holdings, Inc.	3,180	81,535
Essent Group Ltd.	11,379	450,381
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	951	109,555
Finance of America Companies, Inc. (a)	4,011	6,458
Flagstar Bancorp, Inc.	5,609	217,068
Greene County Bancorp, Inc.	345	22,977
Hingham Institution for Savings	158	39,066
Home Bancorp, Inc.	751	32,105
Home Point Capital, Inc.	786	1,368
Kearny Financial Corp.	6,487	65,778
Luther Burbank Corp.	1,642	20,738
Merchants Bancorp	1,659	39,733
Mr. Cooper Group, Inc. (a)	7,548	298,071
NMI Holdings, Inc. (a)	8,923	195,681
Northfield Bancorp, Inc.	4,696	75,324
PennyMac Financial Services, Inc.	3,052	162,733
Pioneer Bancorp, Inc. (a)	1,067	11,001
Provident Bancorp, Inc.	1,472	18,194
Provident Financial Services, Inc.	7,859	176,199
Radian Group, Inc.	17,503	365,288
Southern Missouri Bancorp, Inc.	853	43,716
Sterling Bancorp, Inc. (a)	1,552	9,886
Trustco Bank Corp., New York	2,033	75,872
Velocity Financial, Inc. (a)	867	8,419
Walker & Dunlop, Inc.	3,322	298,847
Waterstone Financial, Inc.	1,991	33,807
WSFS Financial Corp.	6,765	314,978
		3,677,635
TOTAL FINANCIALS		45,244,864
HEALTH CARE - 16.8%
Biotechnology - 7.0%
2seventy bio, Inc. (a)	4,020	63,838
4D Molecular Therapeutics, Inc. (a)	3,262	28,249
Aadi Bioscience, Inc. (a)	1,568	20,251
ACADIA Pharmaceuticals, Inc. (a)	12,867	206,258
Adicet Bio, Inc. (a)	3,037	50,080
ADMA Biologics, Inc. (a)	19,850	55,977
Aerovate Therapeutics, Inc. (a)	983	19,178
Affimed NV (a)	15,613	27,479
Agenus, Inc. (a)	30,431	76,382
Agios Pharmaceuticals, Inc. (a)	5,858	161,329
Akero Therapeutics, Inc. (a)	3,003	126,907
Albireo Pharma, Inc. (a)	1,871	38,393
Alector, Inc. (a)	6,761	62,201
Alkermes PLC (a)	17,463	396,410
Allogene Therapeutics, Inc. (a)	8,575	88,323
Allovir, Inc. (a)(b)	3,341	23,153
Alpine Immune Sciences, Inc. (a)	1,677	9,911
ALX Oncology Holdings, Inc. (a)	2,301	27,934
Amicus Therapeutics, Inc. (a)	29,564	295,640
AnaptysBio, Inc. (a)(b)	2,175	62,749
Anavex Life Sciences Corp. (a)	7,434	90,472
Anika Therapeutics, Inc. (a)	1,561	44,364
Apellis Pharmaceuticals, Inc. (a)	10,042	607,441
Arbutus Biopharma Corp. (a)	11,740	27,472
Arcellx, Inc.	3,164	74,291
Arcturus Therapeutics Holdings, Inc. (a)	2,522	44,639
Arcus Biosciences, Inc. (a)	5,511	140,420
Arcutis Biotherapeutics, Inc. (a)	4,382	77,474
Arrowhead Pharmaceuticals, Inc. (a)	11,043	384,407
Atara Biotherapeutics, Inc. (a)	10,167	47,378
Aura Biosciences, Inc.	1,979	24,520
Aurinia Pharmaceuticals, Inc. (a)	14,433	117,340
Avid Bioservices, Inc. (a)	6,583	111,516
Avidity Biosciences, Inc. (a)	5,513	78,726
Beam Therapeutics, Inc. (a)(b)	6,832	301,018
BioCryst Pharmaceuticals, Inc. (a)	19,847	264,957
Biohaven Ltd. (a)(b)	3,381	56,023
BioXcel Therapeutics, Inc. (a)(b)	2,072	26,086
bluebird bio, Inc. (a)	8,350	52,355
Blueprint Medicines Corp. (a)	6,413	332,450
BridgeBio Pharma, Inc. (a)	11,244	117,275
C4 Therapeutics, Inc. (a)	4,604	44,290
CareDx, Inc. (a)	5,510	109,704
Caribou Biosciences, Inc. (a)	6,059	59,015
Catalyst Pharmaceutical Partners, Inc. (a)	10,205	141,543
Celldex Therapeutics, Inc. (a)	4,920	172,840
Celularity, Inc. Class A (a)	7,235	16,858
Century Therapeutics, Inc. (a)(b)	2,195	23,048
Cerevel Therapeutics Holdings (a)	5,811	162,476
Chimerix, Inc. (a)	9,465	16,753
Chinook Therapeutics, Inc. (a)	5,277	114,775
Chinook Therapeutics, Inc. rights (a)(c)	702	0
Cogent Biosciences, Inc. (a)	6,850	93,503
Coherus BioSciences, Inc. (a)	7,931	69,000
Crinetics Pharmaceuticals, Inc. (a)	5,614	103,634
CTI BioPharma Corp. (a)(b)	10,667	52,268
Cullinan Oncology, Inc. (a)(b)	3,303	43,401
Cytokinetics, Inc. (a)	8,798	384,121
Day One Biopharmaceuticals, Inc. (a)(b)	2,953	62,426
Deciphera Pharmaceuticals, Inc. (a)	4,827	78,294
Denali Therapeutics, Inc. (a)	10,563	302,947
Design Therapeutics, Inc. (a)	3,600	56,232
Dynavax Technologies Corp. (a)	12,685	145,243
Dyne Therapeutics, Inc. (a)	3,439	39,205
Eagle Pharmaceuticals, Inc. (a)	1,122	35,309
Editas Medicine, Inc. (a)	6,204	77,860
Eiger Biopharmaceuticals, Inc. (a)	4,556	23,281
Emergent BioSolutions, Inc. (a)	5,326	111,100
Enanta Pharmaceuticals, Inc. (a)	2,103	94,866
Enochian Biosciences, Inc. (a)	2,034	4,129
EQRx, Inc. (a)(b)	21,581	110,926
Erasca, Inc. (a)(b)	6,983	57,051
Fate Therapeutics, Inc. (a)(b)	8,980	187,862
FibroGen, Inc. (a)	9,370	152,544
Foghorn Therapeutics, Inc. (a)	2,197	19,202
Gelesis Holdings, Inc. Class A (a)	1,702	634
Generation Bio Co. (a)	5,185	26,547
Geron Corp. (a)	38,511	85,494
Gossamer Bio, Inc. (a)(b)	6,753	74,958
GreenLight Biosciences Holdings PBC Class A (a)	7,821	13,921
Halozyme Therapeutics, Inc. (a)	14,515	693,962
Heron Therapeutics, Inc. (a)(b)	11,093	42,708
HilleVax, Inc.	1,396	29,846
Humacyte, Inc. Class A (a)	1,894	6,525
Icosavax, Inc. (a)	2,407	8,256
Ideaya Biosciences, Inc. (a)	3,823	64,570
IGM Biosciences, Inc. (a)	1,142	22,840
Imago BioSciences, Inc. (a)	2,829	48,093
ImmunityBio, Inc. (a)(b)	8,867	48,769
ImmunoGen, Inc. (a)	23,071	137,042
Immunovant, Inc. (a)	4,375	49,000
Inhibrx, Inc. (a)	3,135	100,884
Inovio Pharmaceuticals, Inc. (a)	20,630	44,561
Insmed, Inc. (a)	12,801	221,713
Instil Bio, Inc. (a)	7,596	25,067
Intellia Therapeutics, Inc. (a)	8,092	427,096
Intercept Pharmaceuticals, Inc. (a)	2,633	36,520
Invivyd, Inc. (a)	5,523	21,816
Iovance Biotherapeutics, Inc. (a)	16,221	151,504
Ironwood Pharmaceuticals, Inc. Class A (a)	14,493	158,553
iTeos Therapeutics, Inc. (a)	2,570	50,064
Iveric Bio, Inc. (a)	12,703	303,856
Janux Therapeutics, Inc. (a)(b)	1,833	33,141
Jounce Therapeutics, Inc. (a)	4,612	10,054
Kalvista Pharmaceuticals, Inc. (a)	2,493	12,640
Karuna Therapeutics, Inc. (a)	3,195	700,791
Karyopharm Therapeutics, Inc. (a)	8,204	39,051
Keros Therapeutics, Inc. (a)	1,929	97,106
Kezar Life Sciences, Inc. (a)	5,668	42,595
Kiniksa Pharmaceuticals Ltd. (a)	3,421	39,068
Kinnate Biopharma, Inc. (a)	3,132	26,403
Kodiak Sciences, Inc. (a)	2,997	21,518
Kronos Bio, Inc. (a)	4,357	12,897
Krystal Biotech, Inc. (a)	2,272	173,808
Kura Oncology, Inc. (a)	6,818	105,815
Kymera Therapeutics, Inc. (a)	4,086	123,969
Lexicon Pharmaceuticals, Inc. (a)	9,026	19,406
Ligand Pharmaceuticals, Inc. Class B (a)	1,619	141,905
Lyell Immunopharma, Inc. (a)	18,600	109,368
Macrogenics, Inc. (a)	6,541	33,490
Madrigal Pharmaceuticals, Inc. (a)	1,356	96,032
MannKind Corp. (a)	26,706	90,266
MeiraGTx Holdings PLC (a)	3,290	23,918
Mersana Therapeutics, Inc. (a)	9,676	76,053
MiMedx Group, Inc. (a)	12,136	35,923
Mirum Pharmaceuticals, Inc. (a)	1,949	43,950
Monte Rosa Therapeutics, Inc. (a)	3,068	28,226
Morphic Holding, Inc. (a)	2,771	77,616
Myriad Genetics, Inc. (a)	8,507	176,435
Nkarta, Inc. (a)(b)	3,472	43,782
Nurix Therapeutics, Inc. (a)	4,978	63,370
Nuvalent, Inc. Class A (a)(b)	1,810	64,635
Ocugen, Inc. (a)(b)	23,286	40,052
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Organogenesis Holdings, Inc. Class A (a)	7,818	25,643
Outlook Therapeutics, Inc. (a)(b)	12,833	14,886
Pardes Biosciences, Inc. (a)	3,563	4,276
PepGen, Inc.	1,038	12,747
PMV Pharmaceuticals, Inc. (a)	3,969	48,858
Point Biopharma Global, Inc. (a)	7,913	73,828
Praxis Precision Medicines, Inc. (a)	4,183	8,241
Precigen, Inc. (a)	10,814	17,519
Prometheus Biosciences, Inc. (a)	3,280	172,266
Protagonist Therapeutics, Inc. (a)	4,992	40,435
Prothena Corp. PLC (a)	3,813	234,271
PTC Therapeutics, Inc. (a)	7,507	283,915
Rallybio Corp. (a)(b)	1,706	16,309
RAPT Therapeutics, Inc. (a)	2,812	61,358
Recursion Pharmaceuticals, Inc. (a)	14,696	155,043
REGENXBIO, Inc. (a)	4,309	101,994
Relay Therapeutics, Inc. (a)	8,209	182,404
Replimune Group, Inc. (a)	4,347	79,811
Revolution Medicines, Inc. (a)	8,007	162,222
Rigel Pharmaceuticals, Inc. (a)	18,968	13,820
Rocket Pharmaceuticals, Inc. (a)	4,707	87,833
Sage Therapeutics, Inc. (a)	5,571	209,804
Sana Biotechnology, Inc. (a)(b)	9,618	55,784
Sangamo Therapeutics, Inc. (a)	13,828	60,705
Seres Therapeutics, Inc. (a)	7,615	67,469
Sorrento Therapeutics, Inc. (a)(b)	41,162	64,624
SpringWorks Therapeutics, Inc. (a)	3,733	89,629
Stoke Therapeutics, Inc. (a)	2,416	35,878
Sutro Biopharma, Inc. (a)	5,305	38,886
Syndax Pharmaceuticals, Inc. (a)	5,697	130,803
Talaris Therapeutics, Inc. (a)	2,468	3,727
Tango Therapeutics, Inc. (a)	5,024	40,393
Tenaya Therapeutics, Inc. (a)	3,011	8,069
TG Therapeutics, Inc. (a)	14,232	82,830
Travere Therapeutics, Inc. (a)	6,528	141,527
Twist Bioscience Corp. (a)	6,037	198,195
Tyra Biosciences, Inc. (a)	1,351	9,349
Vanda Pharmaceuticals, Inc. (a)	6,060	63,448
Vaxart, Inc. (a)(b)	13,417	22,406
Vaxcyte, Inc. (a)	7,230	315,300
VBI Vaccines, Inc. (a)	23,164	16,680
Vera Therapeutics, Inc. (a)	1,492	27,811
Veracyte, Inc. (a)	7,722	155,289
Vericel Corp. (a)	5,081	136,577
Verve Therapeutics, Inc. (a)(b)	4,879	183,938
Vir Biotechnology, Inc. (a)	7,767	170,719
Viridian Therapeutics, Inc. (a)	2,833	56,377
VistaGen Therapeutics, Inc. (a)	24,813	3,290
Xencor, Inc. (a)	6,158	172,424
Y-mAbs Therapeutics, Inc. (a)	3,954	14,274
Zentalis Pharmaceuticals, Inc. (a)	5,037	126,378
		18,025,316
Health Care Equipment & Supplies - 3.9%
Alphatec Holdings, Inc. (a)	7,795	79,821
Angiodynamics, Inc. (a)	4,022	56,670
Artivion, Inc. (a)	4,142	46,225
Atricure, Inc. (a)	4,882	205,630
Atrion Corp.	145	87,045
Avanos Medical, Inc. (a)	4,915	108,867
AxoGen, Inc. (a)	4,369	49,894
Axonics Modulation Technologies, Inc. (a)	5,273	385,667
BioLife Solutions, Inc. (a)	3,658	86,036
Bioventus, Inc. (a)	3,494	28,441
Butterfly Network, Inc. Class A (a)(b)	14,360	70,364
Cardiovascular Systems, Inc. (a)	4,241	61,240
Cerus Corp. (a)	19,009	69,573
CONMED Corp.	3,142	250,512
Cue Health, Inc. (a)	11,873	47,136
Cutera, Inc. (a)	1,781	81,873
Embecta Corp.	6,247	193,157
Figs, Inc. Class A (a)	13,777	101,674
Glaukos Corp. (a)	4,904	274,967
Haemonetics Corp. (a)	5,446	462,638
Heska Corp. (a)	1,047	75,133
Inari Medical, Inc. (a)(b)	5,194	399,574
Inogen, Inc. (a)	2,451	55,540
Inspire Medical Systems, Inc. (a)	3,036	591,868
Integer Holdings Corp. (a)	3,511	218,841
IRadimed Corp.	781	22,688
iRhythm Technologies, Inc. (a)	3,199	407,841
Lantheus Holdings, Inc. (a)	7,322	541,755
Lantheus Holdings, Inc. rights (a)(c)	4,219	0
LeMaitre Vascular, Inc.	2,079	90,229
LivaNova PLC (a)	5,775	272,003
Meridian Bioscience, Inc. (a)	4,550	145,464
Merit Medical Systems, Inc. (a)	6,012	413,445
Mesa Laboratories, Inc.	546	72,187
Nano-X Imaging Ltd. (a)	4,899	69,566
Neogen Corp. (a)	8,260	109,032
Nevro Corp. (a)	3,759	144,120
NuVasive, Inc. (a)	5,627	248,320
Omnicell, Inc. (a)	4,729	365,646
OraSure Technologies, Inc. (a)	7,796	33,991
Orthofix International NV (a)	2,101	33,742
OrthoPediatrics Corp. (a)	1,590	67,559
Outset Medical, Inc. (a)	5,201	80,824
Owlet, Inc. (a)	2,105	2,016
Paragon 28, Inc.	4,955	98,951
PROCEPT BioRobotics Corp. (a)	2,762	125,478
Pulmonx Corp. (a)	3,742	49,993
RxSight, Inc. (a)	2,220	27,617
Seaspine Holdings Corp. (a)	3,950	25,399
Senseonics Holdings, Inc. (a)(b)	49,397	58,288
Shockwave Medical, Inc. (a)	3,818	1,119,203
SI-BONE, Inc. (a)	3,625	70,470
Sight Sciences, Inc. (a)	2,399	18,784
Silk Road Medical, Inc. (a)	3,728	164,330
Staar Surgical Co. (a)	5,153	365,193
SurModics, Inc. (a)	1,456	49,708
Tactile Systems Technology, Inc. (a)	2,187	16,271
Tenon Medical, Inc.	504	897
TransMedics Group, Inc. (a)	3,277	158,017
Treace Medical Concepts, Inc. (a)	3,539	86,635
UFP Technologies, Inc. (a)	722	67,760
Utah Medical Products, Inc.	368	32,954
Varex Imaging Corp. (a)	4,087	90,364
Vicarious Surgical, Inc. (a)(b)	6,009	23,255
ViewRay, Inc. (a)	16,129	69,193
Zimvie, Inc. (a)	2,256	19,785
Zynex, Inc.	2,441	27,827
		9,975,186
Health Care Providers & Services - 2.9%
1Life Healthcare, Inc. (a)	19,343	330,765
23andMe Holding Co. Class A (a)(b)	27,865	87,496
Accolade, Inc. (a)	7,015	75,622
AdaptHealth Corp. (a)	7,773	177,224
Addus HomeCare Corp. (a)	1,652	169,198
Agiliti, Inc. (a)	3,021	52,777
AirSculpt Technologies, Inc.	1,405	9,526
Alignment Healthcare, Inc. (a)	9,080	120,219
AMN Healthcare Services, Inc. (a)	4,640	582,320
Apollo Medical Holdings, Inc. (a)	4,196	148,790
ATI Physical Therapy, Inc. (a)	8,189	8,926
Aveanna Healthcare Holdings, Inc. (a)	4,959	6,893
Brookdale Senior Living, Inc. (a)	19,869	88,814
Cano Health, Inc. (a)	17,380	62,220
CareMax, Inc. Class A (a)	6,430	45,267
Castle Biosciences, Inc. (a)	2,648	67,577
Clover Health Investments Corp. (a)(b)	41,867	66,150
Community Health Systems, Inc. (a)	13,658	39,198
Corvel Corp. (a)	941	154,522
Cross Country Healthcare, Inc. (a)	3,934	145,912
DocGo, Inc. Class A (a)(b)	8,640	85,536
Fulgent Genetics, Inc. (a)	2,333	92,457
HealthEquity, Inc. (a)	8,891	692,698
Hims & Hers Health, Inc. (a)	13,116	59,547
Innovage Holding Corp. (a)	1,992	12,330
Invitae Corp. (a)	25,305	65,287
LHC Group, Inc. (a)	3,182	531,712
LifeStance Health Group, Inc. (a)	7,781	58,747
Modivcare, Inc. (a)	1,359	132,149
National Healthcare Corp.	1,311	79,866
National Research Corp. Class A	1,507	61,380
Opko Health, Inc. (a)	43,338	82,342
Option Care Health, Inc. (a)	16,758	507,097
Owens & Minor, Inc.	7,923	134,691
P3 Health Partners, Inc. Class A (a)	2,567	12,707
Patterson Companies, Inc.	9,344	242,664
Pediatrix Medical Group, Inc. (a)	8,866	172,000
Pennant Group, Inc. (a)	2,786	34,296
PetIQ, Inc. Class A (a)	2,996	24,627
Privia Health Group, Inc. (a)	4,789	160,336
Progyny, Inc. (a)	8,052	358,072
R1 Rcm, Inc. (a)	16,128	284,820
RadNet, Inc. (a)	5,336	102,024
Select Medical Holdings Corp.	11,133	285,895
Sema4 Holdings Corp. Class A (a)	17,238	17,755
Surgery Partners, Inc. (a)	4,264	115,938
The Ensign Group, Inc.	5,761	517,223
The Joint Corp. (a)	1,566	25,870
The Oncology Institute, Inc. (a)	3,758	17,061
U.S. Physical Therapy, Inc.	1,368	121,478
		7,528,021
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	11,663	171,446
American Well Corp. (a)	24,713	101,076
Babylon Holdings Ltd. Class A (a)	12,312	5,830
Computer Programs & Systems, Inc. (a)	1,561	50,420
Evolent Health, Inc. (a)	8,793	279,705
Health Catalyst, Inc. (a)	5,946	52,444
HealthStream, Inc. (a)	2,624	64,813
MultiPlan Corp. Class A (a)(b)	40,396	115,937
Nextgen Healthcare, Inc. (a)	6,009	120,420
Nutex Health, Inc. (a)	4,312	3,471
OptimizeRx Corp. (a)	1,954	30,121
Pear Therapeutics, Inc. Class A (a)	7,428	20,427
Phreesia, Inc. (a)	5,293	144,605
Schrodinger, Inc. (a)	5,822	139,553
Sharecare, Inc. Class A (a)	31,610	60,691
Simulations Plus, Inc.	1,687	70,011
		1,430,970
Life Sciences Tools & Services - 0.8%
AbCellera Biologics, Inc. (a)	22,249	263,206
Absci Corp. (a)(b)	5,745	18,154
Adaptive Biotechnologies Corp. (a)	12,092	94,076
Akoya Biosciences, Inc. (a)	1,703	23,416
Alpha Teknova, Inc. (a)	730	3,351
Berkeley Lights, Inc. (a)	5,827	12,936
BioNano Genomics, Inc. (a)(b)	31,607	73,960
Codexis, Inc. (a)	6,709	37,705
CryoPort, Inc. (a)	4,730	131,305
Cytek Biosciences, Inc. (a)(b)	12,299	190,880
Inotiv, Inc. (a)	1,908	39,648
MaxCyte, Inc. (a)	9,390	64,979
Medpace Holdings, Inc. (a)	2,727	605,339
Nanostring Technologies, Inc. (a)	4,994	52,237
Nautilus Biotechnology, Inc. (a)	5,297	13,084
NeoGenomics, Inc. (a)	13,343	101,474
Pacific Biosciences of California, Inc. (a)(b)	24,323	205,286
Quanterix Corp. (a)	3,545	39,243
Quantum-Si, Inc. (a)(b)	9,992	30,276
Science 37 Holdings, Inc. (a)	6,898	10,002
Seer, Inc. (a)	5,651	44,247
Singular Genomics Systems, Inc. (a)	6,001	15,963
SomaLogic, Inc. Class A (a)	16,324	56,644
		2,127,411
Pharmaceuticals - 1.6%
Aclaris Therapeutics, Inc. (a)	6,925	108,099
Aerie Pharmaceuticals, Inc. (a)	5,099	77,607
Amneal Pharmaceuticals, Inc. (a)	11,044	24,297
Amphastar Pharmaceuticals, Inc. (a)	4,064	125,578
Amylyx Pharmaceuticals, Inc.	3,783	134,940
AN2 Therapeutics, Inc.	520	7,498
ANI Pharmaceuticals, Inc. (a)	1,354	52,251
Arvinas Holding Co. LLC (a)	5,226	259,784
Atea Pharmaceuticals, Inc. (a)	8,272	49,632
Athira Pharma, Inc. (a)	3,600	11,916
Axsome Therapeutics, Inc. (a)(b)	3,189	143,983
Cara Therapeutics, Inc. (a)	4,858	45,665
Cassava Sciences, Inc. (a)	4,091	149,076
CinCor Pharma, Inc.	2,148	72,259
Collegium Pharmaceutical, Inc. (a)	3,634	65,194
Corcept Therapeutics, Inc. (a)	9,120	260,832
DICE Therapeutics, Inc. (a)	3,046	108,163
Edgewise Therapeutics, Inc. (a)	3,242	30,831
Esperion Therapeutics, Inc. (a)(b)	7,173	58,316
Evolus, Inc. (a)	3,841	32,879
Eyepoint Pharmaceuticals, Inc. (a)	2,860	15,444
Fulcrum Therapeutics, Inc. (a)	3,720	20,683
Harmony Biosciences Holdings, Inc. (a)	2,825	146,900
Innoviva, Inc. (a)	6,703	90,893
Intra-Cellular Therapies, Inc. (a)	9,824	448,662
Liquidia Technologies, Inc. (a)	5,134	25,105
Nektar Therapeutics (a)	19,425	73,038
NGM Biopharmaceuticals, Inc. (a)	4,253	22,711
Nuvation Bio, Inc. (a)	12,536	27,579
Ocular Therapeutix, Inc. (a)	8,377	30,241
Pacira Biosciences, Inc. (a)	4,803	248,603
Phathom Pharmaceuticals, Inc. (a)(b)	2,492	26,415
Phibro Animal Health Corp. Class A	2,327	34,184
Prestige Brands Holdings, Inc. (a)	5,312	289,398
Provention Bio, Inc. (a)	6,345	44,034
Reata Pharmaceuticals, Inc. (a)	2,967	95,537
Relmada Therapeutics, Inc. (a)	2,929	18,716
Revance Therapeutics, Inc. (a)	7,686	171,475
SIGA Technologies, Inc.	5,052	46,428
Supernus Pharmaceuticals, Inc. (a)	5,216	178,752
Tarsus Pharmaceuticals, Inc. (a)	2,003	36,895
Theravance Biopharma, Inc. (a)	6,815	67,946
Theseus Pharmaceuticals, Inc.	1,813	9,754
Tricida, Inc. (a)	3,587	1,192
Ventyx Biosciences, Inc.	2,397	77,591
Xeris Biopharma Holdings, Inc. (a)	14,468	23,149
Zogenix, Inc. rights (a)(c)	5,244	3,566
		4,093,691
TOTAL HEALTH CARE		43,180,595
INDUSTRIALS - 15.2%
Aerospace & Defense - 0.9%
AAR Corp. (a)	3,627	160,749
Aerojet Rocketdyne Holdings, Inc. (a)	8,516	412,600
AeroVironment, Inc. (a)	2,651	242,567
AerSale Corp. (a)	1,779	37,715
Archer Aviation, Inc. Class A (a)(b)	15,499	44,172
Astra Space, Inc. Class A (a)	17,116	10,790
Astronics Corp. (a)	2,736	25,335
Cadre Holdings, Inc.	2,044	60,032
Ducommun, Inc. (a)	1,156	54,575
Kaman Corp.	3,033	97,359
Kratos Defense & Security Solutions, Inc. (a)	13,366	148,095
Maxar Technologies, Inc.	7,923	177,000
Momentus, Inc. Class A (a)	6,324	9,233
Moog, Inc. Class A	3,027	256,538
National Presto Industries, Inc.	524	36,937
Park Aerospace Corp.	1,999	24,868
Parsons Corp. (a)	3,539	165,908
Redwire Corp. (a)	2,232	6,116
Rocket Lab U.S.A., Inc. Class A (a)	23,319	118,694
Terran Orbital Corp. Class A (a)	2,654	6,953
Triumph Group, Inc. (a)	6,980	63,169
V2X, Inc. (a)	1,309	53,656
Virgin Galactic Holdings, Inc. (a)(b)	24,761	114,396
		2,327,457
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	6,300	183,960
Atlas Air Worldwide Holdings, Inc. (a)	3,002	303,622
Forward Air Corp.	2,892	306,176
Hub Group, Inc. Class A (a)	3,596	279,050
Radiant Logistics, Inc. (a)	3,945	23,946
		1,096,754
Airlines - 0.3%
Allegiant Travel Co. (a)	1,600	120,080
Blade Air Mobility, Inc. (a)	5,927	26,672
Frontier Group Holdings, Inc. (a)(b)	4,014	52,624
Hawaiian Holdings, Inc. (a)	5,328	76,883
Joby Aviation, Inc. (a)	26,989	130,087
SkyWest, Inc. (a)	5,260	92,997
Spirit Airlines, Inc. (a)	11,647	256,234
Sun Country Airlines Holdings, Inc. (a)	3,587	58,396
Wheels Up Experience, Inc. Class A (a)	17,102	30,271
		844,244
Building Products - 1.3%
AAON, Inc.	4,693	302,652
American Woodmark Corp. (a)	1,785	80,950
Apogee Enterprises, Inc.	2,337	107,222
Caesarstone Sdot-Yam Ltd.	2,336	20,744
CSW Industrials, Inc.	1,551	199,955
Gibraltar Industries, Inc. (a)	3,425	174,949
Griffon Corp.	4,914	157,936
Insteel Industries, Inc.	2,027	53,411
Janus International Group, Inc. (a)	8,657	83,367
Jeld-Wen Holding, Inc. (a)	9,045	95,967
Masonite International Corp. (a)	2,375	169,884
PGT Innovations, Inc. (a)	6,226	132,676
Quanex Building Products Corp.	3,534	78,313
Resideo Technologies, Inc. (a)	15,436	364,598
Simpson Manufacturing Co. Ltd.	4,674	399,534
UFP Industries, Inc.	6,425	457,653
View, Inc. Class A (a)	12,097	16,331
Zurn Elkay Water Solutions Cor	13,327	313,051
		3,209,193
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	7,200	320,472
ACCO Brands Corp.	10,064	46,294
ACV Auctions, Inc. Class A (a)	12,469	113,717
Aris Water Solution, Inc. Class A	2,381	40,548
Brady Corp. Class A	4,854	222,071
BrightView Holdings, Inc. (a)	4,878	43,512
Casella Waste Systems, Inc. Class A (a)	5,349	437,602
Cimpress PLC (a)	1,907	44,395
CompX International, Inc. Class A	171	3,049
CoreCivic, Inc. (a)	12,461	130,467
Deluxe Corp.	4,699	86,368
Ennis, Inc.	2,732	61,634
Harsco Corp. (a)	8,440	44,648
Healthcare Services Group, Inc.	7,956	111,066
Heritage-Crystal Clean, Inc. (a)	1,702	46,754
HNI Corp.	4,402	127,614
Interface, Inc.	6,267	70,880
KAR Auction Services, Inc. (a)	12,229	177,687
Kimball International, Inc. Class B	4,043	29,878
Li-Cycle Holdings Corp. (a)	14,745	87,880
Matthews International Corp. Class A	3,177	85,398
Millerknoll, Inc.	8,220	174,100
Montrose Environmental Group, Inc. (a)	2,962	129,676
NL Industries, Inc.	870	7,621
Pitney Bowes, Inc.	19,091	59,373
Quad/Graphics, Inc. (a)	3,642	10,125
SP Plus Corp. (a)	2,429	89,946
Steelcase, Inc. Class A	9,431	73,279
The Brink's Co.	4,946	294,930
The GEO Group, Inc. (a)(b)	12,690	107,357
UniFirst Corp.	1,587	292,024
Viad Corp. (a)	2,145	79,966
VSE Corp.	1,155	53,465
		3,703,796
Construction & Engineering - 1.6%
Ameresco, Inc. Class A (a)	3,415	206,539
API Group Corp. (a)	22,217	366,358
Arcosa, Inc.	5,160	331,272
Argan, Inc.	1,456	50,480
Comfort Systems U.S.A., Inc.	3,804	468,957
Concrete Pumping Holdings, Inc. (a)	2,720	17,422
Construction Partners, Inc. Class A (a)	4,289	133,559
Dycom Industries, Inc. (a)	3,091	365,294
EMCOR Group, Inc.	5,237	738,941
Fluor Corp. (a)	15,269	462,040
Granite Construction, Inc.	4,784	161,364
Great Lakes Dredge & Dock Corp. (a)	7,002	52,935
IES Holdings, Inc. (a)	924	30,529
MYR Group, Inc. (a)	1,770	154,893
Northwest Pipe Co. (a)	996	33,854
NV5 Global, Inc. (a)	1,441	208,873
Primoris Services Corp.	5,645	113,973
Sterling Construction Co., Inc. (a)	3,118	84,155
Tutor Perini Corp. (a)	4,535	33,650
		4,015,088
Electrical Equipment - 1.3%
Allied Motion Technologies, Inc.	1,447	48,938
Array Technologies, Inc. (a)	16,187	292,985
Atkore, Inc. (a)	4,433	422,465
AZZ, Inc.	2,628	105,646
Babcock & Wilcox Enterprises, Inc. (a)	6,574	29,977
Blink Charging Co. (a)(b)	3,922	58,046
Bloom Energy Corp. Class A (a)	18,895	353,525
Encore Wire Corp.	1,979	272,291
Energy Vault Holdings, Inc. Class A (a)	6,899	22,215
EnerSys	4,359	288,958
Enovix Corp. (a)	11,692	220,628
ESS Tech, Inc. Class A (a)	8,839	37,389
Fluence Energy, Inc. (b)	3,863	57,675
FTC Solar, Inc. (a)	4,776	9,886
FuelCell Energy, Inc. (a)(b)	42,073	131,268
GrafTech International Ltd.	20,797	105,857
Heliogen, Inc. (a)(b)	9,894	17,809
NuScale Power Corp. (a)(b)	3,401	38,363
Powell Industries, Inc.	954	23,535
Preformed Line Products Co.	258	20,477
Shoals Technologies Group, Inc. (a)	12,009	277,528
Stem, Inc. (a)	15,492	210,691
SunPower Corp. (a)	8,806	162,823
Thermon Group Holdings, Inc. (a)	3,525	62,604
TPI Composites, Inc. (a)	3,964	39,481
Vicor Corp. (a)	2,383	113,836
		3,424,896
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A (b)	2,790	71,480
Machinery - 4.0%
3D Systems Corp. (a)	13,701	120,980
Alamo Group, Inc.	1,073	163,182
Albany International Corp. Class A	3,308	303,079
Altra Industrial Motion Corp.	6,966	418,935
Astec Industries, Inc.	2,456	107,204
Barnes Group, Inc.	5,266	186,258
Berkshire Grey, Inc. Class A (a)	5,638	7,555
Blue Bird Corp. (a)	1,897	17,395
Chart Industries, Inc. (a)	3,941	878,370
CIRCOR International, Inc. (a)	2,014	41,629
Columbus McKinnon Corp. (NY Shares)	3,022	86,187
Desktop Metal, Inc. (a)(b)	28,734	72,697
Douglas Dynamics, Inc.	2,395	81,310
Energy Recovery, Inc. (a)	5,922	152,373
Enerpac Tool Group Corp. Class A	6,323	160,667
EnPro Industries, Inc.	2,194	233,661
ESCO Technologies, Inc.	2,744	236,450
Evoqua Water Technologies Corp. (a)	12,638	495,157
Fathom Digital Manufacturing Corp. (a)	989	2,512
Federal Signal Corp.	6,352	296,321
Franklin Electric Co., Inc.	4,898	401,342
Gorman-Rupp Co.	2,429	65,923
Helios Technologies, Inc.	3,496	198,188
Hillenbrand, Inc.	7,482	330,555
Hillman Solutions Corp. Class A (a)	14,581	113,878
Hydrofarm Holdings Group, Inc. (a)	3,670	9,469
Hyliion Holdings Corp. Class A (a)(b)	14,519	41,379
Hyster-Yale Materials Handling, Inc. Class A	1,192	34,759
Hyzon Motors, Inc. Class A (a)	9,742	18,607
John Bean Technologies Corp.	3,407	310,718
Kadant, Inc.	1,256	223,505
Kennametal, Inc.	8,789	234,754
Lightning eMotors, Inc. (a)	4,713	7,258
Lindsay Corp.	1,177	199,266
Luxfer Holdings PLC sponsored	2,829	40,936
Manitowoc Co., Inc. (a)	3,773	34,410
Markforged Holding Corp. (a)	12,277	26,764
Microvast Holdings, Inc. (a)	18,008	44,120
Miller Industries, Inc.	1,150	29,245
Mueller Industries, Inc.	6,008	376,341
Mueller Water Products, Inc. Class A	16,921	197,976
Nikola Corp. (a)(b)	22,921	86,871
Omega Flex, Inc.	360	33,984
Proterra, Inc. Class A (a)(b)	23,847	148,805
Proto Labs, Inc. (a)	2,933	112,011
RBC Bearings, Inc. (a)(b)	3,060	775,802
REV Group, Inc.	3,701	50,852
Sarcos Technology and Robotics Corp. Class A (a)	11,898	24,034
Shyft Group, Inc. (The)	3,773	86,704
SPX Technologies, Inc. (a)	4,651	306,222
Standex International Corp.	1,267	125,496
Tennant Co.	1,982	115,452
Terex Corp.	7,210	292,293
The Greenbrier Companies, Inc.	3,438	121,396
Titan International, Inc. (a)	5,438	81,352
Trinity Industries, Inc.	8,744	249,466
Velo3D, Inc. (a)	6,163	24,282
Wabash National Corp.	5,194	112,450
Watts Water Technologies, Inc. Class A	2,949	431,616
Xos, Inc. Class A (a)	6,641	7,504
		10,187,907
Marine - 0.3%
Costamare, Inc.	5,643	53,270
Eagle Bulk Shipping, Inc.	1,449	70,103
Eneti, Inc.	2,441	20,065
Genco Shipping & Trading Ltd.	4,001	53,613
Golden Ocean Group Ltd. (b)	13,240	110,289
Matson, Inc.	4,130	303,885
Safe Bulkers, Inc.	7,528	19,046
		630,271
Professional Services - 1.6%
Alight, Inc. Class A (a)	36,391	301,681
ASGN, Inc. (a)	5,264	446,282
Atlas Technical Consultants, Inc. (a)	2,060	15,615
Barrett Business Services, Inc.	742	64,717
CBIZ, Inc. (a)	5,130	254,653
CRA International, Inc.	743	76,336
Exponent, Inc.	5,465	520,596
First Advantage Corp. (a)	6,278	88,206
Forrester Research, Inc. (a)	1,230	52,054
Franklin Covey Co. (a)	1,309	66,235
Heidrick & Struggles International, Inc.	2,132	60,037
HireRight Holdings Corp.	2,327	31,321
Huron Consulting Group, Inc. (a)	2,186	160,955
ICF International, Inc.	1,960	234,475
Insperity, Inc.	3,881	458,036
Kelly Services, Inc. Class A (non-vtg.)	3,623	59,200
Kforce, Inc.	2,206	139,574
Korn Ferry	5,841	324,701
LegalZoom.com, Inc. (a)(b)	10,379	96,006
Planet Labs PBC Class A (a)	16,735	87,859
Red Violet, Inc. (a)	1,071	18,678
Resources Connection, Inc.	3,446	62,958
Skillsoft Corp. (a)	8,791	15,736
Spire Global, Inc. (a)	13,760	19,814
Sterling Check Corp. (a)	2,592	50,622
TriNet Group, Inc. (a)	4,009	260,505
TrueBlue, Inc. (a)	3,442	67,670
Upwork, Inc. (a)	12,922	173,801
Willdan Group, Inc. (a)	1,297	17,925
		4,226,248
Road & Rail - 0.5%
ArcBest Corp.	2,638	209,536
Bird Global, Inc. Class A (a)	19,279	8,371
Covenant Transport Group, Inc. Class A	1,120	42,381
Daseke, Inc. (a)	4,450	26,522
Heartland Express, Inc.	4,901	72,927
Marten Transport Ltd.	6,185	116,092
P.A.M. Transportation Services, Inc.	679	18,910
Saia, Inc. (a)	2,855	567,745
TuSimple Holdings, Inc. (a)(b)	15,169	52,030
Universal Logistics Holdings, Inc.	725	23,200
Werner Enterprises, Inc.	6,759	264,953
		1,402,667
Trading Companies & Distributors - 1.6%
Alta Equipment Group, Inc.	2,141	26,184
Applied Industrial Technologies, Inc.	4,107	510,829
Beacon Roofing Supply, Inc. (a)	5,520	311,052
BlueLinx Corp. (a)	968	68,205
Boise Cascade Co.	4,224	282,036
Custom Truck One Source, Inc. Class A (a)	6,522	45,197
Distribution Solutions Group I (a)	518	15,581
DXP Enterprises, Inc. (a)	1,645	47,063
GATX Corp.	3,793	397,165
Global Industrial Co.	1,462	46,404
GMS, Inc. (a)	4,654	219,669
H&E Equipment Services, Inc.	3,426	129,366
Herc Holdings, Inc.	2,758	324,368
Hudson Technologies, Inc. (a)	4,696	43,250
Karat Packaging, Inc. (a)	577	9,451
McGrath RentCorp.	2,552	240,016
MRC Global, Inc. (a)	8,822	88,485
NOW, Inc. (a)	11,812	150,367
Rush Enterprises, Inc.:
Class A	5,192	259,029
Class B	140	7,507
Textainer Group Holdings Ltd.	4,811	143,945
Titan Machinery, Inc. (a)	2,172	74,673
Transcat, Inc. (a)	761	62,980
Triton International Ltd.	6,575	399,037
Veritiv Corp. (a)	1,460	169,740
		4,071,599
TOTAL INDUSTRIALS		39,211,600
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 1.0%
ADTRAN Holdings, Inc.	7,544	169,438
Aviat Networks, Inc. (a)	1,212	39,584
Calix, Inc. (a)	6,094	448,762
Cambium Networks Corp. (a)	1,250	24,188
Casa Systems, Inc. (a)	3,633	11,444
Clearfield, Inc. (a)	1,244	151,109
CommScope Holding Co., Inc. (a)	21,988	291,121
Comtech Telecommunications Corp.	2,879	31,813
Digi International, Inc. (a)	3,663	147,729
DZS, Inc. (a)	1,898	30,159
Extreme Networks, Inc. (a)	13,452	241,329
Harmonic, Inc. (a)	9,896	152,893
Infinera Corp. (a)(b)	20,435	114,640
Inseego Corp. (a)	9,455	21,368
NETGEAR, Inc. (a)	3,027	59,481
NetScout Systems, Inc. (a)	7,306	262,432
Ondas Holdings, Inc. (a)	4,004	16,016
Ribbon Communications, Inc. (a)	7,878	20,877
Viavi Solutions, Inc. (a)	24,300	366,930
		2,601,313
Electronic Equipment & Components - 2.3%
908 Devices, Inc. (a)(b)	2,401	38,392
Advanced Energy Industries, Inc.	4,047	318,297
Aeva Technologies, Inc. (a)	10,561	21,122
AEye, Inc. Class A (a)	3,197	2,783
Akoustis Technologies, Inc. (a)	5,979	19,910
Arlo Technologies, Inc. (a)	9,454	48,688
Badger Meter, Inc.	3,114	350,263
Belden, Inc.	4,595	319,950
Benchmark Electronics, Inc.	3,737	106,093
Cepton, Inc. (a)	5,171	11,376
CTS Corp.	3,339	131,957
ePlus, Inc. (a)	2,862	139,437
Evolv Technologies Holdings, Inc. (a)	9,120	26,722
Fabrinet (a)	3,972	454,397
FARO Technologies, Inc. (a)	1,991	58,157
Focus Universal, Inc. (a)	1,904	19,383
Identiv, Inc. (a)	2,430	29,282
Insight Enterprises, Inc. (a)	3,330	314,718
Itron, Inc. (a)	4,834	236,334
Kimball Electronics, Inc. (a)	2,590	53,535
Knowles Corp. (a)	9,674	133,018
Lightwave Logic, Inc. (a)(b)	12,047	102,038
Methode Electronics, Inc. Class A	3,834	158,076
MicroVision, Inc. (a)(b)	17,884	65,455
Mirion Technologies, Inc. Class A (a)(b)	14,742	119,115
Napco Security Technologies, Inc.	3,127	88,869
nLIGHT, Inc. (a)	4,844	52,170
Novanta, Inc. (a)	3,816	539,582
OSI Systems, Inc. (a)	1,731	142,254
Ouster, Inc. (a)(b)	16,077	20,096
Par Technology Corp. (a)	2,850	82,023
PC Connection, Inc.	1,186	63,024
Plexus Corp. (a)	2,921	287,426
Rogers Corp. (a)	2,007	472,307
Sanmina Corp. (a)	6,110	342,466
ScanSource, Inc. (a)	2,695	83,491
Smartrent, Inc. (a)	13,217	36,347
TTM Technologies, Inc. (a)	10,776	164,981
Velodyne Lidar, Inc. (a)	21,365	21,098
Vishay Intertechnology, Inc.	14,097	294,768
Vishay Precision Group, Inc. (a)	1,259	42,491
		6,011,891
IT Services - 2.1%
AvidXchange Holdings, Inc.	15,769	143,498
BigCommerce Holdings, Inc. (a)	6,866	102,029
Brightcove, Inc. (a)	4,520	30,284
Cantaloupe, Inc. (a)	6,584	22,056
Cass Information Systems, Inc.	1,457	62,330
Cerberus Cyber Sentinel Corp.	4,944	17,106
Conduent, Inc. (a)	18,137	74,724
Core Scientific, Inc. (a)(b)	29,308	5,862
CSG Systems International, Inc.	3,342	216,127
Cyxtera Technologies, Inc. Class A (a)	4,021	9,731
Digitalocean Holdings, Inc. (a)(b)	7,503	269,508
Edgio, Inc. (a)	14,820	39,866
EVERTEC, Inc.	6,686	239,426
EVO Payments, Inc. Class A (a)	5,011	168,821
ExlService Holdings, Inc. (a)	3,470	631,020
Fastly, Inc. Class A (a)	12,070	102,474
Flywire Corp. (a)	6,049	132,776
Grid Dynamics Holdings, Inc. (a)	5,237	71,276
Hackett Group, Inc.	2,888	63,074
i3 Verticals, Inc. Class A (a)	2,380	51,789
IBEX Ltd. (a)	585	11,250
Information Services Group, Inc.	3,758	20,406
International Money Express, Inc. (a)	3,402	91,956
Marqeta, Inc. Class A (a)	46,623	367,389
Maximus, Inc.	6,492	400,362
MoneyGram International, Inc. (a)	9,850	104,312
Paya Holdings, Inc. (a)	9,476	76,187
Payoneer Global, Inc. (a)	23,228	180,017
Paysafe Ltd. (a)(b)	36,834	53,778
Perficient, Inc. (a)	3,680	246,450
PFSweb, Inc. (a)	1,572	15,044
Priority Technology Holdings, Inc. (a)	1,881	9,650
Rackspace Technology, Inc. (a)(b)	6,235	32,110
Remitly Global, Inc. (a)	10,626	123,474
Repay Holdings Corp. (a)	9,484	57,758
Sabre Corp. (a)	34,966	203,152
SolarWinds, Inc. (a)	5,199	48,507
Squarespace, Inc. Class A (a)	3,364	74,714
StoneCo Ltd. Class A (a)	29,755	312,428
Ttec Holdings, Inc.	2,038	90,630
Tucows, Inc. (a)	1,066	47,917
Unisys Corp. (a)	7,097	60,325
Verra Mobility Corp. (a)	15,298	261,137
		5,342,730
Semiconductors & Semiconductor Equipment - 2.2%
ACM Research, Inc.	5,188	33,203
Alpha & Omega Semiconductor Ltd. (a)	2,370	77,618
Ambarella, Inc. (a)	3,924	214,761
Amkor Technology, Inc.	10,848	225,530
Atomera, Inc. (a)(b)	2,325	20,948
Axcelis Technologies, Inc. (a)	3,509	203,522
AXT, Inc. (a)	4,352	19,758
CEVA, Inc. (a)	2,447	67,684
Cohu, Inc. (a)	5,156	169,736
Credo Technology Group Holding Ltd.	10,358	142,319
CyberOptics Corp. (a)	772	41,665
Diodes, Inc. (a)	4,757	340,934
FormFactor, Inc. (a)	8,244	166,611
Ichor Holdings Ltd. (a)	2,984	75,913
Impinj, Inc. (a)	2,245	257,344
indie Semiconductor, Inc. (a)	10,932	85,488
Kulicke & Soffa Industries, Inc.	6,138	257,428
MACOM Technology Solutions Holdings, Inc. (a)	5,425	313,945
MaxLinear, Inc. Class A (a)	7,825	241,636
Onto Innovation, Inc. (a)	5,320	355,589
PDF Solutions, Inc. (a)	3,141	74,065
Photronics, Inc. (a)	6,422	104,165
Power Integrations, Inc.	6,086	405,997
Rambus, Inc. (a)	11,736	353,958
Rigetti Computing, Inc. Class A (a)	3,719	7,810
Rockley Photonics Holdings Ltd. (a)	11,005	5,614
Semtech Corp. (a)	6,739	186,603
Silicon Laboratories, Inc. (a)	3,640	418,309
SiTime Corp. (a)	1,757	157,796
SkyWater Technology, Inc. (a)	1,208	9,797
SMART Global Holdings, Inc. (a)	5,271	71,317
Synaptics, Inc. (a)	4,234	375,132
Transphorm, Inc. (a)	2,322	16,022
Ultra Clean Holdings, Inc. (a)	4,859	151,163
Veeco Instruments, Inc. (a)	5,363	97,767
		5,747,147
Software - 4.7%
8x8, Inc. (a)	13,143	55,595
A10 Networks, Inc.	7,135	119,868
ACI Worldwide, Inc. (a)	12,277	298,699
Adeia, Inc.	11,293	126,256
Agilysys, Inc. (a)	2,125	136,361
Alarm.com Holdings, Inc. (a)	5,152	303,144
Alkami Technology, Inc. (a)	3,862	61,213
Altair Engineering, Inc. Class A (a)	5,602	274,778
American Software, Inc. Class A	3,885	66,550
Amplitude, Inc. (a)(b)	6,049	101,623
AppFolio, Inc. (a)	2,036	255,253
Appian Corp. Class A (a)	4,325	211,147
Applied Blockchain, Inc.	838	1,886
Arteris, Inc.	1,898	10,515
Asana, Inc. (a)	7,940	163,564
Avaya Holdings Corp. (a)	1,997	3,155
AvePoint, Inc. (a)(b)	13,880	60,656
Benefitfocus, Inc. (a)	2,814	19,839
Blackbaud, Inc. (a)	4,983	272,570
BlackLine, Inc. (a)	5,928	331,968
Blend Labs, Inc. (a)(b)	20,100	50,451
Box, Inc. Class A (a)	15,009	436,011
BTRS Holdings, Inc. (a)	10,802	101,971
C3.ai, Inc. (a)(b)	7,467	97,892
Cerence, Inc. (a)	4,201	72,257
ChannelAdvisor Corp. (a)	3,056	70,410
Cipher Mining, Inc. (a)	4,529	4,574
Cleanspark, Inc. (a)	5,175	18,009
Clear Secure, Inc. (a)	6,695	180,899
CommVault Systems, Inc. (a)	4,768	290,324
Consensus Cloud Solutions, Inc. (a)	1,679	94,259
Couchbase, Inc. (a)	2,876	36,813
CS Disco, Inc. (a)	2,500	26,800
Cvent Holding Corp. (a)	4,895	28,636
Digimarc Corp. (a)(b)	1,495	24,428
Digital Turbine, Inc. (a)	10,130	147,898
Domo, Inc. Class B (a)	3,297	58,258
Duck Creek Technologies, Inc. (a)	8,346	99,651
E2open Parent Holdings, Inc. (a)	21,379	124,640
Ebix, Inc.	2,828	55,966
eGain Communications Corp. (a)	2,148	17,291
Enfusion, Inc. Class A	2,817	39,917
EngageSmart, Inc. (a)	3,802	74,671
Envestnet, Inc. (a)	5,911	291,471
Everbridge, Inc. (a)	4,258	133,403
EverCommerce, Inc. (a)	2,712	23,622
ForgeRock, Inc. (a)	3,282	74,042
Greenidge Generation Holdings, Inc. (a)	1,487	1,446
Instructure Holdings, Inc. (a)	1,890	44,642
Intapp, Inc. (a)	1,541	34,611
InterDigital, Inc.	3,192	159,185
IronNet, Inc. Class A (a)	7,642	5,426
Kaleyra, Inc. (a)	3,247	2,793
KnowBe4, Inc. (a)	7,848	192,904
Latch, Inc. (a)	11,914	15,965
LivePerson, Inc. (a)	7,547	79,772
Liveramp Holdings, Inc. (a)	7,160	131,458
Livevox Holdings, Inc. (a)	2,378	7,396
Marathon Digital Holdings, Inc. (a)(b)	11,936	156,481
Matterport, Inc. (a)	23,895	83,394
MeridianLink, Inc. (a)	2,512	45,216
MicroStrategy, Inc. Class A (a)(b)	1,011	270,453
Mitek Systems, Inc. (a)	4,600	52,026
Model N, Inc. (a)	3,939	149,682
Momentive Global, Inc. (a)	14,141	109,734
N-able, Inc. (a)	7,318	79,254
Nextnav, Inc. (a)(b)	7,324	25,121
Olo, Inc. (a)	9,745	85,853
ON24, Inc. (a)	4,533	36,899
Onespan, Inc. (a)	4,299	47,246
Pagerduty, Inc. (a)(b)	9,190	229,199
Progress Software Corp.	4,694	239,535
PROS Holdings, Inc. (a)	4,393	109,605
Q2 Holdings, Inc. (a)	5,441	168,889
Qualys, Inc. (a)	4,133	589,200
Rapid7, Inc. (a)	6,257	283,254
Rimini Street, Inc. (a)	5,395	30,266
Riot Blockchain, Inc. (a)(b)	14,602	100,608
Sapiens International Corp. NV	3,318	65,265
SecureWorks Corp. (a)	1,039	8,499
ShotSpotter, Inc. (a)	974	37,012
Sprout Social, Inc. (a)	4,945	298,332
SPS Commerce, Inc. (a)	3,890	492,163
Sumo Logic, Inc. (a)	12,259	94,517
Telos Corp. (a)	5,818	61,671
Tenable Holdings, Inc. (a)	11,797	479,430
TeraWulf, Inc. (a)	2,381	2,714
Upland Software, Inc. (a)	3,191	25,656
UserTesting, Inc. (a)	5,144	38,066
Varonis Systems, Inc. (a)	11,716	313,637
Verint Systems, Inc. (a)	6,822	241,703
Veritone, Inc. (a)(b)	3,469	25,705
Viant Technology, Inc. (a)	1,521	6,936
Weave Communications, Inc.	3,409	18,750
Workiva, Inc. (a)	5,116	398,076
Xperi, Inc. (a)	4,406	61,552
Yext, Inc. (a)	12,342	65,659
Zeta Global Holdings Corp. (a)	11,758	98,062
Zuora, Inc. (a)	13,268	102,031
		12,052,153
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)	3,838	105,507
CompoSecure, Inc. (a)	818	4,368
Corsair Gaming, Inc. (a)(b)	4,157	57,367
Diebold Nixdorf, Inc. (a)	7,977	19,863
Eastman Kodak Co. (a)	6,003	32,116
IonQ, Inc. (a)	12,794	75,357
Super Micro Computer, Inc. (a)	4,866	338,625
Turtle Beach Corp. (a)	1,639	12,784
Xerox Holdings Corp.	12,244	179,130
		825,117
TOTAL INFORMATION TECHNOLOGY		32,580,351
MATERIALS - 4.1%
Chemicals - 2.1%
AdvanSix, Inc.	2,938	106,884
American Vanguard Corp.	3,118	72,556
Amyris, Inc. (a)(b)	21,238	59,679
Aspen Aerogels, Inc. (a)	3,364	42,656
Avient Corp.	9,792	337,726
Balchem Corp.	3,413	477,137
Cabot Corp.	5,946	436,912
Chase Corp.	801	75,462
Danimer Scientific, Inc. (a)(b)	8,247	21,607
Diversey Holdings Ltd. (a)	8,502	45,911
Ecovyst, Inc. (a)	8,037	79,968
FutureFuel Corp.	2,622	17,934
H.B. Fuller Co.	5,688	396,510
Hawkins, Inc.	2,052	92,402
Ingevity Corp. (a)	4,071	273,856
Innospec, Inc.	2,634	263,374
Intrepid Potash, Inc. (a)	1,198	54,210
Koppers Holdings, Inc.	2,178	54,363
Kronos Worldwide, Inc.	2,279	21,651
Livent Corp. (a)(b)	17,377	548,592
LSB Industries, Inc. (a)	3,409	60,101
Mativ, Inc.	5,855	138,998
Minerals Technologies, Inc.	3,478	191,325
Origin Materials, Inc. Class A (a)(b)	11,293	64,144
Orion Engineered Carbons SA	6,481	103,437
Perimeter Solutions SA (a)	13,087	104,565
PureCycle Technologies, Inc. (a)	11,369	94,022
Quaker Houghton	1,458	237,129
Rayonier Advanced Materials, Inc. (a)	6,539	29,752
Sensient Technologies Corp.	4,499	321,499
Stepan Co.	2,262	236,243
Tredegar Corp.	2,852	31,058
Trinseo PLC	3,779	71,121
Tronox Holdings PLC	12,583	150,996
Valhi, Inc.	243	6,639
		5,320,419
Construction Materials - 0.1%
Summit Materials, Inc. (a)	12,762	336,279
United States Lime & Minerals, Inc.	211	26,618
		362,897
Containers & Packaging - 0.3%
Cryptyde, Inc. (a)	2,372	1,287
Greif, Inc.:
Class A	2,971	196,710
Class B	386	27,333
Myers Industries, Inc.	3,884	78,806
O-I Glass, Inc. (a)	16,625	271,154
Pactiv Evergreen, Inc.	4,705	51,332
Ranpak Holdings Corp. (A Shares) (a)	4,504	17,115
TriMas Corp.	4,457	101,842
		745,579
Metals & Mining - 1.5%
5E Advanced Materials, Inc. (a)	3,603	48,208
Alpha Metallurgical Resources	1,773	299,371
Arconic Corp. (a)	11,015	228,671
ATI, Inc. (a)	13,260	394,618
Carpenter Technology Corp.	5,100	190,740
Century Aluminum Co. (a)	5,737	41,364
Coeur d'Alene Mines Corp. (a)	29,922	113,105
Commercial Metals Co.	12,972	590,226
Compass Minerals International, Inc.	3,671	145,151
Constellium NV (a)	13,497	148,737
Dakota Gold Corp. (a)	5,593	19,296
Haynes International, Inc.	1,321	64,610
Hecla Mining Co.	59,338	271,175
Hycroft Mining Holding Corp. (a)	16,362	11,283
Ivanhoe Electric, Inc. (a)	1,473	15,408
Kaiser Aluminum Corp.	1,707	137,909
Materion Corp.	2,191	187,791
Novagold Resources, Inc. (a)	25,354	117,389
Olympic Steel, Inc.	1,005	27,346
Piedmont Lithium, Inc. (a)	1,864	115,978
PolyMet Mining Corp. (a)	2,928	8,755
Ramaco Resources, Inc.	2,456	27,728
Ryerson Holding Corp.	2,101	70,489
Schnitzer Steel Industries, Inc. Class A	2,772	74,816
SunCoke Energy, Inc.	9,012	65,427
TimkenSteel Corp. (a)	4,990	87,026
Warrior Metropolitan Coal, Inc.	5,469	203,119
Worthington Industries, Inc.	3,347	159,183
		3,864,919
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	1,783	79,308
Glatfelter Corp.	4,758	13,465
Resolute Forest Products, Inc. (a)	4,834	100,596
Sylvamo Corp.	3,793	182,709
		376,078
TOTAL MATERIALS		10,669,892
REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Acadia Realty Trust (SBI)	10,302	143,919
Agree Realty Corp.	8,565	588,416
Alexander & Baldwin, Inc.	7,941	154,691
Alexanders, Inc.	249	58,488
American Assets Trust, Inc.	5,460	150,041
Apartment Investment & Management Co. Class A	15,999	127,032
Apple Hospitality (REIT), Inc.	23,215	397,441
Armada Hoffler Properties, Inc.	7,482	87,465
Ashford Hospitality Trust, Inc. (a)	3,831	31,108
Bluerock Homes Trust, Inc. (a)	374	9,462
Braemar Hotels & Resorts, Inc.	7,591	37,424
Brandywine Realty Trust (SBI)	19,128	125,480
Broadstone Net Lease, Inc.	18,276	313,251
BRT Apartments Corp.	1,290	28,586
CareTrust (REIT), Inc.	10,450	195,206
CBL & Associates Properties, Inc.	2,865	82,311
Centerspace	1,681	116,493
Chatham Lodging Trust (a)	5,176	67,133
City Office REIT, Inc.	4,743	50,371
Clipper Realty, Inc.	1,230	8,721
Community Healthcare Trust, Inc.	2,687	92,970
Corporate Office Properties Trust (SBI)	12,253	326,542
CTO Realty Growth, Inc.	2,022	40,642
DiamondRock Hospitality Co.	22,681	211,841
Diversified Healthcare Trust (SBI)	26,603	36,180
Easterly Government Properties, Inc.	10,161	176,700
Elme Communities (SBI)	9,527	181,870
Empire State Realty Trust, Inc.	14,729	108,553
Equity Commonwealth	11,266	294,719
Essential Properties Realty Trust, Inc.	15,517	333,926
Farmland Partners, Inc.	5,226	73,216
Four Corners Property Trust, Inc.	8,908	228,223
Franklin Street Properties Corp.	11,256	32,417
Getty Realty Corp.	4,668	146,995
Gladstone Commercial Corp.	4,480	78,803
Gladstone Land Corp.	3,522	71,673
Global Medical REIT, Inc.	7,264	66,393
Global Net Lease, Inc.	11,671	142,970
Hersha Hospitality Trust	3,420	31,293
Independence Realty Trust, Inc.	24,062	403,279
Indus Realty Trust, Inc.	576	29,831
Industrial Logistics Properties Trust	7,045	32,971
InvenTrust Properties Corp.	7,344	185,069
iStar Financial, Inc.	7,474	78,328
Kite Realty Group Trust	23,539	462,306
LTC Properties, Inc.	4,277	165,392
LXP Industrial Trust (REIT)	29,908	289,509
National Health Investors, Inc.	4,623	262,124
Necessity Retail (REIT), Inc./The	14,794	101,191
NETSTREIT Corp.	6,877	129,425
NexPoint Residential Trust, Inc.	2,491	113,590
Office Properties Income Trust	5,583	85,420
One Liberty Properties, Inc.	1,948	43,908
Orion Office (REIT), Inc.	6,229	58,366
Outfront Media, Inc.	15,943	287,771
Paramount Group, Inc.	20,805	134,608
Pebblebrook Hotel Trust	14,043	225,250
Phillips Edison & Co., Inc.	12,705	382,929
Physicians Realty Trust	24,650	371,229
Piedmont Office Realty Trust, Inc. Class A	13,773	143,928
Plymouth Industrial REIT, Inc.	4,159	76,692
Postal Realty Trust, Inc.	2,115	33,163
Potlatch Corp.	8,631	383,993
Retail Opportunity Investments Corp.	13,421	194,336
RLJ Lodging Trust	17,237	209,774
RPT Realty	9,473	88,099
Ryman Hospitality Properties, Inc.	5,783	514,224
Sabra Health Care REIT, Inc.	24,936	340,626
Safehold, Inc.	2,434	71,195
Saul Centers, Inc.	1,330	54,464
Service Properties Trust	17,663	143,247
SITE Centers Corp.	21,232	262,852
Stag Industrial, Inc.	19,610	619,480
Summit Hotel Properties, Inc.	11,429	98,747
Sunstone Hotel Investors, Inc.	22,926	255,625
Tanger Factory Outlet Centers, Inc.	10,948	197,173
Terreno Realty Corp.	8,097	462,663
The Macerich Co.	23,312	259,463
UMH Properties, Inc.	5,533	97,049
Uniti Group, Inc.	25,871	200,759
Universal Health Realty Income Trust (SBI)	1,494	72,713
Urban Edge Properties	12,496	176,444
Urstadt Biddle Properties, Inc. Class A	3,553	66,583
Veris Residential, Inc. (a)	9,247	146,380
Whitestone REIT Class B	5,258	49,478
Xenia Hotels & Resorts, Inc.	12,333	210,648
		14,721,259
Real Estate Management & Development - 0.6%
American Realty Investments, Inc. (a)	157	2,784
Anywhere Real Estate, Inc. (a)	11,979	89,004
Compass, Inc. (a)	29,527	77,951
Cushman & Wakefield PLC (a)	17,063	197,078
Digitalbridge Group, Inc.	17,418	222,950
Doma Holdings, Inc. Class A (a)	15,581	8,454
Douglas Elliman, Inc.	8,511	39,321
eXp World Holdings, Inc. (b)	7,626	100,739
Forestar Group, Inc. (a)	1,982	22,952
FRP Holdings, Inc. (a)	663	40,198
Kennedy-Wilson Holdings, Inc.	12,612	209,485
Marcus & Millichap, Inc.	2,745	101,126
Newmark Group, Inc.	15,272	125,078
Offerpad Solutions, Inc. (a)	7,719	7,522
RE/MAX Holdings, Inc.	2,017	39,251
Redfin Corp. (a)	11,051	53,155
Stratus Properties, Inc.	598	17,677
Tejon Ranch Co. (a)	2,206	37,370
The RMR Group, Inc.	1,709	46,775
The St. Joe Co.	3,725	132,349
Transcontinental Realty Investors, Inc. (a)	107	4,397
		1,575,616
TOTAL REAL ESTATE		16,296,875
UTILITIES - 3.3%
Electric Utilities - 0.7%
Allete, Inc.	6,165	346,905
MGE Energy, Inc.	3,873	263,713
Otter Tail Corp.	4,392	296,109
PNM Resources, Inc.	9,139	424,689
Portland General Electric Co.	9,595	431,199
Via Renewables, Inc. Class A,	1,377	9,625
		1,772,240
Gas Utilities - 1.2%
Brookfield Infrastructure Corp. A Shares (b)	10,451	450,647
Chesapeake Utilities Corp.	1,880	233,834
New Jersey Resources Corp.	10,248	457,471
Northwest Natural Holding Co.	3,747	180,193
ONE Gas, Inc.	5,770	447,060
South Jersey Industries, Inc.	13,100	454,177
Southwest Gas Corp.	7,194	525,666
Spire, Inc.	5,497	383,746
		3,132,794
Independent Power and Renewable Electricity Producers - 0.5%
Altus Power, Inc. Class A (a)	4,547	45,288
Clearway Energy, Inc.:
Class A	2,892	93,498
Class C	9,592	333,226
Montauk Renewables, Inc. (a)	6,906	103,383
Ormat Technologies, Inc. (b)	4,850	438,683
Sunnova Energy International, Inc. (a)(b)	10,693	198,248
		1,212,326
Multi-Utilities - 0.4%
Avista Corp.	7,748	317,900
Black Hills Corp.	6,961	455,041
NorthWestern Energy Corp.	6,072	320,784
Unitil Corp.	1,724	90,872
		1,184,597
Water Utilities - 0.5%
American States Water Co.	3,969	359,036
Artesian Resources Corp. Class A	878	45,902
California Water Service Group	5,825	361,500
Global Water Resources, Inc.	1,436	18,323
Middlesex Water Co.	1,900	169,993
Pure Cycle Corp. (a)	2,135	18,425
SJW Group	2,912	205,820
York Water Co.	1,534	66,821
		1,245,820
TOTAL UTILITIES		8,547,777
TOTAL COMMON STOCKS (Cost $250,705,998)		256,578,310

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (e) (Cost $199,420)	200,000	198,095

Money Market Funds - 6.3%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (f)	2,270,590	2,271,045
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	14,078,139	14,079,547
TOTAL MONEY MARKET FUNDS (Cost $16,350,592)		16,350,592

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $267,256,010)	273,126,997
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(15,277,262)
NET ASSETS - 100.0%	257,849,735

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	14	Dec 2022	1,297,100	120,925	120,925

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $2,245,706.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $198,095.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	4,281,328	32,884,570	34,894,852	18,562	-	(1)	2,271,045	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	25,198,424	31,361,175	42,480,052	190,391	-	-	14,079,547	0.0%
Total	29,479,752	64,245,745	77,374,904	208,953	-	(1)	16,350,592

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	6,981,875	6,981,875	-	-
Consumer Discretionary	26,930,507	26,930,507	-	-
Consumer Staples	8,992,274	8,992,274	-	-
Energy	17,941,700	17,941,700	-	-
Financials	45,244,864	45,244,864	-	-
Health Care	43,180,595	43,177,029	-	3,566
Industrials	39,211,600	39,211,600	-	-
Information Technology	32,580,351	32,580,351	-	-
Materials	10,669,892	10,669,892	-	-
Real Estate	16,296,875	16,296,875	-	-
Utilities	8,547,777	8,547,777	-	-

U.S. Government and Government Agency Obligations	198,095	-	198,095	-

Money Market Funds	16,350,592	16,350,592	-	-
Total Investments in Securities:	273,126,997	272,925,336	198,095	3,566
Derivative Instruments:

Assets
Futures Contracts	120,925	120,925	-	-
Total Assets	120,925	120,925	-	-
Total Derivative Instruments:	120,925	120,925	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of October 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	120,925	0
Total Equity Risk	120,925	0
Total Value of Derivatives	120,925	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		October 31, 2022 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,598,397) - See accompanying schedule:
Unaffiliated issuers (cost $250,905,418)	$256,776,405
Fidelity Central Funds (cost $16,350,592)	16,350,592

Total Investment in Securities (cost $267,256,010)		$273,126,997
Cash		45,822
Receivable for fund shares sold		188,545
Dividends receivable		72,696
Distributions receivable from Fidelity Central Funds		28,674
Receivable for daily variation margin on futures contracts		2,241
Other receivables		1,659
Total assets		273,466,634
Liabilities
Payable for investments purchased	$69,833
Payable for fund shares redeemed	1,467,538
Collateral on securities loaned	14,079,528
Total Liabilities		15,616,899
Net Assets		$257,849,735
Net Assets consist of:
Paid in capital		$256,173,644
Total accumulated earnings (loss)		1,676,091
Net Assets		$257,849,735
Net Asset Value , offering price and redemption price per share ($257,849,735 ÷ 19,379,313 shares)		$13.31

Statement of Operations
		Six months ended October 31, 2022 (Unaudited)
Investment Income
Dividends		$1,886,765
Interest		1,241
Income from Fidelity Central Funds (including $190,391 from security lending)		208,953
Total Income		2,096,959
Expenses
Independent trustees' fees and expenses	444
Total expenses before reductions	444
Expense reductions	(204)
Total expenses after reductions		240
Net Investment income (loss)		2,096,719
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(797,414)
Futures contracts	(370,231)
Total net realized gain (loss)		(1,167,645)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	243,901
Fidelity Central Funds	(1)
Futures contracts	395,466
Total change in net unrealized appreciation (depreciation)		639,366
Net gain (loss)		(528,279)
Net increase (decrease) in net assets resulting from operations		$1,568,440
Statement of Changes in Net Assets

	Six months ended October 31, 2022 (Unaudited)	Year ended April 30, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,096,719	$2,603,626
Net realized gain (loss)	(1,167,645)	4,606,515
Change in net unrealized appreciation (depreciation)	639,366	(52,186,134)
Net increase (decrease) in net assets resulting from operations	1,568,440	(44,975,993)
Distributions to shareholders	-	(6,456,110)
Share transactions
Proceeds from sales of shares	57,186,441	168,655,490
Reinvestment of distributions	-	4,332,568
Cost of shares redeemed	(43,731,398)	(56,802,403)
Net increase (decrease) in net assets resulting from share transactions	13,455,043	116,185,655
Total increase (decrease) in net assets	15,023,483	64,753,552

Net Assets
Beginning of period	242,826,252	178,072,700
End of period	$257,849,735	$242,826,252

Other Information
Shares
Sold	4,463,718	10,781,275
Issued in reinvestment of distributions	-	274,899
Redeemed	(3,309,341)	(3,645,940)
Net increase (decrease)	1,154,377	7,410,234

Financial Highlights
Fidelity Flex® Small Cap Index Fund

	Six months ended (Unaudited) October 31, 2022	Years ended April 30, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.32	$16.47	$9.52	$11.70	$11.43	$10.31
Income from Investment Operations
Net investment income (loss) A,B	.11	.18	.14	.15	.16	.11
Net realized and unrealized gain (loss)	(.12)	(2.89)	6.96	(1.98)	.35	1.10
Total from investment operations	(.01)	(2.71)	7.10	(1.83)	.51	1.21
Distributions from net investment income	-	(.18)	(.15)	(.16)	(.11)	(.06)
Distributions from net realized gain	-	(.26)	-	(.19)	(.12)	(.03)
Total distributions	-	(.44)	(.15)	(.35)	(.24) C	(.09)
Net asset value, end of period	$13.31	$13.32	$16.47	$9.52	$11.70	$11.43
Total Return D,E	(.08)%	(16.88)%	75.01%	(16.23)%	4.63%	11.72%
Ratios to Average Net Assets A,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.69% I	1.14%	1.09%	1.36%	1.36%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$257,850	$242,826	$178,073	$104,119	$74,937	$50,926
Portfolio turnover rate J	28% I	18%	47%	18%	23%	34% K

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended October 31, 2022

1. Organization.
Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), certain deemed distributions, partnerships, capital loss carryforwards and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 49,351,163
Gross unrealized depreciation	(48,530,113)
Net unrealized appreciation (depreciation)	$821,050
Tax cost	$272,426,872

The Fund elected to defer to its next fiscal year approximately $1,535,298 of capital losses recognized during the period November 1, 2021 to April 30, 2022.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Index Fund	61,644,007	33,978,522
6.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex Small Cap Index Fund	$4,337	$117,035
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $204.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During Period- C May 1, 2022 to October 31, 2022

Fidelity Flex® Small Cap Index Fund	-%- D
Actual		$ 1,000	$ 999.20	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Small Cap Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for the fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided . The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family . The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds, ETFs, and share classes with innovative structures, strategies and pricing and making other enhancements to meet investor needs; (iv) broadening eligibility requirements for certain funds and share classes; (v) reducing management fees and total expenses for certain funds and classes; (vi) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (vii) rationalizing product lines and gaining increased efficiencies from fund mergers and liquidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (ix) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is available exclusively to certain fee-based accounts and advisor programs offered by Fidelity, including certain employer-sponsored plans and discretionary investment programs.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

At its September 2022 meeting, the Board also approved an amendment to the fund's sub-advisory agreement with Geode (effective October 1, 2022) that reduced the sub-advisory fee rate that FMR pays to Geode.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

The Board also considered information regarding the profitability of Geode's relationship with the fund.

Economies of Scale . The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

1.9881630.105
ZAP-SANN-1222

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 21, 2022